Travelers Series Fund Inc.
AIM Capital
Appreciation Portfolio

Smith Barney Large
Capitalization Growth
Portfolio

--------------------
 SEMI-ANNUAL REPORT
--------------------

April 30, 2000



[LOGO OF SMITH BARNEY MUTUAL FUNDS]



NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

Travelers Series
Fund Inc.


                                                                         [PHOTO]

                                                                        HEATH B.
                                                                        MCLENDON

                                                                        Chairman

Dear Shareholder:

We are pleased to provide the semi-annual report) for the Travelers Series Fund Inc. -- AIM Capital Appreciation Portfolio and the Smith Barney Large Capitalization Growth Portfolio ("Portfolio(s)") for the period ended April 30, 2000. In this report, we summarize the periods prevailing economic and market conditions and outline our investment strategy.(1) A detailed summary of performance and current holdings can be found in the appropriate sections that follow. We hope you find this report useful and informative.

Portfolio Highlights

AIM Capital Appreciation Portfolio

The AIM Capital Appreciation Portfolio seeks capital appreciation. For the six months ended April 30, 2000, the Portfolio returned 34.05%. In comparison, the Lipper, Inc. peer group of mid-capitalization funds and the Standard & Poors MidCap 400 Index ("S&P MidCap")(2) returned 28.30% and 21.26%,respectively, for the same period. (Lipper, Inc. is a major fund-tracking organization.)

During the six months ended April 30, 2000, stock and bond markets were marked by historic levels of volatility, leaving many investors with little or no clear indication of the future direction of the financial markets. Despite the ongoing strength and expansion of the U.S. and global economies, growing concerns emerged regarding inflation and rising interest rates, which resulted in major fluctuations in many stock prices. Despite this volatility, the shares of many mid-cap stocks performed better than many large- and small-cap stocks.



--------------
1 The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events,a guarantee of future results nor investment advice. Further,there is no assurance that certain securities will remain in or out of the Portfolios.

2 The S&P MidCap is a market-value weighted index, consisting of 400 domestic stocks chosen for market size, liquidating and industry group representation. This index is unmanaged and is not subject to the same management and trading expenses of a mutual fund.



--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                     1

Investment Portfolio Strategy

The manager uses a "bottom-up"(3) approach in selecting investments for the Portfolio. During the period,the manager identified several companies,especially those in the telecommunications industry that he believed possessed solid earnings prospects. However,in line with the Portfolio's investment objective,the manager generally looks for those companies with demonstrated earnings.

Holdings in the Portfolio during the period included computer software companies and communications equipment and software companies. In the view of the manager, these industries may continue to benefit from the steady sales of personal computers, the proliferation of new communications devices and the expansion of the Internet, both in offices and in homes.

The manager's stock market outlook over the near-term depends largely on the Federal Reserve Boards ("Fed") ability to stabilize the growth of the U.S. economy. If the Fed is successful in slowing economic growth to a more sustainable level and keeping inflation under control, the manager believes that investors may continue to have a favorable view of stocks.

Moreover, the manager remains optimistic about the long-term prospects for mid-cap stocks. Additionally, in the manager's opinion, anticipated earnings growth for many mid-sized companies should continue in the year to come. Of course, no guarantees can be made that this expectation will remain true.

Smith Barney Large Capitalization Growth Portfolio

The Smith Barney Large Capitalization Growth Portfolio seeks long-term growth of capital by normally investing 65% of its assets in the equity securities of companies with market capitalizations of $5 billion or more. For the six months ended April 30, 2000, the Portfolio returned 16.49%. In comparison,the Standard & Poor's 500 Index ("S&P 500")(4) returned 7.18% over the same period.

During the period covered by this report, the U.S. financial markets were marked by historic levels of volatility and what the manager deemed to be excessive speculative trading by many investors. In the managers view, share prices, most notably in the technology area, became almost completely detached from the underlying fundamentals such as price-to-earnings, price-to-sales and price-to-book ratios.(5) By the end of the first quarter of 2000, however, most investors began to reassess the high valuations assigned to many technology stocks.

---------------
3 Bottom-up investing is a search for outstanding performance potential of individual stocks before considering the impact of economic trends.

4 The S&P 500 is a market capitalization-weighted measure of 500 widely held common stocks.

5 The price-to-earnings ratio is the price of a stock divided by its earnings per share. The price-to-sales ratio is the current price of a stock divided by the sales per share for the trailing 12 months. The price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities.


--------------------------------------------------------------------------------
2                                        2000 Semi-Annual Report to Shareholders

The manager remains committed to his belief that individual company selection should continue to be the primary focus of most investors. Excellent products, experienced management and strong balance sheets are the underlying strengths that the manager believes lead to franchise value, earnings growth, dividend growth, share buy backs and strategic acquisitions.

During periods of speculative excesses, this investment approach can appear dated, but the manager believes it is a tried-and-true process that has served investors well for decades. Of course, there can be no guarantees that this strategy will continue to be successful in the future.

Looking ahead, the manager is focusing on three broad industry sectors-- consumer, financial and technology. The manager believes that worldwide economic growth should continue to benefit large, well-known global franchises. The manager's emphasis on the financial services industry is, in his opinion, a prudent strategy due to the strength of the global economy and the emergence of increasingly affluent societies across the globe. Within the technology sector, the manager remains focused on dominant market leadership companies he thinks are poised for future growth. The manager anticipates that software, semiconductors, telecommunications and networking companies should continue to generate high levels of growth, and he will continue to look for those recognized leaders to add to the Portfolio when deemed appropriate.

In closing, thank you for investing in the Travelers Series Fund Inc. We look forward to continuing to help you to pursue your financial goals in the new century.

Sincerely,


/s/ Heath B. McLendon

Heath B. McLendon
Chairman

May 12, 2000


--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                     3

--------------------------------------------------------------------------------
                       AIM Capital Appreciation Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Historical Performance
--------------------------------------------------------------------------------

                         Net Asset Value
                      --------------------
                      Beginning     End      Income     Capital Gain    Total
Period Ended          of Period  of Period  Dividends   Distributions  Returns+
================================================================================
4/30/00                 $16.30     $21.85     $0.00         $0.00      34.05%++
--------------------------------------------------------------------------------
10/31/99                 12.31      16.30      0.00          0.00       32.41
--------------------------------------------------------------------------------
10/31/98                 12.68      12.31      0.02          0.00       (2.79)
--------------------------------------------------------------------------------
10/31/97                 10.76      12.68      0.01          0.00       17.96
--------------------------------------------------------------------------------
10/31/96                 10.00      10.76      0.01          0.00        7.71
--------------------------------------------------------------------------------
10/10/95* - 10/31/95     10.00      10.00      0.00          0.00        0.00++
================================================================================
Total                                         $0.04         $0.00
================================================================================

It is the Funds policy to distribute dividends and capital gains, if any, annually.


--------------------------------------------------------------------------------
Average Annual Total Returns+
--------------------------------------------------------------------------------
================================================================================
Six Months Ended 4/30/00++                                              34.05%
--------------------------------------------------------------------------------
Year Ended 4/30/00                                                      47.64
--------------------------------------------------------------------------------
10/10/95* through 4/30/00                                               18.79
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Return+
--------------------------------------------------------------------------------
================================================================================
10/10/95* through 4/30/00                                              119.23%
================================================================================

+  Assumes the reinvestment of all dividends and capital gain distributions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
*  Commencement of operations.


--------------------------------------------------------------------------------
4                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------
                   Growth of $10,000 Invested in Shares of the
           AIM Capital Appreciation Portfolio vs. Lipper Midcap Index+
--------------------------------------------------------------------------------
                            October 1995--April 2000


                                    [GRAPH]

                         AIM Capital Appreciation     Lipper Midcap Index
       10/10/95                    10,000                  10,000
         Oct-95                    10,000                  10,190
         Oct-96                    10,771                  11,962
         Oct-97                    12,706                  14,450
         Oct-98                    12,351                  14,029
         Oct-99                    16,355                  18,224
        4/30/00                    21,923                  23,953


+ Hypothetical illustration of $10,000 invested in shares of the AIM Capital
  Appreciation Portfolio on October 10, 1995 (commencement of operations), assuming reinvestment of dividends and capital gains at net asset value through April 30, 2000. The Lipper Midcap Index (Index) is an index of widely held common stocks listed on the New York and American Stock Exchanges and over-the-counter markets. Figures for the Index include reinvestment of dividends. The Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. An investor cannot invest directly in an index.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.



--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                     5

--------------------------------------------------------------------------------
               Smith Barney Large Capitalization Growth Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Historical Performance
--------------------------------------------------------------------------------
                          Net Asset Value
                      ---------------------
                      Beginning      End       Income    Capital Gain    Total
Period Ended          of Period   of Period   Dividends  Distributions  Returns+
================================================================================
4/30/00                $14.53      $16.89      $0.01        $0.02       16.49%++
--------------------------------------------------------------------------------
10/31/99                 9.90       14.53       0.01         0.00       46.88
--------------------------------------------------------------------------------
5/1/98* - 10/31/98      10.00        9.90       0.00         0.00       (1.00)++
================================================================================
Total                                          $0.02        $0.02
================================================================================

It is the Funds policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Returns+
--------------------------------------------------------------------------------
================================================================================
Six Months Ended 4/30/00++                                               16.49%
--------------------------------------------------------------------------------
Year Ended 4/30/00                                                       22.05
--------------------------------------------------------------------------------
5/1/98* through 4/30/00                                                  30.15
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Return+
--------------------------------------------------------------------------------
================================================================================
5/1/98* through 4/30/00                                                  69.39%
================================================================================

+  Assumes the reinvestment of all dividends and capital gain distributions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
*  Commencement of operations.


--------------------------------------------------------------------------------
6                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------
                  Growth of $10,000 Invested in Shares of the
               Smith Barney Large Capitalization Growth Portfolio
                         vs. Standard & Poors 500 Index+
--------------------------------------------------------------------------------
                              May 1998--April 2000


                                    [GRAPH]


                Smith Barney Large Capitalization
                       Growth Portfolio              Standard & Poor's 500 Index
    5/1/98                    10,000                      10,000
    Oct-98                     9,900                       9,959
    Apr-99                    13,878                      12,181
    Oct-99                    14,541                      12,514
   4/30/00                    16,939                      13,413


+ Hypothetical illustration of $10,000 invested in shares of the Smith Barney
  Large Capitalization Growth Portfolio on May 1, 1998 (commencement of operations), assuming reinvestment of dividends and capital gains at net asset value through April 30, 2000. The Standard & Poors 500 Index (Index) is an index composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. Figures for the Index include reinvestment of dividends. The Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. An investor cannot invest directly in an index.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.




--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                     7

--------------------------------------------------------------------------------
Schedules of Investments (unaudited)                              April 30, 2000
--------------------------------------------------------------------------------

                      AIM CAPITAL APPRECIATION PORTFOLIO

SHARES                              SECURITY                             VALUE
================================================================================
COMMON STOCK -- 95.7%
Advertising -- 2.5%
    10,700    DoubleClick Inc.+                                    $     811,862
    75,500    Lamar Advertising Co., Class A Shares+                   3,326,719
    50,500    Omnicom Group Inc.                                       4,598,656
    32,200    Young & Rubicam Inc.                                     1,793,138
--------------------------------------------------------------------------------
                                                                      10,530,375
--------------------------------------------------------------------------------
Banking -- 0.6%
    37,400    Northern Trust Corp.                                     2,398,275
--------------------------------------------------------------------------------
Broadcasting -- 3.8%
    48,000    AMFM Inc.+                                               3,186,000
    60,600    AT&T Corp. - Liberty Media Group+                        3,026,212
    32,288    Cox Communications, Inc.+                                1,382,330
    30,900    Hispanic Broadcasting Corp.+                             3,122,831
    30,700    Univision Communications Inc., Class A Shares+           3,353,975
    79,000    USA Networks, Inc.+                                      1,817,000
--------------------------------------------------------------------------------
                                                                      15,888,348
--------------------------------------------------------------------------------
Communications -- Equipment and Software -- 4.1%
    38,300    General Motors Corp., Class H Shares                     3,688,769
   109,600    JDS Uniphase Corp.+                                     11,364,150
    79,200    Metromedia Fiber Network, Inc., Class A Shares+          2,445,300
--------------------------------------------------------------------------------
                                                                      17,498,219
--------------------------------------------------------------------------------
Computer Hardware -- 2.6%
    23,900    Adaptec, Inc.+                                             645,300
    14,500    Apple Computer, Inc.+                                    1,798,906
    20,100    Brocade Communications Systems, Inc.+                    2,492,400
    71,400    Compaq Computer Corp.                                    2,088,450
    25,000    Dell Computer Corp.+                                     1,253,125
    28,800    Sun Microsystems, Inc.+                                  2,647,800
--------------------------------------------------------------------------------
                                                                      10,925,981
--------------------------------------------------------------------------------
Computer Software -- 13.8%
    29,000    Aspect Development, Inc.+                                2,004,625
    44,000    BEA Systems, Inc.+                                       2,123,000
    30,000    Business Objects S.A., Sponsored ADR+                    2,936,250
    30,300    CDW Computer Centers, Inc.+                              3,151,200
    30,400    Check Point Software Technologies Ltd.+                  5,259,200
    23,600    Citrix Systems, Inc.+                                    1,441,075
    36,400    Inktomi Corp.+                                           5,603,325
    66,500    Intuit Inc.+                                             2,389,844
    85,000    J.D. Edwards & Co.+                                      1,551,250
    47,400    Lycos, Inc.+                                             2,204,100


                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
8                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited)(continued)                   April 30, 2000
--------------------------------------------------------------------------------

                       AIM CAPITAL APPRECIATION PORTFOLIO

SHARES                              SECURITY                             VALUE
--------------------------------------------------------------------------------

Computer Software -- 13.8% (continued)
     7,800    Mercury Interactive Corp.+                           $     702,000
    25,000    Oracle Corp.+                                            1,998,437
    50,000    PeopleSoft, Inc.+                                          696,875
    19,300    Portal Software, Inc.+                                     885,388
    29,800    Siebel Systems, Inc.+                                    3,661,675
    45,500    Verio Inc.+                                              1,709,094
    34,500    VeriSign, Inc.+                                          4,808,438
   116,725    VERITAS Software Corp.+                                 12,520,580
    20,600    Yahoo! Inc.+                                             2,683,150
--------------------------------------------------------------------------------
                                                                      58,329,506
--------------------------------------------------------------------------------

Consumer/Commercial Services -- 2.3%
    19,200    CGS Systems International Inc.+                            885,600
    35,200    Exodus Communications, Inc.+                             3,113,000
    82,600    Fiserv, Inc.+                                            3,794,437
    37,887    Paychex, Inc.                                            1,993,803
--------------------------------------------------------------------------------
                                                                       9,786,840
--------------------------------------------------------------------------------

Electronic Instruments and Controls -- 4.7%
    25,000    Agilent Technologies, Inc.+                              2,215,625
   107,500    American Power Conversion Corp.+                         3,796,093
    35,000    Gemstar International Group Ltd.+                        1,618,750
    68,500    PE Corp. PE Biosystems Group                             4,110,000
    40,400    Sanmina Corp.+                                           2,426,525
    55,500    Symbol Technologies, Inc.                                3,094,125
    25,000    Teradyne, Inc.+                                          2,750,000
--------------------------------------------------------------------------------
                                                                      20,011,118
--------------------------------------------------------------------------------

Electronics -- Semiconductors and Components -- 14.7%
    18,300    Advanced Micro Devices Inc.+                             1,605,825
    21,100    Altera Corp.+                                            2,157,475
   108,400    Analog Devices, Inc.+                                    8,326,475
    20,200    Applied Materials, Inc.+                                 2,056,613
    45,000    ASM Lithography Holding N.V.+                            1,800,000
    81,000    Celestica Inc.+                                          4,419,562
    40,100    Conexant Systems, Inc.+                                  2,400,988
    26,800    Cypress Semiconductor Corp.+                             1,391,925
    20,000    Intel Corp.                                              2,536,250
    35,000    KLA-Tencor Corp.+                                        2,620,625
    50,600    Linear Technology Corp.                                  2,890,525
    50,000    LSI Logic Corp.+                                         3,125,000
    40,400    Maxim Integrated Products, Inc.+                         2,618,425
    40,975    Microchip Technology Inc.+                               2,543,011
    43,000    Millipore Corp.                                          3,082,562
    30,300    Novellus Systems, Inc.+                                  2,020,631

                      See Notes to Financial Statements.


--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                     9

--------------------------------------------------------------------------------
Schedules of Investments (unaudited)(continued)                   April 30, 2000
--------------------------------------------------------------------------------

                       AIM CAPITAL APPRECIATION PORTFOLIO

SHARES                              SECURITY                             VALUE
--------------------------------------------------------------------------------

Electronics - Semiconductors and Components -- 14.7% (continued)
    38,300    PMC-Sierra, Inc.+                                      $ 7,348,813
    12,200    SDL, Inc.+                                               2,379,000
    32,825    Vishay Intertechnology, Inc.+                            2,753,197
    14,500    Vitesse Semiconductor Corp.+                               986,906
    42,900    Xilinx, Inc.+                                            3,142,425
--------------------------------------------------------------------------------
                                                                      62,206,233
--------------------------------------------------------------------------------

Entertainment and Leisure Time -- 0.6%
    76,800    Westwood One, Inc.                                       2,716,800
--------------------------------------------------------------------------------

Financial Services -- 3.4%
    11,600    American Express Co.                                     1,740,725
    97,500    Charles Schwab Corp.                                     4,338,750
    49,000    Federated Investors, Inc.                                1,384,250
    46,000    The Goldman Sachs Group, Inc.                            4,289,500
    35,000    Morgan Stanley Dean Witter & Co.                         2,686,250
--------------------------------------------------------------------------------
                                                                      14,439,475
--------------------------------------------------------------------------------

Insurance -- 1.3%
    47,000    AFLAC Inc.                                               2,294,187
    36,850    Providian Financial Corp.                                3,245,103
--------------------------------------------------------------------------------
                                                                       5,539,290
--------------------------------------------------------------------------------

Manufacturing -- 5.1%
    44,700    Corning Inc.                                             8,828,250
    40,000    Danaher Corp.                                            2,285,000
    25,400    EMC Corp.                                                3,529,013
   115,000    Harley-Davidson, Inc.                                    4,578,438
    40,500    Honeywell International Inc.                             2,268,000
--------------------------------------------------------------------------------
                                                                      21,488,701
--------------------------------------------------------------------------------

Medical Equipment and Information Systems -- 0.3%
    39,400    Biomet, Inc.                                             1,406,088
--------------------------------------------------------------------------------

Medical Products and Supplies -- 2.3%
    30,500    Chiron Inc.+                                             1,380,125
   111,937    Jones Pharma Inc.                                        3,225,185
    96,400    Medtronic, Inc.                                          5,006,775
--------------------------------------------------------------------------------
                                                                       9,612,085
--------------------------------------------------------------------------------

Medical Services -- 1.5%
    46,600    Columbia/HCA Healthcare Corp.                            1,325,188
   145,400    Health Management Associates, Inc., Class A Shares+      2,317,312
    47,500    Lincare Holdings Inc.+                                   1,448,750
    40,000    Tenet Healthcare Corp.+                                  1,020,000
--------------------------------------------------------------------------------
                                                                       6,111,250
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited)(continued)                   April 30, 2000
--------------------------------------------------------------------------------

                       AIM CAPITAL APPRECIATION PORTFOLIO

SHARES                              SECURITY                             VALUE
================================================================================

Oil and Gas -- 5.1%
    53,400    BJ Services Co.+                                       $ 3,751,350
    55,800    Cooper Cameron Corp.+                                    4,185,000
    30,300    El Paso Energy Corp.                                     1,287,750
    35,200    Enron Corp.                                              2,453,000
    37,900    Grant Prideco, Inc.                                        729,575
   121,000    R&B Falcon Corp.+                                        2,510,750
    65,800    Rowan Cos., Inc.+                                        1,838,287
    44,400    Smith International, Inc.+                               3,374,400
    37,900    Weatherford International, Inc.                          1,539,688
--------------------------------------------------------------------------------
                                                                      21,669,800
--------------------------------------------------------------------------------

Oil and Gas Drilling -- 2.1%
    51,400    Ensco International Inc.                                 1,705,837
    89,900    Nabors Industries, Inc.+                                 3,545,431
    80,000    Transocean Sedco Forex Inc.                              3,760,000
--------------------------------------------------------------------------------
                                                                       9,011,268
--------------------------------------------------------------------------------

Pharmaceuticals -- 1.8%
    30,200    Amgen Inc.+                                              1,691,200
    47,400    Biogen, Inc.                                             2,787,712
    23,000    Forest Laboratories, Inc.+                               1,933,438
    24,200    Medicis Pharmaceutical Corp., Class A Shares+            1,058,750
--------------------------------------------------------------------------------
                                                                       7,471,100
--------------------------------------------------------------------------------
Printing and Publishing -- 0.6%
    50,500    Electronics for Imaging, Inc.+                           2,638,625
--------------------------------------------------------------------------------

Restaurants -- 0.8%
    60,300    Brinker International, Inc.+                             1,922,063
    40,400    Outback Steakhouse, Inc.+                                1,323,100
--------------------------------------------------------------------------------
                                                                       3,245,163
--------------------------------------------------------------------------------

Retail -- 7.7%
   102,000    Bed Bath & Beyond Inc.+                                  3,742,125
    18,000    Best Buy Co., Inc.+                                      1,453,500
    36,575    Dollar Tree Stores, Inc.+                                2,116,778
    57,600    Family Dollar Stores, Inc.                               1,098,000
    50,600    The Gap, Inc.                                            1,859,550
    35,000    The Home Depot, Inc.                                     1,962,187
    29,600    Intimate Brands, Inc.                                    1,139,600
    72,000    Jones Apparel Group, Inc.+                               2,137,500
    82,200    Kohls Corp.+                                             3,945,600
    40,500    The Limited, Inc.                                        1,830,094
    70,000    Lowes Cos., Inc.                                         3,465,000
    50,175    The Mens Wearhouse, Inc.+                                1,075,627
    70,200    Ross Stores, Inc.                                        1,456,650

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    11

--------------------------------------------------------------------------------
Schedules of Investments (unaudited)(continued)                   April 30, 2000
--------------------------------------------------------------------------------

                       AIM CAPITAL APPRECIATION PORTFOLIO

SHARES                              SECURITY                             VALUE
--------------------------------------------------------------------------------

Retail -- 7.7% (continued)
    83,637    Staples, Inc.+                                       $   1,594,330
    30,300    The Talbots, Inc.                                        1,532,044
    14,700    Tiffany & Co.                                            1,068,506
    29,300    Zale Corp.+                                              1,208,625
--------------------------------------------------------------------------------
                                                                      32,685,716
--------------------------------------------------------------------------------
Telecommunications -- 4.8%
    60,200    Broadwing Inc.                                           1,704,413
    32,000    CenturyTel, Inc.                                           784,000
    43,400    Crown Castle International Corp.+                        1,665,475
    14,900    Extreme Networks, Inc.+                                    858,613
    10,000    Juniper Networks, Inc.+                                  2,126,875
    20,200    Level 3 Communications, Inc.+                            1,797,800
    19,900    Network Appliance, Inc.+                                 1,471,356
    29,800    NTL Inc.+                                                2,279,700
    70,500    Qwest Communications International, Inc.+                3,057,937
    31,400    RCN Corp.+                                                 898,825
    11,700    VoiceStream Wireless Corp.+                              1,158,300
    47,000    Western Wireless Corp., Class A Shares                   2,335,313
--------------------------------------------------------------------------------
                                                                      20,138,607
--------------------------------------------------------------------------------

Telecommunications Equipment -- 8.1%
   126,600    ADC Telecommunications, Inc.+                            7,690,950
    11,800    CIENA Corp.+                                             1,458,775
    39,800    Cisco Systems, Inc.+                                     2,759,259
    60,600    Comverse Technology, Inc.+                               5,404,763
   104,800    Nokia Oyj, Sponsored ADR                                 5,960,500
    34,800    Nortel Networks Corp.                                    3,941,100
     7,100    QUALCOMM Inc.+                                             769,906
    93,800    Scientific-Atlanta, Inc.                                 6,102,862
--------------------------------------------------------------------------------
                                                                      34,088,115
--------------------------------------------------------------------------------

Transportation - Miscellaneous -- 1.1%
    62,500    Kansas City Southern Industries, Inc.+                   4,492,188
--------------------------------------------------------------------------------
              TOTAL COMMON STOCK
              (Cost  $256,625,701)                                   404,329,166
================================================================================


                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
12                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited)(continued)                   April 30, 2000
--------------------------------------------------------------------------------

                      AIM CAPITAL APPRECIATION PORTFOLIO

FACE
AMOUNT          RATING              SECURITY                             VALUE
================================================================================

CONVERTIBLE BOND -- 0.3%
$ 1,800,000     NR*     Critical Path, Inc., 5.750% due 4/1/05++
                        (Cost  $1,410,620)                          $  1,374,750
================================================================================

SHORT-TERM INVESTMENT -- 4.0%
 16,926,000             Federal Home Loan Mortgage Corp., 5.880% due 5/1/00
                        (Cost  $16,920,471)                           16,920,471
================================================================================
                        TOTAL INVESTMENTS -- 100%
                        (Cost  $274,956,792**)                      $422,624,387
================================================================================
+    Non-income producing security.

* Indicates that the bond is not rated by Standard & Poors Ratings Service or Moodys Investors Service, Inc.

++ Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

**   Aggregate cost for Federal income tax purposes is substantially the same.



--------------------------------------------------------------------------------
Schedule of Options Written (unaudited)                            April 30,2000
--------------------------------------------------------------------------------

Number of                                                      Strike
Contracts                                       Expiration      Price      Value
--------------------------------------------------------------------------------
   70    Enron Corp.                              5/20/00        $ 80    $ 3,500
   30    The Goldman Sachs Group, Inc.            5/20/00         130        938
   18    Harley-Davidson, Inc.                    5/20/00          50        562
  197    Medtronic, Inc.                          5/20/00          55     23,394
--------------------------------------------------------------------------------
         Total Covered Call Options Written
         (Premiums received - $92,673)                                   $28,394
================================================================================




                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    13

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------

               SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO

 SHARES                             SECURITY                             VALUE
================================================================================
COMMON STOCK -- 97.8%
Capital Goods -- 2.4%
     42,240       General Electric Co.                               $ 6,642,240
--------------------------------------------------------------------------------
Computer Software -- 6.3%
    208,120       America Online, Inc.+                               12,448,178
     71,500       Microsoft Corp.+                                     4,987,125
--------------------------------------------------------------------------------
                                                                      17,435,303
--------------------------------------------------------------------------------

Consumer Cyclicals -- 9.9%
     78,100       Amazon.com, Inc.+                                    4,310,144
    130,050       The Home Depot, Inc.                                 7,290,928
    117,080       McDonalds Corp.                                      4,463,675
    266,715       The Walt Disney Co.                                 11,552,093
--------------------------------------------------------------------------------
                                                                      27,616,840
--------------------------------------------------------------------------------

Consumer Staples -- 12.1%
    188,590       The Coca-Cola Co.                                    8,875,517
    269,895       The Gillette Co.                                     9,986,115
    136,590       PepsiCo, Inc.                                        5,011,146
     66,680       The Procter & Gamble Co.                             3,975,795
     81,270       Wm. Wrigley Jr. Co.                                  5,881,916
--------------------------------------------------------------------------------
                                                                      33,730,489
--------------------------------------------------------------------------------

Financial Services -- 22.6%
     55,271       American International Group, Inc.                   6,062,538
    162,600       Bank One Corp.                                       4,959,300
        149       Berkshire Hathaway Inc., Class A Shares+             8,835,700
          9       Berkshire Hathaway Inc., Class B Shares+                17,245
     96,265       Fannie Mae                                           5,805,983
    195,125       Household International, Inc.                        8,146,469
    113,820       Merrill Lynch & Co., Inc.                           11,602,526
    117,070       Morgan Stanley Dean Witter & Co.                     8,985,122
    208,175       Wells Fargo & Co.                                    8,548,186
--------------------------------------------------------------------------------
                                                                      62,963,069
--------------------------------------------------------------------------------

Health Care -- 14.3%
    158,680       Amgen Inc.+                                          8,886,080
     97,550       Eli Lilly & Co.                                      7,541,834
     58,585       Johnson & Johnson                                    4,833,263
     45,540       Merck & Co., Inc.                                    3,165,030
    104,090       Pfizer Inc.                                          4,384,791
     95,620       Warner-Lambert Co.                                  10,882,751
--------------------------------------------------------------------------------
                                                                      39,693,749
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
--------------------------------------------------------------------------------

               SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO

 SHARES                             SECURITY                             VALUE
================================================================================
Multi-Industry -- 1.2%
     71,500       Tyco International Ltd.                            $ 3,284,531
--------------------------------------------------------------------------------
Technology -- 29.0%
     85,808       Cisco Systems, Inc.+                                 5,948,908
     71,500       Dell Computer Corp.+                                 3,583,937
    154,800       Intel Corp.                                         19,630,575
    130,040       Lucent Technologies Inc.                             8,086,863
     65,060       Motorola, Inc.                                       7,746,206
    240,630       Novell, Inc.+                                        4,722,364
    130,080       Texas Instruments Inc.                              21,186,780
    136,580       Xilinx, Inc.+                                       10,004,485
--------------------------------------------------------------------------------
                                                                      80,910,118
--------------------------------------------------------------------------------
                  TOTAL COMMON STOCK
                  (Cost -- $215,629,658)                             272,276,339
================================================================================
  FACE
 AMOUNT                             SECURITY                             VALUE
================================================================================
REPURCHASE AGREEMENT -- 2.2%
================================================================================
$ 6,261,000       Chase Securities Inc., 5.550% due 5/1/00; Proceeds
                  at maturity -- $6,263,893; (Fully collateralized by
                  U.S. Treasury Notes, 4.750% due 11/15/18; Market
                  value -- $6,386,700) (Cost -- $6,261,000)            6,261,000
================================================================================
                  TOTAL INVESTMENTS -- 100%
                  (Cost -- $221,890,658*)                           $278,537,339
================================================================================

+    Non-income producing security.

*    Aggregate cost for Federal income tax purposes is substantially the same.




                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    15

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (unaudited)                  April 30, 2000
--------------------------------------------------------------------------------

                                                                           Smith Barney
                                                           AIM Capital        Large
                                                          Appreciation    Capitalization
                                                            Portfolio    Growth Portfolio
=========================================================================================
ASSETS:
  Investments, at value (Cost -- $274,956,792 and
    $221,890,658, respectively)                             $ 422,624,387   $ 278,537,339
  Cash                                                              3,964             142
  Dividends and interest receivable                                20,390         151,669
  Receivable for securities sold                                3,050,433              --
-----------------------------------------------------------------------------------------
  Total Assets                                                425,699,174     278,689,150
-----------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                              3,183,295       4,478,136
  Management fees payable                                         264,489         372,778
  Options written (Premiums received -- $92,673) (Note 6)          28,394              --
  Accrued expenses                                                 35,794          63,877
-----------------------------------------------------------------------------------------
  Total Liabilities                                             3,511,972       4,914,791
-----------------------------------------------------------------------------------------
Total Net Assets                                            $ 422,187,202   $ 273,774,359
=========================================================================================
NET ASSETS:
  Par value of capital shares                               $         193   $         162
  Capital paid in excess of par value                         222,055,145     217,799,793
  Undistributed net investment income                                  --          33,780
  Accumulated net investment loss                                (771,728)             --
  Accumulated net realized gain (loss) from
    security transactions and options                          53,171,718        (706,057)
  Net unrealized appreciation of
    investments and options                                   147,731,874      56,646,681
-----------------------------------------------------------------------------------------
Total Net Assets                                            $ 422,187,202   $ 273,774,359
=========================================================================================
Shares Outstanding                                             19,319,121      16,211,054
-----------------------------------------------------------------------------------------
Net Asset Value                                             $     21.85     $       16.89
-----------------------------------------------------------------------------------------



                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
16                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Operations (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended April 30, 2000

                                                                                         Smith Barney
                                                                        AIM Capital          Large
                                                                       Appreciation    Capitalization
                                                                         Portfolio    Growth Portfolio
======================================================================================================
INVESTMENT INCOME:
  Interest                                                             $     566,596    $     111,393
  Dividends                                                                  280,250          881,524
  Less: Foreign withholding tax                                               (6,847)              --
-----------------------------------------------------------------------------------------------------
  Total Investment Income                                                    839,999          992,917
-----------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                                                 1,556,216          833,486
  Custody                                                                     12,185            5,835
  Audit and legal                                                             12,073           10,668
  Shareholder communications                                                   9,473            7,348
  Shareholder and system servicing fees                                        7,601            8,087
  Directors' fees                                                              4,370            3,018
  Registration fees                                                            3,831               --
  Other                                                                        5,978               --
-----------------------------------------------------------------------------------------------------
  Total Expenses                                                           1,611,727          868,442
-----------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                                (771,728)         124,475
-----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND OPTIONS (NOTES 3 AND 6):
  Realized Gain (Loss) From:
    Security transactions (excluding short-term securities)               42,482,677         (428,912)
    Options written                                                          630,902               --
-----------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss)                                              43,113,579         (428,912)
-----------------------------------------------------------------------------------------------------
  Changes in Net Unrealized Appreciation of Investments and Options:
    Beginning of period                                                   87,714,157       24,602,858
    End of period                                                        147,731,874       56,646,681
-----------------------------------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                                 60,017,717       32,043,823
-----------------------------------------------------------------------------------------------------
Net Gain on Investments and Options                                      103,131,296       31,614,911
-----------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                 $ 102,359,568    $  31,739,386
=====================================================================================================




                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    17

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------
For the Six Months Ended April 30, 2000 (unaudited) and the Year Ended
October 31, 1999

AIM Capital Appreciation Portfolio                      2000             1999
================================================================================
OPERATIONS:
  Net investment loss                            $    (771,728)   $    (468,961)
  Net realized gain                                 43,113,579       19,826,015
  Increase in net unrealized appreciation           60,017,717       53,711,210
--------------------------------------------------------------------------------
  Increase in Net Assets From Operations           102,359,568       73,068,264
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                     --               --
  Net realized gains                                        --               --
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                           --               --
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares                 111,133,431      127,822,307
  Net asset value of shares issued
    for reinvestment of dividends                           --               --
  Cost of shares reacquired                        (90,825,403)    (127,233,116)
--------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                         20,308,028          589,191
--------------------------------------------------------------------------------
Increase in Net Assets                             122,667,596       73,657,455

NET ASSETS:
  Beginning of period                              299,519,606      225,862,151
--------------------------------------------------------------------------------
  End of period*                                 $ 422,187,202    $ 299,519,606
================================================================================
* Includes accumulated net investment loss of:   $    (771,728)              --
================================================================================




                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
18                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------
For the Six Months Ended April 30, 2000 (unaudited) and the Year Ended
October 31, 1999

Smith Barney Large Capitalization Growth Portfolio          2000            1999
=====================================================================================
OPERATIONS:
  Net investment income                                $     124,475    $      67,528
  Net realized gain (loss)                                  (428,912)          60,716
  Increase in net unrealized appreciation                 32,043,823       23,699,765
-------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                  31,739,386       23,828,009
-------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                     (130,419)         (45,401)
  Net realized gains                                        (318,223)            --
-------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                           (448,642)         (45,401)
-------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares                        74,077,106      126,123,445
  Net asset value of shares issued
    for reinvestment of dividends                            448,642           45,401
  Cost of shares reacquired                                 (322,444)      (2,458,066)
-------------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                               74,203,304      123,710,780
-------------------------------------------------------------------------------------
Increase in Net Assets                                   105,494,048      147,493,388

NET ASSETS:
  Beginning of period                                    168,280,311       20,786,923
-------------------------------------------------------------------------------------
  End of period*                                       $ 273,774,359    $ 168,280,311
=====================================================================================
* Includes undistributed net investment income of:     $      33,780    $      39,724
=====================================================================================




                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    19

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

The AIM Capital Appreciation Portfolio and Smith Barney Large Capitalization Growth Portfolio ("Portfolio(s)") are separate investment portfolios of the Travelers Series Fund Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of these portfolios and thirteen other separate investment portfolios: Smith Barney Large Cap Value, Alliance Growth, Van Kampen Enterprise, Smith Barney International Equity, Smith Barney Pacific Basin,Travelers Managed Income, Putnam Diversified Income, INVESCO Global Strategic Income, Smith Barney High Income, MFS Total Return, Smith Barney Money Market, Smith Barney Aggressive Growth and Smith Barney Mid Cap Portfolios. Shares of the Fund are offered only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

The significant accounting policies followed by the Portfolios are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. government agencies and obligations are valued at the mean between the bid and asked prices; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (e) interest income is recorded on an accrual basis; (f) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Portfolios determine the existence of a dividend declaration after exercising reasonable due diligence; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) the accounting records of the Portfolios are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At October 31,1999, reclassifications were made to AIM Capital Appreciation Portfolios capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income


--------------------------------------------------------------------------------
20                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

tax regulations. In addition, for the AIM Capital Appreciation Portfolio, a portion of accumulated net investment loss amounting to $468,961 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; (j) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.   Management Agreement and Transactions with Affiliated Persons

SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager of the Smith Barney Large Capitalization Growth Portfolio ("SBLCG"). SBLCG pays SSBC a management fee calculated at an annual rate of 0.75% on the average daily net assets of the Portfolio.

Travelers Investment Adviser, Inc. ("TIA"), an affiliate of SSBC, acts as the investment manager of the AIM Capital Appreciation Portfolio ("AIMCAP"). AIMCAP pays TIA a management fee calculated at an annual rate of 0.80% on the average daily net assets of the Portfolio. These fees are calculated daily and paid monthly.

TIA has also entered into a sub-advisory agreement with AIM Capital Management, Inc. ("AIM"). Pursuant to the sub-advisory agreement, AIM is responsible for the day-to-day portfolio operations and investment decisions and is compensated for such services at the annual rate of 0.375% of the Portfolio's average daily net assets. TIA pays this fee to AIM on a monthly basis.

TIA has also entered into a Sub-Administrative Services Agreement with SSBC. TIA pays SSBC, as sub-administrator, a fee calculated at an annual rate of 0.10% of each Portfolios average daily net assets.

Effective October 1999, Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, became the Portfolios' transfer agent and PFPC Global Fund Services ("PFPC") became the sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. During the six months ended April 30, 2000, the Portfolios paid transfer agent fees of $5,000 to CFTC.


--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    21

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the primary broker for its portfolio agency transactions. During the six months ended April 30, 2000, SSB received brokerage commissions in the amounts of $3,139 and $1,375 for AIMCAP and SBLCG, respectively.

All officers and one Director of the Fund are employees of SSB.

3.   Investments

For the six months ended April 30, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

                                                                 Smith Barney
                                           AIM Capital      Large Capitalization
                                          Appreciation              Growth
================================================================================
Purchases                                 $191,756,385            $82,988,046
--------------------------------------------------------------------------------
Sales                                      171,657,357             10,058,475
================================================================================

At April 30, 2000, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                 Smith Barney
                                           AIM Capital      Large Capitalization
                                          Appreciation              Growth
================================================================================
Gross unrealized appreciation             $157,302,749           $ 67,085,400
Gross unrealized depreciation               (9,635,154)           (10,438,719)
--------------------------------------------------------------------------------
Net unrealized appreciation               $147,667,595           $ 56,646,681
================================================================================

4.   Lending of Portfolio Securities

Each Portfolio has an agreement with its custodian whereby the custodian may lend securities owned by the Portfolios to brokers, dealers and other financial organizations. Fees earned by the Portfolios on securities lending are recorded as interest income. Loans of securities by the Portfolios are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account.

At April 30, 2000, the Portfolios had no securities on loan.



--------------------------------------------------------------------------------
22                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

5.   Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open,changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolios basis in the contract.

The Portfolios enter into such contracts to hedge a portion of their portfolio. The Portfolios bear the market risk that arise from changes in the value of the financial instruments and securities indices (futures contracts).

At April 30, 2000, the Portfolios had no open futures contracts.

6.   Options Contracts

When the Portfolios write a covered call option, an amount equal to the premium received by the Portfolios are recorded as a liability, the value of which is marked-to-market daily. When a written option expires,the Portfolios realize a gain equal to the amount of the premium received. When the Portfolios enter into a closing purchase transaction, the Portfolios realize a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised,the cost of the security sold will be decreased by the premium originally received. When written index options are exercised,settlement is made in cash.

The risk in writing a covered call option is that the Portfolios give up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.



--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    23

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

The following covered call option transactions occurred during the six months ended April 30, 2000, for AIM Capital Appreciation Portfolio:

                                                                Number of
                                                                Contracts      Premiums
========================================================================================
Options written, outstanding at October 31, 1999                      --             --
Options written during the six months ended April 30, 2000         1,671    $ 1,104,757
Options cancelled in closing purchase transactions                (1,356)    (1,012,084)
Options expired                                                       --             --
----------------------------------------------------------------------------------------
Options written, outstanding at April 30, 2000                       315    $    92,673
========================================================================================

7.   Capital Shares

At April 30, 2000, the Fund had six billion shares of capital stock authorized with a par value of $0.00001 per share. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share of the same Portfolio and has an equal entitlement to any dividends and distributions made by the Portfolio.

Transactions in shares of each Portfolio were as follows:

                                             Six Months Ended     Year Ended
                                              April 30, 2000   October 31, 1999
================================================================================
AIM Capital Appreciation
Shares sold                                       5,253,165        8,702,220
Shares issued on reinvestment                            --               --
Shares reacquired                                (4,310,272)      (8,672,298)
--------------------------------------------------------------------------------
Net Increase                                        942,893           29,922
================================================================================
Smith Barney Large Capitalization Growth
Shares sold                                       4,624,637        9,661,334
Shares issued on reinvestment                        28,040            3,615
Shares reacquired                                   (19,587)        (187,705)
--------------------------------------------------------------------------------
Net Increase                                      4,633,090        9,477,244
================================================================================



--------------------------------------------------------------------------------
24                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year ended October 31, except where noted:

AIM Capital Appreciation Portfolio           2000(1)           1999        1998         1997      1996(2)    1995(2)(3)
========================================================================================================================
Net Asset Value,
  Beginning of Period                        $16.30           $12.31      $12.68      $10.76      $10.00     $10.00
------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)(4)             (0.04)           (0.03)      (0.01)       0.02        0.02       0.02
  Net realized and unrealized
    gain (loss)                                5.59             4.02       (0.34)       1.91        0.75      (0.02)
------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            5.55             3.99       (0.35)       1.93        0.77         --
------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          --               --       (0.02)      (0.01)      (0.01)        --
------------------------------------------------------------------------------------------------------------------------
Total Distributions                              --               --       (0.02)      (0.01)      (0.01)        --
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $21.85           $16.30      $12.31      $12.68      $10.76     $10.00
------------------------------------------------------------------------------------------------------------------------
Total Return                                  34.05%++         32.41%      (2.79)%     17.96%       7.71%      0.00%++
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $422             $300        $226        $203        $113         $8
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(4)                                  0.82%+           0.84%       0.85%       0.85%       0.96%      1.00%+
  Net investment income (loss)                (0.39)+          (0.18)      (0.06)       0.20        0.22       4.07+
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          47%              76%         75%         56%         44%         6%
========================================================================================================================

(1)  For the six months ended April 30, 2000 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) For the period from October 10, 1995 (commencement of operations) to October 31, 1995.

(4) The Manager waived all of its fees and reimbursed expenses of $13,456 for the period ended October 31, 1995. If such fees were not waived, the per share decrease to net investment income and the actual annualized expense ratio would have been $0.03 and 5.95%, respectively.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.




--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    25

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year ended October 31, except where noted:

Smith Barney Large Capitalization Growth Portfolio      2000(1)          1999         1998(2)
===============================================================================================
Net Asset Value, Beginning of Period                   $14.53           $9.90         $10.00
-----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(3)                               0.01            0.00*          0.01
  Net realized and unrealized gain (loss)                2.38            4.64          (0.11)#
-----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                      2.39            4.64          (0.10)
-----------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                 (0.01)          (0.01)            --
  Net realized gains                                    (0.02)             --             --
-----------------------------------------------------------------------------------------------
Total Distributions                                     (0.03)          (0.01)            --
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $16.89          $14.53          $9.90
-----------------------------------------------------------------------------------------------
Total Return                                            16.49%++        46.88%         (1.00)%++
-----------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                     $273,774        $168,280        $20,787
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(3)                                            0.78%+          0.86%          1.00%+
  Net investment income                                  0.11+           0.07           0.52+
-----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                     5%             14%             1%
===============================================================================================

(1)  For the six months ended April 30, 2000 (unaudited).
(2) For the period from May 1, 1998 (commencement of operations) to October 31, 1998.
(3) The Manager waived all or part of its fees for the period ended October 31, 1998. If such fees were not waived, the per share decrease to net investment income and the actual annualized expense ratio would have been $0.02 and 1.77%, respectively.
*    Amount represents less than $0.01.
# The amount shown may not be consistent with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares throughout the year.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


--------------------------------------------------------------------------------
26                                       2000 Semi-Annual Report to Shareholders

(This page intentionally left blank.)

(This page intentionally left blank.)

                         [LOGO OF SALOMONSMITHBARNEY]



Directors
Victor K. Atkins
A.E. Cohen
Robert A. Frankel
Michael Gellert
Rainer Greeven
Susan M. Heilbron
Heath B. McLendon, Chairman

Officers
Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Managers
SSB Citi Fund Management LLC
Travelers Investment Adviser, Inc.

Custodian
PFPC Trust Company

Annuity Administration
Travelers Annuity Investor Services
5 State House Square
1 Tower Square
Hartford, CT 06183



This report is submitted for the general information of the shareholders of the Travelers Series Fund Inc.--AIM Capital Appreciation and Smith Barney Large Capitalization Growth Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Portfolios, which contains information concerning the Portfolios' investment policies and expenses as well as other pertinent information.



Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.



Travelers Series Fund Inc.
388 Greenwich Street
New York, New York 10013


IN0806 6/00

         Travelers Series Fund Inc.
         Smith Barney Aggressive
         Growth Portfolio

         Smith Barney
         Mid Cap Portfolio

         --------------------
         SEMI - ANNUAL REPORT
         --------------------

         April 30, 2000

         [LOGO OF SMITH BARNEY]


     NOT FDIC INSURED.NOT BANK INSURED.MAY LOSE VALUE

Travelers Series
Fund Inc.

[PHOTO]

HEATH B.
MCLENDON

Chairman


Dear Shareholder:

We are pleased to provide the first report for the Travelers Series Fund Inc. -- Smith Barney Aggressive Growth Portfolio and Smith Barney Mid Cap Portfolio ("Portfolio(s)") for the period from November 1, 1999 through April 30, 2000. In this report, we summarize the period's prevailing economic and market conditions and outline our investment strategy1. A detailed summary of performance and current holdings can be found in the appropriate sections that follow. We hope you find this report useful and informative.

Portfolio Highlights2
Smith Barney Aggressive Growth Portfolio
For the period since inception (November 1, 1999) through April 30, 2000, the Smith Barney Aggressive Growth Portfolio ("Portfolio") returned 33.80%. In comparison, the Standard & Poor's 500 Index ("S&P 500")3 returned 7.89% for the same period.

The Portfolio seeks long-term capital appreciation by investing primarily in common stocks of companies that the manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies comprising the S&P 500. The Portfolio may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small to medium-sized companies, a significant portion of the Portfolio's assets are invested in the securities of such companies.

-------

1 The information provided represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Portfolios.

2 The following securities reflect the holdings of the Travelers Series Fund Inc- Smith Barney Aggressive Growth Portfolio and Smith Barney Mid Cap Portfolio as of April 30, 2000. Stock information is for information purposes only. It should not be relied upon for current prices of shares or for trading securities. Further, there is no assurance that certain securities will remain in or out of the Portfolios. The Portfolios' holdings are subject to change. Please refer to pages six through 14 for the percentage breakdown of the Portfolios' holdings.

3 The Standard & Poor's 500 Index ("S&P 500") is a market capitalization-weighted measure of 500 widely held common stocks. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                     1

During the reporting period, the Federal Reserve Board ("Fed") raised interest rates three times by a total of 75 basis points.4 Most recently, on May 16, 2000, the Fed raised interest rates an additional 50 basis points to 6.50%. Due to the actions of the Fed, many investors have gravitated towards those companies that do not generally rely on bank financings to support their activities, are in non-cyclical businesses, have the possibility for outstanding short as well as long-term earnings growth and are still in the early stages of their life cycles.

Advances in genomics, which led to productivity gains in drug discovery have led to significant interest in the pharmaceuticals sector. Strong sales of IDEC Pharmaceutical's treatment for B-Cell Lymphoma have led to strong sales and earnings growth. In addition, sizable positions in Chiron, Genentech, Imclone Systems, Nanogen and Alkermes have made positive contributions to Portfolio performance.

In addition, the Portfolio's holdings in the technology and telecommunications sectors also had a positive effect on performance during the period. (Past performance is not indicative of future results.)

Undoubtedly, some of the Portfolio's holdings in the technology and biotechnology sectors have enjoyed an expansion in their price-to-earnings ("P/E") ratio5, prior to the recent correction in the NASDAQ, due to many investors' preference to own companies addressing emerging technology. And while no guarantees can be given, we believe that every one of our holdings has the potential to become a leader in its respective markets in the years ahead. We will therefore not add marginal companies to the Portfolio simply because they are being swept up in the periphery of euphoria.

Smith Barney Mid Cap Portfolio
For the period since inception (November 1, 1999) through April 30, 2000, the Smith Barney Mid Cap Portfolio ("Portfolio") returned 29.44%. In comparison, the Standard & Poor's MidCap 400 Index ("S&P MidCap")6 returned 21.14% for the same period.

The Portfolio seeks long-term growth of capital by investing primarily in equity securities of medium-sized companies. Medium-sized companies are those companies whose market capitalization is within the market capitalization range of companies in the S&P MidCap at the time of the Portfolio's investment. The

------------
4 A basis point is 0.01% or one one-hundredth of a percent.
5 The price-to-earnings ratio is the price of a stock divided by its earnings per share.
6 The S&P Midcap is a market-value weighted index, consisting of 400 domestic stocks chosen for market size liquidating and industry group representatons. An investor cannot invest directly in an index.


--------------------------------------------------------------------------------
2                                        2000 Semi-Annual Report to Shareholders
size of the companies in the S&P MidCap changes with market conditions and the composition of the S&P MidCap.

As of January 31, 2000, the largest market capitalization of a company in the S&P MidCap was $37 billion and the smallest market capitalization was $200 million. Equity securities include exchange traded and over-the-counter common stocks, preferred stocks, debt securities convertible into equity securities and warrants and rights relating to equity securities. The Portfolio may also invest up to 25% of its assets in securities of foreign issuers both directly and through depository receipts for those securities.

Since the Portfolio's inception, we have remained committed to our investment style and we continue to focus on maintaining a quality-oriented Portfolio that we believe will provide higher returns with potentially lower risk over time. We think our positive performance during the period was due both to our solid stock selection and our disciplined and conservative investment style. (Of course, past performance is not indicative of future results.)

Conceptually, we seek to take advantage of the tremendous valuation gap between large- and middle-capitalization companies without taking on a lot of undue risk. To accomplish this goal, we have followed an investment approach that focuses on companies with what we deem to be significant competitive advantages and shareholder-oriented managements. In our view, many of these companies are also leaders in their respective fields and are poised to leverage that leadership position. We also look for consistent growth, positive cash flow and high return on equity as factors in determining whether to invest in a company.

From 1995 through the beginning of 1999 large-capitalization stocks significantly outperformed small-and mid-capitalization companies. However, beginning early in 1999 this began to change as earnings for mid-cap companies relative to large-cap companies reversed and began to accelerate. Historically, these factors have led to outperformance of mid-cap stocks. Indeed, since the inception of the Portfolio, mid-cap stocks have outperformed large-cap stocks, as many highly visible large capitalization companies which comprise the S&P 500 reported disappointing earnings and saw their share prices decline. We anticipate that this trend of superior mid-caps earnings may continue for the next few years as consensus earnings estimates suggest that mid-cap companies will continue to grow earnings at a faster pace than large-cap companies.

In addition to strong fundamentals, we think that other potential drivers of mid-cap performance include increasing institutional ownership, greater coverage by Wall Street analysts and higher merger and acquisition activity. In fact, we have already seen these trends impact many of the stocks we own.


--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                     3

Currently, the Portfolio's largest concentrations are in the technology, finance, and consumer sectors. Relative to the S&P MidCap, the Portfolio has a neutral weighting in the technology sector, the largest sector of the S&P MidCap. In this sector, our largest holdings were in semiconductor companies Applied MicroCircuits, Xilinx, and Maxim Integrated Products. These companies remain focused on communications, which we believe represents the next engine for growth in the technology market. Applied MicroCircuits, for example, is currently benefiting from a strong demand for optical systems and a broadening of its customer base.

The Portfolio is overweighted in the financial sector, and although this sector is under pressure this year due to rising interest rates, we believe it provides the best risk/return tradeoff of any sector in the market today. As a result, we have been increasing the Portfolio's weighting in this category. As interest rate fears begin to subside, we believe our investment in financial services companies such as Providian, Ambac Financial, and Capital One should positively contribute to portfolio performance over the near term. (Of course no guarantees can be given that our expectations will be realized.)

The Portfolio has a neutral weighting in the consumer services sector with the Portfolio's largest holdings in Imax Corp. and Entercom Communications. Imax reported a strong quarter due in part to the success of "Fantasia," a Disney movie shown exclusively in Imax theaters. The success of "Fantasia" in our view, may validate Imax's theater systems as another outlet for major movie studios to run commercial films on Imax screens. Entercom Communications remains one of the fastest-growing radio companies, having established market-leading stations in many of the top markets.

In closing, thank you for investing in the Travelers Series Fund Inc. We look forward to continuing to help you to pursue your financial goals in the new century.

Sincerely,

/s/ Heath B. McLendon
--------------------------
Heath B. McLendon
Chairman

May 29, 2000


--------------------------------------------------------------------------------
4                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
                    Smith Barney Aggressive Growth Portfolio
--------------------------------------------------------------------------------
Historical Performance
--------------------------------------------------------------------------------
                              Net Asset Value
                          -----------------------
                          Beginning        End         Income        Total
Period Ended              of Period     of Period     Dividends     Return+
================================================================================
11/1/99* - 3/31/2000       $10.00         $13.37        $0.01        33.80%++
================================================================================


--------------------------------------------------------------------------------
                         Smith Barney Mid Cap Portfolio
--------------------------------------------------------------------------------
Historical Performance
--------------------------------------------------------------------------------
                              Net Asset Value
                          -----------------------
                          Beginning        End         Income        Total
Period Ended              of Period     of Period     Dividends     Return+
================================================================================
11/1/99* - 3/31/2000       $10.00         $12.93        $0.01        29.44%++
================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
Averge Annual Total Return+
--------------------------------------------------------------------------------
                                             Smith Barney      Smith Barney
                                          Aggressive Growth       Mid Cap
                                              Portfolio          Portfolio
================================================================================
11/1/99* through 3/31/2000++                    33.80%             29.44%
================================================================================

+  Assumes the reinvestment of all dividends and capital gain distributions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
*  Commencement of operations.


--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                     5

-------------------------------------------------------------------------------
Schedules of Investments (unaudited)                             April 30, 2000
-------------------------------------------------------------------------------

                    SMITH BARNEY AGGRESIVE GROWTH PORTFOLIO

  SHARES                          SECURITY                             VALUE
===============================================================================
COMMON STOCK -- 88.3%
Biotechnology -- 15.6%
    3,600   Alkermes, Inc.+                                          $  191,700
   13,400   Amgen Inc.+                                                 750,400
       40   Antigenics Inc.+                                                660
   18,700   Chiron Corp.+                                               846,175
    1,400   COR Therapeutics, Inc.+                                     106,663
      700   Genentech, Inc.+                                             81,900
   12,250   Genzyme Corp. General Division+                             597,953
      500   Genzyme Molecular Oncology+                                   5,656
    3,800   ImClone Systems Inc.+                                       345,800
    2,300   Nabi+                                                        11,069
       50   Sequenom Inc.+                                                1,212
-------------------------------------------------------------------------------
                                                                      2,939,188
-------------------------------------------------------------------------------
Broadcasting/Cable -- 11.0%
   10,850   AT&T - Liberty Media Group, Class A Shares+                 541,822
    5,600   Cablevision Systems Corp., Class A Shares+                  379,050
    8,900   CBS Corp.+                                                  522,875
            Comcast Corp.:
      200     Class A Shares+                                             7,800
   13,400     Class A Special Shares+                                   536,837
    4,500   World Wrestling Federation Entertainment, Inc.+              76,781
-------------------------------------------------------------------------------
                                                                      2,065,165
-------------------------------------------------------------------------------
Communications -- 7.4%
   16,800   Adaptive Broadband Corp.+                                   546,000
   17,650   Arch Communications Group, Inc.+                            131,272
    3,400   AT&T Corp.                                                  158,737
       20   Avanex Corp.+                                                 2,438
    8,800   C-COR.net Corp.+                                            344,300
    3,800   Nokia Oyj ADR                                               216,125
-------------------------------------------------------------------------------
                                                                      1,398,872
-------------------------------------------------------------------------------
Computer Hardware -- 3.1%
            Quantum Corp.:
   27,900     DLT & Storage Systems+                                    327,825
   22,350     Hard Disk Drive+                                          261,216
-------------------------------------------------------------------------------
                                                                        589,041
-------------------------------------------------------------------------------
Computer Software/Internet -- 5.4%
   14,250   America Online, Inc.+                                       852,328
      100   Juniper Networks, Inc.+                                      21,269
    1,900   Microsoft Corp.+                                            132,525

                       See Notes to Financial Statements.
-------------------------------------------------------------------------------
6                                       2000 Semi-Annual Report to Shareholders

-------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
-------------------------------------------------------------------------------

                   SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO

SHARES                              SECURITY                            VALUE
===============================================================================
Computer Software/Internet -- 5.4% (continued)
       80   Net2000 Communications, Inc.+                               $ 1,180
       30   Organic, Inc.+                                                  450
-------------------------------------------------------------------------------
                                                                      1,007,752
-------------------------------------------------------------------------------
Diversified Technology -- 0.9%
      100   Agilent Technologies, Inc.+                                   8,862
    1,500   Drexler Technology Corp.+                                    18,937
    3,800   Excel Technology, Inc.+                                     119,225
    3,000   GenRad, Inc.+                                                22,312
       25   Palm, Inc.+                                                     681
-------------------------------------------------------------------------------
                                                                        170,017
-------------------------------------------------------------------------------
Drug Delivery/Testing -- 1.6%
      600   Advanced Polymer Systems, Inc.+                               2,400
      300   Albany Molecular Research, Inc.+                             13,162
    6,100   ALZA Corp.+                                                 268,781
      700   Cygnus, Inc.+                                                 8,750
-------------------------------------------------------------------------------
                                                                        293,093
-------------------------------------------------------------------------------
E-Commerce -- 0.0%
      275   Pets.com, Inc.+                                                 791
-------------------------------------------------------------------------------
Electronic - Military -- 1.7%
    5,600   L-3 Communications Holdings, Inc.+                          298,200
      600   Tech-Sym Corp.+                                              12,750
-------------------------------------------------------------------------------
                                                                        310,950
-------------------------------------------------------------------------------
Healthcare - Miscellaneous -- 0.8%
      160   Allos Therapeutics Inc.+                                      1,720
      100   Biosite Diagnostics Inc.+                                     2,312
       14   Diversa Corp.+                                                  378
    4,200   Genzyme Surgical Products+                                   35,963
    3,900   Nanogen, Inc.+                                               95,306
      800   Tularik Inc.+                                                22,600
-------------------------------------------------------------------------------
                                                                        158,279
-------------------------------------------------------------------------------
Investment Banking and Other Financials -- 6.1%
    8,400   Astoria Financial Corp.                                     231,525
      100   The Goldman Sachs Group, Inc.                                 9,325
    7,500   Lehman Brothers Holdings Inc.                               615,469
    1,000   Merrill Lynch & Co., Inc.                                   101,938
    1,200   Neuberger Berman Inc.                                        39,450
    8,400   Roslyn Bancorp, Inc.                                        142,800
-------------------------------------------------------------------------------
                                                                      1,140,507
-------------------------------------------------------------------------------


                      See Notes to Financial Statements.
-------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    7

-------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
-------------------------------------------------------------------------------

                   SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO

SHARES                             SECURITY                             VALUE
===============================================================================
Managed Healthcare Providers-- 3.9%
   11,150   UnitedHealth Group Inc.                                   $ 743,566
-------------------------------------------------------------------------------
Multi-Industry -- 5.6%
      200   The Source Information Management Co.+                        2,950
   22,900   Tyco International Ltd.                                   1,051,969
-------------------------------------------------------------------------------
                                                                      1,054,919
-------------------------------------------------------------------------------
Oil Field Equipment/Services -- 4.3%
    5,700   Core Laboratories N.V.+                                     161,737
    9,850   Grant Prideco, Inc.+                                        189,613
   11,150   Weatherford International, Inc.+                            452,969
-------------------------------------------------------------------------------
                                                                        804,319
-------------------------------------------------------------------------------
Pharmaceuticals -- 10.3%
   11,150   Forest Laboratories, Inc.+                                  937,297
    8,900   IDEC Pharmaceuticals Corp.+                                 569,600
    4,450   Isis Pharmaceuticals, Inc.+                                  49,506
    2,000   Pfizer Inc.                                                  84,250
    1,590   Pharmacia Corp.                                              79,401
   10,300   SICOR Inc.+                                                 116,519
      200   Vertex Pharmaceuticals Inc.+                                104,500
-------------------------------------------------------------------------------
                                                                      1,941,073
-------------------------------------------------------------------------------
Semiconductors -- 10.6%
      100   Caliper Technologies Corp.+                                   3,750
    5,600   Cirrus Logic, Inc.+                                          91,700
    9,175   Intel Corp.                                               1,163,505
    5,000   Micron Technology, Inc.                                     696,250
       25   Quantum Effect Devices, Inc.+                                 1,457
    3,100   Standard Microsystems Corp.+                                 40,300
-------------------------------------------------------------------------------
                                                                      1,996,962
-------------------------------------------------------------------------------
            TOTAL COMMON STOCK
            (Cost -- $15,354,215)                                    16,614,494
===============================================================================

                       See Notes to Financial Statements.
-------------------------------------------------------------------------------
8                                       2000 Semi-Annual Report to Shareholders

-------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
-------------------------------------------------------------------------------

                   SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO

SHARES                            SECURITY                              VALUE
===============================================================================
WARRANTS -- 0.0%
    7,200   Arch Communications Group, Inc., Expire 9/1/01+
            (Cost -- $14,400)                                          $  8,100
===============================================================================
            SUB-TOTAL INVESTMENTS
            (Cost -- $15,368,615)                                    16,622,594
===============================================================================

   FACE
  AMOUNT                          SECURITY                                VALUE
===============================================================================
REPURCHASE AGREEMENT -- 11.7%
$2,190,000  Goldman, Sachs & Co., 5.670% due 5/1/00; Proceeds
            at maturity -- $2,191,035; (Fully collateralized by
            U.S. Treasury Notes and Bonds, 5.375% to 8.750%
            due 6/30/03 to 5/15/17; Market value -- $2,233,800)
            (Cost -- $2,190,000)                                      2,190,000
===============================================================================
            TOTAL INVESTMENTS -- 100%
            (Cost -- $17,558,615*)                                  $18,812,594
===============================================================================

+ Non-income producing security.
* Aggregate cost for Federal income tax purposes is substantially the same.


                     See Notes to Financial Statements.
-------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    9

-------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
-------------------------------------------------------------------------------

                   SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO

  SHARES                          SECURITY                             VALUE
===============================================================================
COMMON STOCK -- 85.4%
Automobiles -- 1.2%
    2,450   Harley-Davidson, Inc.                                      $ 97,541
-------------------------------------------------------------------------------
Banking -- 2.6%
    1,880   Commerce Bancorp, Inc.                                       74,613
    1,300   Marshall & Ilsley Corp.                                      60,366
    2,700   North Fork Bancorporation, Inc.                              43,706
      400   State Street Corp.                                           38,750
-------------------------------------------------------------------------------
                                                                        217,435
-------------------------------------------------------------------------------
Broadcast Media -- 4.4%
    1,500   Cablevision Systems Corp., Class A Shares+                  101,531
    1,300   Entercom Communications Corp.+                               55,250
    4,600   Imax Corp.+                                                 105,800
    2,200   Spanish Broadcasting System, Inc.+                           41,110
      600   Univision Communications, Inc., Class A Shares+              65,550
-------------------------------------------------------------------------------
                                                                        369,241
-------------------------------------------------------------------------------
Building and Construction -- 1.3%
    2,605   Vulcan Materials Co.                                        114,132
-------------------------------------------------------------------------------
Communications - Equipment -- 2.6%
    1,800   ADC Telecommunications, Inc.+                               109,350
    3,300   Valassis Communications, Inc.+                              112,406
-------------------------------------------------------------------------------
                                                                        221,756
-------------------------------------------------------------------------------
Computer Hardware -- 1.1%
      775   Lexmark International Group, Inc., Class A Shares+           91,450
-------------------------------------------------------------------------------
Computer Software -- 10.1%
       10   724 Solutions Inc.+                                             505
    1,324   Advent Software, Inc.+                                       69,510
      800   Citrix Systems, Inc.+                                        48,850
      825   Covad Communications Group, Inc.+                            22,894
    1,830   Electronic Arts Inc.+                                       110,715
    3,150   Fiserv, Inc.+                                               144,703
      900   Mercury Interactive Corp.+                                   81,000
    1,500   Siebel Systems, Inc.                                        184,313
    1,762   VERITAS Software Corp.+                                     189,002
-------------------------------------------------------------------------------
                                                                        851,492
-------------------------------------------------------------------------------
Electronics - Instruments -- 6.9%
    1,050   AES Corp.                                                    94,434
      700   Applied Micro Circuits Corp.+                                90,213
      800   Calpine Corp.+                                               73,200
    1,200   Jabil Circuit, Inc.+                                         49,125

                      See Notes to Financial Stetements.
-------------------------------------------------------------------------------
10                                      2000 Semi-Annual Report to Shareholders

-------------------------------------------------------------------------------
Schedules of Investments (unaudited)(continued)                  April 30, 2000
-------------------------------------------------------------------------------

                        SMITH BARNEY MID CAP PORTFOLIO

SHARES                           SECURITY                              VALUE
===============================================================================
Electronics - Instruments -- 6.9% (continued)
    2,868   Molex, Inc., Class A Shares                                $114,720
    1,250   Sanmina Corp.+                                               75,078
      790   Teradyne, Inc.+                                              86,900
-------------------------------------------------------------------------------
                                                                        583,670
-------------------------------------------------------------------------------
Electronics - Semiconductors -- 7.2%
      750   Altera Corp.+                                                76,688
      750   Atmel Corp.+                                                 36,703
       35   Avanex Corp.+                                                 4,266
    2,600   Linear Technology Corp.                                     148,525
    2,050   Maxim Integrated Products, Inc.+                            132,866
    1,400   The Montana Power Co.                                        61,688
      600   Novellus Systems, Inc.+                                      40,013
      175   PMC-Sierra, Inc.+                                            33,578
    1,050   Xilinx, Inc.+                                                76,913
-------------------------------------------------------------------------------
                                                                        611,240
-------------------------------------------------------------------------------
Entertainment -- 1.0%
    4,000   Premier Parks Inc.                                           86,250
-------------------------------------------------------------------------------
Financial -- 1.6%
    2,790   Ambac Financial Group, Inc.                                 133,920
-------------------------------------------------------------------------------
Foods -- 2.7%
    4,330   Keebler Foods Co.+                                          136,124
    4,200   Pepsi Bottling Group, Inc.                                   90,563
-------------------------------------------------------------------------------
                                                                        226,687
-------------------------------------------------------------------------------
Healthcare - Drugs -- 3.7%
      370   Affymetrix, Inc.+                                            49,973
      900   Forest Laboratories, Inc.+                                   75,656
    2,076   Sepracor Inc.                                               190,992
-------------------------------------------------------------------------------
                                                                        316,621
-------------------------------------------------------------------------------
Household Furniture and Apparel -- 0.8%
    1,950   Bed Bath & Beyond Inc.+                                      71,541
-------------------------------------------------------------------------------
Insurance - Brokers -- 0.9%
    2,000   Arthur J. Gallagher & Co.                                    74,500
-------------------------------------------------------------------------------
Insurance - Life -- 2.5%
    4,658   Annuity and Life & Re Holdings, Ltd.++                      100,729
    3,876   Nationwide Financial Services, Inc., Class A Shares         108,044
-------------------------------------------------------------------------------
                                                                        208,773

                       See Notes to Financial Statements.
-------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                   11

-------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
-------------------------------------------------------------------------------

                         SMITH BARNEY MIDCAP PORTFOLIO

SHARES                               SECURITY                          VALUE
===============================================================================
Insurance - Property -- 2.8%
-------------------------------------------------------------------------------
    5,562   ACE Ltd.                                                   $133,140
    2,250   XL Capital, Ltd., Class A Shares++                          107,156
-------------------------------------------------------------------------------
                                                                        240,296
-------------------------------------------------------------------------------
Internet Services -- 1.0%
      160   InfoSpace, Inc.+                                             11,490
      150   Juniper Networks, Inc.+                                      31,903
      250   NBC Internet, Inc., Class A Shares+                           5,781
      650   Project Software & Development, Inc.+                        19,825
      280   Snowball, Inc.+                                               1,015
      300   VerticalNet, Inc.+                                           16,200
       15   WebMethods, Inc.+                                             1,350
-------------------------------------------------------------------------------
                                                                         87,564
-------------------------------------------------------------------------------
Investment Bankers - Brokers -- 2.9%
    2,200   Capital One Financial Corp.                                  96,250
    1,400   Providian Financial Corp.                                   123,288
      837   Waddell & Reed Financial, Inc., Class A Shares               22,298
-------------------------------------------------------------------------------
                                                                        241,836
-------------------------------------------------------------------------------
Manufacturing -- 1.4%
    1,250   Waters Corp.+                                               118,438
-------------------------------------------------------------------------------
Medical Products and Services -- 2.4%
      375   Genentech, Inc.+                                             43,875
      460   MedImmune, Inc.                                              73,571
    1,200   Wellpoint Health Networks Inc.+                              88,500
-------------------------------------------------------------------------------
                                                                        205,946
-------------------------------------------------------------------------------
Metals and Mining -- 1.3%
    3,340   Mueller Industries, Inc.+                                   110,011
-------------------------------------------------------------------------------
Oil - Domestic -- 1.4%
    1,450   Anadarko Petroleum Corp.                                     62,984
    1,175   The Coastal Corp.                                            58,970
-------------------------------------------------------------------------------
                                                                        121,954
-------------------------------------------------------------------------------
Oil and Gas Drilling - Equipment -- 3.0%
    2,880   Diamond Offshore Drilling, Inc.                             116,100
    3,455   Newfield Exploration Co.+                                   140,359
-------------------------------------------------------------------------------
                                                                        256,459
-------------------------------------------------------------------------------
Oil Well Equipment and Service -- 3.5%
    1,565   BJ Services Co.+                                            109,941
    1,710   Cooper Cameron Corp.+                                       128,250


                      See Notes to Financail Statements.
-------------------------------------------------------------------------------
12                                      2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------

                        SMITH BARNEY MID CAP PORTFOLIO

SHARES                             SECURITY                              VALUE
================================================================================
Oil Well Equipment and Service -- 3.5% (continued)
    1,050   Grant Prideco, Inc.+                                       $ 20,213
    1,050   Weatherford International, Inc.+                             42,656
--------------------------------------------------------------------------------
                                                                        301,060
--------------------------------------------------------------------------------
Pharmaceuticals -- 0.3%
      300   Millennium Pharmaceuticals, Inc.+                            23,813
--------------------------------------------------------------------------------
Pipelines -- 0.8%
    1,050   Dynegy Inc., Class A Shares                                  68,709
--------------------------------------------------------------------------------
Real Estate Investment Trusts -- 0.6%
    3,750   IndyMac Mortgage Holdings, Inc.                              48,984
--------------------------------------------------------------------------------
Retail - Department -- 0.6%
      950   Dollar Tree Stores, Inc.+                                    54,981
--------------------------------------------------------------------------------
Retail - Specialty -- 0.8%
      850   Best Buy Co., Inc.+                                          68,638
--------------------------------------------------------------------------------
Savings and Loan -- 0.5%
    1,700   Countrywide Credit Industries, Inc.                          46,963
--------------------------------------------------------------------------------
Services - Ad/Market -- 0.2%
      100   eBay Inc.+                                                   15,919
--------------------------------------------------------------------------------
Services - Commercial and Construction -- 2.1%
    1,850   Ecolab, Inc.                                                 72,266
      970   SPX Corp.                                                   106,579
--------------------------------------------------------------------------------
                                                                        178,845
--------------------------------------------------------------------------------
Services - Computer Systems -- 2.2%
    4,809   FactSet Research Systems Inc.+                              138,259
    1,325   Intuit Inc.+                                                 47,617
--------------------------------------------------------------------------------
                                                                        185,876
--------------------------------------------------------------------------------
Specialized Services -- 1.7%
    2,260   Bowater Inc.                                                124,300
      250   CMG Information Services, Inc.+                              17,813
--------------------------------------------------------------------------------
                                                                        142,113
--------------------------------------------------------------------------------
Telecommunications - Long Distance -- 1.7%
      225   Colt Telecom Group plc, Sponsored ADR+                       38,419
    1,100   L-3 Communications Holdings, Inc.+                           58,575
      145   Net2000 Communications, Inc.+                                 2,139
      750   Time Warner Telecom Inc.+                                    41,063
--------------------------------------------------------------------------------
                                                                        140,196
--------------------------------------------------------------------------------


                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    13

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------

                        SMITH BARNEY MID CAP PORTFOLIO

SHARES                             SECURITY                              VALUE
================================================================================
Telephone -- 1.5%
    3,445   Century Telephone Enterprises, Inc.                       $  84,403
    1,055   Intermedia Communications Inc.+                              42,991
--------------------------------------------------------------------------------
                                                                        127,394
--------------------------------------------------------------------------------
Transportation - Railroad -- 1.2%
    1,400   Kansas City Southern Industries, Inc.                       100,625
--------------------------------------------------------------------------------
Trucking -- 0.8%
    3,450   Knightsbridge Tankers Ltd.                                   64,256
--------------------------------------------------------------------------------
Wireless - Equipment -- 0.1%
       40   Aether Systems, Inc.+                                         6,659
       45   Palm, Inc.+                                                   1,227
--------------------------------------------------------------------------------
                                                                          7,886
--------------------------------------------------------------------------------
            TOTAL COMMON STOCK
            (Cost -- $6,199,907)                                      7,235,011
================================================================================

 FACE
AMOUNT                            SECURITY                               VALUE
================================================================================
REPURCHASE AGREEMENT -- 14.6%
$1,236,000  Goldman, Sachs & Co., 5.670% due 5/1/00; Proceeds at
              maturity -- $1,236,584; (Fully collateralized by
              U.S. Treasury Notes & Bonds, 7.250% to 11.125% due
              10/31/01 to 2/15/21; Market value -- $1,260,721)
              (Cost -- $1,236,000)                                    1,236,000
================================================================================
            TOTAL INVESTMENTS -- 100%
            (Cost -- $7,435,907*)                                    $8,471,011
================================================================================

+  Non-income producing security.
++ A portion of this security has been segregated by the Custodian for futures contract commitments.
*  Aggregate cost for Federal income tax purpose is substantially the same.


                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
14                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (unaudited)                  April 13, 2000
--------------------------------------------------------------------------------

                                                Smith Barney
                                                 Aggressive        Smith Barney
                                                   Growth            Mid Cap
                                                  Portfolio         Portfolio
================================================================================
ASSETS:
  Investments -- Cost                           $ 15,368,615      $ 6,199,907
  Repurchase Agreements -- Cost                    2,190,000        1,236,000
================================================================================
  Investments -- Value                          $ 16,622,594      $ 7,235,011
  Repurchase Agreements -- Value                   2,190,000        1,236,000
  Cash                                                   563              629
  Receivable for securities sold                       6,465               --
  Receivable from manager                             18,727           25,514
  Dividends and interest receivable                    1,570            2,870
  Receivable from broker - variation margin               --            8,250
--------------------------------------------------------------------------------
  Total Assets                                    18,839,919        8,508,274
--------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                     6,343               --
  Accrued expenses                                    23,120           22,197
--------------------------------------------------------------------------------
  Total Liabilities                                   29,463           22,197
--------------------------------------------------------------------------------
Total Net Assets                                 $18,810,456       $8,486,077
================================================================================
NET ASSETS:
  Par value of capital shares                    $        14       $        7
  Capital paid in excess of par value             17,549,051        7,221,420
  Undistributed (overdistributed) net
   investment income                                    (886)           9,760
  Accumulated net realized gain from security
    transactions and futures contracts                 8,298          225,446
  Net unrealized appreciation of
    investments and futures contracts              1,253,979        1,029,444
--------------------------------------------------------------------------------
Total Net Assets                                 $18,810,456       $8,486,077
================================================================================
Shares Outstanding                                 1,407,382          656,346
--------------------------------------------------------------------------------
Net Asset Value                                       $13.37           $12.93
--------------------------------------------------------------------------------


                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    15

--------------------------------------------------------------------------------
Statements of Operations (unaudited)
--------------------------------------------------------------------------------
For the Period Ended April 30, 2000(a)

                                                   Smith Barney     Smith Barney
                                                Aggressive Growth     Mid Cap
                                                    Portfolio        Portfolio
================================================================================
INVESTMENT INCOME:
  Interest                                         $  41,887         $ 28,637
  Dividends                                            5,808           12,337
  Less: Foreign withholding tax                         (155)              --
--------------------------------------------------------------------------------
  Total Investment Income                             47,540           40,974
--------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                            35,520           20,691
  Shareholder communications                          14,409            4,408
  Custody                                              8,822            3,901
  Shareholder and system servicing fees                7,886            6,187
  Audit and legal                                      5,500           10,500
  Directors' fees                                      1,812            1,173
  Other                                                  400           11,275
--------------------------------------------------------------------------------
  Total Expenses                                      74,349           58,135
  Less: Management fee waivers and
    expense reimbursement (Note 2)                   (29,927)         (31,927)
--------------------------------------------------------------------------------
  Net Expenses                                        44,422           26,208
--------------------------------------------------------------------------------
Net Investment Income                                  3,118           14,766
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 5):
  Realized Gain From:
    Securities transactions (excluding short-term
     securities)                                       8,298          153,880
    Futures contracts                                     --           71,566
--------------------------------------------------------------------------------
  Net Realized Gain                                    8,298          225,446
--------------------------------------------------------------------------------
  Changes in Net Unrealized Appreciation
  of Investments and Futures Contracts:
    Beginning of period                                   --               --
    End of period                                  1,253,979        1,029,444
--------------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation          1,253,979        1,029,444
--------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts      1,262,277        1,254,890
--------------------------------------------------------------------------------
Increase in Net Assets From Operations            $1,265,395       $1,269,656
================================================================================

(a) For the period November 1, 1999 (commencement of operations) to April 30, 2000.

                      See Notes to Financial  Statements.
--------------------------------------------------------------------------------
16                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (unaudited)
--------------------------------------------------------------------------------
For the Period Ended April 30, 2000(a)

                                                 Smith Barney     Smith Barney
                                               Aggressive Growth     Mid Cap
                                                   Portfolio        Portfolio
================================================================================
OPERATIONS:
  Net investment income                              $ 3,118         $ 14,766
  Net realized gain                                    8,298          225,446
  Increase in net unrealized appreciation          1,253,979        1,029,444
--------------------------------------------------------------------------------
  Increase in Net Assets From Operations           1,265,395        1,269,656
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income                               (4,004)          (5,006)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                     (4,004)          (5,006)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares                17,545,061        7,256,572
  Net asset value of shares issued
    for reinvestment of dividends                      4,004            5,006
  Cost of shares reacquired                               --          (40,151)
--------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                       17,549,065        7,221,427
--------------------------------------------------------------------------------
Increase in Net Assets                            18,810,456        8,486,077

NET ASSETS:
  Beginning of period                                     --               --
--------------------------------------------------------------------------------
  End of period*                                 $18,810,456       $8,486,077
================================================================================
*Includes undistributed (overdistributed)
  net investment income of:                            $(886)          $9,760
================================================================================

(a) For the period November 1, 1999 (commencement of operations) to April 30, 2000.


                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    17

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney Aggressive Growth Portfolio and Smith Barney Mid Cap Portfolio ("Portfolio(s)") are separate investment portfolios of the Travelers Series Fund Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of these portfolios and thirteen other separate investment portfolios: Smith Barney Large Cap Value, Alliance Growth, Van Kampen Enterprise, Smith Barney International Equity, Smith Barney Pacific Basin, Travelers Managed Income, Putnam Diversified Income, INVESCO Global Strategic Income, Smith Barney High Income, MFS Total Return, Smith Barney Money Market, AIM Capital Appreciation Portfolio and Smith Barney Large Capitalization Growth Portfolios. Shares of the Fund are offered only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

The significant accounting policies followed by the Portfolios are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. government agencies and obligations are valued at the mean between the bid and asked prices; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (e) interest income is recorded on an accrual basis; (f) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Portfolios determine the existence of a dividend declaration after exercising reasonable due diligence; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) the accounting records of the Portfolios are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between

--------------------------------------------------------------------------------
18                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; (j) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.


2. Management Agreement and Transactions with Affiliated Persons

SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment manager of the Smith Barney Aggressive Growth Portfolio ("SBAG") and Smith Barney Mid Cap Portfolio ("SBMC"). SBAG and SBMC pay SSBC a management fee calculated at the annual rates of 0.80% and 0.75%, respectively, on the average daily net assets of each Portfolio. For the period ended April 30, 2000, SSBC waived management fees of $29,927 and $20,691 for SBAG and SBMC, respectively. In addition, SSBC reimbursed expenses of $11,236 for SBMC.

Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the period ended April 30, 2000, the Portfolios paid transfer agent fees of $5,000 to CFTC.

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the primary broker for its portfolio agency transactions. During the period ended April 30, 2000, SSB received brokerage commissions totaling $357.

All officers and one Director of the Fund are employees of SSB.


--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    19

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

3. Investments

For the period ended April 30, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

                                             Smith Barney      Smith Barney
                                          Aggressive Growth       Mid Cap
                                              Portfolio          Portfolio
================================================================================
Purchases                                     $15,384,166       $8,175,310
--------------------------------------------------------------------------------
Sales                                              23,849        2,129,284
================================================================================

At April 30, 2000, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:


                                             Smith Barney      Smith Barney
                                          Aggressive Growth       Mid Cap
                                              Portfolio          Portfolio
================================================================================
Gross unrealized appreciation                  $1,997,681       $1,320,546
Gross unrealized depreciation                    (743,702)        (285,442)
--------------------------------------------------------------------------------
Net unrealized appreciation                    $1,253,979       $1,035,104
================================================================================

4. Lending of Portfolio Securities

Each Portfolio has an agreement with its custodian whereby the custodian may lend securities owned by the Portfolios to brokers, dealers and other financial organizations. Fees earned by the Portfolios on securities lending are recorded as interest income. Loans of securities by the Portfolios are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account.

At April 30, 2000, the Portfolios had no securities on loan.

5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up


--------------------------------------------------------------------------------
20                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolios basis in the contract.

The Portfolios enter into such contracts to hedge a portion of their portfolio. The Portfolios bear the market risk that arise from changes in the value of the financial instruments and securities indices (futures contracts).

At April 30, 2000, SBMC had the following open futures contracts:

                        # of                    Basis     Market     Unrealized
                      Contracts   Expiration    Value      Value        Loss
================================================================================
Sold Contracts:
S&P Mid Cap 400           3          6/00      729,785    724,125     $(5,660)
================================================================================

6. Options Contracts

When the Portfolios write a covered call option, an amount equal to the premium received by the Portfolios are recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolios realize a gain equal to the amount of the premium received. When the Portfolios enter into a closing purchase transaction, the Portfolios realize a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When written index options are exercised, settlement is made in cash.

The risk in writing a covered call option is that the Portfolios give up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

During the period ended April 30, 2000, the Portfolios did not enter into any written covered call option contracts.


--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    21

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

7. Capital Shares

At April 30, 2000, the Fund had six billion shares of capital stock authorized with a par value of $0.00001 per share. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share of the same Portfolio and has an equal entitlement to any dividends and distributions made by the Portfolio.

Transactions in shares of each Portfolio were as follows:

                                                                Period Ended
                                                               April 30, 2000*
================================================================================
Smith Barney Aggressive Growth Portfolio
Shares sold                                                       1,407,049
Shares issued on reinvestment                                           333
--------------------------------------------------------------------------------
Net Increase                                                      1,407,382
================================================================================
Smith Barney Mid Cap Portfolio
Shares sold                                                         659,255
Shares issued on reinvestment                                           434
Shares reacquired                                                    (3,343)
--------------------------------------------------------------------------------
Net Increase                                                        656,346
================================================================================

* For the period November 1, 1999 (commencement of operations) through April 30, 2000.


--------------------------------------------------------------------------------
22                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Finanical Highlights
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout the period:

                                                  Smith Barney    Smith Barney
                                                Aggressive Growth    Mid Cap
                                                   Portfolio(1)   Portfolio(1)
================================================================================
Net Asset Value, Beginning of Period                  $10.00        $10.00
--------------------------------------------------------------------------------
Income From Operations:
  Net investment income(2)                              0.01          0.03
  Net realized and unrealized gain                      3.37          2.91
--------------------------------------------------------------------------------
Total Income From Operations                            3.38          2.94
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                (0.01)        (0.01)
--------------------------------------------------------------------------------
Total Distributions                                    (0.01)        (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                        $13.37        $12.93
--------------------------------------------------------------------------------
Total Return++                                         33.80%       29.44%
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)                     $18,810        $8,486
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses(2)(3)                                        1.00%         0.95%
  Net investment income                                 0.07          0.53
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                 1%             45%
================================================================================

(1) For the period November 1, 1999 (commencement of operations) to April 30, 2000 (unaudited).
(2) The Manager has agreed to waive all or a portion of its fees for the period ended April 30, 2000. In addition, for the Smith Barney Mid Cap Portfolio, the Manager has reimbursed expenses of $11,236 for the period ended
     April 30, 2000. If such fees were not waived and expenses not reimbursed, the per share effects on net investment income and the ratios of expenses to average net assets would have been as follows:

                                                               Expense Ratios
                                  Per Share Decreases in     Without Fee Waivers
                                   Net Investment Income      and Reimbursement
                                  ----------------------     -------------------

    Smith Barney Aggressive
      Growth Portfolio                    $0.02                     1.65%+
    Smith Barney Mid Cap Portfolio         0.05                     2.10+

(3) As a result of a voluntary expense limitation, the expense ratios will not exceed 1.00% and 0.95% for the Smith Barney Aggressive Growth Portfolio and the Smith Barney Mid Cap Portfolio, respectively.
++ Total return is not annualized, as it may not be representative of the total return for the period.
+    Annualized.


--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    23

                      (This page intentionally left blank.)

                                                  [LOGO OF SALOMON SMITH BARNEY]

Directors
Victor K. Atkins
A.E. Cohen
Robert A. Frankel
Michael Gellert
Rainer Greeven
Susan M. Heilbron
Heath B. McLendon, Chairman

Officers
Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Richard A. Freeman
Vice President

Lawrence B. Weissman
Vice President

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Manager
SSB Citi Fund Management LLC

Custodian
PFPC Trust Company

Annuity Administration
Travelers Annuity Investor Services
5 State House Square
1 Tower Square
Hartford, CT 06183


This report is submitted for the general information of the shareholders of the Travelers Series Fund Inc. -- Smith Barney Aggressive Growth Portfolio and Smith Barney Mid Cap Portfolio. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Portfolios, which contains information concerning the Portfolios' investment policies and expenses as well as other pertinent information.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Travelers Series Fund Inc.
388 Greenwich Street
New York, New York 10013

IN0896 6/00

                    Travelers Series Fund Inc.
                    Smith Barney Large Cap Value Portfolio
                    Alliance Growth Portfolio
                    Van Kampen
                    Enterprise Portfolio


                    -------------------

                    SEMI-ANNUAL REPORT

                    -------------------
                    April 30, 2000


                    [LOGO OF SMITH BARNEY MUTUAL FUNDS]


            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

Travelers Series
Fund Inc.

                                                                         [PHOTO]

                                                                        HEATH B.
                                                                        MCLENDON

                                                                        Chairman

Dear Shareholder:

We are pleased to provide the semi-annual report of the Travelers Series Fund Inc. -- Smith Barney Large Cap Value Portfolio, Alliance Growth Portfolio and Van Kampen Enterprise Portfolio ("Portfolio(s)") for the period ended April 30, 2000. In this report, we summarize the period's prevailing economic and market conditions and outline each Portfolio's investment strategy.1 A detailed summary of performance and current holdings of each Portfolio can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Portfolio Highlights2

Smith Barney Large Cap Value Portfolio

For the six months ended April 30, 2000, the Smith Barney Large Cap Value Portfolio ("Portfolio") returned a negative 1.21%. In comparison, the Portfolio's Lipper, Inc. peer group returned a negative 1.08% for the same period. (Lipper, Inc. is a major fund-tracking organization.)

The financial markets during the reporting period were marked by historic levels of volatility and a change in monetary policy by the Federal Reserve Board ("Fed"). The Fed raised interest rates three times for a total of 75 basis points3 during the reporting period, and more recently on May 16, 2000, the Fed raised interest rates an additional 50 basis points as a preemptive strike against inflation. The markets also saw the divergence between those well-established, blue-chip companies referred to as "Old Economy" and those companies in the technology, telecommunications and Internet industries commonly referred to as the "New Economy." By the end of 1999, technology


--------------
1 The information provided represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Portfolios.

2 The following securities reflect the holdings of the Portfolios as of April 30, 2000. After such date this information may not reflect the current Portfolio holdings. Stock information is for information purposes. It should not be relied upon for current prices of shares or for trading securities. Further, there is no assurance that securities will remain in or out of the portfolios. Please refer to pages 10 through 21 for the percentage breakdown of the Portfolios' holdings.

3  A basis point is 0.01% or one-hundreth of a percent.


--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                     1
stocks rose to new heights, significantly outperforming the overall stock market. By the middle of the first quarter of 2000, however, most "New Economy" stocks declined as investors began to reassess the valuations assigned to many companies, looking to those "Old Economy" companies with more proven track records.

Despite challenging market conditions, the managers believe that the growth in the telecommunications sector should continue. As local telephone companies and long distance providers see their businesses converge, they are expanding into the fast growing and more profitable areas such as wireless, data and Internet services. During the reporting period, the managers added Alltel Corp., a national provider of wireline and wireless communication and information services to the Portfolio. Currently, wireless services comprise greater than half of the company's earnings and recent roaming agreements and asset swaps with Bell Atlantic/Vodafone, should, in the managers' view, prove beneficial to the company over the long term. (Of course, no guarantees can be made that their expectations will in fact occur.)

The managers have also maintained a positive outlook towards the pharmaceuticals industry. The share prices of many companies within this sector have recently declined due in large part to the concerns regarding rising Medicare drug benefits and other proposed government initiatives with the potential to constrain industry pricing power. These concerns, combined with outsized patent expirations and a lack of new potentially revolutionary products, have negatively impacted the performance of this sector during the period. Nevertheless, the managers believe that several pharmaceutical companies have the potential to do well over the near term.

Alliance Growth Portfolio
For the six months ended April 30, 2000 the Alliance Growth Portfolio ("Portfolio") generated a total return of 15.10%. In comparison, the Russell 1000 Index4 returned 9.72% for the same period.

The stock market was marked by higher levels of volatility during the reporting period. The strength of the stock market continued at the outset of 2000 but later declined largely due to the effects of higher interest rates and changing investor sentiment towards technology stocks.

In line with the Portfolio's investment objective of long-term capital growth, the managers seek to invest primarily in the equity securities of U.S. companies. The managers concentrate on finding companies they believe to have solid growth potential at what they deem to be reasonable prices.


-------------
4 The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity market. An investor cannot invest directly in an index.


--------------------------------------------------------------------------------
2                                        2000 Semi-Annual Report to Shareholders

The managers continue to think that many companies in the telecommunications, technology and financial services sectors possess solid growth potential characteristics. During the period, the managers significantly increased the Portfolio's holdings in these industries through investments in Quest Communications (broadband Internet company), Associates First Capital Corp. (a consumer financial services company) and CIT Group Inc. (a consumer financial services company). In their opinion, these companies are undervalued relative to the overall market.

The performance of the Portfolio relative to the Russell 1000 Index will continue to be influenced by its holdings in the telecommunications and financial services sector. The managers believe that over the long term, their selections should perform competitively over time. (Of course, no guarantees can be made that this in fact will occur.)

Van Kampen Enterprise Portfolio
For the six months ended April 30, 2000 the Van Kampen Enterprise Portfolio ("Portfolio") generated a total return of 22.88%. In comparison, the Portfolio's Lipper, Inc. peer group returned 18.32% for the same period. (Lipper, Inc. is a major fund-tracking organization.)

The Portfolio is managed with a consistent philosophy: own companies with strong business fundamentals at attractive valuations. In selecting stocks, the managers generally look for at least one of the following fundamental characteristics:

      . Consistent earnings growth,
      . Accelerating earnings growth,
      . Better-than-expected fundamentals, or
      . An underlying change in a company, industry, or regulatory environment.

The reporting period was marked by historic levels of market volatility. Nonetheless, the Portfolio benefited from the positive performance of companies that generated strong earnings growth. The Portfolio's eventual overweighting in technology stocks largely contributed to performance during the period. The price of many technology stocks, although volatile, continued to rise, helped by investor confidence in the continued strength of the U.S. economy and increased corporate spending on technology. Those Portfolio holdings in this sector that benefited from performance during the period included:


--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                     3

      . Cisco Systems, a company that creates essential infrastructure for computer network communications
      . Oracle, a business that supplies software for new information services . EMC, which provides data storage solutions to corporate customers
      . Sun Microsystems, which provides solutions for maintaining network computing environments

Outside the technology sector, the Portfolio was supported by competitive returns from a number of telecommunications services and equipment stocks, most notably Nokia, Qualcomm, and Nextel, which benefited from increased product and service demand. In addition, the Portfolio's holdings in media and entertainment stocks such as Univision, Metro Goldwyn Mayer, CBS, and Time Warner all posted solid gains during the period.

Unfortunately, the overall decline in many share prices in the latter part of the period detracted from Portfolio performance. The health care sector underperformed the overall market, which negatively impacted the Portfolio. The Portfolio's holdings in Bristol-Myers Squibb, who recently withdrew its application to the FDA for what was believed to be a promising new drug, declined during the period.

While no guarantees can be given, the managers will continue to favor high-quality, well-established companies with strong business models over the long term. As such, the managers will continue to search for what they believe to be attractively priced stocks with long-term prospects possibly greater than the overall market.

Thank you for investing in the Travelers Series Fund Inc. We look forward to continuing to help you pursue your financial goals in the new century.



Sincerely,


/s/ Heath B. McLendon


Heath B. McLendon
Chairman

May 18, 2000


--------------------------------------------------------------------------------
4                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
                     Smith Barney Large Cap Value Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Historical Performance
--------------------------------------------------------------------------------

                       Net Asset Value
                      -------------------
                      Beginning    End of      Income    Capital Gain   Total
Period Ended          of Period    Period    Dividends  Distributions  Returns+
================================================================================
4/30/00                $19.83      $19.59      $0.00        $0.00      (1.21)%++
--------------------------------------------------------------------------------
10/31/99                18.94       19.83       0.24         0.52       8.52
--------------------------------------------------------------------------------
10/31/98                17.90       18.94       0.21         0.53       9.65
--------------------------------------------------------------------------------
10/31/97                14.84       17.90       0.18         0.17      23.38
--------------------------------------------------------------------------------
10/31/96                12.12       14.84       0.17         0.05      24.55
--------------------------------------------------------------------------------
10/31/95                10.14       12.12       0.06         0.00      20.21
--------------------------------------------------------------------------------
6/16/94*-10/31/94       10.00       10.14       0.00         0.00       1.40++
================================================================================
Total                                          $0.86        $1.27
================================================================================

--------------------------------------------------------------------------------
                            Alliance Growth Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Historical Performance
--------------------------------------------------------------------------------

                        Net Asset Value
                      -------------------
                      Beginning    End of     Income     Capital Gain   Total
Period Ended          of Period    Period    Dividends  Distributions  Returns+
--------------------------------------------------------------------------------
4/30/00                $28.35      $32.63      $0.00        $0.00       15.10%++
--------------------------------------------------------------------------------
10/31/99                22.14       28.35       0.15         1.45       35.51
--------------------------------------------------------------------------------
10/31/98                20.82       22.14       0.04         1.44       12.92
--------------------------------------------------------------------------------
10/31/97                16.30       20.82       0.02         0.62       32.59
--------------------------------------------------------------------------------
10/31/96                13.28       16.30       0.09         0.32       26.55
--------------------------------------------------------------------------------
10/31/95                10.65       13.28       0.02         0.10       26.18
--------------------------------------------------------------------------------
6/16/94*-10/31/94       10.00       10.65       0.00         0.00        6.50++
--------------------------------------------------------------------------------
Total                                          $0.32        $3.93
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                     5

--------------------------------------------------------------------------------
                        Van Kampen Enterprise Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Historical Performance
--------------------------------------------------------------------------------

                        Net Asset Value
                      -------------------
                      Beginning    End of     Income     Capital Gain    Total
Period Ended          of Period    Period    Dividends   Distributions  Returns+
================================================================================
4/30/00                 $25.52     $31.36      $0.00         $0.00      22.88%++
--------------------------------------------------------------------------------
10/31/99                 20.56      25.52       0.07          0.39      26.48
--------------------------------------------------------------------------------
10/31/98                 19.89      20.56       0.05          1.17       8.97
--------------------------------------------------------------------------------
10/31/97                 15.37      19.89       0.05          0.00      29.81
--------------------------------------------------------------------------------
10/31/96                 12.89      15.37       0.04          0.40      23.35
--------------------------------------------------------------------------------
10/31/95                 10.38      12.89       0.02          0.03      24.74
--------------------------------------------------------------------------------
6/16/94*-10/31/94        10.00      10.38       0.00          0.00       3.80++
================================================================================
Total                                          $0.23         $1.99
================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
  Average Annual Total Returns+
--------------------------------------------------------------------------------

                                 Smith Barney    Alliance
                                   Large Cap      Growth         Van Kampen
                                Value Portfolio  Portfolio  Enterprise Portfolio
--------------------------------------------------------------------------------
Six Months Ended 4/30/00++           (1.21)%      15.10%           22.88%
--------------------------------------------------------------------------------
Year Ended 4/30/00                   (7.74)       22.28            26.26
Five Years Ended 4/30/00             14.93        28.18            25.77
6/16/94* through 4/30/00             14.38        26.45            23.83
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Cumulative Total Returns+
--------------------------------------------------------------------------------

                                 Smith Barney    Alliance
                                   Large Cap      Growth         Van Kampen
                                Value Portfolio  Portfolio  Enterprise Portfolio
================================================================================
6/16/94* through 4/30/00            120.20%      297.13%          251.15%
================================================================================
+ Assumes the reinvestment of all dividend and capital gain distributions, if any, at net asset value.
++ Total return is not annualized, as it may not be representative of the total return for the year.
*  Commencement of operations.



--------------------------------------------------------------------------------
6                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
   Historical Performance (unaudited)
--------------------------------------------------------------------------------

                   Growth of $10,000 Invested in Shares of the
            Smith Barney Large Cap Value Portfolio vs. S&P 500 Index+

--------------------------------------------------------------------------------

                             June 1994 -- April 2000

                                    [GRAPH]

                   Smith Barney Large
                   Cap Value Portfolio        S&P 500 Index
        6/16/94          10,000                   10,000
         Oct-94          10,140                   10,324
         Oct-95          12,189                   13,053
         Oct-96          15,182                   16,018
         Oct-97          18,731                   21,159
         Oct-98          20,539                   25,817
         Oct-99          22,290                   32,442
        4/30/00          22,020                   34,771



+ Hypothetical illustration of $10,000 invested in shares of the Smith Barney Large Cap Value Portfolio on June 16, 1994 (commencement of operations), assuming reinvestment of dividends and capital gains, if any, at net asset value through April 30, 2000. The Standard & Poor's 500 Index ("S&P 500 Index") is an index of widely held common stocks listed on the New York and American Stock Exchanges and the over-the-counter markets. Figures for the S&P 500 Index include reinvestment of dividends. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. An investor cannot invest directly in an index.

    All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.




--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                     7

--------------------------------------------------------------------------------
 Historical Performance (unaudited)
--------------------------------------------------------------------------------

                  Growth of $10,000 Invested in Shares of the
                   Alliance Growth Portfolio vs. S&P 500 Index+
                             and Russell 1000 Index

--------------------------------------------------------------------------------

                             June 1994 -- April 2000

                                    [GRAPH]

                      Alliance       S&P 500 Index     Russell 1000 Index
        6/16/94        10,000           10,000               10,000
         Oct-94        10,650           10,324               10,191
         Oct-95        13,439           13,053               12,612
         Oct-96        17,007           16,018               15,501
         Oct-97        22,549           21,159               20,236
         Oct-98        25,463           25,817               24,039
         Oct-99        34,504           32,442               30,189
        4/30/00        39,713           34,771               33,123


+ Hypothetical illustration of $10,000 invested in shares of the Alliance Growth
  Portfolio on June 16, 1994 (commencement of operations), assuming reinvestment of dividends and capital gains, if any, at net asset value through April 30, 2000. The Standard & Poor's 500 Index ("S&P 500 Index") is an index of widely held common stocks listed on the New York and American Stock Exchanges and the over-the-counter markets. Figures for the S&P 500 Index include reinvestment of dividends. The Russell 1000 Index is comprised of 1,000 of the largest capitalized U.S. domiciled companies whose common stock is traded on either the New York, American or NASDAQ stock exchanges. The indexes are unmanaged and are not subject to the same management and trading expenses of a mutual fund. An investor cannot invest directly in an index.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.



--------------------------------------------------------------------------------
8                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
 Historical Performance (unaudited)
--------------------------------------------------------------------------------

                  Growth of $10,000 Invested in Shares of the
                      Van Kampen Enterprise Portfolio vs.
                                 S&P 500 Index+

--------------------------------------------------------------------------------

                             June 1994 -- April 2000

                                    [GRAPH]

                            Van Kampen Enterprise        S&P 500 Index
        6/16/94                     10,000                  10,000
         Oct-94                     10,380                  10,324
         Oct-95                     12,948                  13,053
         Oct-96                     15,972                  16,018
         Oct-97                     20,733                  21,159
         Oct-98                     22,592                  25,817
         Oct-99                     28,576                  32,442
        4/30/00                     35,115                  34,771


+ Hypothetical illustration of $10,000 invested in shares of the Van Kampen Enterprise Portfolio on June 16, 1994 (commencement of operations), assuming reinvestment of dividends and capital gains, if any, at net asset value through April 30, 2000. The Standard & Poor's 500 Index ("S&P 500 Index") is an index of widely held common stocks listed on the New York and American Stock Exchanges and the over-the-counter markets. Figures for the S&P 500 Index include reinvestment of dividends. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. An investor cannot invest directly in an index.

    All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.



--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                     9

-------------------------------------------------------------------------------
Schedules of Investments (unaudited)                             April 30, 2000
-------------------------------------------------------------------------------

                     SMITH BARNEY LARGE CAP VALUE PORTFOLIO

 SHARES                          SECURITY                             VALUE
===============================================================================
COMMON STOCK -- 97.4%
Capital Goods -- 12.5%
   215,000   Emerson Electric Co.                                  $ 11,798,125
   140,000   General Electric Co.                                    22,015,000
   255,000   Honeywell Inc.                                          14,280,000
   240,000   Pitney Bowes Inc.                                        9,810,000
   290,000   Xerox Corp.                                              7,666,875
-------------------------------------------------------------------------------
                                                                     65,570,000
-------------------------------------------------------------------------------
Consumer Cyclicals -- 3.8%
    85,000   General Motors Corp.                                     7,958,125
   525,000   Masco Corp.                                             11,779,687
-------------------------------------------------------------------------------
                                                                     19,737,812
-------------------------------------------------------------------------------
Consumer Staples -- 8.2%
   200,000   Avon Products, Inc.                                      8,300,000
   250,000   Kimberly-Clark Corp.                                    14,515,625
   158,000   The McGraw-Hill Cos., Inc.                               8,295,000
   325,000   PepsiCo, Inc.                                           11,923,438
-------------------------------------------------------------------------------
                                                                     43,034,063
-------------------------------------------------------------------------------
Energy -- 19.9%
   237,000   BP Amoco PLC, Sponsored ADR                             12,087,000
   110,000   Chevron Corp.                                            9,363,750
   234,000   Conoco Inc., Class A Shares                              5,572,125
   307,968   Conoco Inc., Class B Shares                              7,660,704
   250,000   El Paso Energy Corp.                                    10,625,000
   150,000   Enron Corp.                                             10,453,125
   300,000   Exxon Mobil Corp.                                       23,306,250
   210,025   Halliburton Co.                                          9,280,480
   415,000   The Williams Cos., Inc.                                 15,484,688
-------------------------------------------------------------------------------
                                                                    103,833,122
-------------------------------------------------------------------------------
Financial Services -- 12.3%
   200,000   Bank of America Corp.                                    9,800,000
   215,000   The Chase Manhattan Corp.                               15,493,437
   180,000   Marsh & McLennan Cos., Inc.                             17,741,250
   415,000   Mellon Financial Corp.                                  13,331,875
    80,000   Merrill Lynch & Co., Inc.                                8,155,000
-------------------------------------------------------------------------------
                                                                     64,521,562
-------------------------------------------------------------------------------




                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
10                                      2000 Semi-Annual Report to Shareholders

-------------------------------------------------------------------------------
Schedules of Investments (unaudited)(continued)                  April 30, 2000
-------------------------------------------------------------------------------

                     SMITH BARNEY LARGE CAP VALUE PORTFOLIO

 SHARES                          SECURITY                             VALUE
===============================================================================
Healthcare -- 8.3%
   220,000   American Home Products Corp.                          $ 12,361,250
    80,000   Baxter International Inc.                                5,210,000
   200,000   Bristol-Myers Squibb Co.                                10,487,500
    16,000   Edwards Lifesciences Corp.+                                240,000
    26,100   Johnson & Johnson                                        2,153,250
   255,850   Pharmacia Corp.                                         12,776,509
-------------------------------------------------------------------------------
                                                                     43,228,509
-------------------------------------------------------------------------------
Insurance -- 5.4%
   190,000   The Chubb Corp.                                         12,088,750
    60,000   CIGNA Corp.                                              4,785,000
   215,000   The Hartford Financial Services Group, Inc.             11,220,312
-------------------------------------------------------------------------------
                                                                     28,094,062
-------------------------------------------------------------------------------
Raw and Intermediate Materials -- 6.7%
   175,000   Alcoa Inc.                                              11,353,125
    50,000   The Dow Chemical Co.                                     5,650,000
   148,030   E.I. du Pont de Nemours & Co.                            7,022,173
   250,000   International Paper Co.                                  9,187,500
    25,000   Reynolds Metals Co.                                      1,662,500
-------------------------------------------------------------------------------
                                                                     34,875,298
-------------------------------------------------------------------------------
Technology -- 2.5%
   213,000   United Technologies Corp.                               13,245,938
-------------------------------------------------------------------------------
Telecommunications -- 12.2%
   335,000   AT&T Corp.                                              15,640,312
   150,000   ALLTEL Corp.                                             9,993,750
   190,000   GTE Corp.                                               12,872,500
   275,000   SBC Communications Inc.                                 12,048,438
   220,000   Sprint Corp.                                            13,530,000
-------------------------------------------------------------------------------
                                                                     64,085,000
-------------------------------------------------------------------------------
Transportation -- 1.4%
   175,000   Union Pacific Corp.                                      7,371,875
-------------------------------------------------------------------------------
Utilities -- 4.2%
   210,000   Duke Energy Corp.                                       12,075,000
   245,000   Unicom Corp.                                             9,738,750
-------------------------------------------------------------------------------
                                                                     21,813,750
-------------------------------------------------------------------------------
             TOTAL COMMON STOCK
             (Cost-- $461,472,942)                                  509,410,991
===============================================================================



                      See Notes to Financial Statements.


--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                   11

-------------------------------------------------------------------------------
Schedules of Investments (unaudited)(continued)                  April 30, 2000
-------------------------------------------------------------------------------

                     SMITH BARNEY LARGE CAP VALUE PORTFOLIO
  FACE
 AMOUNT                          SECURITY                             VALUE
===============================================================================
REPURCHASE AGREEMENT -- 2.6%
$13,420,000  Goldman, Sachs & Co., 5.67% due 5/1/00;
               Proceeds at maturity-- $13,426,341 (Fully
               collateralized by U.S. Treasury Notes and Bonds,
               6.25% to 11.125% due 10/31/01 to 2/15/21;
               Market value-- $13,688,408) (Cost-- $13,420,000)    $ 13,420,000
===============================================================================
             TOTAL INVESTMENTS -- 100%
             (Cost-- $474,892,942*)                                $522,830,991
===============================================================================

+  Non-income producing security.
*  Aggregate cost for Federal income tax purposes is substantially the same.




                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                       2000 Semi-Annual Report to Shareholders

-------------------------------------------------------------------------------
 Schedules of Investments (unaudited) (continued)                April 30, 2000
-------------------------------------------------------------------------------

                            ALLIANCE GROWTH PORTFOLIO

   SHARES                        SECURITY                             VALUE
===============================================================================
COMMON STOCK -- 95.3%
Aerospace -- 0.8%
    40,000   General Motors Corp., Class H Shares+                  $ 3,852,500
   796,200   Loral Space & Communications Ltd.+                       7,812,712
-------------------------------------------------------------------------------
                                                                     11,665,212
-------------------------------------------------------------------------------
Airlines -- 0.7%
   264,300   Continental Airlines, Inc., Class B Shares+             10,572,000
-------------------------------------------------------------------------------
Banks -- 4.2%
   559,400   Bank of America Corp.                                   27,410,600
   173,000   Bank One Corp.                                           5,276,500
   412,900   The Bank of Tokyo-Mitsubishi, Ltd., ADR                  5,341,894
   334,208   The Chase Manhattan Corp.                               24,083,864
-------------------------------------------------------------------------------
                                                                     62,112,858
-------------------------------------------------------------------------------
Drugs -- 2.6%
   284,000   Bristol-Myers Squibb Co.                                14,892,250
   208,800   Merck & Co., Inc.                                       14,511,600
   204,000   Schering-Plough Corp.                                    8,223,750
-------------------------------------------------------------------------------
                                                                     37,627,600
-------------------------------------------------------------------------------
Electronics -- 10.7%
    94,000   Altera Corp.+                                            9,611,500
   156,000   Applied Materials, Inc.+                                15,882,750
   281,000   Flextronics International Ltd.+                         19,740,250
   154,000   Micron Technology, Inc.                                 21,444,500
   699,800   Sanmina Corp.+                                          42,031,738
   597,200   SCI Systems, Inc.+                                      31,800,900
   335,600   Solectron Corp.+                                        15,710,275
-------------------------------------------------------------------------------
                                                                    156,221,913
-------------------------------------------------------------------------------
Energy -- 2.8%
    67,000   Kerr-McGee Corp.                                         3,467,250
 3,309,192   BP Amoco PLC                                            28,713,219
   113,000   Total Fina S.A., Sponsored ADR                           8,545,625
-------------------------------------------------------------------------------
                                                                     40,726,094
-------------------------------------------------------------------------------
Financial Services -- 8.8%
 1,352,100   Associates First Capital Corp., Class A Shares          29,999,719
 2,095,188   The CIT Group, Inc., Class A Shares                     35,487,247
   326,100   Household International, Inc.                           13,614,675
   707,600   John Hancock Financial Services, Inc.+                  12,913,700
   250,000   Koger Equity Inc.                                        4,375,000
 1,049,762   MBNA Corp.                                              27,884,303
   265,000   MetLife, Inc.+                                           4,389,063
-------------------------------------------------------------------------------
                                                                    128,663,707
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                   13

-------------------------------------------------------------------------------
 Schedules of Investments (unaudited) (continued)                April 30, 2000
-------------------------------------------------------------------------------

                            ALLIANCE GROWTH PORTFOLIO

   SHARES                          SECURITY                             VALUE
===============================================================================
Food Services, Lodging -- 0.1%
   270,300   Humphrey Hospitality Trust, Inc.                       $ 1,858,313
-------------------------------------------------------------------------------
Hospital Supplies and Services -- 2.6%
   498,000   Boston Scientific Corp.+                                13,197,000
    77,000   Health Management Associates, Inc.+                      1,227,187
   836,000   IMS Health Inc.                                         14,264,250
   409,230   McKesson HBOC, Inc.                                      6,905,756
    45,200   Medtronic, Inc.                                          2,347,575
-------------------------------------------------------------------------------
                                                                     37,941,768
-------------------------------------------------------------------------------
Insurance -- 5.7%
   317,700   Ace Ltd.                                                 7,604,944
   192,000   AFLAC Inc.                                               9,372,000
   441,265   American International Group, Inc.                      48,401,255
   200,800   Providian Financial Corp.                               17,682,950
-------------------------------------------------------------------------------
                                                                     83,061,149
-------------------------------------------------------------------------------
Leisure Related -- 1.3%
   787,215   Cendant Corp.                                           12,152,632
   250,000   MGM Grand, Inc. ++                                       6,625,000
-------------------------------------------------------------------------------
                                                                     18,777,632
-------------------------------------------------------------------------------
Miscellaneous -- 1.5%
    48,000   Honeywell International Inc.                             2,688,000
   421,796   Tyco International Ltd.                                 19,376,254
-------------------------------------------------------------------------------
                                                                     22,064,254
-------------------------------------------------------------------------------
Printing, Publishing and Broadcasting -- 10.0%
   306,400   Adelphia Communications Corp., Class A Shares+          15,185,950
 1,103,428   AT&T Corp. - Liberty Media Group, Class A Shares        55,102,436
   183,800   CBS Corp.+                                              10,798,250
   141,000   Fox Entertainment Group, Class A Shares+                 3,630,750
    52,000   Gannett Co., Inc.                                        3,321,500
   540,500   MediaOne Group, Inc.+                                   40,875,312
   189,400   The News Corp. Ltd., Sponsored ADR                       9,742,262
   130,400   UnitedGlobalCom Inc.+                                    6,927,500
-------------------------------------------------------------------------------
                                                                    145,583,960
-------------------------------------------------------------------------------
Railroads -- 0.5%
   306,700   Burlington Northern Santa Fe Corp.                       7,399,137
-------------------------------------------------------------------------------
Real Estate -- 0.9%
   140,000   Entertainment Properties Trust                           1,907,500
   443,700   JP Realty, Inc.                                          7,958,869
   121,900   The Macerich Co.                                         2,826,556
-------------------------------------------------------------------------------
                                                                     12,692,925
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
14                                      2000 Semi-Annual Report to Shareholders

-------------------------------------------------------------------------------
Schedules of Investments (unaudited)(continued)                  April 30, 2000
-------------------------------------------------------------------------------

                            ALLIANCE GROWTH PORTFOLIO

   SHARES                        SECURITY                             VALUE
===============================================================================
Retail -- 4.3%
   100,000   Circuit City Stores - Circuit City Group               $ 5,881,250
   308,550   The Home Depot, Inc.                                    17,298,084
   539,000   The Kroger Co.                                          10,005,187
   216,850   The Limited, Inc.                                        9,798,909
   100,000   Safeway Inc.+                                            4,412,500
   280,000   Tandy Corp.                                             15,960,000
         1   Too Inc.+                                                       30
-------------------------------------------------------------------------------
                                                                     63,355,960
-------------------------------------------------------------------------------
Technology -- 7.7%
 1,603,900   Ceridian Corp.                                          34,784,581
   150,000   Compaq Computer Corp.                                    4,387,500
   596,865   Computer Associates International, Inc.                 33,312,581
   357,000   International Business Machines Corp.                   39,850,125
-------------------------------------------------------------------------------
                                                                    112,334,787
-------------------------------------------------------------------------------
Telecommunications -- 22.8%
 1,004,900   AT&T Wireless Group                                     31,968,381
    13,200   COLT Telecom Group PLC, Sponsored ADR+                   2,253,900
   140,800   Energis PLC+                                             6,984,258
    70,000   Equant NV, NY Registered Shares+                         5,460,000
   124,800   FLAG Telecom Holdings Ltd.+                              2,433,600
   747,504   Global TeleSystems Group, Inc.+                         10,885,527
   173,800   Millicom International Cellular SA+                      9,298,300
   655,700   Nextel Communications, Inc., Class A Shares+            71,758,169
   156,000   Nokia Oyj, Sponsored ADR                                 8,872,500
   424,063   NTL Inc.+                                               32,440,820
    90,000   Qwest Communications International Inc.+                 3,903,750
         1   Reuters Group PLC, Sponsored ADR                               104
    73,000   Western Wireless Corp., Class A Shares+                  3,627,188
   832,425   WorldCom, Inc.+                                         37,823,311
21,598,732   Vodafone AirTouch PLC                                   99,196,134
    59,400   VoiceStream Wireless Corp.+                              5,880,600
-------------------------------------------------------------------------------
                                                                    332,786,542
-------------------------------------------------------------------------------
Utilities - Telephone -- 7.3%
    99,000   ALLTEL Corp.                                             6,595,875
   228,000   AT&T Corp.                                              10,644,750
    99,000   Bell Atlantic Corp.                                      5,865,750
   348,000   Cable & Wireless PLC                                     5,799,455
   734,000   Sprint Corp.                                            45,141,000
   450,000   US WEST, Inc.                                           32,034,375
-------------------------------------------------------------------------------
                                                                    106,081,205
-------------------------------------------------------------------------------
             TOTAL COMMON STOCK
             (Cost -- $1,036,299,569)                             1,391,527,016
===============================================================================


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                   15

-------------------------------------------------------------------------------
 Schedules of Investments (unaudited) (continued)                April 30, 2000
-------------------------------------------------------------------------------

                            ALLIANCE GROWTH PORTFOLIO

   SHARES                        SECURITY                             VALUE
===============================================================================
CONVERTIBLE PREFERRED STOCK -- 0.2%
Financial Services -- 0.0%
    28,400   Automatic Common Exchange Security Trust II,
               $1.55 Trust Automatic Common Exchange Securities       $ 257,375
-------------------------------------------------------------------------------
Printing, Publishing and Broadcasting -- 0.2%
    12,100   Adelphia Communications Corp.,
               5.50% Cumulative, Series D                             1,860,375
-------------------------------------------------------------------------------
             TOTAL CONVERTIBLE PREFERRED STOCK
             (Cost-- $3,117,592)                                      2,117,750
===============================================================================

    FACE
   AMOUNT                          SECURITY                             VALUE
===============================================================================
CONVERTIBLE BOND -- 0.5%
$11,165,000  Global TeleSystems Group, Inc., Sr. Sub. Debentures,
               5.75% due 7/1/10 (Cost -- $9,616,989)                  7,410,769
===============================================================================
SHORT-TERM INVESTMENT -- 4.0%
58,800,000   Federal Home Loan Bank Corp., 5.88% due 5/1/00
             (Cost -- $58,780,792)                                   58,780,792
===============================================================================
             TOTAL INVESTMENTS -- 100%
             (Cost -- $1,107,814,942*)                           $1,459,836,327
===============================================================================
 +  Non-income producing security.
 ++ Security is valued by the Fund's Board of Directors (See Note 7). *
 *  Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

-------------------------------------------------------------------------------
16                                      2000 Semi-Annual Report to Shareholders

-------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 200
-------------------------------------------------------------------------------

                         VAN KAMPEN ENTERPRISE PORTFOLIO

   SHARES                        SECURITY                             VALUE
===============================================================================
COMMON STOCK -- 98.5%
Automotive -- 0.9%
   87,400   Harley-Davidson, Inc.                                   $ 3,479,612
-------------------------------------------------------------------------------
Biotechnology -- 1.4%
   16,200   Amgen Inc.                                                  907,200
   83,000   Pharmacia Corp.                                           4,144,813
-------------------------------------------------------------------------------
                                                                      5,052,013
-------------------------------------------------------------------------------
Electronic Components - Semiconductors -- 18.2%
   17,000   Advanced Micro Devices, Inc.+                             1,491,750
   46,100   Altera Corp.+                                             4,713,725
   45,400   Analog Devices, Inc.+                                     3,487,287
   47,600   Applied Materials, Inc.+                                  4,846,275
   29,000   Atmel Corp.+                                              1,419,187
   10,000   Broadcom Corp., Class A Shares+                           1,723,750
  150,600   Intel Corp.                                              19,097,962
   14,000   KLA - Tencor Corp.+                                       1,048,250
   61,000   LSI Logic Corp.+                                          3,812,500
   32,700   Micron Technology, Inc.                                   4,553,475
   17,000   National Semiconductor Corp.+                             1,032,750
   46,800   Sanmina Corp.+                                            2,810,925
   18,600   STMicroelectonics N.V.                                    3,528,188
   28,000   Teradyne, Inc.+                                           3,080,000
   43,400   Texas Instruments Inc.                                    7,068,775
   57,800   Xilinx, Inc.+                                             4,233,850
-------------------------------------------------------------------------------
                                                                     67,948,649
-------------------------------------------------------------------------------
Energy -- 5.1%
   38,000   Baker Hughes Inc.                                         1,208,875
   44,000   BJ Services Co.+                                          3,091,000
   89,000   ENSCO International Inc.                                  2,953,687
   37,000   Nabors Industries, Inc.+                                  1,459,188
   95,400   Noble Drilling Corp.+                                     3,810,038
   49,000   Schlumberger Ltd.                                         3,751,563
   36,000   Smith International, Inc.+                                2,736,000
-------------------------------------------------------------------------------
                                                                     19,010,351
-------------------------------------------------------------------------------
Financial Services -- 7.3%
   17,500   American Express Co.                                      2,626,094
   32,300   Bank of America Corp.                                     1,582,700
   26,000   Capital One Financial Corp.                               1,137,500
   21,900   The Chase Manhattan Corp.                                 1,578,169
   23,700   Fannie Mae                                                1,429,406
   26,000   Fifth Third Bancorp.                                      1,641,250



                       See Notes to Financial Statements.
-------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                   17

-------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                April 30, 2000
-------------------------------------------------------------------------------

                        VAN KAMPEN ENTERPRISE PORTFOLIO

   SHARES                        SECURITY                             VALUE
===============================================================================
Financial Services -- 7.3% (continued)
   80,000   Firstar Corp.                                           $ 1,990,000
   45,800   FleetBoston Financial Corp.                               1,623,037
   26,000   Franklin Resources, Inc.                                    838,500
   28,000   Freddie Mac                                               1,286,250
   22,700   Lehman Brothers Holdings Inc.                             1,862,819
   41,000   MBNA Corp.                                                1,089,063
    6,000   Merrill Lynch & Co., Inc.                                   611,625
   23,100   MGIC Investment Corp.                                     1,104,469
   13,000   Northern Trust Corp.                                        833,625
   21,000   T. Rowe Price Associates, Inc.                              800,625
    8,000   Providian Financial Corp.                                   704,500
   39,100   The Charles Schwab Corp.                                  1,739,950
   34,000   SLM Holding Corp.                                         1,064,625
   38,500   Wells Fargo Co.                                           1,580,906
-------------------------------------------------------------------------------
                                                                     27,125,113
-------------------------------------------------------------------------------
Food and Beverage -- 1.4%
   19,600   Anheuser-Busch Cos., Inc.                                 1,383,025
  113,000   The Pepsi Bottling Group, Inc.                            2,436,563
   19,000   The Quaker Oats Co.                                       1,238,563
-------------------------------------------------------------------------------
                                                                      5,058,151
-------------------------------------------------------------------------------
Healthcare -- 3.7%
   51,800   Bristol-Myers Squibb Co.                                  2,716,262
   57,500   Guidant Corp.+                                            3,299,062
    6,000   MedImunne, Inc.+                                            959,625
   28,000   United HealthCare Corp.                                   1,867,250
   32,000   Warner-Lambert Co.                                        3,642,000
   16,700   Wellpoint Health Networks Inc.+                           1,231,625
-------------------------------------------------------------------------------
                                                                     13,715,824
-------------------------------------------------------------------------------
Hotel/Casino -- 0.9%
   39,200   MGM Grand, Inc.                                           1,156,400
   77,300   Park Place Entertainment Corp.+                             990,406
   48,000   Starwood Hotels & Resorts Worldwide, Inc.                 1,365,000
-------------------------------------------------------------------------------
                                                                      3,511,806
-------------------------------------------------------------------------------
Instruments -- 1.3%
   18,000   Johnson Controls, Inc.                                    1,139,625
   28,800   PE Corp. - PE Biosystems Group                            1,728,000
   20,600   Waters Corp.+                                             1,951,850
-------------------------------------------------------------------------------
                                                                      4,819,475
-------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
18                                      2000 Semi-Annual Report to Shareholders

-------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
-------------------------------------------------------------------------------

                        VAN KAMPEN ENTERPRISE PORTFOLIO

   SHARES                        SECURITY                             VALUE
===============================================================================
Insurance -- 1.0%
   13,000   American General Corp.                                    $ 728,000
   28,750   American International Group, Inc.                        3,153,516
-------------------------------------------------------------------------------
                                                                      3,881,516
-------------------------------------------------------------------------------
Manufacturing -- 4.5%
   16,500   Corning Inc.                                              3,258,750
   85,900   General Electric Co.                                     13,507,775
-------------------------------------------------------------------------------
                                                                     16,766,525
-------------------------------------------------------------------------------
Media -- 4.8%
   30,700   CBS Corp.                                                 1,803,625
   21,000   Hispanic Broadcasting Corp.+                              2,122,312
   76,663   Metro-Goldwyn-Mayer Inc.+                                 2,299,890
   35,200   Omnicom Group Inc.                                        3,205,400
   27,000   The Walt Disney Co.                                       1,169,437
   42,200   Time Warner Inc.                                          3,795,363
   32,300   Univision Communications Inc., Class A Shares+            3,528,775
-------------------------------------------------------------------------------
                                                                     17,924,802
-------------------------------------------------------------------------------
Multi - Industry -- 1.3%
   49,600   The Seagram Co. Ltd.                                      2,678,400
   44,000   Tyco International Ltd.                                   2,021,250
-------------------------------------------------------------------------------
                                                                      4,699,650
-------------------------------------------------------------------------------
Pharmaceuticals -- 4.0%
   40,600   American Home Products Corp.                              2,281,212
   61,000   Merck & Co., Inc.                                         4,239,500
  138,600   Pfizer Inc.                                               5,838,525
   61,000   Schering-Plough Corp.                                     2,459,063
-------------------------------------------------------------------------------
                                                                     14,818,300
-------------------------------------------------------------------------------
Publishing -- 0.4%
   37,000   New York Times Co., Class A Shares                        1,523,938
-------------------------------------------------------------------------------
Retail -- 6.4%
   17,000   Best Buy Co., Inc.                                        1,372,750
   43,400   Costco Wholesale Corp.+                                   2,346,312
   58,000   Kohl's Corp.+                                             2,784,000
   50,000   Outback Steakhouse, Inc.+                                 1,637,500
   73,000   Safeway Inc.                                              3,221,125
   50,000   Starbucks Corp.+                                          1,511,719
   42,100   Target Corp.                                              2,802,281
   96,850   The Home Depot, Inc.                                      5,429,653
   50,100   Wal-Mart Stores, Inc.                                     2,774,288
-------------------------------------------------------------------------------
                                                                     23,879,628
-------------------------------------------------------------------------------


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                   19

-------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
-------------------------------------------------------------------------------

                        VAN KAMPEN ENTERPRISE PORTFOLIO

   SHARES                        SECURITY                             VALUE
===============================================================================
Technology -- 15.3%
   18,400   Adobe Systems Inc.                                      $ 2,225,250
   87,800   America Online, Inc.+                                     5,251,537
   15,500   Apple Computer, Inc.+                                     1,922,969
   14,000   BEA Systems, Inc.+                                          675,500
   16,800   Citrix Systems, Inc.+                                     1,025,850
   81,000   Dell Computer Corp.+                                      4,060,125
   66,600   EMC Corp.+                                                9,253,237
    9,000   Inktomi Corp.+                                            1,385,437
   12,000   Lexmark International Group, Inc., Class A Shares+        1,416,000
   28,800   Linear Technology Corp.                                   1,645,200
   97,800   Microsoft Corp.+                                          6,821,550
  146,600   Oracle Corp.+                                            11,718,838
   57,400   Sun Microsystems, Inc.+                                   5,277,213
   32,300   Tandy Corp.                                               1,841,100
   13,950   VERITAS Software Corp.+                                   1,496,355
    6,600   Yahoo! Inc.+                                                859,650
-------------------------------------------------------------------------------
                                                                     56,875,811
-------------------------------------------------------------------------------
Telecommunications -- 18.9%
   42,000   ADC Telecommunications, Inc.+                             2,551,500
   30,000   Bell Atlantic Corp.                                       1,777,500
  284,600   Cisco Systems, Inc.+                                     19,730,784
   58,100   Comverse Technology, Inc.+                                5,181,794
   23,300   First Data Corp.                                          1,134,419
   65,200   JDS Uniphase Corp.+                                       6,760,425
   36,455   Lucent Technologies, Inc.                                 2,267,045
   75,000   McLeodUSA Inc., Class A Shares+                           1,875,000
   13,242   Motorola, Inc.                                            1,576,626
   15,300   Nextel Communications, Inc., Class A Shares               1,674,394
   17,000   NEXTLINK Communications, Inc., Class A Shares+            1,433,313
  154,600   Nokia Oyj, Sponsored ADR                                  8,792,875
   40,300   Nortel Networks Corp.                                     4,563,975
   28,800   QUALCOMM, Inc.+                                           3,123,000
   46,000   SBC Communications Inc.                                   2,015,375
   16,000   Scientific-Atlanta, Inc.                                  1,041,000
   31,000   Sprint Corp.                                              1,906,500
   17,000   Telefonaktiebolaget LM Ericsson AB - Sponsored ADR        1,503,437
   36,000   Vodafone AirTouch PLC - Sponsored ADR                     1,692,000
-------------------------------------------------------------------------------
                                                                     70,600,962
-------------------------------------------------------------------------------
Textiles/Apparel -- 0.9%
   74,200   Jones Apparel Group, Inc.                                 2,202,812
   23,000   NIKE, Inc., Class B Shares                                  999,063
-------------------------------------------------------------------------------
                                                                      3,201,875
-------------------------------------------------------------------------------


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
20                                      2000 Semi-Annual Report to Shareholders

-------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                April 30, 2000
-------------------------------------------------------------------------------

                        VAN KAMPEN ENTERPRISE PORTFOLIO

   SHARES                        SECURITY                             VALUE
===============================================================================
Transportation -- 0.2%
   10,000   Kansas City Southern Industries, Inc.                     $ 718,750
-------------------------------------------------------------------------------
Utilities -- 0.6%
   27,100   The AES Corp.                                             2,437,306
-------------------------------------------------------------------------------
            TOTAL COMMON STOCK
            (Cost -- $251,859,947)                                  367,050,057
===============================================================================

    FACE
   AMOUNT                          SECURITY                             VALUE
===============================================================================
 SHORT-TERM INVESTMENTS-- 1.5%
            U.S. Treasury Bills:
$3,000,000    5.51% due 6/8/00                                        2,981,633
 1,300,000    5.63% due 7/20/00                                       1,283,789
 1,400,000    5.63% due 7/20/00                                       1,380,904
===============================================================================
            TOTAL SHORT-TERM INVESTMENTS
            (Cost -- $5,645,600)                                      5,646,326
===============================================================================
            TOTAL INVESTMENTS -- 100%
            (Cost -- $257,505,547*)                                $372,696,383
===============================================================================
 +  Non-income producing security.
 *  Aggregate cost for Federal income tax purposes is substantially the same.



                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                   21

-------------------------------------------------------------------------------
Statements of Assets and Liabilities (unaudited)                 April 30, 2000
-------------------------------------------------------------------------------

                                    Smith Barney
                                      Large Cap     Alliance       Van Kampen
                                        Value        Growth        Enterprise
                                      Portfolio     Portfolio       Portfolio
-------------------------------------------------------------------------------
ASSETS:
  Investments, at value
    (Cost -- $474,892,942,
     $1,107,814,942 and
     $257,505,547, respectively)     $522,830,991 $1,459,836,327   $372,696,383
  Cash                                        466          8,951             --
  Receivable for securities sold               --        991,312      1,952,072
  Dividends and interest receivable       684,845      1,003,288         62,888
-------------------------------------------------------------------------------
  Total Assets                        523,516,302  1,461,839,878    374,711,343
-------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased      4,978,766     47,441,061             --
  Management fees payable                 275,464        852,870        381,243
  Payable to bank                              --             --          8,008
  Accrued expenses                         63,829         48,451         30,661
-------------------------------------------------------------------------------
  Total Liabilities                     5,318,059     48,342,382        419,912
-------------------------------------------------------------------------------
Total Net Assets                     $518,198,243 $1,413,497,496   $374,291,431
===============================================================================
NET ASSETS:
  Par value of shares of
   capital stock                     $        265   $        433   $        119
  Capital paid in excess
   of par value                       443,563,561    826,429,416    187,409,513
  Undistributed (overdistributed)
    net investment income              10,569,924      2,915,277       (293,033)
  Accumulated net realized gain
    from security transactions         16,126,444    232,072,338     71,983,996
  Net unrealized appreciation
    of investments and
    foreign currencies                 47,938,049    352,080,032    115,190,836
-------------------------------------------------------------------------------
Total Net Assets                     $518,198,243 $1,413,497,496   $374,291,431
===============================================================================
Shares Outstanding                     26,453,704     43,324,200     11,934,439
-------------------------------------------------------------------------------
Net Asset Value                            $19.59         $32.63         $31.36
===============================================================================

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
22                                      2000 Semi-Annual Report to Shareholders

-------------------------------------------------------------------------------
Statements of Operations (unaudited)
-------------------------------------------------------------------------------

For the Six Months Ended April 30, 2000

                                     Smith Barney
                                       Large Cap     Alliance        Van Kampen
                                         Value        Growth         Enterprise
                                       Portfolio     Portfolio        Portfolio
===============================================================================
INVESTMENT INCOME:
  Dividends                          $  5,329,630    $ 4,538,361      $ 764,602
  Interest                                203,427      2,303,633        241,009
  Less: Foreign withholding tax            (7,524)       (29,152)       (12,160)
-------------------------------------------------------------------------------
  Total Investment Income               5,525,533      6,812,842        993,451
-------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)              1,674,876      5,343,268      1,252,526
  Audit and legal                          16,008         16,383         13,861
  Custody                                  11,149         39,184         11,444
  Shareholder communications                9,636         19,059          6,871
  Shareholder and system servicing
   fees                                     8,124          8,085          8,145
  Directors' fees                           6,800         13,157          4,624
  Registration fees                           196            561            522
  Other                                     4,301          6,986          4,278
-------------------------------------------------------------------------------
  Total Expenses                        1,731,090      5,446,683      1,302,271
-------------------------------------------------------------------------------
Net Investment Income (Loss)            3,794,443      1,366,159       (308,820)
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES
 (NOTE 3):
  Realized Gain From Security
   Transactions (excluding
   short-term securities):
    Proceeds from sales                50,750,824    355,999,927    185,085,825
    Cost of securities sold            46,801,479    228,200,113    156,907,685
-------------------------------------------------------------------------------
  Net Realized Gain                     3,949,345    127,799,814     28,178,140
-------------------------------------------------------------------------------
  Change in Net Unrealized
   Appreciation of Investments
   and Foreign Currencies:
    Beginning of period                63,063,920    303,989,265     72,053,654
    End of period                      47,938,049    352,080,032    115,190,836
-------------------------------------------------------------------------------
  Increase (Decrease) in
    Net Unrealized Appreciation       (15,125,871)    48,090,767     43,137,182
-------------------------------------------------------------------------------
Net Gain (Loss) on Investments
  and Foreign Currencies              (11,176,526)   175,890,581     71,315,322
-------------------------------------------------------------------------------
Increase (Decrease) in
    Net Assets From Operations       $ (7,382,083)  $177,256,740    $71,006,502
===============================================================================


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                   23

-------------------------------------------------------------------------------
Statements of Changes in Net Assets
-------------------------------------------------------------------------------

For the Six Months Ended April 30, 2000 (unaudited) and the Year Ended October 31, 1999


Smith Barney Large Cap Value Portfolio                2000               1999
===============================================================================
OPERATIONS:
  Net investment income                           $ 3,794,443      $  6,779,539
  Net realized gain                                 3,949,345        12,213,368
  Increase (decrease) in
    net unrealized appreciation                   (15,125,871)       15,571,021
-------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets
    From Operations                                (7,382,083)       34,563,928
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                    --        (6,005,632)
  Net realized gains                                       --       (12,877,750)
-------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                          --       (18,883,382)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                 18,568,693       103,656,845
  Net asset value of shares issued
    for reinvestment of dividends                          --        18,883,382
  Cost of shares reacquired                       (36,668,213)      (18,111,176)
-------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
    Fund Share Transactions                       (18,099,520)      104,429,051
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                 (25,481,603)      120,109,597

NET ASSETS:
  Beginning of period                             543,679,846       423,570,249
-------------------------------------------------------------------------------
  End of period*                                 $518,198,243      $543,679,846
===============================================================================
* Includes undistributed
    net investment income of:                     $10,569,924        $6,775,481
===============================================================================



                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
24                                      2000 Semi-Annual Report to Shareholders

-------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
-------------------------------------------------------------------------------
For the Six Months Ended April 30, 2000 (unaudited) and the Year Ended October 31, 1999


Alliance Growth Portfolio                             2000               1999
===============================================================================
OPERATIONS:
  Net investment income                          $  1,366,159      $  1,399,754
  Net realized gain                               127,799,814       104,629,375
  Increase in net unrealized appreciation          48,090,767       180,413,425
-------------------------------------------------------------------------------
  Increase in Net Assets From Operations          177,256,740       286,442,554
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                    --        (5,587,187)
  Net realized gains                                       --       (54,556,034)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                          --       (60,143,221)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                 87,799,621       134,587,353
  Net asset value of shares issued
    for reinvestment of dividends                          --        60,143,221
  Cost of shares reacquired                       (17,472,804)      (30,058,605)
-------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                        70,326,817       164,671,969
-------------------------------------------------------------------------------
Increase in Net Assets                            247,583,557       390,971,302

NET ASSETS:
  Beginning of period                           1,165,913,939       774,942,637
-------------------------------------------------------------------------------
  End of period*                               $1,413,497,496    $1,165,913,939
===============================================================================
* Includes undistributed net investment income of: $2,915,277        $1,549,118
===============================================================================


                      See Notes to Financial Statements.

-------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                   25

-------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
-------------------------------------------------------------------------------
For the Six Months Ended April 30, 2000 (unaudited) and the Year Ended October 31, 1999

Van Kampen Enterprise Portfolio                       2000               1999
===============================================================================
OPERATIONS:
  Net investment income (loss)                    $  (308,820)      $    15,877
  Net realized gain                                28,178,140        44,456,119
  Increase in net unrealized appreciation          43,137,182        22,046,033
-------------------------------------------------------------------------------
  Increase in Net Assets From Operations           71,006,502        66,518,029
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                    --          (845,726)
  Net realized gains                                       --        (4,790,402)
-------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                          --        (5,636,128)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                  5,833,677        20,092,068
  Net asset value of shares issued
    for reinvestment of dividends                          --         5,636,128
  Cost of shares reacquired                       (15,958,254)      (22,251,170)
-------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
    Fund Share Transactions                       (10,124,577)        3,477,026
-------------------------------------------------------------------------------
Increase in Net Assets                             60,881,925        64,358,927

NET ASSETS:
  Beginning of period                             313,409,506       249,050,579
-------------------------------------------------------------------------------
  End of period*                                 $374,291,431      $313,409,506
===============================================================================
* Includes undistributed (overdistributed)
    net investment income of:                       $(293,033)          $15,787
===============================================================================


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
26                                      2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------
1. Significant Accounting Policies

The Smith Barney Large Cap Value Portfolio, Alliance Growth Portfolio and Van Kampen Enterprise Portfolio, ("Portfolio(s)") are separate investment portfolios of the Travelers Series Fund Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of these Portfolios and twelve other separate investment portfolios: AIM Capital Appreciation, Smith Barney International Equity, Smith Barney Pacific Basin, Travelers Managed Income, Putnam Diversified Income, INVESCO Global Strategic Income, Smith Barney High Income, MFS Total Return, Smith Barney Money Market, Smith Barney Large Capitalization Growth, Smith Barney Aggressive Growth and Smith Barney Mid Cap Portfolios. Shares of the Fund are offered only to insurance company separate accounts which fund certain variable annuity and variable life insurance contracts. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Portfolios are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. government agencies and obligations are valued at the mean between bid and ask prices; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Portfolios determine the existence of a dividend declaration after exercising reasonable due diligence;
(f) interest income is recorded on an accrual basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) gains or losses on the sale of securities are calculated by using the specific identification method; (i) the accounting records of the Portfolios are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) the character of income and gains to be distributed are determined in


--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    27

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------
accordance with income tax regulations which may differ from generally accepted accounting principles. At October 31, 1999, reclassifications were made to the capital accounts of the Smith Barney Large Cap Value Portfolio and the Alliance Growth Portfolio to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, for the Smith Barney Large Cap Value Portfolio, a portion of undistributed net investment income and accumulated net realized gains amounting to $530 and $745, respectively, has been reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; (k) the Portfolios intend to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Transactions with Affiliated Persons

SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH") which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as the investment manager of the Smith Barney Large Cap Value Portfolio ("SBLCV"). In addition, SBLCV pays SSBC a management fee calculated at an annual rate of 0.65% of the average daily net assets of the Portfolio. Travelers Investment Adviser, Inc. ("TIA"), an affiliate of SSBC, acts as the investment manager of the Alliance Growth ("AGP") and the Van Kampen Enterprise ("VKEP") Portfolios. AGP and VKEP pay TIA a management fee calculated at an annual rate of 0.80% and 0.70%, respectively, of the average daily net assets of each Portfolio. These fees are calculated daily and paid monthly.

TIA has entered into sub-advisory agreements with Alliance Capital Management L.P. ("Alliance Capital") and Van Kampen Asset Management, Inc. ("VKAM"). Pursuant to each sub-advisory agreement, Alliance Capital and VKAM are responsible for the day-to-day portfolio operations and investment decisions and are compensated by TIA for such services at an annual rate of 0.375% and 0.325% of the average daily net assets of AGP and VKEP, respectively. These fees are calculated daily and paid monthly.

TIA has entered into a sub-administrative services agreement with SSBC. TIA pays SSBC, as sub-administrator, a fee calculated at an annual rate of 0.10% of the average daily net assets of AGP and VKEP.


--------------------------------------------------------------------------------
28                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------
Citi Fiduciary Trust Company ("CFTC"), formerly known as Smith Barney Private Trust Company, another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the six months ended April 30, 2000, the Portfolios paid transfer agent fees of $7,500 to CFTC.

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the primary broker for its portfolio agency transactions. For the six months ended April 30, 2000, SSB received brokerage commissions of $98,047.

All officers and one director of the Fund are employees of SSB.

3. Investments

During the six months ended April 30, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were:

                                Smith Barney
                                 Large Cap         Alliance       Van Kampen
                                   Value            Growth        Enterprise
================================================================================
Purchases                       $50,926,024     $429,609,067     $191,281,974
--------------------------------------------------------------------------------
Sales                            50,750,824      355,999,927      185,085,825
================================================================================

At April 30, 2000, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                Smith Barney
                                 Large Cap         Alliance        Van Kampen
                                   Value            Growth         Enterprise
================================================================================
Gross unrealized appreciation   $78,982,544     $452,650,509     $122,957,901
Gross unrealized depreciation   (31,044,495)    (100,629,124)      (7,767,065)
--------------------------------------------------------------------------------
Net unrealized appreciation     $47,938,049     $352,021,385     $115,190,836
================================================================================

4. Repurchase Agreements

The Portfolios purchase (and their custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolios require continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.


--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    29

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------
5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred.

When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolios' basis in the contract.

Only AGP and VKEP may enter into such contracts to hedge a portion of their portfolios. The Portfolios bear the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At April 30, 2000, AGP and VKEP had no open futures contracts.

6. Options Contracts

AGP and VKEP may purchase put or call options. Premiums paid when put or call options are purchased represent investments, which are marked-to-market daily and are included in the schedule of investments. When a purchased option expires, a loss will be realized in the amount of the premium paid. When a closing sales transaction is entered into, a gain or loss will be realized depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When a put option is exercised, a gain or loss will be realized from the sale of the underlying security and the proceeds from such sale decreased by the premium originally paid. When a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

At April 30, 2000, AGP and VKEP had no open purchased put or call option contracts.

When AGP and VKEP write a covered call or put option, an amount equal to the premium received is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, a gain equal to the amount of the premium received is realized. When a closing purchase transaction is entered into, a gain or


--------------------------------------------------------------------------------
30                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------
loss is realized depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Portfolios enter into options for hedging purposes. The risk in writing a covered call option is that the Portfolios give up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Portfolios are exposed to the risk of a loss if the market price of the underlying security declines.

During the six months ended April 30, 2000, AGP and VKEP did not write any options.

7. Securities Valued by the Fund's Board of Directors

The following securities held by AGP on April 30, 2000, are illiquid and valued at fair value in good faith by, or under the direction of the Fund's Board of Directors taking into consideration the appropriate economic, financial and other pertaining to these securities.

                                         Value             Percentage
                 Acquisition              Per      Fair     of Total
Security            Date      Shares     Share     Value   Net Assets   Cost
================================================================================
MGM Grand, Inc.    4/14/00    250,000   $26.50  $6,625,000    0.47%  $6,625,000
================================================================================

8. Lending of Portfolio Securities

SBLCV and AGP have an agreement with their custodian whereby the custodian may lend securities owned by the Portfolios to brokers, dealers and other financial organizations. Fees earned by the Portfolios on securities lending are recorded as interest income. Loans of securities by the Portfolios are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin depending on the type of securities loaned. The custodian establishes and maintains the collateral in segregated accounts. The Portfolios maintain exposure for the risk of any losses in the investment of amounts received as collateral.

At April 30, 2000, there were no securities on loan.


--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    31

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------
9. Capital Shares

At April 30, 2000, the Fund had six billion shares authorized with a par value of $0.00001 per share. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share of the same Portfolio and has an equal entitlement to any dividends and distributions made by the Portfolio.

Transactions in shares of each Portfolio were as follows:

                                           Six Months Ended      Year Ended
                                            April 30, 2000    October 31, 1999
================================================================================
Smith Barney Large Cap Value
Shares sold                                     960,129          5,029,254
Shares issued on reinvestment                        --            909,604
Shares reacquired                            (1,930,317)          (882,294)
--------------------------------------------------------------------------------
Net Increase (Decrease)                        (970,188)         5,056,564
================================================================================
Alliance Growth
Shares sold                                   2,749,821          5,046,095
Shares issued on reinvestment                        --          2,193,407
Shares reacquired                              (552,228)        (1,109,900)
--------------------------------------------------------------------------------
Net Increase                                  2,197,593          6,129,602
================================================================================
Van Kampen Enterprise
Shares sold                                     198,113            844,070
Shares issued on reinvestment                        --            232,706
Shares reacquired                              (543,328)          (912,198)
--------------------------------------------------------------------------------
Net Increase (Decrease)                        (345,215)           164,578
================================================================================


--------------------------------------------------------------------------------
32                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
For a share of capital stock outstanding throughout each year ended October 31, except where noted:


Smith Barney Large Cap
Value Portfolio                         2000(1)        1999(2)       1998(2)      1997        1996        1995
================================================================================================================
Net Asset Value,
  Beginning of Period                   $19.83         $18.94        $17.90      $14.84      $12.12      $10.14
----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(3)                0.15           0.27          0.31        0.25        0.32        0.28
  Net realized and unrealized
    gain (loss)                          (0.39)          1.38          1.47        3.16        2.62        1.76
----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations                             (0.24)          1.65          1.78        3.41        2.94        2.04
----------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                     --          (0.24)        (0.21)      (0.18)      (0.17)      (0.06)
  Net realized gains                        --          (0.52)        (0.53)      (0.17)      (0.05)         --
----------------------------------------------------------------------------------------------------------------
Total Distributions                         --          (0.76)        (0.74)      (0.35)      (0.22)      (0.06)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $19.59         $19.83        $18.94      $17.90      $14.84      $12.12
----------------------------------------------------------------------------------------------------------------
Total Return                             (1.21)%++       8.52%         9.65%      23.38%      24.55%      20.21%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)      $518           $544          $424        $287        $139         $39
----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(3)                             0.67%+         0.67%         0.68%       0.69%       0.73%       0.73%
  Net investment income                   1.47+          1.35          1.59        2.01        2.35        2.70
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                     10%            43%           36%         46%         32%         38%
================================================================================================================

(1) For the six months ended April 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The Manager has waived all or part of its fees for the year ended
    October 31, 1995. If such fees were not waived, the per share decreases in net investment income and the ratios of expenses to average net assets would have been as follows:

                                                          Expense Ratios
                              Per Share Decreases       Without Fee Waivers
                           in Net Investment Income      and Reimbursement
                          ---------------------------  --------------------
         1995                         $0.02                   0.94%

++ Total return is not annualized, as the result may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    33

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year ended October 31, except where noted:


Alliance Growth Portfolio              2000(1)          1999          1998        1997        1996        1995
================================================================================================================
Net Asset Value,
  Beginning of Period                   $28.35         $22.14        $20.82      $16.30      $13.28      $10.65
----------------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income(2)                0.03           0.02          0.11        0.05        0.04        0.14
  Net realized and unrealized gain        4.25           7.79          2.69        5.11        3.39        2.61
---------------------------------------------------------------------------------------------------------------
Total Income From Operations              4.28           7.81          2.80        5.16        3.43        2.75
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                     --          (0.15)        (0.04)      (0.02)      (0.09)      (0.02)
  Net realized gains                        --          (1.45)        (1.44)      (0.62)      (0.32)      (0.10)
---------------------------------------------------------------------------------------------------------------
Total Distributions                         --          (1.60)        (1.48)      (0.64)      (0.41)      (0.12)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $32.63         $28.35        $22.14      $20.82      $16.30      $13.28
---------------------------------------------------------------------------------------------------------------
Total Return                             15.10%++       35.51%        12.92%      32.59%      26.55%      26.18%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period (millions)                     $1,413         $1,166          $775        $545        $295        $112
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)                             0.81%+         0.82%         0.82%       0.82%       0.87%       0.90%
  Net investment income                   0.20+          0.14          0.59        0.32        0.39        1.24
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                     28%            54%           40%         66%         88%         78%
===============================================================================================================

(1) For the six months ended April 30, 2000 (unaudited).
(2) The Manager has waived a portion of its fees for the year ended October 31, 1995. If such fees were not waived, the per share decreases in net investment income and the ratios of expenses to average net assets would have been as follows:

                                                          Expense Ratios
                              Per Share Decreases       Without Fee Waivers
                           in Net Investment Income      and Reimbursement
                           ------------------------     -------------------
         1995                        $0.01                     0.97%

++ Total return is not annualized, as the result may not be representative of the total return for the year.
+   Annualized.

--------------------------------------------------------------------------------
34                                      2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of capital stock outstanding throughout each year ended October 31, except where noted:


Van Kampen
Enterprise Portfolio                    2000(1)         1999          1998        1997        1996        1995
================================================================================================================
Net Asset Value,
  Beginning of Period                   $25.52         $20.56        $19.89      $15.37      $12.89      $10.38
----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)(2)        (0.03)          0.00*         0.06        0.06        0.05        0.03
  Net realized and unrealized gain        5.87           5.42          1.83        4.51        2.87        2.53
----------------------------------------------------------------------------------------------------------------
Total Income From Operations              5.84           5.42          1.89        4.57        2.92        2.56
----------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                     --          (0.07)        (0.05)      (0.05)      (0.04)      (0.02)
  Net realized gains                        --          (0.39)        (1.17)         --       (0.40)      (0.03)
----------------------------------------------------------------------------------------------------------------
Total Distributions                         --          (0.46)        (1.22)      (0.05)      (0.44)      (0.05)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $31.36         $25.52        $20.56      $19.89      $15.37      $12.89
----------------------------------------------------------------------------------------------------------------
Total Return                             22.88%++       26.48%         8.97%      29.81%      23.35%      24.74%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period (000s)                       $374,291       $313,410      $249,051    $196,583    $103,691     $32,447
----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)                             0.73%+         0.73%         0.73%       0.74%       0.83%       0.88%
  Net investment income (loss)           (0.17)+         0.01          0.35        0.41        0.53        0.65
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                     53%           120%           68%         75%        112%        180%
================================================================================================================

(1) For the six months ended April 30, 2000 (unaudited).
(2) The Manager has waived all or part of its fees for the year ended October 31, 1995. If such fees were not waived, the per share decreases in net investment income and the ratios of expenses to average net assets would have been as follows:
                                                          Expense Ratios
                              Per Share Decreases       Without Fee Waivers
                           to Net Investment Income      and Reimbursement
                           ------------------------     -------------------
         1995                         $0.06                   1.26%

*   Amount represents less than $0.01 per share.
++ Total return is not annualized, as the result may not be representative of the total return for the year.
+   Annualized.


--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    35

                     (This page intentionally left blank.)

                                                  [LOGO OF SALOMON SMITH BARNEY]


Directors
Victor K. Atkins
A.E. Cohen
Robert A. Frankel
Michael Gellert
Rainer Greeven
Susan M. Heilbron
Heath B. McLendon, Chairman

Officers
Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President and
Treasurer

Ellen Cardozo Sonsino
Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Managers
SSB Citi Fund Management LLC
Travelers Investment Adviser, Inc.

Custodian

PFPC Trust Company

Annuity Administration
Travelers Annuity Investor Services
5 State House Square
1 Tower Square
Hartford, CT 06183


This report is submitted for the general information of the shareholders of Travelers Series Fund Inc. -- Smith Barney Large Cap Value Portfolio, Alliance Growth Portfolio and Van Kampen Enterprise Portfolio. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.


Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Travelers Series Fund Inc.
388 Greenwich Street
New York, New York 10013


IN0802 6/00

                          Travelers Series Fund Inc.
                          Smith Barney High Income
                          Portfolio
                          Putnam Diversified Income
                          Portfolio


--------------------------------------------------------------------------------
                          SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                          April 30, 2000



                          [LOGO OF SMITH BARNEY MUTUAL FUNDS]

NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

Travelers Series
Fund Inc.


                                                                        [PHOTO]

                                                                        HEATH B.
                                                                        MCLENDON

                                                                        Chairman


Dear Shareholder:

We are pleased to provide the semi-annual report for the Travelers Series Fund Inc. - Smith Barney High Income and Putnam Diversified Income Portfolios ("Portfolio(s)") for the period ended April 30, 2000. In this report, we summarize the period's prevailing economic and market conditions and outline the investment strategy employed by each Portfolio.1 A detailed summary of performance and current holdings can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Portfolio Highlights 2
Smith Barney High Income Portfolio

For the six months ended April 30, 2000, the Smith Barney High Income Portfolio returned 1.11%. In comparison, the Salomon Smith Barney Intermediate High Yield Market Index3 and the Portfolio's Lipper, Inc. peer group returned 0.15% and 1.05%, respectively, over the same period. (Lipper, Inc. is an independent fund-tracking organization.)

The Federal Reserve Board ("Fed") continued to raise short-term interest rates during the period. The Fed raised interest rates three times for a total of 75 basis points4 during the reporting period and more recently on May 16, 2000, raised interest rates an additional 50 basis points. While no assurances can be made, the manager believes that the Fed's actions may slow down the historic rate of U.S. economic growth as well as help to reduce the levels of speculation in the stock market.


--------------
1 The information provided represents the opinion of the managers and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Portfolios.

2 The following sections reflect the holdings of the Smith Barney High Income Portfolio and Putnam Diversified Income Portfolio as of April 30, 2000. After such date this information may not reflect the current Portfolios' holdings. There is no assurance that certain securities will remain in or out of the Portfolios. The Portfolios' holdings are subject to change.

3 The Salomon Smith Barney Intermediate High Yield Market Index is comprised of both cash-pay and deferred interest bonds with a remaining maturity of at least seven years, but less than ten years. An investor can not invest directly in an index.

4    A basis point is 0.01% or one one-hundredth of a percent.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                     1

During the period, the price of high-yield bonds continued to decline due to investor fears that continued economic growth could spur an even more restrictive Fed monetary policy. In addition, the high-yield bond market was negatively affected by continued outflows from open-end high-yield bond mutual funds and higher default rates in the overall high-yield market.

While market conditions for high-yield bonds remained challenging during the past six months, the manager remains optimistic that the high-yield bond market may be nearing a bottom in prices and he expects to see improving trends in the second half of 2000. Yet, in the near term, the manager remains cautious given the increased volatility in the stock market and the potential for additional interest rate increases by the Fed. All things considered, the manager believes that the high-yield bond market is attractively valued at current levels and that the Portfolio is in a strong position to take advantage of any economic or market dislocations that may occur over the next six months.

During the reporting period, the manager sought to maintain a balance in the Portfolio between the higher growth sectors such as telecommunications, technology, and cable & media and what the manager believes to be well established industries such as forest products, paper, energy and specialty chemicals. During the period, the manager added to the Portfolio's holdings in these basic industries.

The manager continued to reposition the Portfolio with an ongoing emphasis on middle-quality B/B rated issues5 that offer what he thinks are the best yield potential. The manager believes that this yield-oriented strategy should work more effectively if rates continue to rise. Moreover, the manager has sought to eliminate underperforming companies that appear to be increasingly vulnerable to default.

Putnam Diversified Income Portfolio
For the six months ended April 30, 2000, the Putnam Diversified Income Portfolio returned 1.33%. In comparison, the Lehman Brothers Aggregate Bond Index6 returned 1.42% and the Salomon Smith Barney Non-U.S. World Government Bond Index -- Unhedged7 returned a negative 6.86% for the same period.


--------------
5 Bond ratings assess the risk of bonds through the study of all information provided to the public, and to assign to the issue and issuing company grades that accurately reflect the company's ability to meet the promised principal and interest payments. Although somewhat different in their letter usage, Standard & Poor's Ratings Service and Moody's Investors Service, Inc., both rate bonds in descending alphabetical order from AAA to D.

6 The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of the Lehman Brothers Intermediate Government/Bond Index and the Mortgage-Backed Securities Index, and includes U.S. Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. An investor cannot directly invest in an index.

7 The Salomon Smith Barney Non-U.S. World Government Bond Index -- Unhedged is an unmanaged index composed of foreign government bonds. An investor cannot invest directly in the index.

--------------------------------------------------------------------------------
2                                        2000 Semi-Annual Report to Shareholders

The Portfolio's investment objective is high current income consistent with preservation of capital. The Portfolio invests primarily in debt securities of U.S. and foreign governments and corporations. The Portfolio may invest in securities with a wide range of credit qualities depending on the particular sector of the bond market in which the manager invests.

The manager combines "top down"8 and "bottom up"9 investment styles, allocating the Portfolio's investments among various sectors of the bond market. The Portfolio has holdings in the following three bond market areas: U.S. Government bonds, high-yield bonds and international bonds.

In the view of the manager, the Portfolio's investment strategy worked relatively well in a challenging bond market during the period. The historic level of volatility in the markets continued to be influenced by the robust pace of economic growth worldwide in addition to a change in Fed monetary policy. The rise in interest rates worldwide, in addition to the ongoing strength of stocks, negatively impacted the performance potential of most sectors of the bond market.

The price of many technology stocks rose to new highs during the reporting period that also added pressure to the bond market. Liquidity, that is, the ability to buy or sell an asset quickly without a significant effect in price, became an issue during the period, resulting in decreased bond fund inflows. Although low by historic standards, a rising default rate in the high-yield bond sector further concerned investors.

During the period, U.S. Treasury Secretary Lawrence Summers announced that the U.S. Treasury would buy back roughly $30 billion outstanding in long-term bonds. As a result, the yield curve inverted, as investors drove the price of 30-year Treasuries up to all-time highs. (The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.) As the price of 30-year Treasuries increased, its yield dropped below that of 10-year notes, resulting in a negatively sloped yield curve.


--------------
8 Top-down investing is a method of looking at the trends in the general economy, then selecting companies in industries most likely to benefit from those trends.

9 Bottom-up investing is a search for outstanding performance of individual stocks before considering the impact of economic trends.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                     3

Given the uncertain direction of interest rates, the manager invested primarily in 10-year notes with limited exposure to longer-term issues that negatively contributed to Portfolio performance as prices rose at the longer end of the yield curve. In other areas of investment grade10 bonds, the manager purchased mortgage-backed securities such as commercial mortgage-backed securities that offered structural prepayment protection.

The Portfolio's manager kept the average duration neutral to slightly short relative to its benchmarks, the Lehman Brothers Aggregate Bond Index and the Salomon Smith Barney Non-U.S. World Government Index -- Unhedged. (Duration is a common gauge of the price sensitivity of a fixed-income asset or portfolio to a change in interest rates.) Generally, the shorter the duration, the less sensitive bonds are to rising interest rates.

The Portfolio's primary focus during the period was on high-yield corporate bonds. In the manager's opinion, those companies that are able to effectively leverage technological innovation and intellectual capital should expect to expand their businesses rapidly. Telecommunications companies -- companies offering wireless communications, fixed communications and digital service line ("DSL") software -- are, in the view of the manager, well-positioned to benefit from the increased necessity of these services both in offices and in homes. At the end of the period, 25% to 30% of the Portfolio's holdings were in telecommunications issues.

Emerging-market bonds were the best-performing area of the bond market during the period. Stabilizing commodity prices, a strong U.S. economy, recovery in Asian markets, and improving national fundamentals have, in the opinion of the manager, made markets such as Mexico, Bulgaria, Argentina and Brazil promising investment opportunities. Over the period, the manager slightly increased the Portfolio's exposure to emerging-market bonds. Moreover, the Portfolio continued to own sovereign bonds of the United Kingdom, Germany, Canada and Australia.

With respect to corporate bonds, the manager believes individual security selection should continue to remain increasingly important for the rest of 2000. In this challenging market, the manager is confident that Putnam's extensive research capabilities and disciplined management of risk should continue to support the Portfolio going forward. (Of course, no guarantees can be made that the manager's investment approach or Putnam's research capabilities will continue to be successful.)


--------------
10 Investment grade bonds are those bonds rated Aaa, Aa, A and Baa by Moody's Investors Service, Inc. or AAA, AA, A and BBB by Standard & Poor's Ratings Service, or that have an equivalent rating by any nationally recognized statistical rating organization, or are determined by the manager to be of equivalent quality.

--------------------------------------------------------------------------------
4                                        2000 Semi-Annual Report to Shareholders

In closing, thank you for your investment in the Travelers Series Fund Inc. We look forward to continuing to help you pursue your financial goals in the new century.


Sincerely,


/s/ Heath B. McLendon


Heath B. McLendon
Chairman

May 29, 2000

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                     5

--------------------------------------------------------------------------------
                       Smith Barney High Income Portfolio
--------------------------------------------------------------------------------
Historical Performance
--------------------------------------------------------------------------------

                          Net Asset Value
                       --------------------
                       Beginning      End      Income   Capital Gain    Total
Period Ended           of Period  of Period  Dividends  Distributions  Returns+
================================================================================
4/30/00                 $11.72      $11.85     $0.00        $0.00        1.11%++
--------------------------------------------------------------------------------
10/31/99                 11.97       11.72      0.89         0.00        5.28
--------------------------------------------------------------------------------
10/31/98                 13.25       11.97      0.74         0.17       (3.38)
--------------------------------------------------------------------------------
10/31/97                 12.09       13.25      0.66         0.06       16.24
--------------------------------------------------------------------------------
10/31/96                 11.26       12.09      0.50         0.00       12.17
--------------------------------------------------------------------------------
10/31/95                 10.07       11.26      0.22         0.00       14.30
--------------------------------------------------------------------------------
6/16/94* - 10/31/94      10.00       10.07      0.00         0.00        0.70++
================================================================================
Total                                          $3.01        $0.23
================================================================================


It is the Fund's policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Returns+
--------------------------------------------------------------------------------
================================================================================
Six Months Ended 4/30/00++                                               1.11%
--------------------------------------------------------------------------------
Year Ended 4/30/00                                                      (1.99)
--------------------------------------------------------------------------------
Five Years Ended 4/30/00                                                 7.56
--------------------------------------------------------------------------------
6/16/94* through 4/30/00                                                 7.66
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Return+
--------------------------------------------------------------------------------
================================================================================
6/16/94* through 4/30/00                                                54.34%
================================================================================

+    Assumes the reinvestment of all dividends and capital gains distributions.

++ Total return is not annualized, as it may not be representative of the total return for the year.

*    Commencement of operations.

--------------------------------------------------------------------------------
6                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                  Growth of $10,000 Invested in Shares of the
                     Smith Barney High Income Portfolio vs.
           Salomon Smith Barney Intermediate High Yield Market Index+
--------------------------------------------------------------------------------
                            June 1994 -- April 2000

                                    [GRAPH]

                Smith Barney         Salomon Brothers Intermediate
           High Income Portfolio            High Yield Index

6/16/94            10,000                      10,000
 Oct-94            10,070                      10,113
 Oct-95            11,510                      11,723
 Oct-96            12,912                      12,690
 Oct-97            15,008                      14,580
 Oct-98            14,500                      14,501
 Oct-99            15,265                      15,093
4/30/00            15,434                      15,117

+ Hypothetical illustration of $10,000 invested in shares of the Smith Barney High Income Portfolio on June 16, 1994 (commencement of operations), assuming reinvestment of dividends and capital gains, if any, at net asset value through April 30, 2000. The Salomon Smith Barney Intermediate High Yield Market Index is comprised of 434 issues, both cash-pay and deferred interest bonds with a remaining maturity of at least seven years, but less than ten years. The bonds are all public, non-convertible issues with at least $50 million outstanding. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. An investor cannot invest directly in an index.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                     7

--------------------------------------------------------------------------------
                      Putnam Diversified Income Portfolio
--------------------------------------------------------------------------------
Historical Performance
--------------------------------------------------------------------------------

                          Net Asset Value
                       --------------------
                       Beginning      End      Income   Capital Gain    Total
Period Ended           of Period  of Period  Dividends  Distributions  Returns+
================================================================================
4/30/00                 $11.24      $11.39     $0.00       $0.00        1.33%++
--------------------------------------------------------------------------------
10/31/99                 11.70       11.24      0.67        0.00        1.80
--------------------------------------------------------------------------------
10/31/98                 12.31       11.70      0.42        0.14       (0.65)
--------------------------------------------------------------------------------
10/31/97                 11.99       12.31      0.56        0.09        8.44
--------------------------------------------------------------------------------
10/31/96                 11.46       11.99      0.39        0.13        9.43
--------------------------------------------------------------------------------
10/31/95                 10.18       11.46      0.09        0.00       13.55
--------------------------------------------------------------------------------
6/16/94*-10/31/94        10.00       10.18      0.00        0.00        1.80++
================================================================================
Total                                          $2.13       $0.36
================================================================================


It is the Fund's policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Returns+
--------------------------------------------------------------------------------
================================================================================
Six Months Ended 4/30/00++                                               1.33%
--------------------------------------------------------------------------------
Year Ended 4/30/00                                                      (1.15)
--------------------------------------------------------------------------------
Five Years Ended 4/30/00                                                 5.45
--------------------------------------------------------------------------------
6/16/94* through 4/30/00                                                 5.97
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Return+
--------------------------------------------------------------------------------
================================================================================
6/16/94* through 4/30/00                                                40.58%
================================================================================

+    Assumes the reinvestment of all dividends and capital gains distributions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
*    Commencement of operations.

--------------------------------------------------------------------------------
8                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                  Growth of $10,000 Invested in Shares of the
            Putnam Diversified Income Portfolio vs. Lehman Brothers
                 Aggregate Bond Index and Salomon Smith Barney
                     Non-U.S. World Government Bond Index+
--------------------------------------------------------------------------------
                            June 1994 -- April 2000

                                    [GRAPH]

                             Salomon Smith Barney Non-U.S.
          Putnam Diversified        World Government         Lehman Brothers
           Income Portfolio       Bond Index-Unhedged     Aggregate Bond Index

6/16/94        10,000                    10,000                   10,000
 Oct-94        10,180                    10,554                   10,052
 Oct-95        11,560                    12,155                   11,626
 Oct-96        12,650                    12,818                   12,305
 Oct-97        13,717                    14,410                   13,399
 Oct-98        13,628                    16,254                   14,651
 Oct-99        13,873                    15,772                   14,730
4/30/00        14,058                    14,690                   14,939

+ Hypothetical illustration of $10,000 invested in shares of the Putnam Diversified Income Portfolio on June 16, 1994 (commencement of operations), assuming reinvestment of dividends and capital gains, if any, at net asset value through April 30, 2000. The Lehman Brothers Aggregate Bond Index is comprised of over 6,500 issues of U.S. Treasuries, Agencies, Corporate Bonds and Mortgage-Backed Securities. The Salomon Smith Barney Non-U.S. World Government Bond Index - Unhedged is comprised of fixed rate bonds with a maturity of one year or longer, and at least $25 million outstanding. This index includes securities from 10 countries, providing a comprehensive measure of the total return performance of the domestic bond markets in each country included, as well as the ten combined countries. These indexes are unmanaged and are not subject to the same management and trading expenses of a mutual fund. An investor cannot invest directly in an index.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                     9

--------------------------------------------------------------------------------
Schedules of Investments (unaudited)                              April 30, 2000
--------------------------------------------------------------------------------

                       SMITH BARNEY HIGH INCOME PORTFOLIO

  FACE
 AMOUNT+      RATING(a)                 SECURITY                                      VALUE
===============================================================================================
CORPORATE BONDS AND NOTES -- 89.1%
Aerospace -- 1.1%
                     BE Aerospace Inc., Sr. Sub. Notes:
   345,000    B        9.500% due 11/1/08                                          $    300,150
                       Series B:
   300,000    B          9.875% due 2/1/06                                              272,250
 1,425,000    B          8.000% due 3/1/08                                            1,154,250
   480,000    B-     Dunlop Standard Aerospace Holdings, Sr. Notes,
                       11.875% due 5/15/09                                              472,800
-----------------------------------------------------------------------------------------------
                                                                                      2,199,450
-----------------------------------------------------------------------------------------------
Airlines -- 0.6%
 1,402,534    BB     Airplanes Pass-Through Trust, Corporate Asset-Backed
                       Securities, Series 1, Class D, 10.875% due 3/15/19             1,177,231
-----------------------------------------------------------------------------------------------
Aluminum -- 1.3%
                     Kaiser Aluminum & Chemical:
                       Sr. Notes:
   180,000    B1*        Series B, 10.875% due 10/15/06                                 172,800
   215,000    B1*        Series D, 10.875% due 10/15/06                                 206,400
 2,285,000    B3*      Sr. Sub. Notes, 12.750% due 2/1/03                             2,170,750
-----------------------------------------------------------------------------------------------
                                                                                      2,549,950
-----------------------------------------------------------------------------------------------
Apparel -- 0.4%
   835,000    B-     Tropical Sportswear International, Guaranteed Sr. Sub.
                       Notes, Series A, 11.000% due 6/15/08                             789,075
-----------------------------------------------------------------------------------------------
Auto Parts -- 1.7%
 1,495,000    B      Collins & Aikman Products, Guaranteed Sr. Sub. Notes,
                       11.500% due 4/15/06                                            1,472,575
   505,000    B      Dura Operating Corp., Sr. Sub. Notes, Series B,
                       9.000% due 5/1/09                                                451,975
                     Hayes Lemmerz International Inc., Guaranteed Sr. Sub. Notes:
   285,000    B        11.000% due 7/15/06                                              288,562
   425,000    B        Series B, 8.250% due 12/15/08                                    366,562
   765,000    B+     Tenneco Inc., Sr. Sub. Notes, Series B, 11.625% due 10/15/09       768,825
-----------------------------------------------------------------------------------------------
                                                                                      3,348,499
-----------------------------------------------------------------------------------------------
Broadcasting -- 0.8%
   508,500    NR     AMFM Operating Inc., Debentures, 12.625% due 10/31/06              583,504
   680,000    B      Capstar Broadcasting Corp., Sr. Discount Notes,
                       step bond to yield 10.857% due 2/1/09                            601,800
   260,000    B      Young Broadcasting Corp., Sr. Sub. Notes,
                       11.750% due 11/15/04                                             261,950
-----------------------------------------------------------------------------------------------
                                                                                      1,447,254
-----------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
10                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                   April 30, 2000
--------------------------------------------------------------------------------

                       SMITH BARNEY HIGH INCOME PORTFOLIO

  FACE
 AMOUNT+      RATING(a)                 SECURITY                                             VALUE
====================================================================================================
Building Products -- 0.9%
   440,000    B      Amatek Industries Properties Ltd., Sr. Sub. Notes,
                       12.000% due 2/15/08                                                 $ 411,400
   485,000    B-     Atrium Cos., Inc., Guaranteed Sr. Sub. Notes, Series B,
                       10.500% due 5/1/09                                                    453,475
 1,020,000    B+     Nortek Inc., Sr. Notes, Series B, 9.125% due 9/1/07                     948,600
----------------------------------------------------------------------------------------------------
                                                                                           1,813,475
----------------------------------------------------------------------------------------------------
Cable Television -- 11.3%
                     Adelphia Communications Corp.:
 2,900,000    BB-      Sr. Discount Notes, Series B, zero coupon due 1/15/08               1,225,250
                       Sr. Notes:
   170,000    BB-        9.750% due 2/15/02                                                  170,638
   440,000    BB-        8.375% due 11/15/17                                                 346,500
 2,595,000    B+         Series B, 9.875% due 3/1/07                                       2,510,663
   250,000    CCC+   Cable Satisfaction International, 12.750% due 3/1/10 (c)                240,000
                     Charter Communication Holdings:
 2,345,000    B+       Sr. Discount Notes, step bond to yield
                         11.713% due 1/15/10 (b)                                           1,295,613
   585,000    B+       Sr. Notes, 10.000% due 4/1/09 (b)                                     565,988
 1,300,000    BB-    CSC Holdings Inc., Sr. Sub. Debentures,
                       10.500% due 5/15/16                                                 1,410,500
 2,025,000GBP B-     Diamond Holdings PLC, Guaranteed Notes,
                       10.000% due 2/1/08                                                  3,080,097
 1,825,000    B-     NTL Inc., Sr. Notes, Series B, 11.500% due 10/1/08                    1,861,500
   620,000    B-     RCN Corp., Sr. Discount Notes, step bond to yield
                       11.461% due 10/15/07                                                  398,350
 1,680,000    BB-    Rogers Cablesystems Ltd., Guaranteed Sr. Sub. Debentures,
                       11.000% due 12/1/15                                                 1,890,000
 1,000,000    B+     Telewest Communications PLC, Sr. Notes,
                       11.250% due 11/1/08                                                 1,030,000
 4,310,000    B-     United International Holdings Inc., Sr. Discount Notes,
                       Series B, step bond to yield 11.408% due 2/15/08                    2,823,050
 6,050,000    B2*    United Pan-Europe Communications N.V., Sr. Discount Notes,
                       Series B, step bond to yield 12.500% due 8/1/09                     2,994,750
----------------------------------------------------------------------------------------------------
                                                                                          21,842,899
----------------------------------------------------------------------------------------------------
Casinos/Gambling -- 2.1%
   295,000    B      Harvey Casinos Resorts, Sr. Sub. Notes,
                       10.625% due 6/1/06                                                    300,900
                     Hollywood Casino Corp.:
   365,000    B        First Mortgage Notes, 13.000% due 8/1/06 (b)                          386,900
 1,115,000    B        Guaranteed Sr. Sub. Notes, 11.250% due 5/1/07                       1,137,300
   490,000    NR     Jazz Casino Co. LLC, Sr. Sub. Notes, 5.867% due 11/15/09                154,963
   160,000    Ba2*   Mandalay Resort Group, Sr. Sub. Debentures,
                       7.625% due 7/15/13                                                    128,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    11

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------

                       SMITH BARNEY HIGH INCOME PORTFOLIO

  FACE
 AMOUNT+      RATING(a)                 SECURITY                                             VALUE
====================================================================================================
Casinos/Gambling -- 2.1% (continued)
                     Sun International Hotels, Guaranteed Sr. Sub. Notes:
   530,000    Ba3*     9.000% due 3/15/07                                                  $ 478,325
   865,000    Ba3*     8.625% due 12/15/07                                                   774,175
   815,000    B-     Venetian Casino, Guaranteed Notes, 12.250% due 11/15/04                 798,700
----------------------------------------------------------------------------------------------------
                                                                                           4,159,263
----------------------------------------------------------------------------------------------------
Chemicals - Major -- 1.6%
                     Huntsman Corp.:
 1,055,000    B+       Guaranteed Sr. Sub. Notes, 10.125% due 7/1/09                       1,060,275
 5,000,000    B+       Sr. Discount Notes, zero coupon due 12/31/09                        1,600,000
   625,000    B+     Terra Industries Inc., Sr. Notes, Series B,
                       10.500% due 6/15/05                                                   459,375
----------------------------------------------------------------------------------------------------
                                                                                           3,119,650
----------------------------------------------------------------------------------------------------
Chemicals - Specialty -- 0.6%
 1,040,000    B      Avecia Group PLC, Guaranteed Sr. Notes,
                       11.000% due 7/1/09                                                  1,060,800
----------------------------------------------------------------------------------------------------
Coal Mining -- 0.1%
   895,000    CCC-   AEI Resources Inc., Guaranteed Sr. Sub. Notes,
                       10.500% due 12/15/05 (b)                                              138,725
----------------------------------------------------------------------------------------------------
Construction/AG Equipment/Trucks -- 0.1%
   260,000    B      Columbus McKinnon Corp., Guaranteed Sr. Sub. Notes,
                       8.500% due 4/1/08                                                     231,400
----------------------------------------------------------------------------------------------------
Containers/Packaging -- 2.6%
   290,000    B      BWAY Corp., Guaranteed Sr. Sub. Notes, Series B,
                       10.250% due 4/15/07                                                   262,450
   775,000    B      Huntsman Packaging Corp., Guaranteed Sr. Sub. Notes,
                       9.125% due 10/1/07                                                    809,875
 1,635,000    B      Stone Container Corp., Guaranteed Sr. Notes,
                       11.500% due 8/15/06 (b)                                             1,696,313
   955,000    B-     Sweetheart Cup Co. Inc., Sr. Sub. Notes,
                       10.500% due 9/1/03                                                    883,375
                     Tekni-Plex Inc., Series B:
   435,000    B-       Guaranteed Sr. Sub. Notes, 9.250% due 3/1/08                          419,775
   920,000    B-       Sr. Sub. Notes, 11.250% due 4/1/07                                    952,200
----------------------------------------------------------------------------------------------------
                                                                                           5,023,988
----------------------------------------------------------------------------------------------------
Contract Drilling -- 2.0%
 1,230,000    B+     Parker Drilling Co., Guaranteed Sr. Notes, Series D,
                       9.750% due 11/15/06                                                 1,162,350
 1,060,000    BB     Pride International Inc., Sr. Notes, 10.000% due 6/1/09               1,067,950


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
12                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------
                       SMITH BARNEY HIGH INCOME PORTFOLIO

  FACE
 AMOUNT+      RATING(a)                 SECURITY                                             VALUE
====================================================================================================
Contract Drilling -- 2.0% (continued)
                     RBF Finance Corp.:
   725,000    BB-      Guaranteed Sr. Secured Notes, 11.375% due 3/15/09                   $ 775,750
   785,000    Ba3*     Sr. Notes, 12.250% due 3/15/06                                        851,725
----------------------------------------------------------------------------------------------------
                                                                                           3,857,775
----------------------------------------------------------------------------------------------------
Discount Stores -- 1.0%
 1,180,000    B+     Ames Department Stores Inc., Sr. Notes,
                       10.000% due 4/15/06                                                 1,097,400
   675,000    BB+    Kmart Corp., Debentures, 12.500% due 3/1/05                             754,312
----------------------------------------------------------------------------------------------------
                                                                                           1,851,712
----------------------------------------------------------------------------------------------------
Diversified Commercial Services -- 1.1%
 1,100,000    B2*    Intertek Finance PLC, Guaranteed Sr. Sub. Notes,
                       Series B, 10.250% due 11/1/06                                         924,000
 1,350,000    B-     Outsourcing Solutions Inc., Sr. Sub. Notes,
                       Series B, 11.000% due 11/1/06                                       1,196,438
----------------------------------------------------------------------------------------------------
                                                                                           2,120,438
----------------------------------------------------------------------------------------------------
Diversified Financial Services -- 0.5%
                     Amresco Inc., Sr. Sub. Notes:
   500,000    CCC-     Series 97-A, 10.000% due 3/15/04                                      332,500
   885,000    CCC-     Series 98-A, 9.875% due 3/15/05                                       588,525
----------------------------------------------------------------------------------------------------
                                                                                             921,025
----------------------------------------------------------------------------------------------------
Diversified Manufacture -- 0.5%
   505,000    B-     Blount Inc., Guaranteed Sr. Sub. Notes,
                       13.000% due 8/1/09                                                    497,425
   550,000    B+     Park-Ohio Industries Inc., Sr. Sub. Notes,
                       9.250% due 12/1/07                                                    484,000
----------------------------------------------------------------------------------------------------
                                                                                             981,425
----------------------------------------------------------------------------------------------------
Drugs - Generic -- 1.3%
 2,600,000    BB     ICN Pharmaceuticals Inc., Sr. Notes, Series B,
                       9.250% due 8/15/05                                                  2,541,500
----------------------------------------------------------------------------------------------------
Electronic Components -- 0.4%
   672,000    B+     Celestica International Inc., Sr. Sub. Notes,
                       10.500% due 12/31/06                                                  700,560
----------------------------------------------------------------------------------------------------
Engineering and Construction -- 0.8%
   515,000    B-     American Plumbing & Mechanic, Guaranteed Sr. Sub. Notes,
                       Series B, 11.625% due 10/15/08                                        457,062
   630,000    BB-    Integrated Electrical Services Inc., Guaranteed Sr. Sub.
                       Notes, Series B, 9.375% due 2/1/09                                    494,550
   600,000    B-     Orius Capital Corp., Sr. Sub. Notes, 12.750% due 2/1/10 (b)             609,000
----------------------------------------------------------------------------------------------------
                                                                                           1,560,612
----------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    13

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------
                       SMITH BARNEY HIGH INCOME PORTFOLIO

  FACE
 AMOUNT+      RATING(a)                 SECURITY                                             VALUE
====================================================================================================
Environmental Services -- 3.1%
                     Allied Waste North America, Inc., Guaranteed Sr. Sub. Notes,
                       Series B:
   320,000    BB-        7.875% due 1/1/09                                                $  230,400
 3,715,000    B+         10.000% due 8/1/09                                                2,535,488
   650,000    B+     IT Group Inc., Guaranteed Sr. Sub. Notes, Series B,
                       11.250% due 4/1/09                                                    588,250
 2,215,000    CCC+   Metal Management Inc., Guaranteed Sr. Sub. Notes,
                       10.000% due 5/15/08                                                 1,605,875
   960,000    B+     URS Corp., Sr. Sub. Notes, Series B, 12.250% due 5/1/09                 974,400
----------------------------------------------------------------------------------------------------
                                                                                           5,934,413
----------------------------------------------------------------------------------------------------
Finance Companies -- 0.2%
   500,000    CCC+   Madison River Capital, Sr. Notes, 13.250% due 3/1/10 (b)                472,500
----------------------------------------------------------------------------------------------------
Food Distributors -- 1.7%
   645,000    B-     Agrilink Foods Inc., Guaranteed Sr. Notes,
                       11.875% due 11/1/08                                                   574,050
 1,385,000    B2*    Carrols Corp., Guaranteed Sr. Sub. Notes,
                       9.500% due 12/1/08                                                  1,180,713
   630,000    B2*    International Home Foods, Guaranteed Sr. Sub. Notes,
                       10.375% due 11/1/06                                                   623,700
   620,000    B-     Premier International Foods PLC, Sr. Notes,
                       12.000% due 9/1/09 (b)                                                589,000
   310,000    B      SC International Services Inc., Guaranteed Sr. Sub. Notes,
                       Series B, 9.250% due 9/1/07                                           283,650
----------------------------------------------------------------------------------------------------
                                                                                           3,251,113
----------------------------------------------------------------------------------------------------
Foods - Specialty/Candy -- 0.3%
   600,000    B-     B&G Foods Inc., Guaranteed Sr. Sub. Notes,
                       9.625% due 8/1/07                                                     474,000
   765,000    B2*    Imperial Holly Corp., Guaranteed Sr. Sub. Notes,
                       9.750% due 12/15/07                                                   156,825
----------------------------------------------------------------------------------------------------
                                                                                             630,825
----------------------------------------------------------------------------------------------------
Forest Products -- 0.9%
   985,000    B      Ainsworth Lumber Co. Ltd., Sr. Notes, 12.500% due 7/15/07             1,034,250
   725,000    B+     Millar Western Forest, Sr. Notes, 9.875% due 5/15/08                    705,062
----------------------------------------------------------------------------------------------------
                                                                                           1,739,312
----------------------------------------------------------------------------------------------------
Home Furnishings -- 0.3%
   525,000    B      Falcon Products Inc., Guaranteed Sr. Sub. Notes,
                       Series B, 11.375% due 6/15/09                                         493,500
----------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
14                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------
                       SMITH BARNEY HIGH INCOME PORTFOLIO

  FACE
 AMOUNT+      RATING(a)                 SECURITY                                             VALUE
====================================================================================================
Hospital/Nursing Management -- 1.6%
   575,000    Ba3*   Fresenius Medical Care Capital Trust I, Trust Preferred
                       Securities, 9.000% due 12/1/06                                      $ 541,938
 3,920,000    B-     Magellan Health Services, Inc., Sr. Sub. Notes,
                       9.000% due 2/15/08                                                  2,606,800
----------------------------------------------------------------------------------------------------
                                                                                           3,148,738
----------------------------------------------------------------------------------------------------
Hotels/Resorts -- 1.8%
   200,000    B-     Courtyard By Marriott II LP/ Courtyard Finance Co.,
                       Sr. Secured Notes, Series B, 10.750% due 2/1/08                       197,000
 1,710,000    BB     HMH Properties, Inc., Guaranteed Sr. Notes, Series C,
                       8.450% due 12/1/08                                                  1,534,725
                     Intrawest Corp., Sr. Notes:
   865,000    B+       9.750% due 8/15/08                                                    830,400
   960,000    B+       10.500% due 2/1/10 (b)                                                952,800
----------------------------------------------------------------------------------------------------
                                                                                           3,514,925
----------------------------------------------------------------------------------------------------
Insurance - Multi-Line -- 0.1%
   450,000    B      Veritas Capital Trust, Guaranteed Trust Preferred Securities,
                       10.000% due 1/1/28                                                    212,625
----------------------------------------------------------------------------------------------------
Internet Services -- 5.6%
   255,000    NR     Colo.com, 13.875% due 3/15/10 (c)                                       260,100
   430,000    Caa2*  Cybernet Internet Services International, Sr. Notes,
                       14.000% due 7/1/09                                                    333,250
 1,325,000    B-     Exodus Communications Inc., Sr. Notes,
                       10.750% due 12/15/09                                                1,328,312
                     PSINet Inc., Sr. Notes:
   910,000    B-       10.500% due 12/1/06                                                   803,075
 2,040,000    B-       11.500% due 11/1/08                                                 1,825,800
 1,025,000    B-       11.000% due 8/1/09                                                    907,125
   425,000EUR B-       11.000% due 8/1/09 (b)                                                346,636
 1,240,000    B3*    Rhythms Netconnections, Sr. Notes,
                       14.000% due 2/15/10 (b)                                             1,103,600
 1,625,000    NR     Splitrock Services, Inc., Guaranteed Sr. Sub. Notes,
                       Series B, 11.750% due 7/15/08                                       1,730,625
                     Verio Inc., Sr. Notes:
   535,000    B-       10.375% due 4/1/05                                                    514,938
   840,000    B-       11.250% due 12/1/08                                                   831,600
   875,000    B-       10.625% due 11/15/09 (b)                                              842,188
   185,000    CCC+   WAM!NET Inc., Guaranteed Sr. Discount Notes, Series B,
                       step bond to yield 12.554% due 3/1/05                                 102,675
----------------------------------------------------------------------------------------------------
                                                                                          10,929,924
----------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    15

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------
                       SMITH BARNEY HIGH INCOME PORTFOLIO

  FACE
 AMOUNT+      RATING(a)                 SECURITY                                             VALUE
====================================================================================================
Leisure/Movies/Entertainment -- 0.4%
   945,000    B-     Premier Parks Inc., Sr. Discount Notes, step bond to yield
                       10.879% due 4/1/08                                                  $ 627,244
   150,000    B-     SFX Entertainment, Inc., Guaranteed Sr. Sub. Notes,
                       Series B, 9.125% due 2/1/08                                           150,750
----------------------------------------------------------------------------------------------------
                                                                                             777,994
----------------------------------------------------------------------------------------------------
Medical Specialties -- 0.5%
 1,155,000    B-     Hangar Orthopedic Group, Sr. Sub. Notes,
                       11.250% due 6/15/09                                                   918,225
----------------------------------------------------------------------------------------------------
Multi-Sector Companies -- 0.5%
 1,060,000    B-     Triarc Consumer Beverage, Guaranteed Sr. Sub. Notes,
                       10.250% due 2/15/09                                                 1,001,700
----------------------------------------------------------------------------------------------------
Newspapers -- 0.9%
 2,000,000    B+     Garden State Newspapers, Inc., Sr. Sub. Notes,
                       8.625% due 7/1/11                                                   1,750,000
----------------------------------------------------------------------------------------------------
Oil/Gas Production -- 3.2%
                     Belco Oil & Gas Corp., Series B:
   500,000    B1*      Guaranteed Sr. Sub. Notes, 10.500% due 4/1/06                         507,500
   505,000    B1*      Sr. Sub. Notes, 8.875% due 9/15/07                                    467,125
 1,050,000    B      Chesapeake Energy Corp., Guaranteed Sr. Notes,
                       Series B, 9.625% due 5/1/05                                         1,013,250
   970,000    B      Forest Oil Corp., Guaranteed Sr. Sub. Notes,
                       10.500% due 1/15/06                                                   989,400
   355,000    B      Houston Exploration Co., Sr. Sub. Notes, Series B,
                       8.625% due 1/1/08                                                     333,700
 1,820,000    B+     Nuevo Energy Co., Sr. Sub. Notes, Series B,
                       9.500% due 6/1/08                                                   1,797,250
   125,000    BB-    Ocean Energy, Inc., Guaranteed Sr. Sub. Notes, Series B,
                       8.875% due 7/15/07                                                    124,063
   675,000    B      Stone Energy Corp., Guaranteed Sr. Sub. Notes,
                       8.750% due 9/15/07                                                    637,875
   375,000    B+     Vintage Petroleum, Sr. Sub. Notes, 9.750% due 6/30/09                   378,750
----------------------------------------------------------------------------------------------------
                                                                                           6,248,913
----------------------------------------------------------------------------------------------------
Oil/Gas Transmission -- 0.3%
   585,000    BB-    Leviathan Gas Pipeline Partners, Guaranteed Sr. Sub. Notes,
                       Series B, 10.375% due 6/1/09                                          595,969
----------------------------------------------------------------------------------------------------
Oil Refining/Marketing -- 0.6%
 1,370,000    B      Clark USA Inc., Sr. Notes, Series B, 10.875% due 12/1/05                732,950
   370,000    B+     Frontier Oil Corp., Sr. Notes, 11.750% due 11/15/09                     357,975
----------------------------------------------------------------------------------------------------
                                                                                           1,090,925
----------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
16                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------
                       SMITH BARNEY HIGH INCOME PORTFOLIO

  FACE
 AMOUNT+      RATING(a)                 SECURITY                                             VALUE
====================================================================================================
Paper -- 2.7%
 1,770,000    B      Doman Industries Ltd., Sr. Notes, 8.750% due 3/15/04                 $1,566,450
   510,000    CCC+   Repap New Brunswick Inc., Sr. Secured Notes,
                       10.625% due 4/15/05                                                   483,225
                     Riverwood International Corp.:
   490,000    B-       Guaranteed Sr. Notes, 10.625% due 8/1/07                              492,450
 2,010,000    CCC+     Guaranteed Sr. Sub. Notes, 10.875% due 4/1/08                       1,939,650
   685,000    BB+    Tembec Industries Inc., Guaranteed Sr. Notes,
                       9.875% due 9/30/05                                                    705,550
----------------------------------------------------------------------------------------------------
                                                                                           5,187,325
----------------------------------------------------------------------------------------------------
Pharmaceuticals - Other -- 0.5%
   975,000    B      King Pharmaceutical Inc., Guaranteed Sr. Sub. Notes,
                       10.750% due 2/15/09                                                   999,375
----------------------------------------------------------------------------------------------------
Photographic Products -- 0.5%
   860,000    BB-    Polaroid Corp., Sr. Notes, 11.500% due 2/15/06                          872,900
----------------------------------------------------------------------------------------------------
Printing/Forms -- 0.3%
   435,000    B      Merrill Corp., 12.000% due 5/1/09 (b)(c)                                415,425
   125,000GBP B      Polestar Corp. PLC, Sr. Notes, Series B, 10.500% due 5/30/08            185,819
----------------------------------------------------------------------------------------------------
                                                                                             601,244
----------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITS) -- 0.3%
   700,000    NR     Ocwen Asset Investment Corp., Sr. Notes,
                       11.500% due 7/1/05                                                    549,500
----------------------------------------------------------------------------------------------------
Rental/Leasing Companies -- 1.0%
   165,000    BB-    Avis Rent A Car Inc., Guaranteed Sr. Sub. Notes,
                       11.000% due 5/1/09                                                    172,837
   370,000    B      NationsRent, Inc., Guaranteed Sr. Sub. Notes,
                       10.375% due 12/15/08                                                  268,250
                     United Rentals Inc., Guaranteed Sr. Sub. Notes, Series B:
   820,000    BB-      9.250% due 1/15/09                                                    744,150
   895,000    BB-      9.000% due 4/1/09                                                     796,550
----------------------------------------------------------------------------------------------------
                                                                                           1,981,787
----------------------------------------------------------------------------------------------------
Retail - Food Chains -- 0.3%
   595,000    B+     Stater Brothers Holdings, Sr. Notes, 10.750% due 8/15/06                593,512
----------------------------------------------------------------------------------------------------
Retail - Other Specialty Stores -- 0.3%
   745,000    B-     Advance Stores Co., Inc., Guaranteed Sr. Sub. Notes,
                       Series B, 10.250% due 4/15/08                                         596,000
----------------------------------------------------------------------------------------------------
Savings and Loan Associations -- 1.4%
 1,075,000    B2*    Ocwen Capital Trust I, Guaranteed Capital Securities,
                       10.875% due 8/1/27                                                    607,375

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    17

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------
                       SMITH BARNEY HIGH INCOME PORTFOLIO

  FACE
 AMOUNT+      RATING(a)                 SECURITY                                             VALUE
====================================================================================================
Savings and Loan Associations -- 1.4% (continued)
 1,000,000    B+     Ocwen Federal Bank FSB, Sub. Debentures,
                       12.000% due 6/15/05                                                $  930,000
 1,205,000    B+     Ocwen Financial Corp., Notes, 11.875% due 10/1/03                     1,102,575
----------------------------------------------------------------------------------------------------
                                                                                           2,639,950
----------------------------------------------------------------------------------------------------
Semiconductors -- 0.5%
   985,000    B      Fairchild Semiconductor Inc., Sr. Sub. Notes,
                       10.125% due 3/15/07                                                   982,538
----------------------------------------------------------------------------------------------------
Steel/Iron Ore -- 2.1%
   830,000    BB-    LTV Corp., Sr. Notes, 11.750% due 11/15/09 (b)                          821,700
   715,000    B+     Russell Metals Inc., 10.000% due 6/1/09 (c)                             729,300
 2,035,000    B+     WCI Steel Inc., Sr. Notes, Series B, 10.000% due 12/1/04              2,014,650
   640,000    B-     WHX Corp., Sr. Notes, 10.500% due 4/15/05                               596,800
----------------------------------------------------------------------------------------------------
                                                                                           4,162,450
----------------------------------------------------------------------------------------------------
Telecommunications - Major U.S. -- 0.2%
   430,000    B2*    Omnipoint Corp., Sr. Notes, Series A, 11.625% due 8/15/06               457,950
----------------------------------------------------------------------------------------------------
Telecommunications - Other -- 12.0%
   390,000    B+     Call-Net Enterprises Inc., Sr. Notes, 9.375% due 5/15/09                267,150
   425,000EUR B+     ESAT Telecom Group PLC, Sr. Notes, 11.875% due 11/1/09                  489,939
                     Esprit Telecom Group PLC, Sr. Notes:
   299,999DEM B-       11.500% due 12/15/07                                                  125,093
   575,000    B-       11.500% due 12/15/07                                                  503,125
   400,000    B-       10.875% due 6/15/08                                                   334,000
                     Focal Communications Corp.:
   480,000    B        Sr. Discount Notes, Series B, step bond to yield
                         12.978% due 2/15/08                                                 314,400
   495,000    B        Sr. Notes, 11.875% due 1/15/10 (b)                                    498,094
 1,145,000    BB     Global Crossing Holdings Ltd., Sr. Notes,
                       9.500% due 11/15/09 (b)                                             1,122,100
   850,000EUR B      Global Telesystems, Sr. Notes, 11.000% due 12/1/09 (b)                  681,654
   695,000    CCC+   GT Group Telecom, step bond to yield
                       13.250% due 2/1/10 (c)                                                371,825
                     Hermes Europe Railtel B.V., Sr. Notes:
 1,550,000    B        11.500% due 8/15/07                                                 1,402,750
   235,000    B        10.375% due 1/15/09                                                   203,275
                     ICG Holdings Inc.:
   675,000    B-       Guaranteed Sr. Discount Notes, step bond to yield
                         12.976% due 5/1/06                                                  543,375
   855,000    B-       Sr. Discount Notes, step bond to yield
                         13.080% due 9/15/05                                                 812,250
 1,000,000EUR CCC+   Jazztel PLC, Sr. Notes, 13.250% due 12/15/09 (b)                        922,694

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
18                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                   April 30, 2000
--------------------------------------------------------------------------------
                       SMITH BARNEY HIGH INCOME PORTFOLIO

  FACE
 AMOUNT+      RATING(a)                 SECURITY                                             VALUE
====================================================================================================
Telecommunications - Other -- 12.0% (continued)
                     KMC Telecom Holdings Inc.:
 1,110,000    B-       Sr. Discount Notes, step bond to yield
                         15.899% due 2/15/08                                              $  550,838
   785,000    B-       Sr. Notes, 13.500% due 5/15/09                                        702,575
                     Level 3 Communications Inc.:
 5,120,000    B        Sr. Discount Notes, step bond to yield
                         12.856% due 3/15/10 (b)                                           2,675,200
 1,875,000EUR B        Sr. Notes, 11.250% due 3/15/10 (b)                                  1,631,801
   915,000    B+     Metromedia Fiber Network, Sr. Notes, Series B,
                       10.000% due 11/15/08                                                  873,825
   530,000    B-     MGC Communications Inc., Sr. Notes, 13.000% due 4/1/10 (b)              490,250
                     NEXTLINK Communications, L.C.C./NEXTLINK Capital, Inc.,
                       Sr. Discount Notes:
 1,605,000    B          Step bond to yield 12.039% due 6/1/09                               946,950
 1,190,000    B          Step bond to yield 12.125% due 12/1/09 (b)                          660,450
                       Sr. Notes:
   215,000    B          12.500% due 4/15/06                                                 225,750
 1,675,000    B          10.750% due 6/1/09                                                1,654,063
 1,175,000    B-     Primus Telecommunications Group Inc., Sr. Notes,
                       11.750% due 8/1/04                                                  1,104,500
                     Tele 1 Europe B.V., Sr. Notes:
   400,000EUR B-       13.000% due 5/15/09                                                   384,569
   610,000    B-       13.000% due 5/15/09                                                   628,300
   285,000    B-     VersaTel Telecom International B.V., Sr. Notes,
                       13.250% due 5/15/08                                                   290,700
   805,000    B-     Viatel Inc., Sr. Notes, 11.250% due 4/15/08                             736,575
 1,375,000    NR     World Access Inc., Sr. Notes, Series B, 13.250% due 1/15/08           1,251,250
----------------------------------------------------------------------------------------------------
                                                                                          23,399,320
----------------------------------------------------------------------------------------------------
Telephone - Cellular -- 8.9%
 1,145,000    CCC    AirGate PCS Inc., Sr. Sub. Discount Notes,
                       step bond to yield 16.049% due 10/1/09                                664,100
 1,390,000    CCC+   Alamosa PCS Holdings Inc., Guaranteed Sr. Discount Notes,
                       step bond to yield 12.724% due 2/15/10                                729,750
   735,000    B-     Centennial Cellular Corp., Sr. Sub. Notes,
                       10.750% due 12/15/08                                                  735,000
                     Clearnet Communications Inc.:
 1,000,000CAD B        Sr. Discount Notes, step bond to yield
                         13.794% due 5/15/08                                                 425,187
 1,000,000    B1*      Sr. Secured Notes, 10.125% due 7/7/07                                 990,000
 2,255,000    B      Crown Castle International Corp., Sr. Discount Notes,
                       step bond to yield 11.202% due 5/15/11                              1,364,275
   665,000    NR     Dobson/Sygnet Communications, Sr. Notes,
                       12.250% due 12/15/08                                                  694,925

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    19

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------
                       SMITH BARNEY HIGH INCOME PORTFOLIO

  FACE
 AMOUNT+      RATING(a)                 SECURITY                                             VALUE
====================================================================================================
Telephone - Cellular -- 8.9% (continued)
                     Microcell Telecommunications, Sr. Discount Notes:
   405,000    B3*      Step bond to yield 11.842% due 6/1/06                              $  367,537
 1,905,000    B-       Step bond to yield 11.759% due 6/1/09                               1,228,725
 1,625,000    B-     Millicom International Cellular S.A., Sr. Discount Notes,
                       step bond to yield 13.802% due 6/1/06                               1,373,125
                     Nextel Communications, Inc.:
                       Sr. Discount Notes:
 1,515,000    B-         Step bond to yield 10.824% due 9/15/07                            1,155,187
 2,740,000    B-         Step bond to yield 10.798% due 2/15/08                            1,941,975
   510,000    B1*      Sr. Notes, 9.375% due 11/15/09                                        489,600
   165,000    B3*    Nextel Partners Inc., Sr. Discount Notes,
                       step bond to yield 13.110% due 2/1/09                                 110,550
   630,000    B-     Spectrasite Holdings Inc., Sr. Discount Notes,
                       step bond to yield 11.250% due 4/15/09                                349,650
                     Telesystems International Wireless Inc., Sr. Discount Notes:
 1,975,000    CCC+     Series B, step bond to yield 12.439% due 6/30/07                    1,254,125
 1,250,000    CCC+     Series C, step bond to yield 12.078% due 11/1/07                      681,250
 1,820,000    B3*    Triton PCS Inc., Guaranteed Sr. Sub. Discount Notes,
                       step bond to yield 11.270% due 5/1/08                               1,314,950
                     Voicestream Wireless Corp.:
   620,000    B-       Sr. Discount Notes, step bond to yield
                         11.875% due 11/15/09 (b)                                            384,400
                       Sr. Notes:
   235,000    B2*        11.500% due 9/15/09 (b)                                             252,625
   145,000    B-         10.375% due 11/15/09 (b)                                            147,900
                     Winstar Communications Inc.:
   535,000    B-       Sr. Discount Notes, step bond to yield
                         15.034% due 4/15/10 (b)                                             242,088
   350,000    B-       Sr. Notes, 12.750% due 4/15/10 (b)                                    336,000
----------------------------------------------------------------------------------------------------
                                                                                          17,232,924
----------------------------------------------------------------------------------------------------
Textiles -- 0.3%
 1,450,000DEM B      Texon International PLC, Sr. Notes, 10.000% due 2/1/08                  631,639
----------------------------------------------------------------------------------------------------
Transportation - Marine -- 0.5%
   475,000    B-     Oglebay Norton Co., Sr. Sub. Notes, 10.000% due 2/1/09                  439,375
   675,000    BB-    Sea Containers Ltd., Sr. Sub. Debentures, Series A,
                       12.500% due 12/1/04                                                   577,125
----------------------------------------------------------------------------------------------------
                                                                                           1,016,500
----------------------------------------------------------------------------------------------------
Unregulated Power Generation -- 2.3%
                     AES Corp.:
 2,195,000    Ba1*     Sr. Notes, 9.500% due 6/1/09                                        2,162,075
 1,340,000    Ba3*     Sr. Sub. Notes, 10.250% due 7/15/06                                 1,323,250
 1,000,000    BB+    Calpine Corp., Sr. Notes, 10.500% due 5/15/06                         1,057,500
----------------------------------------------------------------------------------------------------
                                                                                           4,542,825
----------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
20                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------
                       SMITH BARNEY HIGH INCOME PORTFOLIO

  FACE
 AMOUNT+      RATING(a)                 SECURITY                                             VALUE
====================================================================================================
Wholesale Distributors -- 0.2%
   440,000    B      Buhrmann U.S. Inc., Sr. Sub. Notes,
                       12.250% due 11/1/09 (b)                                          $    453,200
----------------------------------------------------------------------------------------------------
                     TOTAL CORPORATE BONDS AND NOTES
                     (Cost -- $187,424,573)                                              173,049,246
----------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES -- 0.1%
Contract Drilling -- 0.1%
   145,000    B-     Parker Drilling Co., Sub. Notes, 5.500% due 8/1/04
                     (Cost -- $105,617)                                                      106,031
----------------------------------------------------------------------------------------------------
  SHARES                         SECURITY                                                    VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCK (d) -- 0.2%
Telecommunications - Other -- 0.2%
    14,121           Tele1 Europe Holdings A.B.                                              218,876
     4,320           World Access Inc.                                                        68,040
----------------------------------------------------------------------------------------------------
                                                                                             286,916
----------------------------------------------------------------------------------------------------
                     TOTAL COMMON STOCK
                     (Cost -- $130,356)                                                      286,916
----------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.1%
Savings and Loan Associations -- 0.1%
    10,100           California Federal Preferred Capital Corp., Series A,
                       9.125% Noncumulative Exchangeable                                     224,725
----------------------------------------------------------------------------------------------------
Telephone - Cellular -- 0.0%
       210           Dobson Communications Corp., 13.000% Exchangeable                        21,551
----------------------------------------------------------------------------------------------------
                     TOTAL PREFERRED STOCK
                     (Cost -- $273,567)                                                      246,276
----------------------------------------------------------------------------------------------------
WARRANTS (d) -- 0.4%
Broadcasting -- 0.0%
     1,075           Australis Holdings Ltd., Expire 10/30/01 (b)                                  0
     1,950           UIH Australia/Pacific Inc., Expire 5/15/06                               58,500
----------------------------------------------------------------------------------------------------
                                                                                              58,500
----------------------------------------------------------------------------------------------------
Cable Television -- 0.0%
       750           Wireless One Inc., Expire 10/19/00                                          188
----------------------------------------------------------------------------------------------------
Internet Services -- 0.2%
     1,625           Splitrock Services, Inc., Expire 7/15/08                                370,894
     2,100           WAM!NET Inc., Expire 3/1/05 (b)                                          24,413
       430           Znet Internet Services, Expire 7/1/09 (b)                                45,150
----------------------------------------------------------------------------------------------------
                                                                                             440,457
----------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    21

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------
                       SMITH BARNEY HIGH INCOME PORTFOLIO

 SHARES                                 SECURITY                                             VALUE
====================================================================================================
Telecommunications - Other -- 0.1%
       700           RSL Communications Ltd., Expire 11/15/06 (b)                       $     36,400
       285           VersaTel Telecom International B.V., Expire 5/15/08 (b)                 152,475
----------------------------------------------------------------------------------------------------
                                                                                             188,875
----------------------------------------------------------------------------------------------------
Telephone Cellular -- 0.1%
       870           Airgate PCS Inc., Expire 10/1/09                                        154,425
       925           Iridium World Communications Ltd., Expire 7/15/05 (b)                         9
----------------------------------------------------------------------------------------------------
                                                                                             154,434
----------------------------------------------------------------------------------------------------
                     TOTAL WARRANTS
                     (Cost -- $305,799)                                                      842,454
====================================================================================================
                     SUB-TOTAL INVESTMENTS
                     (Cost -- $188,239,912)                                              174,530,923
====================================================================================================

   FACE
  AMOUNT                                SECURITY                                             VALUE
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 10.1%
$19,708,000          Goldman, Sachs & Co., 5.670% due 5/1/00;
                       Proceeds at maturity -- $19,717,312; (Fully
                       collateralized by U.S. Treasury Notes and Bonds,
                       6.500% to 11.125% due 10/31/01 to 2/15/21;
                       Market value -- $20,102,171) (Cost -- $19,708,000)                 19,708,000
====================================================================================================
                     TOTAL INVESTMENTS -- 100%
                     (Cost -- $207,947,912**)                                           $194,238,923
====================================================================================================

+    Face amount denominated in U.S. dollars unless otherwise indicated.
(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)  Security has been issued with attached warrants.
(d)  Non-income producing security.
**   Aggregate cost for Federal income tax purposes is substantially the same.

     Currency abbreviations used in this schedule:
     ---------------------------------------------
     CAD -- Canadian Dollar
     DEM -- German Mark
     EUR -- Euro
     GBP -- British Pound

     See page 48 for definitions of ratings.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
22                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------
                      PUTNAM DIVERSIFIED INCOME PORTFOLIO

   FACE
  AMOUNT                         SECURITY                              VALUE
================================================================================

U.S. GOVERNMENT SECTOR -- 24.5%
================================================================================
U.S. Treasury Obligations -- 15.2%
                    U.S. Treasury Bonds:
$9,785,000            5.250% due 5/15/04                             $ 9,344,564
   425,000            5.875% due 11/15/04                                413,878
 1,110,000            6.000% due 8/15/09                               1,085,957
 2,905,000            6.375% due 8/15/27                               2,971,147
 1,805,000            6.125% due 11/15/27                              1,789,513
 7,045,000            6.125% due 8/15/29                               7,058,526
--------------------------------------------------------------------------------
                                                                      22,663,585
--------------------------------------------------------------------------------
U.S. Government Agencies -- 9.3%
   545,000          Federal Home Loan Mortgage Corporation,
                      7.500% due 8/1/28                                  533,926
                    Federal National Mortgage Association (FNMA):
   796,445            6.000% due 4/1/29 - 9/1/30                         721,115
   306,184            7.000% due 5/1/11 - 11/11/29                       296,413
   664,947            7.500% due 9/1/29 - 4/1/30                         650,965
   437,840            8.000% due 11/1/29                                 437,429
                    Government National Mortgage Association (GNMA):
 1,568,212            6.500% due 8/15/27 - 7/15/29                     1,470,200
 5,192,016            7.000% due 11/15/25 - 5/15/28                    4,997,318
   757,465            7.500% due 6/15/23 - 10/15/23                      745,392
 3,934,141            8.000% due 10/15/24 - 3/15/28                    3,946,627
--------------------------------------------------------------------------------
                                                                      13,799,385
--------------------------------------------------------------------------------
                    TOTAL U.S. GOVERNMENT SECTOR
                    (Cost -- $36,671,654)                             36,462,970
================================================================================

   FACE
  AMOUNT     RATING(a)           SECURITY                              VALUE
================================================================================

COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.8%
   781,000   BBB-   Amresco Commercial Mortgage Funding I,
                      Series 1997-C1, Class F, 7.640% due 6/17/29        723,279
   340,000   BBB    Commercial Mortgage Acceptance Corp.,
                      Series 1997-ML1, Class D, 6.973% due 12/15/10      308,709
   380,000   Aaa*   Countrywide Home Loans, Series 1998-3, Class A5,
                      6.750% due 4/25/28                                 345,681
   405,000   BBB    GGP Ala Moana, Series 1999-C1, Class E,
                      8.380% due 9/10/04                                 405,000
    85,000   BBB    GGP Homart, Series 1999-C1, Class G,
                      8.630% due 6/10/03 (b)                              85,000
                    GGP Ivanhoe, Series 1999-C1:
   176,000   BBB      Class F, 8.630% due 10/10/04 (b)                   176,440
   105,000   BBB      Class G, 9.382% due 10/10/04 (b)                   105,263


                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    23

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------
                      PUTNAM DIVERSIFIED INCOME PORTFOLIO

   FACE
  AMOUNT     RATING(a)           SECURITY                                        VALUE
=========================================================================================
                    Merrill Lynch Mortgage Investors Inc.:
$  225,000   BBB-     Series 1996-C2, Class E, 6.960% due 11/21/28             $  193,359
    14,000   BBB      Series 1998-C2, Class D, 6.951% due 2/15/30                  12,648
   190,373   AAA    PNC Mortgage Securities Corp., Series 1997-6,
                      Class A2, 6.600% due 7/25/27                                187,667
   109,322   AAA    Rural Housing Trust, Series 1987-1, Class D,
                      6.330% due 4/1/26                                           106,398
-----------------------------------------------------------------------------------------
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                    (Cost -- $2,699,766)                                        2,649,444
=========================================================================================

ASSET-BACKED SECURITIES -- 0.3%
   400,000   BB-    Airplanes Pass-Through Trust, Series 1, Class D,
                      10.875% due 3/15/19                                         366,500
    70,843   Ba3*   ContiMortgage Home Equity Loan Trust, Series 1997-1,
                      Class M2, 7.670% due 3/15/28                                 34,691
-----------------------------------------------------------------------------------------
                    TOTAL ASSET-BACKED SECURITIES
                    (Cost -- $510,833)                                            401,191
=========================================================================================
HIGH-YIELD SECTOR -- 52.8%
=========================================================================================

CORPORATE BONDS AND NOTES -- 49.9%
Advertising -- 0.6%
   275,000   B      Adams Outdoor Advertising L.P./Adams Outdoor
                      Advertising, Inc., Sr. Notes, 10.750% due 3/15/06           281,875
   230,000   B-     AOA Holding LLC/AOA Capital Corp., Sr. Notes,
                      10.375% due 6/1/06                                          223,100
   119,070   NR     Big Flower Holdings, Inc., Term Loans, 9.004% due 3/1/10 (b)  119,070
   300,000   B1*    Lamar Advertising Co., Guaranteed Sr. Sub. Notes,
                      9.250% due 8/15/07                                          294,000
-----------------------------------------------------------------------------------------
                                                                                  918,045
-----------------------------------------------------------------------------------------
Aerospace -- 0.6%
                    Argo-Tech Corp., Guaranteed Sr. Sub. Notes:
   290,000   B-       8.625% due 10/1/07                                          216,050
    20,000   B-       Series D, 8.625% due 10/1/07                                 14,900
   310,000   B      BE Aerospace Inc., Sr. Sub. Notes, 8.000% due 3/1/08          251,100
   290,000   B-     Decrane Aircraft Holdings Inc., Sr. Sub. Notes,
                      12.000% due 9/30/08 (b)                                     253,750
                    L-3 Communications Corp.:
   100,000   B        Guaranteed Sr. Sub. Notes, Series B, 8.000% due 8/1/08       87,250
                      Sr. Sub. Notes:
    80,000   B          8.500% due 5/15/08                                         72,800
    45,000   B          Series B, 10.375% due 5/1/07                               45,450
-----------------------------------------------------------------------------------------
                                                                                  941,300
-----------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
24                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------
                      PUTNAM DIVERSIFIED INCOME PORTFOLIO

   FACE
  AMOUNT     RATING(a)           SECURITY                                                VALUE
=================================================================================================
Agriculture -- 0.0%
$   28,464   NR     Premium Standard Farms Inc., Sr. Secured Notes,
                      11.000% due 9/17/03                                               $  25,902
-------------------------------------------------------------------------------------------------
Airlines -- 0.6%
   700,000   Ba2*   Calair LLC/Calair Capital Corp., Guaranteed Sr. Notes,
                      8.125% due 4/1/08                                                   638,750
   150,000   C*     Canadian Airlines Corp., Sr. Notes, 10.000% due 5/1/05 (d)            129,750
   280,000   CCC    Cathay International Ltd., Sr. Notes, 13.000% due 4/15/08 (b)         128,100
-------------------------------------------------------------------------------------------------
                                                                                          896,600
-------------------------------------------------------------------------------------------------
Automotive -- 2.3%
   180,000   B      Dura Operating Corp., Sr. Sub. Notes, 9.000% due 5/1/09 (b)           161,100
   540,000   BB+    Federal-Mogul Corp., Notes, 7.750% due 7/1/06                         442,800
   260,000   BB+    Lear Corp., Sub. Notes, 9.500% due 7/15/06                            256,100
    90,000   B      Motor Coach Industries International, Inc.,
                      Guaranteed Sr. Sub. Notes, 11.250% due 5/1/09                        87,300
   120,000   NR     Motors and Gears, Inc., Sr. Notes, Series D,
                      10.750% due 11/15/06                                                114,600
   300,000   NR     Navistar International Inc., Sr. Sub. Notes, 8.000% due 2/1/08        283,500
    47,000   B-     Oxford Automotive, Inc., Guaranteed Sr. Sub. Notes,
                      Series D, 10.125% due 6/15/07                                        43,945
    60,000   Ca*    Safety Components International Inc., Sr. Sub. Notes,
                      10.125% due 7/15/07 (d)                                               8,700
 2,000,000   NR     Transportation Technologies Industries, Inc., Term Loans,
                      9.859% due 3/1/07 (b)                                             1,985,000
-------------------------------------------------------------------------------------------------
                                                                                        3,383,045
-------------------------------------------------------------------------------------------------
Broadcasting -- 3.0%
   225,000   B-     ACME Television, LLC/ACME Finance Corp., Sr. Discount
                      Notes, step bond to yield 11.737% due 9/30/04                       209,250
   110,000   B      Affinity Group Holdings Inc., Sr. Notes, 11.000% due 4/1/07            92,950
                    AMFM Inc.:
   660,000   Ba2*     Guaranteed Sr. Notes, 8.000% due 11/1/08                            659,175
   155,000   B        Sr. Discount Notes, step bond to yield
                        18.403% due 2/1/09                                                137,175
   240,000   B        Sr. Sub. Notes, 9.250% due 7/1/07                                   242,400
    75,800   NR     AMFM Operating Inc., Sr. Sub. Exchange Debentures,
                      12.625% due 10/31/06                                                 86,980
    40,000   B-     Azteca Holdings S.A., Sr. Notes, 11.000% due 6/15/02                   38,500
    56,900   B      Capstar Broadcasting Partners, Inc., Sub. Debentures,
                      12.000% due 7/1/09                                                   65,435
    40,000   CC     Central European Media Enterprises Ltd., Sr. Notes,
                      9.375% due 8/15/04                                                   15,800
   305,000   B-     Citadel Broadcasting Co., Sr. Sub. Notes, 10.250% due 7/1/07          308,050
   520,000   B      Echostar DBS Corp., Sr. Notes, 9.375% due 2/1/09 (b)                  507,000

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    25

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------
                      PUTNAM DIVERSIFIED INCOME PORTFOLIO

   FACE
  AMOUNT     RATING(a)           SECURITY                                                VALUE
=================================================================================================
Broadcasting -- 3.0% (continued)
                    Fox Kids Worldwide, Inc.:
$   60,000   B1*      Sr. Discount Notes, step bond to yield
                        12.514% due 11/1/07                                             $  36,900
   175,000   B1*      Sr. Notes, 9.250% due 11/1/07                                       154,875
                    Garden State Newspapers, Inc., Sr. Sub. Notes:
   225,000   B+       8.750% due 10/1/09                                                  201,375
   130,000   B+       8.625% due 7/1/11 (b)                                               113,750
                    Granite Broadcasting Corp., Sr. Sub. Notes:
   100,000   B3*      9.375% due 12/1/05                                                   92,250
    30,000   B3*      8.875% due 5/15/08                                                   25,800
   340,000   B-     LIN Holdings Corp., Sr. Discount Notes, step bond to yield
                      12.065% due 3/1/08                                                  204,000
    95,000   B2*    LIN Television Corp., Guaranteed Sr. Sub. Notes,
                      8.375% due 3/1/08                                                    82,412
   110,000   B-     Paxon Communications, Sr. Sub. Notes,
                      11.625% due 10/1/02 (b)                                             112,475
   195,000   NR     PHI Holdings Inc., Notes, 16.000% due 5/15/01                         169,650
   180,000   B-     Radio One, Inc., Guaranteed Sr. Sub. Notes, Series B,
                      7.000% due 5/15/04                                                  191,700
   240,000   CCC+   Sirius Satellite Radio Inc., Sr. Secured Notes,
                      14.500% due 5/15/09                                                 220,800
   240,000   B-     Spanish Broadcasting Systems Inc., Sr. Notes,
                      9.625% due 11/1/09                                                  236,400
   240,000   B+     TV Azteca SA, Guaranteed Sr. Notes, 10.500% due 2/15/07               217,200
   100,000   NR     XM Satellite Radio Holdings, Inc., Sr. Secured Notes,
                      14.000% due 3/15/10 (b)(c)                                           90,500
-------------------------------------------------------------------------------------------------
                                                                                        4,512,802
-------------------------------------------------------------------------------------------------
Building/Construction -- 0.6%
   120,000   B-     Albecca Inc., Sr. Sub. Notes, 10.750% due 8/15/08                      96,900
    50,000   Caa1*  American Architectural Products Corp., Sr. Notes,
                      11.750% due 12/1/07                                                  12,625
    50,000   B-     Atrium Cos. Inc., Guaranteed Sr. Sub. Notes, Series B,
                      10.500% due 5/1/09                                                   46,750
   140,000   BB     Building Materials Corp., Sr. Notes, 8.000% due 12/1/08 (b)           119,000
   300,000   Ba1*   D.R. Horton, Inc., Guaranteed Sr. Notes, 8.000% due 2/1/09            255,000
    30,000   B2*    Del Webb Corp., Sr. Sub. Debentures, 9.375% due 5/1/09                 24,150
   190,000   BB-    GS Superhighway, Sr. Notes, 9.875% due 8/15/04 (b)                    135,375
    40,000   BB     MDC Holdings, Inc., Sr. Notes, 8.375% due 2/1/08                       34,400
   100,000   B      NCI Building Systems Inc., Series B, Sr. Sub. Notes,
                      9.250% due 5/1/09                                                    92,000
    50,000   B      Republic Group Inc., Sr. Sub. Notes, 9.500% due 7/15/08                40,750
-------------------------------------------------------------------------------------------------
                                                                                          856,950
-------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
26                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------
                      PUTNAM DIVERSIFIED INCOME PORTFOLIO

   FACE
  AMOUNT     RATING(a)           SECURITY                                                VALUE
=================================================================================================
Business Services -- 0.0%
$   30,000   B-     Outsourcing Solutions Inc., Sr. Sub. Notes,
                      11.000% due 11/1/06                                               $  26,587
-------------------------------------------------------------------------------------------------
Cable -- 3.4%
   550,000   B-     Allbritton Communications Co., Sr. Sub. Notes,
                      8.875% due 2/1/08                                                   495,000
   320,000   BB-    Century Communications Corp., Sr. Notes, 9.500% due 3/1/05            310,400
   710,000   B+     Charter Communications Holdings LLC, Sr. Notes,
                      8.625% due 4/1/09 (b)                                               623,913
   150,000   B-     Classic Cable Inc., Sr. Sub. Notes, 10.500% due 3/1/10 (b)            148,500
                    CSC Holdings Inc.:
    50,000   BB-      Debentures, 7.875% due 2/15/18                                       44,563
 1,020,000   BB-      Sr. Notes, 7.250% due 7/15/08                                       923,100
                      Sr. Sub. Debentures:
    25,000   BB-        9.875% due 2/15/13                                                 25,500
   250,000   BB-        10.500% due 5/15/16                                               271,250
   235,000   B-     Diamond Cable Communications PLC, Sr. Discount Notes,
                      step bond to yield 11.817% due 2/15/07                              179,775
   150,000   BB-    FLAG Ltd., Sr. Notes, 8.250% due 1/30/08                              123,750
   165,000   B3*    Golden Sky Systems Inc., Sr. Sub. Notes,
                      12.375% due 8/1/06                                                  182,325
   245,000   NR     KNOLOGY Holdings, Inc., Sr. Discount Notes,
                      step bond to yield 15.916% due 10/15/07                             155,575
                    NTL Inc., Sr. Notes:
   305,000   B-       10.000% due 2/15/07 (b)                                             297,375
   130,000   B-       11.500% due 10/1/08                                                 132,600
    40,000   B3*    Pegasus Communications Corp., Sr. Notes,
                      9.750% due 12/1/06 (b)                                               39,400
    90,000   B3*    Pegasus Media & Communications Inc., Notes,
                      12.500% due 7/1/05                                                   96,075
   400,000   BB+    Rogers Cablesystems Ltd., Debentures, 10.125% due 9/1/12              417,000
   110,000   Caa3*  Supercanal Holdings S.A., Sr. Notes, 11.500% due 5/15/05 (d)           55,550
   480,000   B+     Telewest PLC, Sr. Notes, 9.875% due 2/1/10 (b)                        472,800
-------------------------------------------------------------------------------------------------
                                                                                        4,994,451
-------------------------------------------------------------------------------------------------
Chemicals -- 1.7%
    90,000   B-     GEO Specialty Chemicals, Inc., Sr. Sub. Notes,
                      10.125% due 8/1/08 (b)                                               77,850
   160,000   BB-    Georgia Gulf Corp., Sr. Sub. Notes, 10.375% due 11/1/07 (b)           164,800
                    Huntsman Corp., Sr. Sub. Notes:
   100,000   B2*      9.380% due 7/1/07 (b)                                                91,625
    50,000   B2*      9.500% due 7/1/07 (b)                                                45,750

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    27

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------
                      PUTNAM DIVERSIFIED INCOME PORTFOLIO

   FACE
  AMOUNT     RATING(a)           SECURITY                                                VALUE
=================================================================================================
Chemicals -- 1.7% (continued)
$  370,000   B+     Huntsman ICI Chemicals LLC, Guaranteed Sr. Sub. Notes,
                      10.125% due 7/1/09                                               $  371,850
   200,000   BB-    ISP Holdings Inc., Sr. Notes, 9.750% due 2/15/06                      191,000
    50,000   B2*    Koppers Industries Inc., Sr. Notes, 9.875% due 12/1/07                 45,750
                    Lyondell Chemical Co.:
   676,000   BB       Sr. Secured Notes, Series A, 9.625% due 5/1/07                      668,395
    80,000   B+       Sr. Sub. Notes, 10.875% due 5/1/09                                   79,400
   450,000   B      PCI Chemicals, Sr. Secured Notes, 9.250% due 10/15/07                 362,813
                    Polymer Group Inc., Sr. Sub. Notes:
    65,000   B        9.000% due 7/1/07                                                    58,825
    70,000   B        8.750% due 3/1/08                                                    63,175
                    Sterling Chemicals Holdings, Inc.:
   105,000   B        Sr. Discount Notes, step bond to yield 19.790% due 8/15/08           48,825
   110,000   B        Sr. Secured Notes, Series B, 12.375% due 7/15/06                    114,950
                      Sr. Sub. Notes:
    30,000   B          11.750% due 8/15/06                                                26,850
    30,000   B          Series A, 11.250% due 4/1/07                                       25,350
   190,000   B+     Trikem S.A., Sub. Notes, 10.625% due 7/24/07 (b)                      142,025
-------------------------------------------------------------------------------------------------
                                                                                        2,579,233
-------------------------------------------------------------------------------------------------
Conglomerates -- 0.5%
                    Iron Mountain Inc.:
   725,000   B        Guaranteed Sr. Sub. Notes, 8.750% due 9/30/09                       650,687
    40,000   B        Sr. Sub. Notes, 8.250% due 6/26/07                                   34,500
-------------------------------------------------------------------------------------------------
                                                                                          685,187
-------------------------------------------------------------------------------------------------
Consumer Products and Services -- 0.4%
   200,000   B      Coinmach Corp., Sr. Notes, 11.750% due 11/15/05                       177,000
                    French Fragrances, Inc.:
    40,000   B+       Guaranteed Sr. Notes, Series D, 10.375% due 5/15/07                  38,600
    30,000   B+       Sr. Notes, Series B, 10.375% due 5/15/07                             28,950
                    Revlon Consumer Products Corp.:
    40,000   CCC+     Sr. Exchange Notes, 8.125% due 2/1/06                                28,600
    80,000   CCC+     Sr. Notes, 9.000% due 11/1/06                                        58,000
   180,000   CCC      Sr. Sub. Notes, 8.625% due 2/1/08                                    90,000
   180,000   B+     Royster-Clark, Inc., First Mortgage Notes, 10.250% due 4/1/09         147,600
    45,000   B-     Sealy Mattress Co., Sr. Sub. Notes, 9.875% due 12/15/07                44,100
-------------------------------------------------------------------------------------------------
                                                                                          612,850
-------------------------------------------------------------------------------------------------
Containers -- 0.3%
   290,000   B      AEP Industries Inc., Sr. Sub. Notes, 9.875% due 11/15/07              242,150
   230,000   B+     Packaging Corp., Sr. Sub. Notes, 9.625% due 4/1/09 (b)                232,875
-------------------------------------------------------------------------------------------------
                                                                                          475,025
-------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
28                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------
                      PUTNAM DIVERSIFIED INCOME PORTFOLIO

   FACE
  AMOUNT     RATING(a)           SECURITY                                               VALUE
=================================================================================================
Electronics -- 0.8%
$1,000,000   BB-    Amkor Technology Inc., Sr. Notes, 9.250% due 5/1/03                $  985,000
    60,000   B-     ChipPAC International Ltd., Guaranteed Sr. Sub. Notes,
                      12.750% due 8/1/09 (b)                                               63,300
    20,000   B1*    Moog Inc., Sr. Sub. Notes, 10.000% due 5/1/06                          19,550
   160,000   B      Zilog Inc., Sr. Secured Notes, 9.500% due 3/1/05                      144,800
-------------------------------------------------------------------------------------------------
                                                                                        1,212,650
-------------------------------------------------------------------------------------------------
Energy -- 2.9%
    60,000   BB-    AES China Generating Co., Ltd., Notes,
                      10.125% due 12/15/06                                                 40,500
   280,000   B1*    Belco Oil & Gas Corp., Guaranteed Sr. Sub. Notes,
                      Series B, 10.500% due 4/1/06                                        284,200
    15,000   B      Benton Oil & Gas Co., Sr. Notes, 9.375% due 11/1/07                     8,812
   655,000   BB     CMS Energy Corp., Sr. Notes, 8.125% due 5/15/02                       643,538
    90,000   B+     Giant Industries, Inc., Guaranteed Sr. Sub. Notes,
                      9.000% due 9/1/07                                                    80,550
                    Gulf Canada Resources Ltd., Sr. Sub. Debentures:
    40,000   BBB-     9.250% due 1/15/04                                                   40,200
    50,000   BBB-     9.625% due 7/1/05                                                    50,750
   100,000   B      HS Resources, Inc., Guaranteed Sr. Sub. Notes,
                      9.250% due 11/15/06                                                  98,250
   500,000   BB-    Leviathan Gas Pipe Line Partners, L.P./Leviathan
                      Finance Corp., Guaranteed Sr. Sub. Notes, Series B,
                      10.375% due 6/1/09                                                  509,375
 1,000,000   B+     Nuevo Energy Co., Sr. Sub. Notes, Series B,
                      9.500% due 6/1/08                                                   987,500
                    Ocean Energy, Inc.:
   160,000   BB-      Guaranteed Sr. Sub. Notes, Series B, 8.875% due 7/15/07             158,800
   160,000   BB-      Sr. Notes, Series B, 8.375% due 7/1/08                              154,400
                    Parker Drilling Co.:
    30,000   B-       Convertible Bonds, 5.500% due 8/1/04                                 21,937
   120,000   B-       Guaranteed Sr. Sub. Notes, Series D, 9.750% due 11/15/06            113,400
   100,000   BB+    Pioneer Natural Resources Co., Guaranteed Sr. Notes,
                      9.625% due 4/1/10                                                    99,750
   500,000   Ba3*   R&B Falcon Corp., Guaranteed Sr. Notes,
                      9.500% due 12/15/08                                                 495,000
    90,000   BB+    Santa Fe Synder Corp., Notes, 8.750% due 6/15/07                       88,875
   250,000   Caa1*  Seven Seas Petroleum Inc., Sr. Notes, 12.500% due 5/15/05             105,625
    50,000   B      Stone Energy Corp., Guaranteed Sr. Sub. Notes,
                      8.750% due 9/15/07                                                   47,250
   260,000   BB-    Vintage Petroleum Inc., Sr. Sub. Notes, 9.750% due 6/30/09            262,600
    80,000   NR     XCL Ltd., Sr. Secured Discount Notes,
                      13.500% due 5/1/04 (b)(c)(d)                                          8,000
-------------------------------------------------------------------------------------------------
                                                                                        4,299,312
-------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    29

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------
                      PUTNAM DIVERSIFIED INCOME PORTFOLIO

   FACE
  AMOUNT     RATING(a)           SECURITY                                                VALUE
=================================================================================================
Entertainment -- 0.5%
$  210,000   B-     AMC Entertainment Inc., Sr. Sub. Notes,
                      9.500% due 2/1/11 (b)                                            $  115,500
   125,000   B      Cinemark USA Inc., Sr. Sub. Notes, 9.625% due 8/1/08                   84,375
   110,000   B      Hollywood Park Inc., Sr. Sub. Notes, 9.250% due 2/15/07 (b)           110,000
                    SFX Entertainment, Inc., Guaranteed Sr. Sub. Notes:
   240,000   B-       9.125% due 12/1/08 (b)                                              241,200
   150,000   B-       Series B, 9.125% due 2/1/08                                         150,750
   110,000   Ca*    Silver Cinemas International, Inc., Sr. Sub. Notes,
                      10.500% due 4/15/05 (d)                                              26,950
   293,000   C*     United Artists Theatre Co., Sr. Sub. Notes, Series B,
                      9.750% due 4/15/08 (d)                                               13,185
-------------------------------------------------------------------------------------------------
                                                                                          741,960
-------------------------------------------------------------------------------------------------
Environmental Services -- 1.0%
   350,000   BB-    Allied Waste Industries, Inc., Debentures,
                      7.400% due 9/15/35                                                  248,500
   630,000   BB-    Allied Waste North America, Inc., Guaranteed Sr. Sub.
                      Notes, Series B, 10.000% due 8/1/09                                 429,975
   120,000   BB     Azurix Corp., Notes, 10.375% due 2/15/07 (b)                          121,500
                    Waste Management Inc.:
   500,000   BBB      Guaranteed Sr. Notes, 6.875% due 5/15/09                            410,625
   330,000   BBB      Notes, 7.700% due 10/1/02                                           313,913
-------------------------------------------------------------------------------------------------
                                                                                        1,524,513
-------------------------------------------------------------------------------------------------
Financial Services -- 2.6%
   215,000   CCC+   Aames Financial Corp., Sr. Notes, 9.125% due 11/1/03                  125,775
                    Advanta Corp., Notes:
    80,000   BB-      7.000% due 5/1/01                                                    76,700
   270,000   BB-      6.920% due 1/28/02                                                  249,075
                    Amresco Inc. Sr. Sub. Notes:
   150,000   CCC-     Series 97-A, 10.000% due 3/15/04                                     99,750
    60,000   CCC-     Series 98-A, 9.875% due 3/15/05                                      39,900
   200,000   B+     Chevy Chase Savings Bank, Sub. Debentures,
                      9.250% due 12/1/05                                                  190,500
    30,000   BB     Colonial Capital II, Guaranteed Capital Securities,
                      Series A, 8.920% due 1/15/27                                         26,962
   170,000   BB     Conseco Financing Trust III, Guaranteed Capital Securities,
                      8.796% due 4/1/27                                                    55,250
                    ContiFinancial Corp., Sr. Notes:
   250,000   CC       7.500% due 3/15/02 (d)                                               28,125
   600,000   CC       8.375% due 8/15/03 (d)                                               67,500
    70,000   CC       8.125% due 4/1/08 (d)                                                 7,875

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
30                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------
                      PUTNAM DIVERSIFIED INCOME PORTFOLIO

   FACE
  AMOUNT     RATING(a)           SECURITY                                                VALUE
=================================================================================================
Financial Services -- 2.6% (continued)
$  190,000   B      Delta Financial Corp., Sr. Notes, 9.500% due 8/1/04                 $ 109,250
   750,000   BB+    Golden State Holdings Inc., Sr. Notes, 7.000% due 8/1/03              687,187
     1,000   Caa1*  Greate Bay Property Funding, First Mortgage Notes,
                      10.875% due 1/15/04 (d)                                                 655
   330,000   B1*    Hanvit Bank, Sub. Notes, 11.750% due 3/1/10 (b)                       325,875
    60,000   B-     Imperial Credit Capital Trust I, Guaranteed Notes,
                      Series B, 10.250% due 6/14/02                                        46,350
    70,000   B-     Imperial Credit Industries Inc., Sr. Notes, Series B,
                      9.875% due 1/15/07                                                   51,275
   310,000   CCC+   Madison River Capital LLC/Madison River Finance Corp.,
                      Sr. Notes, 13.250% due 3/1/10 (b)                                   292,950
   250,000   B-     Nationwide Credit Inc., Sr. Notes, 10.250% due 1/15/08                183,750
   280,000   B2*    Ocwen Capital Trust I, Guaranteed Capital Securities,
                      10.875% due 8/1/27                                                  158,200
    45,000   B+     Ocwen Federal Bank FSB, Sub. Debentures,
                      12.000% due 6/15/05                                                  41,850
    25,000   B+     Ocwen Financial Corp., Notes, 11.875% due 10/1/03                      22,875
    30,000   B+     Pioneer Americas Acquisition Corp., Sr. Secured Notes,
                      9.250% due 6/15/07                                                   25,050
   106,170   CC     Polytama International Finance BV, Guaranteed Notes,
                      11.250% due 6/15/07                                                  15,926
   430,000   BB-    RBF Finance Co., Sr. Secured Notes, 11.000% due 3/15/06               454,725
   314,000   BBB-   Reliance Group Holdings, Inc., Sr. Notes, 9.000% due 11/15/00         292,805
   165,000   B-     Resource America Inc., Sr. Notes, 12.000% due 8/1/04                  137,775
    30,000   Baa3*  Riggs Capital, Trust Preferred Securities,
                      8.625% due 12/31/26 (b)                                              24,263
    40,000   BB     Webster Capital Trust I, Capital Securities,
                      9.360% due 1/29/27 (b)                                               38,650
-------------------------------------------------------------------------------------------------
                                                                                        3,876,823
-------------------------------------------------------------------------------------------------
Food and Beverage -- 0.5%
                    Aurora Foods Inc., Sr. Sub. Notes:
   130,000   CCC+     Series B, 9.875% due 2/15/07                                         73,450
   100,000   CCC+     Series D, 9.875% due 2/15/07                                         56,500
   250,000   B      FRD Acquisition Co., Sr. Notes, 12.500% due 7/15/04                    88,750
   170,000   CCC+   Rab Enterprises Inc., Sr. Notes, 10.500% due 5/1/05                   113,050
   260,000   B-     Triarc Consumer Products Group LLC/Triarc Beverage
                      Holdings Corp., Guaranteed Sr. Sub. Notes,
                      10.250% due 2/15/09                                                 245,700
   150,000   B      Vlasic Foods International Inc., Sr. Sub. Notes, Series B,
                      10.250% due 7/1/09                                                   98,250
-------------------------------------------------------------------------------------------------
                                                                                          675,700
-------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    31

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------

                      PUTNAM DIVERSIFIED INCOME PORTFOLIO

   FACE
  AMOUNT     RATING(a)           SECURITY                                                VALUE
=================================================================================================
Health Care -- 2.5%
$   80,000   B-     Alaris Medical Systems Inc., Sr. Sub. Notes,
                      9.750% due 12/1/06                                                 $ 64,500
    70,000   B      Bio-Rad Laboratories, Inc., Sr. Sub. Notes,
                      11.625% due 2/15/07 (b)                                              71,750
                    Columbia/HCA Healthcare Corp.:
    50,000   BB+      Debentures, 8.360% due 4/15/24                                       45,250
                      Notes:
    40,000   BB+        7.000% due 7/1/07                                                  35,400
    60,000   BB+        7.250% due 5/20/08                                                 53,175
    50,000   BB+        7.690% due 6/15/25                                                 41,000
   230,000   Ba2*       6.630% due 7/15/45                                                216,487
   100,000   B2*    Dade International Inc., Sr. Sub. Notes, 11.125% due 5/1/06            92,500
   125,000   B3*    Extendicare Health Services, Inc., Guaranteed Sr. Sub. Notes,
                      9.350% due 12/15/07                                                  63,125
   150,000   Ba3*   Fresenius Medical Care Capital Trust, 7.875% due 2/1/08               136,500
    40,000   B-     Hanger Orthopedic Group, Inc., Sr. Sub. Notes,
                      11.250% due 6/15/09                                                  31,800
   190,000   BBB-   Healthsouth Corp., Convertible Sub. Debentures,
                      3.250% due 4/1/03                                                   150,100
                    ICN Pharmaceuticals Inc., Sr. Notes:
   150,000   BB       9.250% due 8/15/05                                                  146,625
   470,000   BB       8.750% due 11/15/08                                                 439,450
   260,000   C      Integrated Health Services, Inc., Sr. Sub. Notes,
                      9.500% due 9/15/07 (d)                                                6,500
   155,000   B3*    Kinetic Concepts Inc., Sr. Sub. Notes, 9.625% due 11/1/07             113,925
   100,000   B-     Leiner Health Products Inc., Sr. Sub. Notes, 9.625% due 7/1/07         74,625
   100,000   B-     Lifepoint Hospitals Holdings, Inc., Guaranteed Sr. Sub.
                      Notes, Series B, 10.750% due 5/15/09                                103,500
                    Mariner Post-Acute Network Inc., Sr. Sub. Notes:
   140,000   C*       9.500% due 11/1/07 (d)                                                3,500
   310,000   C*       Step bond to yield 11.453% due 11/1/07 (d)                            4,650
   110,000   CC     Mediq Inc., Sr. Discount Debentures, step bond to yield
                      18.655% due 6/1/09 (b)                                                6,050
   140,000   Caa3*  Mediq/PRN Life Support Services, Inc., Guaranteed
                      Sr. Sub. Notes, 11.000% due 6/1/08 (b)                               14,700
                    Medpartners Inc., Sr. Sub. Notes:
    10,000   B        6.875% due 9/1/00                                                     9,850
    20,000   B        7.375% due 10/1/06                                                   16,300
   330,000   C      Multicare Cos. Inc., Sr. Sub. Notes, 9.000% due 8/1/07                 18,150
   120,000   Ca*    Paracelsus Healthcare Corp., Sr. Sub. Notes,
                      10.000% due 8/15/06 (d)                                              36,600
                    Sun Healthcare Group Inc., Sr. Sub. Notes:
   165,000   Ca*      9.500% due 7/1/07 (b)(d)                                             10,725
   190,000   Ca*      9.375% due 5/1/08 (d)                                                12,350

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
32                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------
                      PUTNAM DIVERSIFIED INCOME PORTFOLIO

   FACE
  AMOUNT     RATING(a)           SECURITY                                                VALUE
=================================================================================================
Health Care -- 2.5% (continued)
                    Tenet Healthcare Corp.:
$   45,000   BB+      Sr. Notes, 8.000% due 1/15/05                                    $   43,312
                      Sr. Sub. Notes:
   245,000   BB+        8.625% due 1/15/07                                                236,119
   150,000   BB+        8.125% due 12/1/08 (b)                                            140,250
 1,190,000   B-     Triad Hospitals Holdings, Inc., Guaranteed Sr. Sub. Notes,
                      11.000% due 5/15/09                                               1,243,550
-------------------------------------------------------------------------------------------------
                                                                                        3,682,318
-------------------------------------------------------------------------------------------------
Hotel/Casino -- 3.1%
    60,000   B-     Ameristar Casinos, Inc., Guaranteed Sr. Sub. Notes,
                      Series B, 10.500% due 8/1/04                                         60,000
    55,000   B+     Autotote Corp., Guaranteed Sr. Notes, Series B,
                      10.875% due 8/1/04                                                   54,587
   260,000   B+     Boyd Gaming Co., Sr. Sub. Notes, 9.500% due 7/15/07                   247,000
   100,000   B-     Epic Resorts Inc., Sr. Secured Notes, 13.000% due 6/15/05              63,500
   200,000   Caa3*  Fitzgeralds Gaming Corp., Sr. Secured Notes,
                      12.250% due 12/15/04 (d)                                            111,000
    20,000   B-     Hard Rock Hotel, Inc., Sr. Sub. Notes, Series B,
                      9.250% due 4/1/05                                                    17,800
   400,000   BB+    Harrah's Operating Co., Inc., Guaranteed Sr. Notes,
                      7.500% due 1/15/09                                                  377,500
                    HMH Properties, Inc.:
   350,000   BB       Guaranteed Sr. Notes, Series B, 7.875% due 8/1/08                   304,500
    50,000   BB       Sr. Notes, 8.450% due 12/1/08                                        44,875
   430,000   B      Hollywood Casino Corp., Guaranteed Sr. Secured Notes,
                      11.250% due 5/1/07                                                  438,600
   130,000   B+     Horseshoe Gaming Holding Corp., Guaranteed Sr. Sub.
                      Notes, Series B, 8.625% due 5/15/09                                 122,525
   500,000   BB-    Host Marriott Travel Plaza, Sr. Secured Notes,
                      9.500% due 5/15/05                                                  518,750
   350,000   B      Isle of Capri Black Hawk LLC/Isle of Capri Black Hawk
                      Capital Corp., First Mortgage Notes, Series B,
                      13.000% due 8/31/04                                                 382,375
    60,000   B      Isle of Capri Casinos Corp., Guaranteed Sr. Sub. Notes,
                      Series B, 8.750% due 4/15/09                                         54,450
   160,000   BB-    Mohegan Tribal Gaming Authority, Sr. Sub. Notes,
                      8.750% due 1/1/09                                                   152,000
                    Park Place Entertainment Corp.:
    90,000   BBB-     Sr. Notes, 8.500% due 11/15/06                                       86,625
    80,000   BB+      Sr. Sub. Notes, 9.375% due 2/15/07 (b)                               79,400
    75,000   BBB-   Players International Inc., Sr. Notes, 10.875% due 4/15/05             78,187
    90,000   B+     Prime Hospitality Corp., Sr. Sub. Notes, 9.750% due 4/1/07             86,850

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    33

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------
                      PUTNAM DIVERSIFIED INCOME PORTFOLIO

   FACE
  AMOUNT     RATING(a)           SECURITY                                                VALUE
=================================================================================================
Hotel/Casino -- 3.1% (continued)
                    Starwood Hotels & Resorts Worldwide Inc., Notes:
$  250,000   BB+      6.250% due 11/15/00                                              $  246,875
   300,000   BB+      6.750% due 11/15/03                                                 279,000
   600,000   B-     Trump Atlantic City Associates/Trump Atlantic City
                      Funding, Inc., First Mortgage Notes, 11.250% due 5/1/06             435,750
   230,000   NR     Trump Castle Funding Inc., Notes, 10.250% due 4/30/03 (b)             232,300
   140,000   CCC+   Venetian Casino Resort LLC/Las Vegas Sands, Inc.,
                      Guaranteed Mortgage Notes, 12.250% due 11/15/04                     137,200
-------------------------------------------------------------------------------------------------
                                                                                        4,611,649
-------------------------------------------------------------------------------------------------
Industrial Goods and Services -- 1.4%
    70,000   B+     Applied Power Inc., Sr. Sub. Notes, 8.750% due 4/1/09                  72,450
   250,000   B-     Axia Inc., Sr. Sub. Notes, 10.750% due 7/15/08                        191,875
   350,000   B-     Better Minerals & Aggregates, Sr. Sub. Notes,
                      13.000% due 9/15/09 (b)                                             348,250
   140,000   B+     Flextronics International Ltd., Sr. Sub. Notes,
                      8.750% due 10/15/07                                                 133,000
   240,000   B2*    Home Interiors and Gifts Inc., Sr. Sub. Notes,
                      10.125% due 6/1/08                                                  190,800
    80,000   B      Huntsman Packaging Corp., Sr. Sub. Notes,
                      9.125% due 10/1/07                                                   83,600
    50,000   B-     Jackson Products Inc., Sr. Sub. Notes, 9.500% due 4/15/05              45,750
   500,000   B      North Atlantic Trading Co., Inc., Sr. Notes, Series B,
                      11.000% due 6/15/04                                                 467,500
   590,000   BB+    Owens-Illinois Inc., Sr. Notes, 8.100% due 5/15/07                    550,175
    60,000   B-     Paragon Corporate Holdings Inc., Guaranteed Sr. Notes,
                      9.625% due 4/1/08                                                    18,300
-------------------------------------------------------------------------------------------------
                                                                                        2,101,700
-------------------------------------------------------------------------------------------------
Manufacturing -- 0.7%
   440,000   B-     Blount Inc., Sr. Sub. Notes, 13.000% due 8/1/09                       433,400
    90,000   B-     Burke Industries, Inc., Guaranteed Sr. Sub. Notes,
                      10.000% due 8/15/07                                                  34,650
   120,000   B-     Decora Industries, Inc., Secured Notes, 11.000% due 5/1/05             55,800
    35,000   CCC+   HCC Industries Inc., Sr. Sub. Notes, 10.750% due 5/15/07               17,675
   200,000   B-     Roller Bearing Co., Inc., Sr. Sub. Notes, 9.625% due 6/15/07          185,000
   270,000   CCC+   Samsonite Corp., Sr. Sub. Notes, 10.750% due 6/15/08                  228,150
    90,000   B+     Tenneco Automotive Inc., Guaranteed Sr. Sub. Notes,
                      Series B, 11.625% due 10/15/09                                       90,450
-------------------------------------------------------------------------------------------------
                                                                                        1,045,125
-------------------------------------------------------------------------------------------------
Metals -- 1.3%
   390,000   BB     AK Steel Corp., Sr. Notes, 7.875% due 2/15/09                         358,800
   128,550   CCC    Anker Coal Group Inc., Sr. Secured Notes,
                      14.250% due 9/1/07                                                   54,634

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
34                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------
                      PUTNAM DIVERSIFIED INCOME PORTFOLIO

   FACE
  AMOUNT     RATING(a)           SECURITY                                                VALUE
=================================================================================================
Metals -- 1.3% (continued)
$  180,000   BB     California Steel Industries, Inc., Sr. Notes, Series B,
                      8.500% due 4/1/09                                                $  170,100
    60,000   B-     Continental Global Group Inc., Sr. Notes, 11.000% due 4/1/07           24,300
   170,000   B3*    Kaiser Aluminum & Chemical Corp., Sr. Sub. Notes,
                      12.750% due 2/1/03                                                  161,500
   200,000   B-     Lodestar Holdings Inc., Sr. Notes, 11.500% due 5/15/05                 41,000
   370,000   NR     LTV Corp., Sr. Notes, 11.750% due 11/15/09 (b)                        366,300
   330,000   Ba3*   National Steel Corp., First Mortgage Bonds,
                      Series D, 9.875% due 3/1/09                                         334,125
    90,000   NR     Neenah Corp., Sr. Sub. Notes, 11.125% due 5/1/07 (b)                   70,650
   110,000   B+     WCI Steel Inc., Sr. Secured Notes, Series B,
                      10.000% due 12/1/04                                                 108,900
    70,000   B+     Wheeling-Pittsburg Corp., Guaranteed Sr. Notes,
                      9.250% due 11/15/07                                                  64,050
   170,000   B-     WHX Corp., Sr. Notes, 10.500% due 4/15/05                             158,525
-------------------------------------------------------------------------------------------------
                                                                                        1,912,884
-------------------------------------------------------------------------------------------------
Paper -- 2.0%
   235,000   B3*    APP China Group Ltd., Sr. Discount Notes,
                      14.000% due 3/15/10 (b)(c)                                          188,587
   300,000   Caa*   APP Finance II Mauritius Ltd., Perpetual Notes, 12.000%               165,750
   295,000   B      Doman Industries Ltd., Sr. Notes, 8.750% due 3/15/04                  261,075
                    Gaylord Container Corp.:
   120,000   B-       Sr. Notes, Series B, 9.3750% due 6/15/07                            105,000
    80,000   B-       Sr. Sub. Notes, Series B, 9.875% due 2/15/08                         63,600
   130,000   B-     Impac Group, Inc., Sr. Sub. Notes, 10.125% due 3/15/08                130,650
   195,000   B3*    Indah Kiat Finance Mauritius Ltd., Sr. Notes,
                      10.000% due 7/1/07                                                  129,187
   190,000   B+     Pacifica Paper, Inc., Sr. Notes, 10.000% due 3/15/09                  190,950
   395,000   B3*    Pindo Deli Finance Mauritius Ltd., Sr. Notes,
                      10.750% due 10/1/07                                                 259,712
   519,000   CCC+   Repap New Brunswick, Sr. Notes, 10.625% due 4/15/05                   491,753
   895,000   B-     Riverwood International Corp., Sr. Sub. Notes,
                      10.875% due 4/1/08                                                  863,675
   220,000   B3*    Tjiwi Kimia Finance Mauritius Ltd., Sr. Notes, 10.000% due 8/1/04     147,950
-------------------------------------------------------------------------------------------------
                                                                                        2,997,889
-------------------------------------------------------------------------------------------------
Publishing -- 0.1%
   200,000   B-     Perry-Judd Inc., Sr. Sub. Notes, 10.625% due 12/15/07                 161,000
                    Von Hoffman Press Inc., Sr. Sub. Notes:
    30,000   B-       10.375% due 5/15/07 (b)                                              27,600
    26,000   NR       13.500% due 5/15/09 (b)                                              23,400
-------------------------------------------------------------------------------------------------
                                                                                          212,000
-------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    35

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------

                      PUTNAM DIVERSIFIED INCOME PORTFOLIO

   FACE
  AMOUNT     RATING(a)           SECURITY                                                 VALUE
=================================================================================================
Retail -- 1.3%
$  350,000   BBB-   7-Eleven, Inc., Sr. Sub. Second Priority Notes,
                      4.500% due 6/15/04                                               $  290,062
   140,000   B+     Grupo Elektra S.A. de C.V., Sr. Notes,
                      12.000% due 4/1/08 (b)                                              129,500
   370,000   Baa3*  Kmart Corp., Sr. Notes, 8.375% due 12/1/04                            360,288
   150,000   B      Mothers Work Inc., Sr. Notes, 12.625% due 8/1/05                      141,750
   390,000   B+     NBTY Inc., Sr. Sub. Notes, Series B, 8.625% due 9/15/07               341,250
    90,000   Baa3*  Saks Inc., Guaranteed Sr. Notes, 8.250% due 11/15/08                   83,925
   480,000   NR     Sbarro Inc., Sr. Notes, 11.000% due 9/15/09                           483,600
   203,000   Ca*    U.S. Office Product Co., Sr. Sub. Notes, 9.750% due 6/15/08            74,095
    90,000   BB+    Zale Corp., Sr. Notes, 8.500% due 10/1/07                              85,950
-------------------------------------------------------------------------------------------------
                                                                                        1,990,420
-------------------------------------------------------------------------------------------------
Technology -- 1.8%
                    Covad Communications Group, Inc.:
   200,000   B-       Sr. Discount Notes, Series B, step bond to yield
                        16.402% due 3/15/08                                               123,000
                      Sr. Notes:
   210,000   B-         12.500% due 2/15/09                                               202,650
    36,000   B-         12.000% due 2/15/10 (b)                                            34,020
                    Cybernet Internet Services International, Inc.:
   440,000   Caa2*    Convertible Sub. Notes, step bond to yield
                        13.260% due 8/15/09 (b)                                           215,600
    60,000   Caa2*    Sr. Notes, 14.000% due 7/1/09                                        46,500
    70,000   B1*    DII Group Inc., Sr. Sub. Notes, 8.500% due 9/15/07                     71,050
   385,000   NR     DIVA Systems Corp., Sr. Discount Notes,
                      step bond to yield 21.403% due 3/1/08                               213,675
                    Exodus Communications, Sr. Notes:
    40,000   B-       11.250% due 7/1/08                                                   40,700
   200,000   B-       10.750% due 12/15/09                                                200,500
   260,000   B      Fairchild Semiconductor Corp., Sr. Sub. Notes,
                      10.125% due 3/15/07                                                 259,350
   130,000   B-     Globix Corp., Sr. Notes, 12.500% due 2/1/10 (b)                       115,050
    58,850   NR     InterAct Operating Co., Notes, 14.000% due 8/1/03                      17,655
   140,000   NR     Intira Corp., Sr. Notes, 13.000% due 2/1/10 (b)                        74,607
   360,000   CCC    Northpoint Communications Group, Inc., Sr. Notes,
                      12.875% due 2/15/10 (b)                                             322,200
   120,000   B-     PSINet Inc., Sr. Notes, 11.000% due 8/1/09                            106,200
   600,000   BB+    Unisys Corp., Sr. Notes, 7.875% due 4/1/08                            576,000
-------------------------------------------------------------------------------------------------
                                                                                        2,618,757
-------------------------------------------------------------------------------------------------
Telecommunications -- 10.4%
   390,000   B+     360Networks Inc., Sr. Notes, 13.000% due 5/1/08 (b)                   385,125
    70,000   Caa1*  AirGate PCS, Inc., Sr. Sub. Notes, step bond to yield
                      12.161% due 10/1/09                                                  40,600

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
36                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------

                      PUTNAM DIVERSIFIED INCOME PORTFOLIO

   FACE
  AMOUNT     RATING(a)           SECURITY                                                 VALUE
=================================================================================================
Telecommunications -- 10.4% (continued)
$  400,000   CCC+   Alamosa PCS Holdings Inc., Guaranteed Sr. Discount
                      Notes, step bond to yield 12.786% due 2/15/10                    $  210,000
   310,000   B+     Alaska Communications Systems Holdings, Inc.,
                      Guaranteed Sr. Sub. Notes, 9.375% due 5/15/09                       285,200
 1,200,000   NR     American Cellular Corp., Term Loans, 9.609% due 3/1/08 (b)          1,197,000
    90,000   CCC+   Arch Communications Group, Inc., Sr. Discount Notes,
                      step bond to yield 16.584% due 3/15/08                               51,300
   110,000   B3*    Barak I.T.C., Sr. Discount Notes, Series B, step bond to yield
                      15.901% due 11/15/07                                                 61,050
   480,000   B3*    Benedek Communications Corp., Sr. Discount Notes,
                      step bond to yield 16.085% due 5/15/06                              420,000
    90,000   NR     Birch Telecom Inc., Sr. Notes, 14.000% due 6/15/08                     90,562
   400,000   NR     Celcaribe SA, Sr. Notes, 14.500% due 3/15/04                          318,500
    23,000   B+     Celestica International Inc., Sr. Sub. Notes,
                      10.500% due 12/31/06                                                 23,978
   136,000   B1*    Cellco Finance NV, Sr. Sub. Notes, 15.000% due 8/1/05                 143,140
   700,000   NR     CellNet Data Systems, Inc., Sr. Discount Notes,
                      step bond to yield 19.109% due 10/1/07                               54,250
    80,000   B3*    Clearnet Communications Inc., Sr. Discount Notes,
                      step bond to yield 11.627% due 12/15/05                              81,600
    60,000   NR     Colo.com, Sr. Notes, 13.875% due 3/15/10 (b)(c)                        61,200
    35,000   B-     Concentric Networks Inc., Sr. Notes, 12.750% due 12/15/07              37,625
    60,000   B-     Esprit Telecom Group Inc., Sr. Notes, 11.500% due 12/15/07             52,500
   360,000   NR     FirstWorld Communications, Inc., Sr. Discount Notes,
                      step bond to yield 18.265% due 4/15/08                              163,800
   260,000   B      Focal Communications Corp., Sr. Discount Notes, Series B,
                      step bond to yield 14.006% due 2/15/08                              170,300
                    Global Crossing Holdings Ltd., Sr. Notes:
   100,000   BB       9.125% due 11/15/06 (b)                                              97,500
   540,000   BB       9.625% due 5/15/08                                                  531,900
   100,000   BB       9.500% due 11/15/09 (b)                                              98,000
    50,000   Caa1*  Golden Sky DBS Inc., Sr. Discount Notes, Series B,
                      step bond to yield 11.986% due 3/1/07                                33,750
   125,000   B+     Grupo Iusacell S.A. de C.V., Sr. Notes,
                      14.250% due 12/1/06 (b)                                             130,938
    80,000   NR     GST USA, Inc., Sr. Secured Exchange Notes,
                      13.250% due 5/1/07                                                   44,400
    50,000   B+     Hyperion Telecommunications, Inc., Sr. Notes,
                      12.250% due 9/1/04                                                   52,125
                    ICG Holdings, Inc.:
   200,000   B-       Guaranteed Sr. Secured Discount Notes, step bond to yield
                        19.167% due 5/1/06                                                161,000
    10,000   B-       Sr. Discount Notes, step bond to yield
                        17.647% due 9/15/00                                                 9,500

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    37

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------

                      PUTNAM DIVERSIFIED INCOME PORTFOLIO

   FACE
  AMOUNT     RATING(a)           SECURITY                                                 VALUE
=================================================================================================
Telecommunications -- 10.4% (continued)
                    ICG Services, Inc., Sr. Discount Notes:
$  440,000   B-       Step bond to yield 11.616% due 2/15/08                             $226,600
   380,000   B-       Step bond to yield 11.484% due 5/1/08                               188,100
   200,000   B-     Innova S. de R.L., Sr. Notes, 12.875% due 4/1/07                      182,500
   440,000   B      IPC Information Systems Inc., Sr. Discount Notes,
                      step bond to yield 11.210% due 5/1/08                               371,800
                    KMC Telecom Holdings, Inc.:
   500,000   B-       Sr. Discount Notes, step bond to yield
                        16.827% due 2/15/08                                               248,125
   240,000   B-       Sr. Notes, 13.500% due 5/15/09                                      214,800
   170,000   CCC    Leap Wireless International, Inc., Sr. Notes,
                      12.500% due 4/15/10 (b)(c)                                          170,850
                    Level 3 Communications, Inc., Sr. Notes:
   400,000   B        11.000% due 3/15/08 (b)                                             389,000
   210,000   B        9.125% due 5/1/08                                                   183,750
   280,000   NR     Logix Communications Enterprises, Inc., Sr. Notes,
                      12.250% due 6/15/08                                                 124,600
    40,000   B1*    Loral Space & Communications Ltd., Sr. Notes,
                      9.500% due 1/15/06                                                   27,200
   350,000   B-     McCaw International Ltd., Sr. Discount Notes,
                      step bond to yield 15.969% due 4/15/07                              257,250
   270,000   B3*    Microcell Communications, Sr. Discount Notes,
                      step bond to yield 14.310% due 6/1/06                               245,025
   575,000   B-     Millicom International Cellular, Sr. Discount Notes,
                      step bond to yield 16.722% due 6/1/01                               485,875
                    Nextel Communications, Inc., Sr. Serial Redeemable Notes:
   260,000   B1*      12.000% due 11/1/08                                                 279,500
   760,000   B1*      9.375% due 11/15/09                                                 729,600
   370,000   B-     Nextel International, Inc., Sr. Discount Notes,
                      step bond to yield 15.465% due 4/15/08                              234,950
   160,000   B3*    Nextel Partners, Inc., Sr. Notes, 11.000% due 3/15/10 (b)             157,600
   190,000   NR     NorthEast Optic Network Inc., Sr. Notes,
                      12.750% due 8/15/08                                                 185,250
    50,000   NR     OnePoint Communications Corp., Guaranteed Sr. Notes,
                      Series B, 14.500% due 6/1/08                                         32,750
                    Orbital Imaging Corp., Sr. Notes:
   110,000   CCC+     Series B, 11.625% due 3/1/05                                         55,550
    20,000   CCC+     Series D, 11.625% due 3/1/05 (b)                                     10,100
    40,000   NR     Paging Network Inc., Sr. Notes, 13.500% due 6/6/05                      5,900
   350,000   NR     Pathnet Inc., Sr. Notes, 12.250% due 4/15/08                          232,750
   170,000   Ba2*   Price Communications Wireless Inc., Sr. Secured Notes,
                      9.125% due 12/15/06                                                 168,725
   200,000   B-     Primus Telecom Group, Inc., Sr. Notes, 9.875% due 5/15/08             170,500
   230,000   B-     RCN Corp., Sr. Notes, 10.125% due 1/15/10                             205,850

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
38                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------

                      PUTNAM DIVERSIFIED INCOME PORTFOLIO

   FACE
  AMOUNT     RATING(a)           SECURITY                                                 VALUE
=================================================================================================
Telecommunications -- 10.4% (continued)
$  250,000   Ba2*   Rogers Cantel, Inc., Sr. Sub. Notes, 8.800% due 10/1/07              $238,750
                    RSL Communications PLC, Guaranteed Sr. Notes:
    70,000   B2*      9.125% due 3/1/08                                                    54,600
   100,000   B2*      10.500% due 11/15/08                                                 83,500
   400,000   B2*      12.875% due 3/1/10 (b)                                              384,000
    70,000   B-     Satelites Mexicanos S.A., Sr. Notes, Series B,
                      10.125% due 11/1/04                                                  52,675
                    Spectrasite Holdings Inc.:
    60,000   B-       Sr. Discount Notes, step bond to yield
                        12.645% due 4/15/09 (b)                                            33,300
    20,000   B-       Sr. Notes, 10.750% due 3/15/10 (b)                                   19,800
   200,000   B-     Telecommunications Techniques Co., LLC, Guaranteed
                      Sr. Sub. Notes, 9.750% due 5/15/08                                  183,000
   230,000   B3*    TeleCorp PCS, Inc., Sr. Discount Notes, step bond to yield
                      11.441% due 4/15/09                                                 151,800
    80,000   NR     TeleHub Communications Corp., Sr. Discount Notes,
                      step bond to yield 17.051% due 7/31/05                                6,800
   100,000   B      Time Warner Telecom LLC Inc., Sr. Notes,
                      9.750% due 7/15/08                                                   98,500
    45,000   B      Transtel Pass Through Trust, Trust Certificates,
                      12.500% due 11/1/07 (b)                                              27,000
   310,000   CCC    Ubiquitel Operating Co., Guaranteed Sr. Discount Notes,
                      step bond to yield 13.577% due 4/15/10 (b)(c)                       179,800
                    United Pan-Europe Communications NV:
                      Sr. Discount Notes, Series B:
   570,000   B          Step bond to yield 13.206% due 8/1/09                             282,150
   411,000   B          Step bond to yield 13.818% due 2/1/10 (b)                         199,335
   100,000   B        Sr. Notes, Series B, 10.875% due 8/1/09                              91,000
   235,000   CCC+   US Unwired Inc., Sr. Discount Notes, step bond to yield
                      13.208% due 11/1/09                                                 132,775
    80,000   NR     US Xchange, LLC, Sr. Notes, 15.000% due 7/1/08                         59,600
   140,000   B-     VersaTel Telecom International NV, Sr. Notes,
                      13.250% due 5/15/08                                                 142,800
                    Viasystems, Inc., Sr. Sub. Notes:
   220,000   B        9.750% due 6/1/07                                                   190,850
   140,000   B        Series B, 9.750% due 6/1/07                                         121,450
                    Viatel, Inc.:
 1,180,000   B-       Sr. Discount Notes, step bond to yield
                        13.729% due 4/15/08                                               660,800
   198,000   B-       Sr. Dollar Notes, 11.500% due 3/15/09                               182,160
   450,000   B2*    VoiceStream Wireless Corp., Sr. Notes,
                      10.375% due 11/15/09 (b)                                            459,000
   200,000   NR     WebLink Wireless, Inc., Sr. Discount Notes,
                      step bond to yield 17.016% due 2/1/08                                91,000

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    39

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------

                      PUTNAM DIVERSIFIED INCOME PORTFOLIO

   FACE
  AMOUNT     RATING(a)           SECURITY                                                 VALUE
=================================================================================================
Telecommunications -- 10.4% (continued)
                    Winstar Communications Inc.:
$  223,942   B-       Sr. Discount Notes, step bond to yield
                        18.881% due 4/15/10 (b)                                       $   101,334
   361,815   B-       Sr. Notes, 12.750% due 4/15/10 (b)                                  347,343
    70,000   B-     World Access, Inc., Sr. Notes, Series B,
                      13.250% due 1/15/08                                                  63,700
-------------------------------------------------------------------------------------------------
                                                                                       15,430,165
-------------------------------------------------------------------------------------------------
Telephone -- 0.8%
    90,000   NR     Bestel S.A., Sr. Discount Notes, step bond to yield
                      14.941% due 5/15/05                                                  68,625
   245,000   B      BTI Telecom Corp., Sr. Notes, 10.500% due 9/15/07                     197,837
                    Call-Net Enterprises, Inc.:
   300,000   B+       Sr. Discount Notes, step bond to yield
                        11.331% due 8/15/08                                               118,500
                      Sr. Notes:
   110,000   B+         8.000% due 8/15/08                                                 69,850
    50,000   B+         9.375% due 5/15/09                                                 34,250
   175,000   NR     Maxcom Telecomunicaciones, Sr. Notes,
                      13.750% due 4/1/07 (b)(c)                                           173,688
                    Netia Holdings B.V.:
   130,000   B        Guaranteed Sr. Discount Notes, step bond to yield
                        13.004% due 11/1/07                                                91,975
    40,000   B        Guaranteed Sr. Notes, 10.250% due 11/1/07                            33,800
                    NEXTLINK Communications Inc.:
    40,000   B        Sr. Discount Notes, step bond to yield
                        11.731% due 12/1/09 (b)                                            22,200
   280,000   B        Sr. Notes, 10.500% due 12/1/09 (b)                                  271,600
   170,000   NR     Startec Global Communications Corp., Sr. Notes,
                      12.000% due 5/15/08                                                 138,550
-------------------------------------------------------------------------------------------------
                                                                                        1,220,875
-------------------------------------------------------------------------------------------------
Textiles/Apparel -- 0.4%
   200,000   B      Galey & Lord Inc., Sr. Sub. Notes, 9.125% due 3/1/08                   86,000
   340,000   BB-    Guess Jeans Inc., Sr. Sub. Notes, 9.500% due 8/15/03                  343,400
    85,000   NR     Kasper ASL Ltd., Sr. Notes, 12.750% due 3/31/04                        48,025
                    William Carter Co., Sr. Sub. Notes:
    15,000   B-       10.375% due 12/1/06                                                  12,825
    50,000   NR       12.000% due 10/1/08                                                  49,750
-------------------------------------------------------------------------------------------------
                                                                                          540,000
-------------------------------------------------------------------------------------------------
Transportation -- 0.3%
   100,000   BB-    Eletson Holdings Inc., Notes, 9.250% due 11/15/03                      92,500
    40,000   BB+    International Shipholding Corp., Sr. Notes,
                      7.750% due 10/15/07                                                  35,200

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
40                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------

                      PUTNAM DIVERSIFIED INCOME PORTFOLIO

   FACE
  AMOUNT     RATING(a)           SECURITY                                                 VALUE
=================================================================================================
Transportation -- 0.3% (continued)
$  210,000   Ca*    Kitty Hawk Inc., Sr. Secured Notes, 9.950% due 11/15/04 (d)       $    53,550
   180,000   NR     Pegasus Shipping (Hellas) Ltd., step bond to yield
                      16.592% due 6/20/08 (d)                                               9,000
   245,000   B+     TFM S.A. de C.V., Guaranteed Sr. Discount Notes,
                      step bond to yield 13.712% due 6/15/09                              164,763
                    Transportacion Maritima Mexicana S.A. de C.V., Sr. Notes:
    25,000   BB-      9.250% due 5/15/03                                                   21,500
   120,000   BB-      10.000% due 11/15/06                                                 99,300
-------------------------------------------------------------------------------------------------
                                                                                          475,813
-------------------------------------------------------------------------------------------------
Utilities -- 1.5%
     5,000   BBB-   CalEnergy Co., Inc, Sr. Notes, 7.630% due 10/15/07                      4,813
                    Calpine Corp., Sr. Notes:
   330,000   BB+      8.750% due 7/15/07                                                  327,113
   160,000   BB+      7.875% due 4/1/08                                                   151,400
                    Midland Funding, Sr. Secured Lease Obligations:
   440,000   BB       Series A, 11.750% due 7/23/05                                       464,200
   575,000   BB       Series B, 13.250% due 7/23/06                                       646,875
    10,639   BBB-     Series C-91, 10.330% due 7/23/02                                     11,039
   122,752   BBB-     Series C-94, 10.330% due 7/23/02                                    127,355
                    Northeast Utilities, Notes:
    74,666   BB+      8.380% due 3/1/05                                                    72,520
    14,939   BB+      8.580% due 12/1/06                                                   14,454
   250,000   B-     Panda Global Energy Co., Sr. Secured Notes,
                      12.500% due 4/15/04                                                 151,250
   240,000   BB-    York Power Funding, Guaranteed Notes,
                      12.000% due 10/30/07 (b)                                            235,200
-------------------------------------------------------------------------------------------------
                                                                                        2,206,219
-------------------------------------------------------------------------------------------------
                    TOTAL CORPORATE BONDS AND NOTES
                    (Cost -- $84,797,022)                                              74,284,749
=================================================================================================

  SHARES                         SECURITY                                                 VALUE
=================================================================================================
PURCHASED OPTION (f) -- 0.0%
 1,608,000          EUR/USD Call @ $0.94, Expire 5/1/00 (Cost -- $4,520)                      877
=================================================================================================
COMMON STOCK -- 0.2%
Agriculture -- 0.0%
     2,202          PSF Holdings LLC, Class A Shares (f)                                   22,025
-------------------------------------------------------------------------------------------------
Broadcasting -- 0.1%
     1,600          AMFM Inc. (f)                                                         106,200
     1,600          Spanish Broadcasting System, Inc., Class A Shares (f)                  29,900
-------------------------------------------------------------------------------------------------
                                                                                          136,100
-------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    41

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------

                      PUTNAM DIVERSIFIED INCOME PORTFOLIO

  SHARES                         SECURITY                                                 VALUE
-------------------------------------------------------------------------------------------------
Consumer Products -- 0.0%
        44          Mothers Work, Inc. (f)                                               $    528
-------------------------------------------------------------------------------------------------
Foods -- 0.0%
        25          AmeriKing, Inc. (f)                                                       250
-------------------------------------------------------------------------------------------------
Telecommunications -- 0.1%
    33,576          Celcaribe S.A.                                                          4,197
       188          MGC Communications, Inc. (f)                                            9,212
       641          Viatel, Inc. (f)                                                       24,518
       200          VoiceStream Wireless Corp. (f)                                         19,800
-------------------------------------------------------------------------------------------------
                                                                                           57,727
-------------------------------------------------------------------------------------------------
                    TOTAL COMMON STOCK
                    (Cost-- $216,735)                                                     216,630
=================================================================================================
PREFERRED STOCK -- 2.5%
Banking -- 0.3%
     5,400          California Federal Preferred Capital Corp.,
                      9.125% Noncumulative Exchangeable, Series A                         120,150
     3,500          Chevy Chase Preferred Capital Corp.,
                      10.375% Noncumulative Exchangeable, Series A                        168,000
     2,500          First Republic Preferred Capital Corp.,
                      10.500% Noncumulative Exchangeable, Series A                        225,000
-------------------------------------------------------------------------------------------------
                                                                                          513,150
-------------------------------------------------------------------------------------------------
Broadcasting -- 0.4%
     2,058          Citadel Broadcasting Co., 13.250% Exchangeable, Series B              224,928
                    Paxson Communications Corp.:
        11            9.750% Convertible                                                  104,553
        26            13.250% Cumulative Junior Exchangeable                              269,984
-------------------------------------------------------------------------------------------------
                                                                                          599,465
-------------------------------------------------------------------------------------------------
Cable -- 0.2%
                    CSC Holdings Inc.:
     2,974            11.125% Redeemable Exchangeable, Series M                           321,192
        50            11.750% Redeemable Exchangeable, Series H                             5,387
-------------------------------------------------------------------------------------------------
                                                                                          326,579
-------------------------------------------------------------------------------------------------
Energy -- 0.1%
     1,667          R&B Falcon Corp., 13.875% Sr. Cumulative Redeemable                   185,886
-------------------------------------------------------------------------------------------------
Food -- 0.0%
     1,507          AmeriKing Inc., 13.000% Sr. Exchangeable                               16,577
-------------------------------------------------------------------------------------------------
Health Care -- 0.1%
       800          Fresenius Medical Capital Trust I, 9.000% Guaranteed
                      Trust Preferred Securities                                           75,400
-------------------------------------------------------------------------------------------------
Metals -- 0.3%
     7,000          LTV Corp., 8.250% Cumulative Convertible (b)                          387,625
-------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
42                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------

                      PUTNAM DIVERSIFIED INCOME PORTFOLIO

  SHARES                         SECURITY                                                 VALUE
-------------------------------------------------------------------------------------------------
Telecommunications -- 1.1%
       867          Concentric Network Corp., 13.500% Sr. Redeemable
                      Exchangeable, Series B                                             $ 88,527
                    Dobson Communications Corp.:
       165            12.250% Sr. Redeemable Exchangeable                                 166,650
     2,314            13.000% Sr. Exchangeable                                            237,573
     5,760          Global Telesystems Inc., 7.250% Cumulative Convertible (b)            166,320
       110          InterAct Electronic Marketing Inc.,
                      14.000% Cumulative Convertible                                          110
       277          Intermedia Communications Inc., 13.500% Redeemable
                      Exchangeable, Series B                                              264,707
       175          IXC Communications, Inc., 12.500% Junior Exchangeable,
                      Series B                                                            180,733
                    Nextel Communications, Inc.:
       970            13.000% Exchangeable, Series D                                       99,667
        20            11.125% Exchangeable, Series E                                        1,935
     2,980          NEXTLINK Communications, Inc.,
                      14.000% Sr. Exchangeable Redeemable                                 144,569
       950          RSL Communications Ltd., 7.500% Convertible (b)                        37,288
     1,900          Rural Cellular Corp., 12.500% Exchangeable                            184,300
-------------------------------------------------------------------------------------------------
                                                                                        1,572,379
-------------------------------------------------------------------------------------------------
Utilities -- 0.0%
     1,201          Public Service Co. of New Hampshire,
                      10.600% Cumulative, Series A                                         30,025
-------------------------------------------------------------------------------------------------
                    TOTAL PREFERRED STOCK
                    (Cost -- $3,877,106)                                                3,707,086
=================================================================================================
WARRANTS (f) -- 0.2%
Broadcasting -- 0.0%
       320          Paxson Communications Corp., Expire 6/30/03 (b)                           960
       720          Sirius Satellite Radio Inc., Expire 5/15/09 (b)                        46,800
-------------------------------------------------------------------------------------------------
                                                                                           47,760
-------------------------------------------------------------------------------------------------
Cable -- 0.0%
       975          DIVA Systems Corp., Expire 3/1/08 (b)                                  23,400
       275          UIH Australia Pacific Inc., Expire 5/15/06                              8,250
-------------------------------------------------------------------------------------------------
                                                                                           31,650
-------------------------------------------------------------------------------------------------
Chemicals -- 0.0%
        40          Sterling Chemicals Holdings Inc., Expire 8/15/08                          720
-------------------------------------------------------------------------------------------------
Energy -- 0.0%
     1,500          R&B Falcon Corp., Expire 5/1/09 (b)                                    52,500
-------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    43

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------

                      PUTNAM DIVERSIFIED INCOME PORTFOLIO

  SHARES                         SECURITY                                                 VALUE
=================================================================================================
Health Care -- 0.0%
       110          Mediq, Inc., Expire 6/1/09 (b)                                        $ 1,100
-------------------------------------------------------------------------------------------------
Hotel/Casino -- 0.0%
        85          Club Regina Resorts Inc., Expire 12/1/04                                    1
       100          Epic Resorts LLC, Expire 6/15/05 (b)                                        1
-------------------------------------------------------------------------------------------------
                                                                                                2
-------------------------------------------------------------------------------------------------
Technology -- 0.1%
        60          Cybernet Internet Services International, Expire 7/1/09 (b)             6,300
       110          Interact Electronic Marketing Inc., Expire 12/15/09                         1
       110          InterAct Systems Inc., Expire 8/1/03                                        1
    17,319          Intira Corp., Expire 2/1/10 (b)                                             2
     1,080          Rhythms NetConnections Inc., Expire 5/15/08 (b)                        82,538
-------------------------------------------------------------------------------------------------
                                                                                           88,842
-------------------------------------------------------------------------------------------------
Telecommunications -- 0.1%
        90          Birch Telecom Inc., Expire 6/15/08 (b)                                  4,995
        51          CellNet Data Systems, Inc., Expire 10/1/07 (b)                            159
       140          FirstWorld Communications, Inc., Expire 4/15/08 (b)                    18,900
        40          Globalstar Telecommunications, Ltd., Expire 2/15/04 (b)                 5,000
       495          ICG Communications Inc., Expire 10/15/05                               12,004
        45          International Wireless Communications Holdings, Inc.,
                      Expire 8/15/01 (b)                                                        0
       250          KMC Telecom Holdings, Inc., Expire 1/31/08 (b)                            750
       215          KNOLOGY Holdings, Inc., Expire 10/15/07 (b)                               914
       110          Loral Space & Communications Ltd., Expire 1/15/07                       1,320
       125          McCaw International Ltd., Expire 4/15/07                                2,266
        50          OnePoint Communications Corp., Expire 6/1/08                            1,000
       110          Orbital Imaging Corp., Expire 3/1/05 (b)                                2,214
       350          Pathnet, Inc., Expire 4/15/08 (b)                                       3,500
        80          TeleHub Communications Corp., Expire 7/31/05 (b)                           40
       130          VersaTel Telecom International NV, Expire 5/15/08                      69,550
       300          Wireless One Inc., Expire 10/19/00                                         75
-------------------------------------------------------------------------------------------------
                                                                                          122,687
-------------------------------------------------------------------------------------------------
Telephone -- 0.0%
        90          Bestel S.A., Expire 5/15/05                                               990
       170          Startec Global Communications Corp., Expire 5/15/08                     3,060
-------------------------------------------------------------------------------------------------
                                                                                            4,050
-------------------------------------------------------------------------------------------------
                    TOTAL WARRANTS
                    (Cost -- $174,885)                                                    349,311
=================================================================================================
                    TOTAL HIGH-YIELD SECTOR
                    (Cost -- $89,070,268)                                              78,558,653
=================================================================================================

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
44                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------

                      PUTNAM DIVERSIFIED INCOME PORTFOLIO

   FACE
  AMOUNT+    RATING(a)           SECURITY                                                 VALUE
=================================================================================================
INTERNATIONAL SECTOR -- 18.1%
=================================================================================================
BONDS (e) -- 18.1%
Argentina -- 0.9%
                          Republic of Argentina:
 1,017,000USD       BB      Global Bonds, 11.750% due 4/7/09                           $1,001,109
   530,000USD       BB      Par Bonds, 6.000% due 3/31/23                                 371,000
-------------------------------------------------------------------------------------------------
                                                                                        1,372,109
-------------------------------------------------------------------------------------------------
Australia -- 0.7%
 1,560,000          AAA   Commonwealth of Australia, Bonds, 7.500% due 9/15/09            976,707
-------------------------------------------------------------------------------------------------
Brazil -- 2.0%
                          Federal Republic of Brazil:
 2,173,438USD       B+      Capitalization Bonds, 8.000% due 4/15/14                    1,560,121
                            Global Bonds:
 1,213,147USD       B+        14.500% due 10/15/09                                      1,280,477
   220,000USD       B+        12.750% due 1/15/20                                         211,145
-------------------------------------------------------------------------------------------------
                                                                                        3,051,743
-------------------------------------------------------------------------------------------------
Bulgaria -- 0.5%
                          Republic of Bulgaria:
    75,000USD       B2*     Past Due Interest Bonds, 7.063% due 7/28/11                    56,906
                            Secured Discount Bonds:
   615,000USD       B2*       2.750% due 7/28/12                                          428,962
   255,000USD       B2*       7.063% due 7/28/24                                          195,553
-------------------------------------------------------------------------------------------------
                                                                                          681,421
-------------------------------------------------------------------------------------------------
Canada -- 1.4%
                          Government of Canada, Bonds:
 2,935,000   Aa1*           5.750% due 6/1/29                                           1,972,909
   120,000   AAA            Series WB60, 7.250% due 6/1/07                                 85,695
-------------------------------------------------------------------------------------------------
                                                                                        2,058,604
-------------------------------------------------------------------------------------------------
Colombia -- 0.2%
   315,000USD       BB+   Republic of Colombia, Bonds, 11.750% due 2/25/25                268,144
-------------------------------------------------------------------------------------------------
Denmark -- 1.8%
                          Kingdom of Denmark, Bonds:
16,000,000          Aaa*    6.000% due 11/15/09                                         2,001,980
 4,425,000          AAA     7.000% due 11/10/24                                           621,658
-------------------------------------------------------------------------------------------------
                                                                                        2,623,638
-------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    45

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------

                      PUTNAM DIVERSIFIED INCOME PORTFOLIO

   FACE
  AMOUNT+    RATING(a)           SECURITY                                                 VALUE
=================================================================================================
Germany -- 3.3%
                          Federal Republic of Germany, Bonds:
   275,000EUR       AAA     Series 98, 5.625% due 1/4/28                               $  248,052
 5,295,000EUR       Aaa*    Series 132, 4.125% due 8/27/04                              4,670,455
-------------------------------------------------------------------------------------------------
                                                                                        4,918,507
-------------------------------------------------------------------------------------------------
Mexico -- 1.5%
                          United Mexican States, Bonds:
   770,000USD       Baa3*    11.375% due 9/15/16                                          872,987
 1,230,000USD       Baa3*    Series XW, 10.375% due 2/17/09                             1,295,190
-------------------------------------------------------------------------------------------------
                                                                                        2,168,177
-------------------------------------------------------------------------------------------------
Morocco -- 0.1%
   225,000          NR    Kingdom of Morocco, Loan Participations Notes,
                            Tranche A, 6.844% due 1/1/09                                  200,813
-------------------------------------------------------------------------------------------------
New Zealand -- 0.6%
 1,990,000USD       AAA   Government of New Zealand, Bonds, Series 709,
                            7.000% due 7/15/09                                            965,779
-------------------------------------------------------------------------------------------------
Philippines -- 0.3%
                          Republic of Philippines:
   240,000USD       BB+     Bonds, 9.875% due 1/15/19                                     213,000
   260,000USD       BB+     Notes, 10.625% due 3/16/25                                    241,475
-------------------------------------------------------------------------------------------------
                                                                                          454,475
-------------------------------------------------------------------------------------------------
Russia -- 1.4%
                          Russian Federation, Bonds:
   870,000USD       B3*     10.000% due 6/26/07 (b)                                       626,400
   575,000USD       B3*     12.750% due 6/24/28 (b)                                       469,344
 3,835,000USD       NR    Vnesheconombank, Principal Loans, 6.906% due 12/15/20         1,054,625
-------------------------------------------------------------------------------------------------
                                                                                        2,150,369
-------------------------------------------------------------------------------------------------
South Korea -- 0.1%
   190,000USD       BBB   Republic of South Korea, Bonds, 8.875% due 4/15/08              196,412
-------------------------------------------------------------------------------------------------
Turkey -- 0.2%
   215,000USD       B+    Republic of Turkey, Sr. Notes, 12.375% due 6/15/09              232,200
-------------------------------------------------------------------------------------------------
United Kingdom -- 2.6%
                          United Kingdom Gilt Bonds:
   985,000          AAA     8.000% due 12/7/00                                          1,557,510
   860,000          AAA     9.750% due 8/27/02                                          1,447,598
   310,000          AAA     10.000% due 9/8/03                                            541,843
   200,000          A     Residential Mortgage Securities, Collateralized Mortgage
                            Obligations, Series 8, Class M, 7.350% due 5/12/37 (b)        307,952
-------------------------------------------------------------------------------------------------
                                                                                        3,854,903
-------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
46                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------

                      PUTNAM DIVERSIFIED INCOME PORTFOLIO

   FACE
  AMOUNT     RATING(a)           SECURITY                                                 VALUE
=================================================================================================
Venezuela -- 0.5%
                          Republic of Venezuela:
   295,000USD       B       Bonds, 9.250% due 9/15/27                                $    188,652
   380,950USD       B       Debt Conversion Bonds, 7.000% due 12/18/07                    298,570
   340,000USD       B       Par Bonds, Series DL, 6.750% due 3/31/20                      237,363
-------------------------------------------------------------------------------------------------
                                                                                          724,585
-------------------------------------------------------------------------------------------------
                          TOTAL BONDS
                          (Cost -- $27,306,029)                                        26,898,586
=================================================================================================
                          TOTAL INTERNATIONAL SECTOR
                          (Cost -- $27,306,029)                                        26,898,586
=================================================================================================
                          SUB-TOTAL INVESTMENTS
                          (Cost -- $156,258,550)                                      144,970,844
=================================================================================================
   FACE
  AMOUNT                         SECURITY                                                 VALUE
=================================================================================================
REPURCHASE AGREEMENT -- 2.5%
$3,792,000          J.P. Morgan Securities, Inc., 5.710% due 5/1/00;
                      Proceeds at maturity -- $ 3,793,804; (Fully collateralized by U.S. Treasury Bonds, 7.500% due 11/15/16;
                      Market value -- $3,867,840) (Cost -- $3,792,000)                  3,792,000
=================================================================================================
                    TOTAL INVESTMENTS -- 100%
                    (Cost -- $160,050,550**)                                         $148,762,844
=================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)  Security has been issued with attached warrants.
(d)  Security is in default.
(e) Security has been segregated by Custodian for open futures contracts commitments.
(f)  Non-income producing security.
 +   Face amount denominated in local currency unless otherwise indicated.
**   Aggregate cost for Federal income tax purposes is substantially the same.

     Currency abbreviations used in this schedule:
     ---------------------------------------------
     EUR -- Euro
     USD -- United States Dollar

     See page 48 for definitions of ratings.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    47

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    -- Bonds rated "AAA" have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.
AA -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A      -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB    -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, -- Bonds rated "BB", "B", "CCC", "CC", and "C" are regarded, on balance,
CCC, CC   as predominantly  speculative with respect to capacity to pay interest and C and repay principal in accordance with the terms of the obligation. "BB" represents the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Ca", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa    -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     -- Bonds rated "Aa" are judged to be of high quality by all standards.
          Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A      -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade which suggest a susceptibility to impairment some time in the future.

Baa    -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba     -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B      -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa    -- Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Ca     -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

NR     -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


--------------------------------------------------------------------------------
48                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (unaudited)                  April 30, 2000
--------------------------------------------------------------------------------

                                                                                       Putnam
                                                              Smith Barney          Diversified
                                                              High Income              Income
                                                               Portfolio             Portfolio
================================================================================================
ASSETS:
  Investments, at value (Cost -- $188,239,912                $ 174,530,923         $ 144,970,844
    and $156,258,550, respectively)
  Repurchase agreement, at value (Cost -- $19,708,000
    and $3,792,000, respectively)                               19,708,000             3,792,000
  Cash                                                                 192                    --
  Foreign currency, at value (Cost -- $301,673)                         --               187,205
  Dividends and interest receivable                              4,642,321             3,643,115
  Receivable for open forward foreign currency
    contracts (Note 5)                                           1,423,972             1,200,957
  Receivable for securities sold                                        --               262,843
------------------------------------------------------------------------------------------------
  Total Assets                                                 200,305,408           154,056,964
------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                 847,264             1,495,656
  Payable for open forward foreign currency
    contracts (Note 5)                                             449,020             2,004,510
  Management fees payable                                          246,459                85,705
  Payable to bank                                                       --                   472
  Payable to broker -- variation margin                                 --               102,023
  Accrued expenses                                                  38,330                34,252
------------------------------------------------------------------------------------------------
  Total Liabilities                                              1,581,073             3,722,618
------------------------------------------------------------------------------------------------
Total Net Assets                                             $ 198,724,335         $ 150,334,346
================================================================================================
NET ASSETS:
  Par value of capital shares                                $         168         $         132
  Capital paid in excess of par value                          205,038,667           153,483,058
  Undistributed net investment income                           28,579,070            18,890,405
  Accumulated net realized loss from security
    transactions and foreign currencies                        (22,144,042)           (9,866,340)
  Net unrealized depreciation of investments
    and foreign currencies                                     (12,749,528)          (12,172,909)
------------------------------------------------------------------------------------------------
  Total Net Assets                                           $ 198,724,335         $ 150,334,346
================================================================================================
  Shares Outstanding                                            16,768,325            13,200,604
------------------------------------------------------------------------------------------------
  Net Asset Value                                                   $11.85                $11.39
------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    49

--------------------------------------------------------------------------------
Statements of Operations (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended April 30, 2000

                                                                                           Putnam
                                                                   Smith Barney          Diversified
                                                                   High Income             Income
                                                                    Portfolio             Portfolio
====================================================================================================
INVESTMENT INCOME:
  Interest                                                         $ 10,973,341         $  6,953,174
  Dividends                                                              61,968              208,127
----------------------------------------------------------------------------------------------------
  Total Investment Income                                            11,035,309            7,161,301
----------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                                              602,547              581,414
  Shareholder communications                                             14,684               13,741
  Audit and legal                                                        11,250               13,792
  Pricing service fees                                                    8,643               25,170
  Custody                                                                 8,410               11,733
  Shareholder and system servicing fees                                   7,889                8,137
  Directors' fees                                                         3,006                2,868
  Registration fees                                                          --                  727
  Other                                                                   4,258                4,094
----------------------------------------------------------------------------------------------------
  Total Expenses                                                        660,687              661,676
----------------------------------------------------------------------------------------------------
Net Investment Income                                                10,374,622            6,499,625
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, OPTIONS, FOREIGN CURRENCIES
AND FUTURES CONTRACTS (NOTES 3, 4, 5 AND 7):
  Realized Gain (Loss) From:
    Security transactions (excluding short-term securities)          (6,747,747)          (2,305,957)
    Options purchased                                                        --              (17,765)
    Foreign currency transactions                                        61,534             (416,909)
    Futures contracts                                                        --               48,800
----------------------------------------------------------------------------------------------------
  Net Realized Loss                                                  (6,686,213)          (2,691,831)
----------------------------------------------------------------------------------------------------
  Change in Net Unrealized Depreciation of Investments,
  Options, Foreign Currencies and Futures Contracts:
    Beginning of period                                             (11,237,193)         (10,545,958)
    End of period                                                   (12,749,528)         (12,172,909)
----------------------------------------------------------------------------------------------------
  Increase in Net Unrealized Depreciation                            (1,512,335)          (1,626,951)
----------------------------------------------------------------------------------------------------
Net Loss on Investments, Options, Foreign
  Currencies and Futures Contracts                                   (8,198,548)          (4,318,782)
----------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $  2,176,074         $  2,180,843
====================================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
50                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------
For the Six Months Ended April 30, 2000 (unaudited) and the Year Ended October 31, 1999

Smith Barney High Income Portfolio                              2000                  1999
===============================================================================================
OPERATIONS:
  Net investment income                                     $  10,374,622         $  17,905,450
  Net realized loss                                            (6,686,213)          (12,233,359)
  (Increase) decrease in net unrealized depreciation           (1,512,335)            2,768,731
-----------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                        2,176,074             8,440,822
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                --           (13,646,737)
-----------------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                                      --           (13,646,737)
-----------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
  Net proceeds from sale of shares                             13,478,564            42,775,495
  Net asset value of shares issued
    for reinvestment of dividends                                      --            13,646,737
  Cost of shares reacquired                                   (15,934,694)          (12,470,554)
-----------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets
    From Fund Share Transactions                               (2,456,130)           43,951,678
-----------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                (280,056)           38,745,763

NET ASSETS:
  Beginning of period                                         199,004,391           160,258,628
-----------------------------------------------------------------------------------------------
  End of period*                                            $ 198,724,335         $ 199,004,391
===============================================================================================
* Includes undistributed net investment income of:            $28,579,070           $18,142,914
===============================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    51

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------
For the Six Months Ended April 30, 2000 (unaudited) and the Year Ended October 31, 1999

Putnam Diversified Income Portfolio                            2000                  1999
=============================================================================================
OPERATIONS:
  Net investment income                                   $   6,499,625         $  12,588,253
  Net realized loss                                          (2,691,831)           (5,339,115)
  Increase in net unrealized depreciation                    (1,626,951)           (4,393,324)
---------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                      2,180,843             2,855,814
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              --            (8,971,238)
---------------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                                    --            (8,971,238)
---------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
  Net proceeds from sale of shares                            3,967,727            15,890,169
  Net asset value of shares issued
    for reinvestment of dividends                                    --             8,971,238
  Cost of shares reacquired                                 (11,920,905)          (19,533,917)
---------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets
    From Fund Share Transactions                             (7,953,178)            5,327,490
---------------------------------------------------------------------------------------------
Decrease in Net Assets                                       (5,772,335)             (787,934)
NET ASSETS:
  Beginning of period                                       156,106,681           156,894,615
---------------------------------------------------------------------------------------------
  End of period*                                          $ 150,334,346         $ 156,106,681
=============================================================================================
* Includes undistributed net investment income of:        $  18,890,405         $  12,807,689
=============================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
52                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney High Income and Putnam Diversified Income Portfolios ("Portfolio(s)") are separate investment portfolios of the Travelers Series Fund Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and consists of these Portfolios and thirteen other separate investment portfolios: AIM Capital Appreciation, Alliance Growth, Van Kampen Enterprise, Smith Barney Large Cap Value, Smith Barney International Equity, Smith Barney Pacific Basin, Travelers Managed Income, INVESCO Global Strategic Income, MFS Total Return, Smith Barney Money Market, Smith Barney Large Capitalization Growth, Smith Barney Aggressive Growth and Smith Barney Mid Cap Portfolios. Shares of the Fund are offered only to insurance company separate accounts which fund certain variable annuity and variable life insurance contracts. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Portfolios are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. government agencies and obligations are valued at the mean between the bid and ask prices; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence;
(f) interest income, adjusted for amortization of premium and accretion of discount is recorded on an accrual basis; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the accounting records of the Portfolios are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted



--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    53

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

accounting principles. At October 31, 1999, reclassifications were made to the Portfolios' capital accounts to reflect permanent book/tax differences and income and gains available for distribution under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; (k) the Portfolios intend to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve them from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The Portfolios may enter into foreign currency exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or closed.

In addition, the Portfolios may enter into futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading.

2. Management Agreement and Transactions with Affiliated Persons

SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as the investment manager of the Smith Barney High Income Portfolio ("SBHI"). SBHI pays SSBC a management fee calculated at an annual rate of 0.60% of the average daily net assets of the Portfolio. In addition, Travelers Investment Adviser, Inc. ("TIA"), an affiliate of SSBC, acts as the investment manager of the Putnam Diversified Income Portfolio ("PDIP"). PDIP pays TIA a management fee calculated at an annual rate of 0.75% of the average daily net assets of the Portfolio. These fees are calculated daily and paid monthly.

TIA has entered into a sub-advisory agreement with Putnam Investment Management, Inc. ("PIM"). Pursuant to the sub-advisory agreement, PIM is responsible for the day-to-day portfolio operations and investment decisions for PDIP and is compensated for such service at the annual rate of 0.35% of the average daily net assets of PDIP. This fee is calculated daily and paid monthly.

TIA has entered into a Sub-Administrative Services Agreement with SSBC. TIA pays SSBC, as sub-administrator, a fee calculated at an annual rate of 0.10% of the average daily net assets of PDIP.


--------------------------------------------------------------------------------
54                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)(continued)
--------------------------------------------------------------------------------

Citi Fiduciary Trust Company ("CFTC"), formerly known as Smith Barney Private Trust Company, another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the sub-transfer agent. CFTC receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the six months ended April 30, 2000, the Portfolios paid transfer agent fees of $5,000 to CFTC.

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the primary broker for its portfolio agency transactions. During the six months ended April 30, 2000, SSB did not receive any brokerage commissions.

All officers and one Director of the Fund are employees of SSB.

3. Investments

During the six months ended April 30, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

                                                       SBHI             PDIP
================================================================================
Purchases                                          $61,112,625      $66,789,095
--------------------------------------------------------------------------------
Sales                                               65,382,777       65,021,266
================================================================================

At April 30, 2000, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                       SBHI             PDIP
================================================================================
Gross unrealized appreciation                     $  2,160,246     $  2,768,570
Gross unrealized depreciation                      (15,869,235)     (14,056,276)
--------------------------------------------------------------------------------
Net unrealized depreciation                       $(13,708,989)    $(11,287,706)
================================================================================

4. Option Contracts

Premiums paid when put or call options are purchased by the Portfolios, represent investments, which are marked-to-market daily and are included in the schedules of investments. When a purchased option expires, the Portfolios will realize a loss in the amount of the premium paid. When the Portfolios enter into closing sales transaction, the Portfolios will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolios exercise a put option, they will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolios exercise a call option, the cost of the security which the Portfolios purchase upon exercise will be increased by the premium originally paid.

At April 30, 2000, PDIP had 1,608 purchased call options with a total cost of $4,520.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    55

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)(continued)
--------------------------------------------------------------------------------

When the Portfolios write a covered call or put option, an amount equal to the premium received by the Portfolios is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolios realize a gain. When the Portfolios enter into a closing purchase transaction, the Portfolios realize a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Portfolios purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Portfolios enter into options for hedging purposes. The risk in writing a covered call option is that the Portfolios give up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Portfolios are exposed to the risk of loss if the market price of the underlying security declines.

During the six months ended April 30, 2000, the Portfolios had no open written call or put option contracts.

5. Foreign Currency Exchange Contracts

At April 30, 2000, the Portfolios had open foreign currency exchange contracts as described below. The Portfolios record realized gains or losses at the time the forward contract is offset by entry into a closing transaction or settlement of the contract. The Portfolios bear the market risk that arises from changes in foreign currency exchange rates. The unrealized gain or loss on the contracts is reflected in the accompanying financial statements as follows:
Smith Barney High Income Portfolio
                              Local         Market      Settlement   Unrealized
Foreign Currency             Currency        Value         Date      Gain (Loss)
================================================================================
To Sell:
   British Pound            2,126,000     $3,328,225      6/22/00    $  100,631
   Canadian Dollar            630,000        425,627      6/08/00         3,382
   Euro                       850,000        777,176      6/15/00       110,131
   Euro                     1,146,660      1,048,419      6/15/00       151,073
   Euro                       425,000        388,588      6/15/00        42,758
   Euro                     1,000,000        914,324      6/15/00       120,576
   Euro                     6,969,938      6,372,783      6/15/00       737,251
   Euro                     1,876,375      1,715,615      6/15/00       158,170
--------------------------------------------------------------------------------
                                                                      1,423,972
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
56                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)(continued)
--------------------------------------------------------------------------------

Smith Barney High Income Portfolio (continued)

                                          Local        Market      Settlement       Unrealized
Foreign Currency                        Currency       Value          Date         Gain (Loss)
===============================================================================================
To Buy:
   Euro                                  464,625     $  424,818      6/15/00        $  (49,193)
   Euro                                  555,187        507,621      6/15/00           (60,141)
   Euro                                  103,750         94,861      6/15/00           (13,308)
   Euro                                  274,938        251,382      6/15/00           (33,783)
   Euro                                1,146,660      1,048,419      6/15/00           (82,761)
   Euro                                  425,000        388,588      6/15/00           (28,720)
   Euro                                1,131,438      1,034,501      6/15/00           (71,140)
   Euro                                  735,000        672,028      6/15/00           (41,804)
   Euro                                  795,375        727,231      6/15/00           (41,956)
   Euro                                  731,500        668,828      6/15/00           (26,214)
-----------------------------------------------------------------------------------------------
                                                                                      (449,020)
-----------------------------------------------------------------------------------------------
Net Unrealized Gain on Forward
   Foreign Currency Contracts                                                       $  974,952
===============================================================================================

Putnam Diversified Income Portfolio
                                          Local        Market      Settlement       Unrealized
Foreign Currency                        Currency       Value          Date         Gain (Loss)
===============================================================================================
To Sell:
   Australian Dollar                     714,631     $  417,185      6/21/2000      $   50,898
   Australian Dollar                   3,298,400      1,925,530      6/21/2000         104,965
   Canadian Dollar                        10,900          7,367      6/21/2000             213
   Canadian Dollar                     1,358,000        917,789      6/21/2000          20,316
   British Pound                       3,246,700      5,082,605      6/21/2000         276,073
   British Pound                         247,900        388,080      6/21/2000           3,850
   British Pound                         494,000        773,341      6/21/2000           3,993
   British Pound                         494,000        773,341      6/21/2000             895
   British Pound                         496,000        776,472      6/21/2000          11,067
   Danish Krone                       11,152,000      1,367,228      6/21/2000          84,289
   Danish Krone                       10,761,900      1,319,402      6/21/2000          79,337
   Euro                                1,254,950      1,147,864      6/21/2000         121,530
   Euro                                  644,500        589,504      6/21/2000          17,060
   Euro                                  804,000        735,394      6/21/2000          22,875
   Euro                                  804,000        735,394      6/21/2000           2,171
   Japanese Yen                       21,037,485        196,559      6/21/2000           7,429
   Japanese Yen                      302,074,328      2,822,368      6/21/2000          97,071
   Japanese Yen                       88,365,850        825,628      6/21/2000          28,809
   Japanese Yen                        8,903,800         83,191      6/21/2000           3,086
   Japanese Yen                       23,951,400        223,785      6/21/2000           7,853
   Japanese Yen                      111,586,497      1,042,585      6/21/2000          36,588
   Japanese Yen                       86,693,000        809,998      6/21/2000           9,725
   Japanese Yen                       83,297,000        778,268      6/21/2000          11,876
   Japanese Yen                       59,699,000        557,785      6/21/2000           7,589
   Japanese Yen                       82,835,100        773,952      6/21/2000          25,900
   New Zealand Dollar                  1,152,800        560,451      6/21/2000          15,949
   New Zealand Dollar                    138,800         67,478      6/21/2000           2,476
   New Zealand Dollar                    376,000        182,798      6/21/2000           5,202
   New Zealand Dollar                    375,600        182,604      6/21/2000           4,070
   Swedish Krona                      15,021,000      1,683,691      6/21/2000          96,048
   Swedish Krona                       6,631,000        743,263      6/21/2000          27,945
-----------------------------------------------------------------------------------------------
                                                                                     1,187,148
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    57

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)(continued)
--------------------------------------------------------------------------------

Putnam Diversified Income Portfolio (continued)

                                          Local       Market     Settlement      Unrealized
Foreign Currency                        Currency       Value        Date        Gain (Loss)
============================================================================================
To Buy:
   Australian Dollar                    2,877,750   $1,679,964    6/21/2000    $  (204,962)
   Australian Dollar                      596,000      347,931    6/21/2000        (42,657)
   Australian Dollar                      596,000      347,931    6/21/2000        (40,992)
   Australian Dollar                    1,235,500      721,256    6/21/2000        (62,730)
   Australian Dollar                    4,221,900    2,464,648    6/21/2000       (157,152)
   Australian Dollar                    1,320,000      770,586    6/21/2000        (44,580)
   Australian Dollar                    1,688,000      985,416    6/21/2000        (38,306)
   British Pound                          247,918      387,941    6/21/2000         (4,023)
   British Pound                          552,000      864,138    6/21/2000        (27,529)
   British Pound                          338,900      530,537    6/21/2000         (8,355)
   British Pound                          581,000      909,537    6/21/2000        (11,307)
   British Pound                          496,000      776,472    6/21/2000        (20,253)
   British Pound                          496,000      776,472    6/21/2000        (18,775)
   Canadian Dollar                      1,117,000      754,912    6/21/2000        (17,420)
   Danish Krone                           626,253       76,778    6/21/2000         (8,582)
   Danish Krone                           655,300       80,339    6/21/2000         (6,340)
   Euro                                 4,053,850    3,707,933    6/21/2000       (403,766)
   Euro                                 2,352,300    2,151,577    6/21/2000       (233,232)
   Euro                                   764,500      699,265    6/21/2000        (74,600)
   Euro                                 2,305,900    2,109,136    6/21/2000       (220,976)
   Euro                                   781,300      714,631    6/21/2000        (58,426)
   Japanese Yen                         5,052,565       47,208    6/21/2000         (1,762)
   Japanese Yen                       381,769,000    3,566,978    6/21/2000       (131,259)
   Japanese Yen                        86,693,000      809,998    6/21/2000         13,809
   Japanese Yen                        85,420,000      798,104    6/21/2000        (33,728)
   Japanese Yen                        80,880,000      755,685    6/21/2000        (17,073)
   Japanese Yen                        80,880,000      755,685    6/21/2000        (12,844)
   Swedish Krona                       12,553,600    1,407,122    6/21/2000        (38,645)
   Swedish Krona                       12,102,800    1,356,593    6/21/2000        (35,494)
   Swiss Franc                            614,500      358,955    6/21/2000        (28,742)
-------------------------------------------------------------------------------------------
                                                                                (1,990,701)
-------------------------------------------------------------------------------------------
Net Unrealized Loss on Forward
   Foreign Currency Contracts                                                  $  (803,553)
===========================================================================================

6. Repurchase Agreements

The Portfolios purchase (and their custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolios require continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.



--------------------------------------------------------------------------------
58                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)(continued)
--------------------------------------------------------------------------------

7. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. The Portfolios enter into such contracts to hedge a portion of their portfolios. The Portfolios bear the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At April 30, 2000, the PDIP had the following open futures contracts:

                                   # of                      Basis         Market       Unrealized
                                Contracts   Expiration       Value         Value        Gain (Loss)
=====================================================================================================
Contracts to Sell:
   3-Month Euro Bond                51         6/00       $5,048,730     $5,132,024       $(83,294)
   3-Month Euro Euribor              6         9/01        1,392,978      1,389,150          3,828
   3-Month Gilt Bond                 3         6/00          537,199        546,391         (9,192)
   U.S. 5-Year Treasury Note        76         6/00        7,504,446      7,415,938         88,508
   U.S. Treasury Long Bond           4         6/00          380,106        386,250         (6,144)
-----------------------------------------------------------------------------------------------------
                                                                                            (6,294)
-----------------------------------------------------------------------------------------------------
Contracts to Buy:
   3-Month Euro Euribor              6         9/00        1,398,108      1,393,425         (4,683)
   U.S. 10-Year Treasury Note       60         6/00        5,730,774      5,817,188         86,414
-----------------------------------------------------------------------------------------------------
                                                                                            81,731
-----------------------------------------------------------------------------------------------------
Net Unrealized Gain                                                                       $ 75,437
=====================================================================================================

8. Lending of Portfolio Securities

The Portfolios have an agreement with their custodian whereby the custodian may lend securities owned by the Portfolios to brokers, dealers and other financial organizations. Fees earned by the Portfolios on securities lending are recorded as interest income. Loans of securities by the Portfolios are collateralized by cash, U.S. government securities or high quality money market instruments that are



--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    59

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)(continued)
--------------------------------------------------------------------------------

maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary between 2% and 5% depending on the type of securities loaned. The custodian establishes and maintains the collateral in segregated accounts. The Portfolios maintain exposure for the risk of any losses in the investment of amounts received as collateral.

At April 30, 2000, the Portfolios did not have any securities on loan.


9. Securities Traded on a When-Issued or To-Be-Announced Basis
PDIP may trade securities on a when-issued basis or on a to-be-announced ("TBA") basis.

In a when-issued transaction the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. Purchasing such securities involves the risk of loss if the value of the securities declines prior to settlement.

In a TBA transaction, the Portfolio commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

At April 30, 2000, the Portfolios did not hold any TBA securities.


10. Capital Loss Carryforwards

At October 31, 1999, the Smith Barney High Income Portfolio and the Putnam Diversified Income Portfolio had, for Federal income tax purposes, approximately $15,317,000 and $7,407,000, respectively, of capital loss carryforwards available to offset future realized gains. To the extent that these carryforward losses are used to offset gains, it is probable that the gains so offset will not be distributed. Expirations occur on October 31 of the years below:

                                               Total       2006         2007
================================================================================
Smith Barney High Income Portfolio         $15,317,000  $3,001,000  $12,316,000
--------------------------------------------------------------------------------
Putnam Diversified Income Portfolio          7,407,000   2,321,000    5,086,000
================================================================================



--------------------------------------------------------------------------------
60                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)(continued)
--------------------------------------------------------------------------------

11. Capital Shares

At April 30, 2000, the Fund had six billion shares of $0.00001 par value capital stock authorized. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each share of the same Portfolio and has an equal entitlement to any dividends and distributions made by the Portfolio.

Transactions in shares of each Portfolio were as follows:

                                          Six Months Ended       Year Ended
                                           April 30, 2000     October 31, 1999
================================================================================
Smith Barney High Income Portfolio
Shares sold                                  1,124,791           3,430,771
Shares issued on reinvestment                       --           1,159,451
Shares reacquired                           (1,329,168)         (1,009,907)
--------------------------------------------------------------------------------
Net Increase (Decrease)                       (204,377)          3,580,315
================================================================================
Putnam Diversified Income Portfolio
Shares sold                                    346,774           1,352,553
Shares issued on reinvestment                       --             798,153
Shares reacquired                           (1,041,203)         (1,668,397)
--------------------------------------------------------------------------------
Net Increase (Decrease)                       (694,429)            482,309
================================================================================




--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    61

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year ended October 31, except where noted:

Smith Barney
High Income Portfolio              2000(1)    1999     1998(2)    1997      1996      1995
=============================================================================================
Net Asset Value,
  Beginning of Period              $11.72    $11.97    $13.25    $12.09    $11.26    $10.07
---------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(3)           0.63      0.92      1.21      0.88      1.14      0.93
  Net realized and unrealized
    gain (loss)                     (0.50)    (0.28)    (1.58)     1.00      0.19      0.48
---------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                    0.13      0.64     (0.37)     1.88      1.33      1.41
---------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                --     (0.89)    (0.74)    (0.66)    (0.50)    (0.22)
  Net realized gains                   --        --     (0.17)    (0.06)       --        --
---------------------------------------------------------------------------------------------
Total Distributions                    --     (0.89)    (0.91)    (0.72)    (0.50)    (0.22)
---------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                    $11.85    $11.72    $11.97    $13.25    $12.09    $11.26
---------------------------------------------------------------------------------------------
Total Return                         1.11%++   5.28%    (3.38)%   16.24%    12.17%    14.30%
Net Assets,
  End of Period (millions)         $  199    $  199    $  160    $  124    $   66    $   20
---------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(3)                        0.66%     0.66%     0.67%     0.70%     0.84%     0.70%
  Net investment income             10.33      9.44      9.12      9.36      9.79      9.54
---------------------------------------------------------------------------------------------
Portfolio Turnover Rate                33%       73%       82%       89%      104%       57%
=============================================================================================

(1)  For the six months ended April 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The Manager waived all or part of its fees for the year ended October 31, 1995. If such fees were not waived, the per share decrease on net investment income and the actual expense ratio would have been $0.04 and 1.07%, respectively.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.



--------------------------------------------------------------------------------
62                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year ended October 31, except where noted:

Putnam Diversified
Income Portfolio                   2000(1)    1999      1998      1997     1996(2)    1995
=============================================================================================
Net Asset Value,
  Beginning of Period              $11.24    $11.70    $12.31    $11.99    $11.46    $10.18
---------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(3)           0.54      0.91      0.57      0.67      0.78      0.79
  Net realized and unrealized
    gain (loss)                     (0.39)    (0.70)    (0.62)     0.30      0.27      0.58
---------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                    0.15      0.21     (0.05)     0.97      1.05      1.37
---------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                --     (0.67)    (0.42)    (0.56)    (0.39)    (0.09)
  Net realized gains                   --        --     (0.14)    (0.09)    (0.13)       --
---------------------------------------------------------------------------------------------
Total Distributions                    --     (0.67)    (0.56)    (0.65)    (0.52)    (0.09)
---------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                    $11.39    $11.24    $11.70    $12.31    $11.99    $11.46
---------------------------------------------------------------------------------------------
Total Return                         1.33%++   1.80%    (0.65)%    8.44%     9.43%    13.55%
Net Assets,
---------------------------------------------------------------------------------------------
  End of Period (millions)         $   150   $  156    $  157    $  122    $   81    $   32
---------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(3)                         0.85%+   0.83%     0.87%     0.88%     0.96%     0.97%
  Net investment income               8.39+    7.85      7.48      6.99      7.57      7.53
---------------------------------------------------------------------------------------------
Portfolio Turnover Rate                44%      118%      191%      253%      255%      276%
=============================================================================================

(1)  For the six months ended April 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The Manager waived all or part of its fees for the year ended October 31, 1995. If such fees were not waived, the per share decrease on net investment income and the actual expense ratio would have been $0.04 and 1.31%, respectively.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.




--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    63

                     (This page intentionally left blank.)

                                                  [LOGO OF SALOMON SMITH BARNEY]


Directors
Victor K. Atkins
A.E. Cohen
Robert A. Frankel
Michael Gellert
Rainer Greeven
Susan M. Heilbron
Heath B. McLendon, Chairman

Officers
Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

John C. Bianchi
Vice President

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Managers
SSB Citi Fund Management LLC
Travelers Investment Adviser, Inc.

Custodian
PFPC Trust Company

Annuity Administration
Travelers Annuity Investor Services
5 State House Square
1 Tower Square
Hartford, Connecticut 06183




This report is submitted for the general information of the shareholders of Travelers Series Fund Inc. -- Smith Barney High Income and Putnam Diversified Income Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Portfolios, which contains information concerning the Portfolios' investment policies and expenses as well as other pertinent information.




Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Travelers Series Fund Inc.
388 Greenwich Street
New York, New York 10013


IN0805 6/00

                           Travelers Series Fund Inc.
                           Smith Barney International
                           Equity Portfolio

                           Smith Barney Pacific
                           Basin Portfolio

                           INVESCO Global Strategic
                           Income Portfolio

                           ------------------------
                             SEMI - ANNUAL REPORT
                           ------------------------

                           April 30, 2000

                           [LOGO OF SMITH BARNEY MUTUAL FUNDS]

            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

Travelers Series Fund Inc.

[PHOTO]
HEATH B. MCLENDON
Chairman

Dear Shareholder:

We are pleased to provide the semi-annual report for the Travelers Series Fund Inc. -- Smith Barney International Equity Portfolio, Smith Barney Pacific Basin Portfolio, and INVESCO Global Strategic Income Portfolio ("Portfolio(s)") for the six months ended April 30,2000. For your convenience,we have summarized the period's prevailing economic and market conditions and outlined each Portfolio's investment strategy.1 A detailed summary of performance and current holdings can be found in the appropriate sections that follow. We hope you find this report useful and informative.

Portfolio Highlights
Smith Barney International Equity Portfolio
For the six months ended April 30, 2000, the Smith Barney International Equity Portfolio returned 24.76%. In comparison, the Lipper, Inc. peer group of international funds returned 16.74% for the same period. (Lipper, Inc. is an independent fund-tracking organization.)

Investment Strategy and Market Update
The International Equity Portfolio seeks total return on its assets through growth of capital and income. The Portfolio seeks to achieve its objective by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-U.S. issuers.

The six months ended April 2000 featured volatile global stock markets. The period began with a sharp rise in the stock markets at the end of 1999, as investors correctly anticipated a smooth "Y2K" transition. That euphoria gave way to a sharp decline in the last two months of the period, especially in technology-oriented growth stocks, as inflation and interest rate worries have predominated. (Growth investing consists of investing in companies with historically strong and relatively predictable earnings growth rates.)

---------
1 The information provided represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Portfolios.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                     1

As the reporting period progressed, the prognosis for global economic growth improved. From many perspectives, the outlook for the global economy is the strongest witnessed in more than a decade. However,despite the ongoing growth of the U.S. economy,we believe the recovery of several Asian economies and the European resurgence has set the stage for robust corporate earnings.

The new European currency,the euro,continued to fall sharply during the period versus the U.S. dollar and Japanese yen despite efforts to stabilize the currency. (The euro is the single currency of the European Monetary Union that was adopted by Belgium, Germany, Spain, France, Ireland, Italy, Luxembourg, the Netherlands, Austria, Portugal and Finland on January 1, 2000.) The currency decline reduced Portfolio return for the period. Major capital flows out of Europe most likely accounted for the majority of the weakness.

Meanwhile, mergers and acquisitions continued to color the European investment scene. During November, German telecommunications operator Mannesmann became the subject of a hostile takeover battle after resisting the friendly overtures of U.K.-based Vodafone. Several of the telecommunications issues in the Portfolio (including some Asian securities) benefited from these developments as the clear value of broadband capacity,value-added services and enabling technologies appear to have crystallized.

European companies across a wide range of industries have embarked on major merger and acquisition initiatives. Given the favorable cost of capital and deregulation of many industries, progressive managements have launched strategic alliances to build geographic breadth as well as achieve economies of scale. European banking, telecommunications, insurance, automotive, pharmaceutical and defense industries among others have been affected by the consolidation trend. The managers believe these mergers and acquisitions should help European managements dramatically improve the return on investment of their basic businesses.

The Asian markets have shown a range of performances during the period, with the traditionally U.S. interest-rate sensitive markets such as Hong Kong suffering sharp declines recently. The Japanese stock market went down in sympathy with the U.S. in recent months after a strong close in the later part of 1999. Yet evidence is growing of a modest Japanese economic rebound following the contractions of the fourth quarter of 1999.

Since mid-March, investor choice has shifted from the trio of emerging technology, media and telecommunications ("TMT") stocks to large-capitalization companies with earnings, dividends and relatively stable businesses. A decided preference for "defensive" stocks -- such as health care and financial services -- and value shares occurred during the period. (Value investing consists of identifying securities of companies that are believed to be undervalued but have good longer-term business prospects.)

--------------------------------------------------------------------------------
2                                        2000 Semi-Annual Report to Shareholders

Investors took profits from aggressively positioned and aggressively financed emerging growth stocks. Whether this rotation is sustainable is anyone's guess. The rise of more speculative securities prior to the recent sharp correction is, in the managers' opinion, the greater surprise rather than the speed and magnitude of recent declines.

Portfolio Update2
The commercial applications of the Internet and associated technologies continue to challenge many traditional businesses and sectors. The managers' investment strategy continues to emphasize high-quality, well-financed growth stocks across the entire capitalization spectrum. In their view, strong earnings growth and the creation of substantial great new business franchises continue to be centered in the broadly defined technology sector, given the challenges facing many more traditional industries. Notably, those technology stocks with substantial earnings growth have demonstrated the best support during the recent market rotation. At period-end, the managers' stock-driven asset allocation in the Portfolio was 56% in Europe, 32% in Asia and 12% in the Americas and emerging markets.

During the period, the managers purchased a position in Canada's BCE Emergis, 65% owned by BCE and a leader in Canadian B2B commerce. The managers also purchased a position in Australia's ERG Limited, a major factor in smart card technology that has won several significant public transportation system projects.

The managers added Amdocs, a telecommunications billing and customer care software developer with supplier relationships to wireline and wireless communications entities to the Portfolio during the period. The managers also added opportunistically to existing positions in Spain's Indra,the leading Iberian systems integrator,and to Energis,the leading competitive broadband carrier in the U.K.

In Asia, the managers added to the Portfolio's long-standing major position in Hong Kong's Hutchison Whampoa. The managers also established positions in Japan's Sharp, based on its strengths in flat-panel display technologies.

The managers took partial profits in several profitable investments (such as the U.K.'s COLT Telecom and Finland's Nokia) that had reached the Portfolio's 5% of assets risk control limit in order to finance other Portfolio purchases. The managers also trimmed positions in Japan's Softbank as they felt valuations had become excessive. The managers reduced the Portfolio's position in Telecom Italia Mobile. The managers also sold the Portfolio's positions in Italy's Alleanza and Hong Kong & China Gas due to sluggish earnings.

---------
2 The following securities reflect the holdings of the Smith Barney International Equity Portfolio as of April 30, 2000. After such date this information may not reflect the current Portfolio holdings. Stock information is for information purposes. It should not be relied upon for current prices of shares or for trading securities. Further,there is no assurance that securities will remain in or out of the Portfolio. Please refer to pages 13 through 15 for the percentage breakdown of the Portfolio's holdings.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                     3

Smith Barney Pacific Basin Portfolio
For the six months ended April 30, 2000,the Smith Barney Pacific Basin Portfolio returned a negative 0.08%. In comparison, the Lipper, Inc. peer group of Pacific Region funds returned 6.57% and the Morgan Stanley Capital International All Country Asia Pacific Index ("MSCI Asia Pacific")3 returned 4.73% for the same period. (Lipper, Inc. is an independent fund-tracking organization.)

For the period covered by the report, the Portfolio was overweighted in technology relative to the MSCI Asia Pacific Index. Technology performed well during the first half of the reporting period, but has come under considerable pressure of late. The manager believes the Portfolio's overweighted position in technology has caused the Portfolio to underperform versus the MSCI Asia Pacific Index for the period. Yet, despite the recent volatility in the technology sector, the manager has held on to his technology positions because he believes the long-term growth potential in technology stocks remains intact. Also, the continued volatility in the U.S. markets negatively influenced the international markets which may be reflected in the MSCI Asia Pacific Index but not the Portfolio.

Market Review
In the manager's view, Asia has been adversely affected by higher volatility in global stock markets and renewed concerns about rising U.S. interest rates. The manager believes weaker U.S. stock prices may negatively impact Asia's economy, but will not derail Asia's recovery. In the manager's opinion, the close of 1999 going into 2000 represented a period of strong relative performance for the Pacific region,which the manager believes is a result of the restructuring,low inflation and deregulation -- all factors fostering its economic recovery. However, the past few months were marked by a severe fallout from the surge in technology stocks.

Overall, sentiment is improving in the Pacific Rim, particularly in Japan. The recovery in the Japanese corporate sector is gradually spreading to worker income. If these income gains can effectively translate into an increase in consumer spending, the manager thinks the ensuing rising consumer sentiment would reinforce the case for above average Gross Domestic Product ("GDP") growth. However, longer-term issues, such as a flawed pension system and the lack of meaningful fiscal reform,continue to weigh on consumer spending. Also,stubborn expectations of falling prices have left the Pacific region vulnerable to setbacks. Therefore, the manager thinks a supportive monetary policy is still necessary to sustain the improvements in consumer sentiment and secure growth prospects.

---------
3 The MSCI Asia Pacific Index, comprising equities in Australia, New Zealand, Japan and the Far East, is a common benchmark against which the performance of Asian funds is measured. An investor can not invest directly in an index.

--------------------------------------------------------------------------------
4                                        2000 Semi-Annual Report to Shareholders

The Economic Planning Agency's consumer sentiment index (CSI)4 has gradually risen to its long-term averages. On this basis, Japanese consumers are about as optimistic about the near-term future as they have been in the past two decades.

In addition, many Tokyo Stock Exchange listed companies continue to trade at low price-to-book multiples5, and there are 434 stocks now that carry dividend yields greater than the 10-year Japanese government bond.

Investment Strategy and Portfolio Update
The Portfolio's manager employs a "bottom-up" investment strategy, emphasizing individual security selection,while optimally allocating the Pacific Basin Portfolio's assets among companies in the Asia Pacific region. The manager's stock selection process involves exhaustive analysis of companies' fundamentals,in which he looks for certain criteria such as above average earnings growth, high relative return on invested capital,experienced and effective management and competitive advantages (i.e., high market share or special licenses and patents). The manager also actively monitors and evaluates economic and political conditions in the region that may affect the companies in which the Portfolio invests.

As always,the manager's philosophy is based on the premise that earnings growth and earnings momentum will drive stock performance. The manager is finding what he deems to be viable investment opportunities in growth stocks, selling at reasonable valuations and with a focus on recovering companies. He believes opportunities can be identified among those companies whose core businesses are in basic industry as these companies are most likely to exhibit positive earnings growth due to the Pacific region's massive restructuring and deregulation.

Since the recent pullback in select technology issues that began to accelerate toward the end of the reporting period,the manager has been altering the Portfolio to reflect the recovery that the manager sees occurring in the basic industry sector and earnings-oriented companies. While the manager has also increased the Portfolio's exposure to technology during the period, his focus has not been on high-flying Internet and telecommunications stocks, but rather, on `pure' technology investments such as semiconductors, digital equipment and electronic components.

Moreover, the manager has overweighted the Portfolio's positions in Taiwan and North and South Korea,as warranted by the greater growth prospects that he thinks have become more apparent in these countries. By the end of the period,the Portfolio was currently underweight versus the MSCI Asia Pacific in Japan and Hong Kong.

---------
4 The CSI assembles consumer expectations of jobs, income, durable goods purchasing plans and prices over the next six months.
5 A price-to-book multiple refers to the price paid for a stock in relation to its book value. Book value is the difference between a company's assets and liabilities.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                     5

The manager's strategy going forward will be to invest in growth-oriented companies that can capitalize on Asia's recovering economy. He will continue to focus on those companies that do business, trade, network or outsource within the Pacific region, as opposed to those who are more dependent on exporting to the U.S. and Europe, where excessive market volatility persists.

Market Outlook
The manager is optimistic that the Pacific region will continue its recovery from the 1997 Asian currency crisis. While no guarantees can be given, based on the region's restructuring efforts, the manager sees ample evidence that the underpinnings of economic growth can be maintained over the long term.

Looking forward, financial market deregulation and the information technology revolution in Japan are creating a small class of entrepreneurs with high incomes and high net worths. In addition, China's entry into the World Trade Organization ("WTO") should create opportunities for positive economic change by way of tariff reduction, market widening and trade expansion.

INVESCO Global Strategic Income Portfolio
For the six months ended April 30, 2000, the INVESCO Global Strategic Income Portfolio returned 1.76%. In comparison, the J.P. Morgan Global Bond Index-Unhedged6 returned a negative 4.11% for the same period.

The primary investment objective of the Portfolio is to seek high current income and secondarily, capital appreciation. The Portfolio invests primarily in debt securities of U.S. and foreign companies, banks and governments, including those in emerging markets.

During the reporting period, bond markets worldwide have been characterized by increased volatility, largely due to the actions of the U.S. Federal Reserve Board ("Fed"). During the period covered by the report, the Fed raised interest rates three times for a total of 75 basis points7. At their last meeting on May 16, 2000, the Federal Open Market Committee decided to raise interest rates an additional 50 basis points to 6.50%, indicating that further rate increases are still to come.

The bond market was also impacted by the U.S. Treasury's announcement that it intends to buy back approximately $1 billion of its long-term debt obligations that led to an inverted yield curve. An inverted yield curve depicts the relationship whereby the highest yields were for shorter-term bonds. The yield curve is a graphical depiction of the relationship between the yield on bonds of

---------
6 The J.P. Morgan Global Bond Index is a broad-based unmanaged index of domestic and foreign bonds. An investor can not invest directly in the index.
7    A basis point is 0.01% or one one-hundredth of a percent.

--------------------------------------------------------------------------------
6                                        2000 Semi-Annual Report to Shareholders
the same credit quality but different maturities. The yield curve measures the difference between short-term and long-term rates. The yield on 30-year U.S. Treasuries fell more than 100 basis points from its January high.

Further comments from the U.S. Treasury also impacted the U.S. bond market. The testimony of Gary Gensler, Treasury - Under Secretary called into question the government backing and creditworthiness of Government Sponsored Entities (GSEs), such as Freddie Mac. As a result, bond markets faced significant pressure, particularly agencies, swaps spreads and corporate issues.

Economic growth in Europe continued during the period. Prompted by strength in industrial production, improving business and consumer confidence, the European Central Bank ("ECB") raised interest rates 75 basis points during the period as an inflationary precaution.

The Portfolio's managers use fundamental views in tandem with technical and quantitative analysis to allocate assets and they tend to favor stronger credits. Current asset allocations remain unchanged from the previous reporting period. High yield bonds continue to have the largest allocation in the Portfolio, while international and emerging markets remain minimal.

The managers expect that U.S. economic growth may grow between 4% to 5% as represented by Gross Domestic Product over the near term. The investment team believes that inflation should remain low. Yet, the managers maintain their cautious stance. Despite high levels of market volatility, they think the recent turbulence may subside and good investment opportunities will emerge.

In closing, thank you for investing in the Travelers Series Fund Inc. We look forward to continuing to help you achieve your financial goals in the new century.

Sincerely,


/s/ Heath B. McLendon


Heath B. McLendon
Chairman

May 22, 2000

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                     7

--------------------------------------------------------------------------------
                   Smith Barney International Equity Portfolio
--------------------------------------------------------------------------------
Historical Performance
--------------------------------------------------------------------------------


                           Net Asset Value
                       ----------------------
                       Beginning       End     Income     Capital Gain    Total
Period Ended           of Period   of Period  Dividends  Distributions  Returns+
================================================================================
4/30/00               $  16.92     $  21.11     $  0.00     $  0.00     24.76%++
--------------------------------------------------------------------------------
10/31/99                 12.60        16.92        0.05        0.00     34.73
--------------------------------------------------------------------------------
10/31/98                 13.23        12.60        0.00        0.00     (4.76)
--------------------------------------------------------------------------------
10/31/97                 12.18        13.23        0.01        0.00      8.73
--------------------------------------------------------------------------------
10/31/96                 10.48        12.18        0.01        0.00     16.36
--------------------------------------------------------------------------------
10/31/95                 10.55        10.48        0.00        0.00     (0.66)
--------------------------------------------------------------------------------
6/16/94*-10/31/94        10.00        10.55        0.00        0.00      5.50++
================================================================================
Total                                           $  0.07     $  0.00
================================================================================


--------------------------------------------------------------------------------
                      Smith Barney Pacific Basin Portfolio
--------------------------------------------------------------------------------
Historical Performance
--------------------------------------------------------------------------------

                           Net Asset Value
                       ----------------------
                       Beginning       End     Income     Capital Gain    Total
Period Ended           of Period   of Period   Dividends  Distributions Returns+
================================================================================
4/30/00               $  11.77     $  11.76     $  0.00     $  0.00    (0.08)%++
--------------------------------------------------------------------------------
10/31/99                  6.81        11.77        0.00        0.00    72.83
--------------------------------------------------------------------------------
10/31/98                  8.04         6.81        0.09        0.00   (14.09)
--------------------------------------------------------------------------------
10/31/97                  9.75         8.04        0.06        0.00   (17.02)
--------------------------------------------------------------------------------
10/31/96                  8.95         9.75        0.03        0.00     9.26
--------------------------------------------------------------------------------
10/31/95                 10.10         8.95        0.00        0.00   (11.39)
--------------------------------------------------------------------------------
6/16/94*-10/31/94        10.00        10.10        0.00        0.00     1.00++
================================================================================
Total                                           $  0.18     $  0.00
================================================================================

--------------------------------------------------------------------------------
8                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
                    INVESCO Global Strategic Income Portfolio
--------------------------------------------------------------------------------
Historical Performance
--------------------------------------------------------------------------------

                           Net Asset Value
                       ----------------------
                       Beginning       End     Income     Capital Gain    Total
Period Ended           of Period   of Period   Dividends  Distributions Returns+
================================================================================
4/30/00               $  10.22     $  10.40     $  0.00     $  0.00      1.76%++
--------------------------------------------------------------------------------
10/31/99                 10.97        10.22        0.65        0.00     (0.96)
--------------------------------------------------------------------------------
10/31/98                 12.52        10.97        0.66        0.64     (2.50)
--------------------------------------------------------------------------------
10/31/97                 12.45        12.52        0.46        0.58      9.32
--------------------------------------------------------------------------------
10/31/96                 10.77        12.45        0.42        0.00     20.07
--------------------------------------------------------------------------------
10/31/95                  9.95        10.77        0.10        0.00      9.37
--------------------------------------------------------------------------------
6/16/94*-10/31/94        10.00         9.95        0.00        0.00     (0.50)++
================================================================================
Total                                           $  2.29     $  1.22
================================================================================

It is the Funds policy to distribute dividends and capital gains, if any, annually.


--------------------------------------------------------------------------------
Average Annual Total Returns+
--------------------------------------------------------------------------------

                                Smith Barney    Smith Barney   INVESCO Global
                                International      Pacific         Strategic
                                   Equity           Basin           Income
                                 Portfolio        Portfolio        Portfolio
================================================================================
Six Months Ended 4/30/00++         24.76%          (0.08)%           1.76%
--------------------------------------------------------------------------------
Year Ended 4/30/00                 43.40           33.03            (1.46)
--------------------------------------------------------------------------------
Five Years Ended 4/30/00           17.17            6.56             6.86
--------------------------------------------------------------------------------
6/16/94* through 4/30/00           13.66            3.21             5.94
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Returns+
--------------------------------------------------------------------------------

                                Smith Barney    Smith Barney   INVESCO Global
                                International      Pacific         Strategic
                                   Equity           Basin           Income
                                 Portfolio        Portfolio        Portfolio
================================================================================
6/16/94* through 4/30/00          112.26%          20.38%           40.36%
================================================================================

+    Assumes the reinvestment of all dividends and capital gains distributions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
*    Commencement of operations.


--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    9

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                   Growth of $10,000 Invested in Shares of the
                 Smith Barney International Equity Portfolio vs.
                               MSCI EAFE Index+
--------------------------------------------------------------------------------
                              June 1994 April 2000

                                     [GRAPH]

                         International Equity     MSCI EASFE Index
------------------------------------------------------------------
  6/16/94                            10,000             10,000
   Oct-94                            10,550             10,443
   Oct-95                            10,480             10,436
   Oct-96                            12,194             11,563
   Oct-97                            13,259             12,133
   Oct-98                            12,628             13,340
   Oct-99                            17,013             16,413
  4/30/00                            21,226             17,536

+ Hypothetical illustration of $10,000 invested in shares of the Smith Barney International Equity Portfolio on June 16, 1994 (commencement of operations), assuming reinvestment of dividends and capital gains, if any, at net asset value through April 30, 2000. The Morgan Stanley Capital International (MSCI) EAFE Index is a composite portfolio consisting of equity total returns for the countries of Europe, Australia, New Zealand and the Far East. The MSCI EAFE Index is weighted based on each companys market capitalization. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. An investor cannot invest directly in an index.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

--------------------------------------------------------------------------------
10                                      2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                   Growth of $10,000 Invested in Shares of the
                    Smith Barney Pacific Basin Portfolio vs.
                              MSCI Pacific Index+
--------------------------------------------------------------------------------
                              June 1994 April 2000

                                     [GRAPH]

                                  Pacific Basin            MSCI Pacific Index
--------------------------------------------------------------------------------
        6/16/94                         10,000                   10,000
         Oct-94                         10,100                    9,952
         Oct-95                          8,950                    8,836
         Oct-96                          9,779                    9,136
         Oct-97                          8,114                    7,353
         Oct-98                          6,971                    6,346
         Oct-99                         12,048                    9,617
        4/30/00                         12,038                    9,959

+ Hypothetical illustration of $10,000 invested in shares of the Smith Barney Pacific Basin Portfolio on June 16, 1994 (commencement of operations), assuming reinvestment of dividends and capital gains, if any, at net asset value through April 30, 2000. The Morgan Stanley Capital International
     (MSCI) Pacific Index is comprised of a sampling of large, medium and small capitalization companies who are listed on the various Pacific exchanges, such as Australia, Hong Kong, Japan, Malaysia, New Zealand and the Singapore stock exchange. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. An investor cannot invest directly in an index.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                   11

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                   Growth of $10,000 Invested in Shares of the
                  INVESCO Global Strategic Income Portfolio vs.
                        J.P. Morgan Global Bond Index+
--------------------------------------------------------------------------------
                              June 1994 April 2000

                                     [GRAPH]

          G.T. Global Strategic Income   JP Morgan Global Bond\rIndex - Unhedged
--------------------------------------------------------------------------------
 6/16/94                      10,000                                  10,000
  Oct-94                       9,950                                  10,391
  Oct-95                      10,882                                  11,985
  Oct-96                      13,066                                  12,716
  Oct-97                      14,284                                  13,161
  Oct-98                      13,927                                  14,869
  Oct-99                      13,793                                  14,429
 4/30/00                      14,036                                  13,836


+ Hypothetical illustration of $10,000 invested in shares of the INVESCO Global Strategic Income Portfolio on June 16, 1994 (commencement of operations), assuming reinvestment of dividends and capital gains, if any, at net asset value through April 30, 2000. The J.P. Morgan Global Bond Index - Unhedged is a daily, market capitalization weighted international fixed income index consisting of 13 countries. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. An investor cannot invest directly in an index.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

--------------------------------------------------------------------------------
12                                      2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited)                             April 30, 2000
--------------------------------------------------------------------------------


                   SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO

SHARES                        SECURITY                                  VALUE
================================================================================
STOCK -- 82.6%
Australia -- 0.7%
    760,000       ERG Ltd.                                           $ 3,614,191
--------------------------------------------------------------------------------
Canada -- 5.8%
     51,300       BCE Emergis Inc.                                     2,482,426
     75,000       C-MAC Industries Inc.                                3,796,315
    350,000       Celestica Inc.+                                     18,873,591
    161,000       The Toronto-Dominion Bank                            3,721,570
--------------------------------------------------------------------------------
                                                                      28,873,902
--------------------------------------------------------------------------------
Finland -- 4.7%
     50,000       F-Secure Oyj                                           637,912
    400,000       Nokia Oyj                                           22,650,072
--------------------------------------------------------------------------------
                                                                      23,287,984
--------------------------------------------------------------------------------
France -- 5.1%
     46,000       Axa                                                  6,837,141
    110,000       Credit Lyonnais S.A.                                 4,295,426
     50,000       Equant N.V.+                                         3,879,872
     30,000       FI System                                            1,670,418
     25,000       Group Danone                                         5,479,209
     50,000       Sidel S.A.                                           3,134,882
--------------------------------------------------------------------------------
                                                                      25,296,948
--------------------------------------------------------------------------------
Germany -- 2.4%
      8,000       Aixtron AG                                           2,085,061
     11,500       Allianz AG                                           4,328,233
      7,200       SAP AG Preferred++                                   4,176,319
     67,300       Stinnes AG                                           1,432,072
--------------------------------------------------------------------------------
                                                                      12,021,685
--------------------------------------------------------------------------------
Hong Kong -- 5.4%
    504,182       HSBC Holdings PLC++                                  5,631,362
    915,000       Hutchison Whampoa Ltd.                              13,332,884
  1,004,000       Li and Fung Ltd.                                     3,879,782
    483,557       Sun Hung Kai Properties Ltd.                         3,833,467
      8,047       Sunevision Holdings Ltd.                                10,486
--------------------------------------------------------------------------------
                                                                      26,687,981
--------------------------------------------------------------------------------
Ireland -- 1.7%
    465,627       Bank of Ireland                                      3,148,509
    387,814       Independent Newspapers PLC                           3,102,993
    253,755       Irish Continental Group PLC                          2,404,976
--------------------------------------------------------------------------------
                                                                       8,656,478
--------------------------------------------------------------------------------
Israel -- 0.7%
     40,000       Amdocs Ltd.                                          2,707,500
     12,000       BATM Advanced Communications Ltd.                      854,380
--------------------------------------------------------------------------------
                                                                       3,561,880
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                   13

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
--------------------------------------------------------------------------------


                   SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO

SHARES                        SECURITY                                  VALUE
================================================================================
Italy -- 1.4%
    740,000       Telecom Italia Mobile S.p.A.                       $ 7,084,195
--------------------------------------------------------------------------------
Japan -- 17.7%
    134,000       Canon, Inc.                                          6,125,006
    203,000       Hosiden Corp.                                        9,466,759
      7,000       JAFCO Co., Ltd.                                      1,230,627
         70       Japan Telecom Co., Ltd.                              3,562,341
     50,000       Matsushita Communication Industrial Co., Ltd.        7,837,150
     65,000       Murata Manufacturing Co., Ltd.                      12,630,118
        680       NTT Data Corp.++                                     9,060,375
     12,000       Seven-Eleven Japan Co., Ltd.                         1,476,752
    265,000       Sharp Corp.                                          5,112,422
     34,500       SOFTBANK CORP.                                       8,491,325
     44,000       SONY CORP.                                           5,052,417
     44,000       SONY CORP. - NEW                                     5,089,059
    191,000       Terumo Corp.++                                       5,779,042
    240,000       Tostem Corp.                                         3,533,102
     27,000       Trend Micro Inc.                                     4,047,189
--------------------------------------------------------------------------------
                                                                      88,493,684
--------------------------------------------------------------------------------
Mexico -- 1.4%
  3,306,000       Wal-Mart de Mexico S.A. de C.V.                      7,041,515
--------------------------------------------------------------------------------
Netherlands -- 0.0%
     12,500       VIA NET.WORKS, Inc.                                    225,547
--------------------------------------------------------------------------------
Norway -- 2.1%
    135,000       Petroleum Geo Services ASA ADR                       2,193,750
    106,000       Tandberg Television ASA                                959,651
    360,000       Tomra Systems ASA++                                  7,443,836
--------------------------------------------------------------------------------
                                                                      10,597,237
--------------------------------------------------------------------------------
Singapore -- 3.6%
    262,000       DelGro Corp. Ltd.                                      644,451
    290,000       Singapore Press Holdings, Ltd.                       5,672,621
  1,750,000       Singapore Technologies Engineering, Ltd.             2,459,736
    531,432       United Overseas Bank Ltd.                            3,703,684
    450,000       Venture Manufacturing (Singapore) Ltd.               5,270,864
--------------------------------------------------------------------------------
                                                                      17,751,356
--------------------------------------------------------------------------------
South Africa -- 1.1%
    100,000       Anglo American Platinum Corp., Ltd.                  2,419,057
    437,282       Dimension Data Holdings Ltd.                         2,870,278
--------------------------------------------------------------------------------
                                                                       5,289,335
--------------------------------------------------------------------------------
Spain -- 3.5%
    325,000        Amadeus Global Travel Distribution S.A.             4,027,959
    200,000        Indra Sistemas S.A.                                 4,707,791
    100,000        Superdiplo S.A.                                     1,430,746
    324,005        Telefonica S.A.                                     7,228,129
--------------------------------------------------------------------------------
                                                                      17,394,625
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
14                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
--------------------------------------------------------------------------------


                   SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO

SHARES                        SECURITY                                  VALUE
================================================================================
Sweden -- 2.5%
      4,800       Enea Data AB                                         $ 846,554
    115,800       Framtidsfabriken AB                                  1,901,329
    200,000       Securitas AB                                         5,182,620
     90,000       Skandia Forsakrings AB                               4,312,521
--------------------------------------------------------------------------------
                                                                      12,243,024
--------------------------------------------------------------------------------
Switzerland -- 1.9%
    150,000       Mettler-Toledo International Inc.                    5,175,000
        400       Roche Holding AG                                     4,187,155
--------------------------------------------------------------------------------
                                                                       9,362,155
--------------------------------------------------------------------------------
United  Kingdom -- 20.9%
    150,000       365 Corp. PLC                                          326,260
    500,000       Capita Group PLC                                    12,886,114
    345,000       COLT Telecom Group PLC                              15,110,553
    800,000       Compass Group PLC                                   11,504,397
     58,000       Energis PLC                                          2,877,038
     78,000       Filtronic PLC                                        2,129,847
    200,000       Guardian IT PLC                                      4,029,356
  1,500,000       Hays PLC                                            10,421,557
    510,000       Invensys PLC                                         2,467,961
    786,990       Misys PLC                                            9,076,012
  2,154,000       Serco Group PLC                                     15,673,176
  1,309,090       Telewest Communications PLC                          8,060,697
  2,181,690       Vodafone AirTouch PLC                               10,019,811
--------------------------------------------------------------------------------
                                                                     104,582,779
--------------------------------------------------------------------------------

                  TOTAL STOCK
                  (Cost -- $228,344,829)                             412,066,501
================================================================================

   FACE
  AMOUNT                      SECURITY                                VALUE
================================================================================
REPURCHASE AGREEMENT -- 17.4%
$86,924,000       CIBC Wood Gundy Securities Inc., 5.600% due
                   5/1/00; Proceeds at maturity -- $86,964,565;
                   (Fully collateralized by U.S. Treasury Notes,
                   5.500% to 8.500% due 11/15/00 to 8/31/01; Market
                   value -- $88,666,245) (Cost -- $86,924,000)        86,924,000
================================================================================
                  TOTAL INVESTMENTS -- 100%
                  (Cost -- $315,268,829*)                           $498,990,501
================================================================================
+    Non-income producing security.
++   All or a portion of this security is on loan (See Note 9).
*    Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                   15

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
--------------------------------------------------------------------------------

                      SMITH BARNEY PACIFIC BASIN PORTFOLIO

SHARES                        SECURITY                                  VALUE
================================================================================
STOCK -- 100.0%
Australia -- 1.3%
     60,200       Computershare Ltd.                                  $  245,430
     26,815       Telstra Corp. Ltd.                                     114,846
--------------------------------------------------------------------------------
                                                                         360,276
--------------------------------------------------------------------------------
Hong Kong -- 6.8%
     50,000       China Telecom Ltd.+                                    361,077
    120,000       Computer & Technologies Holdings Ltd.+                 137,883
     37,000       HSBC Holdings PLC                                      413,270
     33,000       Hutchison Whampoa Ltd.                                 480,858
    180,000       i100 Ltd.                                               42,289
    250,000       Softbank Investment International (Strategic) Ltd.+    104,311
    200,000       Sunevision Holdings Ltd.+                              260,617
--------------------------------------------------------------------------------
                                                                       1,800,305
--------------------------------------------------------------------------------
Japan -- 66.5%
     20,000       Canon, Inc.                                            914,180
      3,000       Drake Beam Morin - Japan Inc.                          732,825
     16,000       Fujitsu Ltd.                                           453,019
      5,000       Hirose Electric Co., Ltd.                              604,210
      9,000       Hosiden Corp.                                          419,709
      3,500       Internet Initiative Japan Inc.+                        210,000
      7,000       Ito-Yokado Co., Ltd.                                   511,034
      1,000       JAFCO Co., Ltd.                                        175,804
     12,000       Matsushita Electric Industrial Co., Ltd.               317,557
     12,000       Murata Manufacturing Co., Ltd.                       2,331,714
      6,000       Nichii Gakkan Co.                                      549,618
     40,000       Nippon Sheet Glass Co., Ltd.                           355,309
         67       Nippon Telegraph & Telephone Corp. (NTT)               830,719
     42,000       Nomura Securities Co., Ltd.                          1,057,044
         64       NTT Data Corp.                                         852,741
         25       NTT DoCoMo, Inc.                                       835,068
        300       Oracle Corp. Japan                                     255,378
     11,097       Pasona Softbank, Inc.                                  513,394
     30,000       Sailor Pen Co., Ltd.                                   524,636
     10,000       Seven-Eleven Japan Co., Ltd.++                       1,230,627
     15,000       Sharp Corp.                                            289,382
      5,800       SONY CORP.                                             666,000
      5,800       SONY CORP. - NEW+                                      670,830
     10,000       Takeda Chemical Industries, Ltd.                       657,876
     14,000       Terumo Corp.                                           423,595
     20,000       Tostem Corp.                                           294,425
      7,000       Trend Micro Inc.+ ++                                 1,049,271
--------------------------------------------------------------------------------
                                                                      17,725,965
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
16                                      2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
--------------------------------------------------------------------------------

                      SMITH BARNEY PACIFIC BASIN PORTFOLIO

SHARES                        SECURITY                                  VALUE
================================================================================
Malaysia -- 1.7%
     26,000       Telekom Malaysia Berhad                             $   90,316
    110,000       Tenaga Nasional Berhad                                 364,737
--------------------------------------------------------------------------------
                                                                         455,053
--------------------------------------------------------------------------------
Singapore -- 6.1%
    115,492       Datacraft Asia Ltd.                                    866,190
     73,900       NatSteel Electronics Ltd.++                            424,141
     43,000       Star Cruises PLC                                       331,100
--------------------------------------------------------------------------------
                                                                       1,621,431
--------------------------------------------------------------------------------
South Korea -- 5.1%
     12,104       Kookmin Bank                                           130,884
      6,000       Korea Electric Power Corp.                             175,715
      4,200       Korea Telecom Corp.                                    286,875
      8,600       Pohang Iron & Steel Co., Ltd.                          180,600
     19,000       Samsung Corp.                                          215,724
      1,410       SK Telecom Co., Ltd.                                   374,814
--------------------------------------------------------------------------------
                                                                       1,364,612
--------------------------------------------------------------------------------
Taiwan -- 12.2%
     75,250       Cathay Life Insurance Co., Ltd.                        181,855
     83,200       Hon Hai Precision Industry Co., Ltd.+                  801,555
     39,900       Ritek Inc. GDR                                         761,005
     24,000       Synnex Technology International Corp. GDR              648,000
     65,190       Taiwan Semiconductor Manufacturing Co.                 419,406
      5,500       Winbond Electronics Corp.                              174,075
     80,000       Zyxel Communications Corp.+                            269,101
--------------------------------------------------------------------------------
                                                                       3,254,997
--------------------------------------------------------------------------------
Thailand -- 0.3%
    153,000       National Finance Public Co., Ltd.                       35,754
    147,000       National Finance Public Co., Ltd. (Alien Market)        35,124
--------------------------------------------------------------------------------
                                                                          70,878
--------------------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 100%
                  (Cost -- $18,172,136*)                             $26,653,517
================================================================================
+    Non-income producing security.
++   All or a portion of this security is on loan (See Note 9).
*    Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                   17

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
--------------------------------------------------------------------------------

                    INVESCO GLOBAL STRATEGIC INCOME PORTFOLIO
   FACE
  AMOUNT++                      SECURITY                                VALUE
================================================================================
BONDS -- 96.1%
Argentina -- 2.0%
                  Republic of Argentina:
    365,000         11.786% due 4/10/05                              $   343,100
     95,000         9.750% due 9/19/27                                    79,610
--------------------------------------------------------------------------------
                                                                         422,710
--------------------------------------------------------------------------------
Aruba -- 1.2%
    250,000       Sanwa Finance of Aruba AEC, 8.350% due 7/15/09*        247,430
--------------------------------------------------------------------------------
Brazil -- 5.0%
                  Republic of Brazil:
    250,000         11.625% due 4/15/04                                  248,125
    650,000         9.375% due 4/7/08                                    541,125
    320,000         10.125% due 5/15/27                                  250,400
--------------------------------------------------------------------------------
                                                                       1,039,650
--------------------------------------------------------------------------------
Bulgaria -- 1.0%
    258,000       Bulgaria Discount Note, 6.500% due 7/28/24             197,853
--------------------------------------------------------------------------------
Canada -- 1.3%
    295,000(CAD)  Government of Canada, 10.750% due 10/1/09              262,316
--------------------------------------------------------------------------------
Colombia -- 0.3%
     75,000       Republic of Colombia, 9.750% due 4/23/09                59,250
--------------------------------------------------------------------------------
Croatia -- 0.5%
    116,454       Republic of Croatia, Series A, 7.062% due 7/31/10      103,936
--------------------------------------------------------------------------------
Germany -- 4.8%
                  Bundesrepublik Deutscheland:
    623,776(EUR)    6.500% due 10/14/05                                  603,523
        100(EUR)    6.000% due 1/5/06                                         95
    376,323(EUR)    6.500% due 7/4/27                                    379,125
--------------------------------------------------------------------------------
                                                                         982,743
--------------------------------------------------------------------------------
Greece -- 3.5%
                  Hellenic Republic:
 50,000,000(GRD)    9.200% due 3/21/03                                   572,686
190,000,000(GRD)    8.700% due 4/8/05                                    142,778
--------------------------------------------------------------------------------
                                                                         715,464
--------------------------------------------------------------------------------
Korea -- 0.7%
    145,000       Republic of Korea, 8.875% due 4/15/08                  149,894
--------------------------------------------------------------------------------
Malaysia -- 0.3%
     65,000       Malaysia, 8.750% due 6/1/09                             66,382
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
18                                      2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
--------------------------------------------------------------------------------

                    INVESCO GLOBAL STRATEGIC INCOME PORTFOLIO
  FACE
  AMOUNT++                    SECURITY                                VALUE
================================================================================
Mexico -- 3.3%
                  United Mexican States:
   384,000          10.375% due 2/17/09                               $  404,352
   244,000          11.375% due 9/15/16                                  276,560
--------------------------------------------------------------------------------
                                                                         680,912
--------------------------------------------------------------------------------
New Zealand -- 1.2%
   500,000(NZD)   Federal National Mortgage Association,
                    7.250% due 6/20/02                                   241,957
--------------------------------------------------------------------------------
Panama -- 0.4%
    85,000        Republic of Panama, 9.375% due 4/1/29                   80,325
--------------------------------------------------------------------------------
Philippines -- 0.4%
   105,000        Republic of Philippines, 9.875% due 1/15/19             93,188
--------------------------------------------------------------------------------
Russia -- 2.0%
     5,000        Ministry Finance Russia, 3.000% due 5/14/06#             2,396
    25,019        Russian Ian, 5.969% due 12/15/15                         6,911
 1,485,821        Russian Principal Loan, 6.625% due 12/15/20            410,458
--------------------------------------------------------------------------------
                                                                         419,765
--------------------------------------------------------------------------------
Turkey -- 0.6%
   119,000        Republic of Turkey, 12.000% due 12/15/08               127,627
--------------------------------------------------------------------------------
United Kingdom -- 1.5%
   150,000(DEM)   COLT Telecom Group PLC, 7.625% due 7/31/08              66,390
   190,000(GBP)   London International Exhibition Centre,
                    7.710% due 11/25/16                                  243,795
--------------------------------------------------------------------------------
                                                                         310,185
--------------------------------------------------------------------------------
United States -- 64.6%
                  U.S. Treasury Notes:
 3,780,000          5.625% due 5/15/08*                                3,595,725
   660,000          4.750% due 11/15/08*                                 590,390
   270,000          6.375% due 8/15/27*                                  276,148
   500,000        Aircraft Finance Trust, 8.000% due 5/15/24             459,063
   250,000        Allied Waste North America, Series B,
                    10.000% due 8/1/09                                   170,625
   125,000        American Axle & Manufacturing Inc.,
                    9.750% due 3/1/09#                                   120,000
   250,000        American Plumbing & Mechanic, 11.625%
                    due 10/15/08#                                        221,875
   250,000        Ames Department Stores, 10.000% due 4/15/06            232,500
   275,000        Atrium Cos. Inc., Series B, 10.500% due 5/1/09         257,125
   100,000        Blount Inc., 13.000% due 8/1/09                         98,500
   250,000        Charter Communications Holdings, 10.250%
                    due 1/15/10#                                         241,875
    95,000        Chase Manhattan Corp., 6.250% due 1/15/06               88,113
   250,000        Chattem Inc., 8.875% due 4/1/08                        216,250
   110,000        Circus Circus Enterprise, 9.250% due 12/1/05           106,975
   150,000        Columbus McKinnon Corp., 8.500% due 4/1/08             133,500
   360,000        Comcast Cable Communications, 6.200% due 11/15/08      315,450
   225,000        Continental Mortgage Home Equity Loan Trust,
                    8.500% due 4/25/29                                   170,262

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                   19

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
--------------------------------------------------------------------------------

                    INVESCO GLOBAL STRATEGIC INCOME PORTFOLIO
    FACE
   AMOUNT++                    SECURITY                                VALUE
================================================================================
United States -- 64.6% (continued)
     90,000   CUC International Inc., 3.000% due 2/15/02             $    82,800
    100,000   Drypers Corp., 10.250% due 6/15/07                          70,500
    250,000   Fairchild Corp., 10.750% due 4/15/09                       138,438
    250,000   Florida Panthers Holdings, 9.875% due 4/15/09#             228,750
    330,000   General Motors Acceptance Corp., 6.625% due 10/15/05       311,438
    100,000   Gentek Inc., 11.000% due 8/1/09                            101,750
    360,000   Green Tree Home Equity Loan Trust, 7.880% due 9/15/30      358,566
              Hollywood Casino Corp.:
    250,000     13.000% due 8/1/06#                                      265,000
    250,000     11.250% due 5/1/07                                       255,000
    150,000   Level 3 Communications, 9.125% due 5/1/08                  131,250
    300,000   Lyondell Chemical Co., 10.875% due 5/1/09                  297,750
    250,000   MGC Communications Inc., 13.000% due 4/1/10                231,250
    250,000   Musicland Group Inc., 9.875% due 3/15/08                   206,250
    250,000   Nextlink Communications, 10.500% due 12/1/09#              242,500
    150,000   North American Van Lines, 13.375% due 12/1/09#             141,750
    250,000   Northpoint Communications Group, Inc.,
                12.875% due 2/15/10#                                     223,750
    250,000   Pillowtex Corp., 10.000% due 11/15/06                      101,250
     75,000   Polaroid Corp., 11.500% due 2/15/06                         76,125
    150,000   Primus Telecomm Group, 11.250% due 1/15/09                 136,125
    250,000   Prison Realty Trust Inc., 12.000% due 6/1/06               240,938
    150,000   R&B Falcon Corp., 12.250% due 3/15/06                      162,750
    200,000   Republic Technologies International,
                13.750% due 7/15/09                                       51,000
    150,000   Riddell Sports Inc., 10.500% due 7/15/07                   118,500
    400,000   Spectrasite Holdings Inc., step bond to yield
                12.838% due 3/15/10#                                     209,000
    200,000   Stater Brothers Holdings, 10.750% due 8/15/06              199,500
    250,000   Stericycle Inc., 12.375% due 11/15/09#                     250,000
    250,000   Triad Hospitals Holdings, 11.000% due 5/15/09              261,250
    200,000   Williams Communications Group Inc.,
                10.875% due 10/1/09                                      202,000
    100,000   Willis Corroon Corp., 9.000% due 2/1/09                     76,000
    200,000   Winsloew Furniture Inc., Series B, 12.750% due 8/15/07     185,000
    250,000   Winstar Communications, Inc., 12.750% due 4/15/10#         240,000
    200,000   Woods Equipment Co., step bond to yield
                12.000% due 7/15/11#                                     176,000
    100,000   Worldwide Fiber Inc., 12.000% due 8/1/09#                   93,000
--------------------------------------------------------------------------------
                                                                      13,359,556
--------------------------------------------------------------------------------
Venezuela -- 1.5%
              480,000 Republic of Venezuela, 9.250% due 9/15/27          306,960
--------------------------------------------------------------------------------
              TOTAL BONDS
              (Cost -- $22,096,560)                                   19,868,103
================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
20                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
--------------------------------------------------------------------------------

                    INVESCO GLOBAL STRATEGIC INCOME PORTFOLIO

    FACE
   AMOUNT                      SECURITY                                VALUE
================================================================================
CONVERTIBLE BONDS -- 3.9%
United  States -- 3.9%
  $  75,000       ADT Operations, zero coupon due 7/6/10              $  188,063
    115,000       Credit Suisse First Boston NY, 2.000% due 7/24/03      102,638
    125,000       Hilton Hotels Corp., 5.000% due 5/15/06                 96,875
    135,000       Interpublic Group of Cos. Inc., 1.870% due 6/1/06      125,888
     40,000       Rite Aid Corp., 5.250% due 9/15/02                      15,750
    200,000       Roche Holdings, Inc., step bond to yield
                    2.746% due 1/19/15#                                  150,500
    140,000       WMX Technologies, 2.000% due 1/24/05                   118,125
--------------------------------------------------------------------------------
                  TOTAL CONVERTIBLE BONDS
                  (Cost -- $787,403)                                     797,839
================================================================================

SHARES                              SECURITY                              VALUE
================================================================================
WARRANTS -- 0.0%
        200       Republic Technologies International, Expire 7/15/09+        20
        200       Winsloew Furniture Inc., Expire 8/15/07+                 5,000
--------------------------------------------------------------------------------
                  TOTAL WARRANTS
                  (Cost -- $1,521)                                         5,020
================================================================================
                  TOTAL INVESTMENTS -- 100%
                  (Cost -- $22,885,484**)                            $20,670,962
================================================================================
++   Face amount indicated in U.S. dollars unless otherwise indicated.
+    Non-income producing security.
*    All or a portion of this security is on loan (See Note 9).
# Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
**   Aggregate cost for Federal income tax purposes is substantially the same.

     Currency abbreviations used in this schedule:
     ---------------------------------------------
     CAD -- Canadian Dollar
     DEM -- German Mark
     EUR -- Euro
     GBP -- British Pound
     GRD -- Greek Drachma
     NZD -- New Zealand Dollar


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                   21

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (unaudited)                 April 30, 2000
--------------------------------------------------------------------------------

                                                                                  INVESCO
                                            Smith Barney       Smith Barney        Global
                                            International        Pacific         Strategic
                                               Equity             Basin            Income
                                              Portfolio         Portfolio        Portfolio
=============================================================================================
ASSETS:
  Investments, at value
    (Cost -- $228,344,829, $18,172,136,
    and $22,885,484, respectively)           $ 412,066,501    $  26,653,517    $  20,670,962
  Repurchase agreement, at value
    (Cost -- $86,924,000)                       86,924,000               --               --
  Foreign currency, at value
    (Cost -- $1,494, $75,142 and
    $273,289, respectively)                          1,447           70,870          252,935
  Cash                                                 891               --          134,598
  Collateral for securities on loan (Note 9)    65,448,086        1,126,985        3,082,040
  Receivable for open forward foreign
    currency contracts (Note 5)                      1,270               --           76,016
  Dividends and interest receivable                474,460           31,087          507,916
--------------------------------------------------------------------------------------------
  Total Assets                                 564,916,655       27,882,459       24,724,467
--------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities on loan (Note 9)       65,448,086        1,126,985        3,082,040
  Payable for securities purchased               9,641,618               --               --
  Management fees payable                          321,731           19,031           16,190
  Payable to bank                                       --          301,822               --
  Payable for open forward foreign
    currency contracts (Note 5)                     64,329               --               --
  Accrued expenses                                  75,918           51,899           54,310
--------------------------------------------------------------------------------------------
  Total Liabilities                             75,551,682        1,499,737        3,152,540
--------------------------------------------------------------------------------------------
Total Net Assets                             $ 489,364,973    $  26,382,722    $  21,571,927
=============================================================================================
NET ASSETS:
  Par value of capital shares                $         232    $          22    $          21
  Capital paid in excess of par value          312,828,275       22,478,626       23,725,043
  Undistributed net investment income            1,933,793               --        2,431,862
  Accumulated net investment loss                       --         (508,487)              --
  Accumulated net realized loss from
    security transactions and
    foreign currencies                          (9,172,760)      (4,064,343)      (2,420,955)
  Net unrealized appreciation (depreciation)
    of investments and foreign currencies      183,775,433        8,476,904       (2,164,044)
--------------------------------------------------------------------------------------------
Total Net Assets                             $ 489,364,973    $  26,382,722    $  21,571,927
=============================================================================================
Shares Outstanding                              23,186,670        2,244,361        2,074,213
--------------------------------------------------------------------------------------------
Net Asset Value                              $       21.11    $       11.76    $       10.40
--------------------------------------------------------------------------------------------



                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
22                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Operations (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended April 30, 2000

                                                                               INVESCO
                                         Smith Barney       Smith Barney        Global
                                         International        Pacific         Strategic
                                            Equity              Basin           Income
                                           Portfolio          Portfolio       Portfolio
========================================================================================
INVESTMENT INCOME:
  Interest                              $   1,128,541    $      23,579    $   1,021,026
  Dividends                                 1,072,502           54,057            1,570
  Less: Foreign withholding tax              (124,422)          (6,675)          (5,033)
----------------------------------------------------------------------------------------
  Total Investment Income                   2,076,621           70,961        1,017,563
----------------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                  1,914,952          131,350           90,004
  Custody                                      67,024           16,202            3,240
  Audit and legal                              14,900           11,565           10,356
  Shareholder communications                   12,785            1,135            2,800
  Shareholder and system servicing fees         7,570           11,909            9,582
  Directors fees                                2,727            1,619            2,101
  Registration fees                             1,011            2,151               --
  Pricing service fees                             --               --            3,337
  Other                                         4,576            7,693            1,967
----------------------------------------------------------------------------------------
  Total Expenses                            2,025,545          183,624          123,387
----------------------------------------------------------------------------------------
Net Investment Income (Loss)                   51,076         (112,663)         894,176
----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN
CURRENCIES (NOTES 3 AND 5):
  Realized Gain (Loss) From:
    Security transactions (excluding
      short-term securities)                8,711,547          610,318         (319,055)
    Foreign currency transactions              19,909          (12,387)          (7,710)
----------------------------------------------------------------------------------------
  Net Realized Gain (Loss)                  8,731,456          597,931         (326,765)
  Change in Net Unrealized Appreciation
  (Depreciation) of Investments
  and Foreign Currencies:
    Beginning of period                   115,389,356        9,162,242       (2,004,122)
    End of period                         183,775,433        8,476,904       (2,164,044)
----------------------------------------------------------------------------------------
  Change in Net Unrealized
    Appreciation (Depreciation)            68,386,077         (685,338)        (159,922)
----------------------------------------------------------------------------------------
Net Gain (Loss) on Investments
  and Foreign Currencies                   77,117,533          (87,407)        (486,687)
----------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
  From Operations                       $  77,168,609    $    (200,070)   $     407,489
========================================================================================


                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    23

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------
For the Six Months Ended April 30, 2000 (unaudited) and the Year Ended October 31, 1999

Smith Barney International Equity Portfolio                         2000           1999
===========================================================================================
OPERATIONS:
  Net investment income                                        $      51,076   $    425,796
  Net realized gain (loss)                                         8,731,456     (4,842,818)
  Increase in net unrealized appreciation                         68,386,077     87,298,498
-------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                          77,168,609     82,881,476
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                   --       (882,111)
-------------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                                         --       (882,111)
-------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 12):
  Net proceeds from sale of shares                               450,268,912    535,212,306
  Net asset value of shares issued
    for reinvestment of dividends                                         --        882,111
  Cost of shares reacquired                                     (346,947,457)  (533,425,869)
-------------------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                                      103,321,455      2,668,548
-------------------------------------------------------------------------------------------
Increase in Net Assets                                           180,490,064     84,667,913
NET ASSETS:
  Beginning of period                                            308,874,909    224,206,996
-------------------------------------------------------------------------------------------
  End of period*                                                $489,364,973   $308,874,909
===========================================================================================
* Includes undistributed net investment income of:                $1,933,793     $1,862,808
===========================================================================================



                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
24                                      2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------
For the Six Months Ended April 30, 2000 (unaudited) and the Year Ended October 31, 1999

Smith Barney Pacific Basin Portfolio                       2000          1999
=================================================================================
OPERATIONS:
  Net investment loss                                     $(112,663)    $ (48,140)
  Net realized gain                                         597,931     1,613,727
  Increase (decrease) in net unrealized appreciation       (685,338)    7,974,805
---------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations        (200,070)    9,540,392
---------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          --            --
---------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                                --            --
---------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 12):
  Net proceeds from sale of shares                        3,107,400    19,098,468
  Net asset value of shares issued
    for reinvestment of dividends                                --            --
  Cost of shares reacquired                              (1,953,130)  (15,938,642)
---------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                               1,154,270     3,159,826
---------------------------------------------------------------------------------
Increase in Net Assets                                      954,200    12,700,218
NET ASSETS:
  Beginning of period                                    25,428,522    12,728,304
---------------------------------------------------------------------------------
  End of period*                                        $26,382,722   $25,428,522
=================================================================================
* Includes accumulated net investment loss of:            $(508,487)    $(383,437)
=================================================================================



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                   25

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------
For the Six Months Ended April 30, 2000 (unaudited) and the Year Ended October 31, 1999

INVESCO Global Strategic Income Portfolio                   2000           1999
==================================================================================
OPERATIONS:
  Net investment income                                    $894,176     $1,672,918
  Net realized loss                                        (326,765)    (1,261,434)
  Increase in net unrealized depreciation                  (159,922)      (594,822)
----------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations         407,489       (183,338)
----------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          --     (1,482,668)
  Net realized gains                                             --             --
----------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                                --     (1,482,668)
----------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 12):
  Net proceeds from sale of shares                          477,687      1,447,542
  Net asset value of shares issued
    for reinvestment of dividends                                --      1,482,668
  Cost of shares reacquired                              (2,604,002)    (6,103,981)
----------------------------------------------------------------------------------
  Decrease in Net Assets From
    Fund Share Transactions                              (2,126,315)    (3,173,771)
----------------------------------------------------------------------------------
Decrease in Net Assets                                   (1,718,826)    (4,839,777)
NET ASSETS:
  Beginning of period                                    23,290,753     28,130,530
----------------------------------------------------------------------------------
  End of period*                                        $21,571,927    $23,290,753
==================================================================================
* Includes undistributed net investment income of:       $2,431,862     $1,545,396
==================================================================================




                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
26                                      2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

The Smith Barney International Equity, Smith Barney Pacific Basin and INVESCO Global Strategic Income Portfolios ("Portfolio(s)") are separate investment portfolios of the Travelers Series Fund Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and consists of these Portfolios and twelve other separate investment portfolios: AIM Capital Appreciation, Alliance Growth, MFS Total Return, Putnam Diversified Income, Smith Barney High Income, Smith Barney Large Cap Value, Smith Barney Money Market, Smith Barney Large Capitalization Growth, Travelers Managed Income, Van Kampen Enterprise, Smith Barney Aggressive Growth and Smith Barney Mid Cap Portfolios. Shares of the Fund are offered only to insurance company separate accounts which fund certain variable annuity and variable life insurance contracts. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Portfolios are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and listed securities for which no sales price was reported on that date are valued at the mean between the bid and asked prices. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Portfolios determine the existence of a dividend declaration after exercising reasonable due diligence; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the accounting records of the Portfolios are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                   27

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

recorded and collected or paid are adjusted when reported by the custodian; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At October 31, 1999, reclassifications were made to the capital accounts of the Portfolios to reflect permanent book/tax differences and income and gains available for distribution under income tax regulations.
Accordingly, for the Smith Barney International Equity Portfolio, a portion of undistributed net investment income amounting to $413 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; (j) each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Portfolios may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

2.   Management Agreement and Transactions with Affiliated Persons

SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH") which, in turn, is a subsidiary of Citigroup Inc. (Citigroup), acts as investment manager of the Smith Barney International Equity ("SBIE") and the Smith Barney Pacific Basin ("SBPB") Portfolios. SBIE and SBPB pay SSBC a management fee calculated at the annual rate of 0.90% of the average daily net assets of each Portfolio. In addition, Travelers Investment Advisors, Inc., ("TIA"), an affiliate of SSBC, acts as the investment manager of the INVESCO Global Strategic Income Portfolio ("IGSI"). IGSI pays TIA a management fee calculated at an annual rate of 0.80% of its average daily net assets. These fees are calculated daily and paid monthly.

TIA has entered into a subadvisory agreement with INVESCO, Inc. ("INVESCO"). Pursuant to the subadvisory agreement, INVESCO is responsible for the day-to-day portfolio operations and investment decisions for IGSI and is compensated for such services. TIA pays INVESCO a monthly fee calculated at the annual rate of 0.375% of the average daily net assets of IGSI.

--------------------------------------------------------------------------------
28                                      2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

TIA has entered into a sub-administrative services agreement with SSBC. TIA pays SSBC, as sub-administrator, a fee calculated at an annual rate of 0.10% of each Portfolios average daily net assets.

Effective October 1999, Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, became the Portfolios transfer agent and PFPC Global Fund Services ("PFPC") became the sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. During the six months ended April 30, 2000, the Portfolios paid transfer agent fees of $7,500 to CFTC.

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the primary broker for its portfolio agency transactions. During the six months ended April 30, 2000, SSB received brokerage commissions in the amount of $3,536 for SBPB.

All officers and one Director of the Fund are employees of SSB.

3.   Investments

For the six months ended April 30, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

                                     SBIE            SBPB             IGSI
================================================================================
Purchases                         $75,325,961      $9,912,074      $2,577,075
--------------------------------------------------------------------------------
Sales                              39,571,593       7,577,517       3,408,395
================================================================================

At April 30, 2000, the gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                               SBIE             SBPB             IGSI
=======================================================================================
Gross unrealized appreciation               $197,183,994    $10,546,847       $ 289,731
Gross unrealized depreciation                (13,462,322)    (2,065,466)     (2,504,253)
---------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)  $183,721,672    $ 8,481,381     $(2,214,522)
=======================================================================================

4. Capital Loss Carryforward

At October 31, 1999, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, for Federal income tax purposes of approximately $17,851,000, $4,675,000 and $2,005,000 for SBIE, SBPB and IGSI, respectively. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                 29

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

The amounts and expiration of the carryforward losses are indicated below. Expiration occurs on October 31 of the year indicated.

Portfolio       2003       2004          2005           2006           2007
================================================================================
SBIE          $947,000      --       $2,625,000      $8,032,000      $6,247,000
--------------------------------------------------------------------------------
SBPB             --         --          484,000       4,191,000           --
--------------------------------------------------------------------------------
IGSI             --         --            --            852,000       1,153,000
================================================================================

5.   Forward Foreign Currency Contracts

At April 30, 2000, the Portfolios had open forward foreign currency contracts as described below. The Portfolios bear the market risk that arises from changes in foreign currency exchange rates. The unrealized gain (loss) on the contracts is reflected as follows:

                         Local          Market     Settlement    Unrealized
Foreign Currency        Currency        Value         Date       Gain (Loss)
================================================================================
Smith Barney International Equity

To Buy:
Canadian Dollar          297,861       $ 201,026      5/1/00     $   (585)
Euro                   2,376,210       2,165,447      5/2/00      (29,696)
Euro                   2,413,580       2,199,502      5/3/00          731
Euro                     439,268         400,306     5/31/00       (6,280)
Swedish Krona         27,925,626       3,119,136      5/2/00      (27,768)
Swedish Krona         10,799,143       1,206,204      5/3/00          539
--------------------------------------------------------------------------------
Total Unrealized Loss on Forward
Foreign Currency Contracts                                       $(63,059)
================================================================================
INVESCO Global Strategic Income

To Sell:
Euro                   1,075,000       $ 979,935      5/2/00     $(76,016)
================================================================================

6.   Futures Contracts

Initial margin deposits are made upon entering into futures contracts and are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the

--------------------------------------------------------------------------------
30                                      2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

Portfolios record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract.

The Portfolios enter into such contracts to hedge a portion of their portfolios. The Portfolios bear the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At April 30, 2000, the Portfolios had no open futures contracts.

7.   Option Contracts

Premiums paid when put or call options are purchased by the Portfolios represent investments,which are marked-to-market daily and are included in the schedules of investments. When a purchased option expires, the Portfolios will realize a loss in the amount of the premium paid. When the Portfolios enter into closing sales transaction, the Portfolios will realize a gain or loss depending on whether the proceeds from the closing sales transactions are greater or less than the premium paid for the option. When the Portfolios exercise a put option,they will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolios exercise a call option, the cost of the security which the Portfolios purchase upon exercise will be increased by the premium originally paid.

At April 30, 2000, the Portfolios did not hold any purchased call or put options.

When the Portfolios write a covered call or put option, an amount equal to the premium received by the Portfolios is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolios realize a gain equal to the amount of the premium received. When the Portfolios enter into a closing purchase transaction,the Portfolios realize a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received,without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Portfolios purchased upon exercise. When written index options are exercised, settlement is made in cash.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    31

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

The risk associated with purchasing options is limited to the premium originally paid. The Portfolios enter into options for hedging purposes. The risk in writing a covered call option is that the Portfolios give up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Portfolios are exposed to the risk of loss if the market price of the underlying security declines.

During the six months ended April 30, 2000, the Portfolios did not write any options.

8.   Reverse Repurchase Agreements

IGSI may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by IGSI of securities that it holds with an agreement by IGSI to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by IGSI may decline below the repurchase price of the securities. IGSI will establish a segregated account with its custodian, in which IGSI will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations with respect to reverse repurchase agreements.

During the six months ended April 30, 2000, IGSI did not enter into any reverse repurchase agreements.

9. Lending of Portfolio Securities

The Portfolios have an agreement with their custodian whereby the custodian may lend securities owned by the Portfolios to brokers, dealers and other financial organizations. Fees earned by the Portfolios on securities lending are recorded as interest income. Loans of securities by the Portfolios are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in segregated accounts.

--------------------------------------------------------------------------------
32                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

The Portfolios maintain exposure for the risk of any loss in the investment of amounts received as collateral.

At April 30, 2000, the Portfolios listed below had loaned common stocks which were collateralized by cash and securities. The market value for the securities on loan for each Portfolio was as follows:

Portfolio                                                               Value
================================================================================
SBIE                                                                 $59,447,248
--------------------------------------------------------------------------------
SBPB                                                                   1,195,364
--------------------------------------------------------------------------------
IGSI                                                                   2,985,133
================================================================================

At April 30, 2000, the cash collateral received for these securities on loan was invested as follows:

Smith Barney International Equity Portfolio

Security Description                                                     Value
================================================================================
Time Deposits:
  Abbey National, London, 6.080% due 5/2/00                          $ 3,302,689
  ABN AMRO Bank, London, 6.080% due 5/2/00                             3,302,689
  Allied Irish, London, 6.080% due 5/2/00                              3,302,689
  Banco Bilbao Viz Argentaria, Milan, 6.080% due 5/2/00                3,302,689
  Banco Santander SA, London, 6.063% due 5/1/00                        3,302,689
  Bayerische Hypo-Und Vereinsbank, 6.063% due 5/1/00                   3,302,689
  Bayerische Landesbank, London, 6.080% due 5/2/00                     3,302,689
  Caisse de Depots et Consign, Paris, 6.063% due 5/1/00                3,302,690
  Commerzbank AG, Frankfurt, 6.080% due 5/2/00                         3,302,690
  Credit Commerciale, London, 6.120% due 5/2/00                        3,302,690
  Credit Communal de Belgique, 6.063% due 5/1/00                       3,302,690
  Dresdner Bank, 6.080% due 5/1/00                                     3,302,690
  Fortis Bank, London, 6.080% due 5/2/00                               3,302,690
  Halifax PLC, 6.080% due 5/2/00                                       3,302,690
  National Bank of Australia, London, 6.080% due 5/2/00                3,302,690
  Rabobank, London, 6.080% due 5/2/00                                  3,302,690
  Societe Generale, 6.094% due 5/2/00                                  3,302,690
  Toronto Dominion, London, 6.080% due 5/2/00                          3,302,690
  Unibank G.C., 6.063% due 5/1/00                                      1,713,013
  Union Bank of Switzerland, G.C., 6.063% due 5/1/00                     983,970
  Westdeutsche Landesbank, London, 6.063% due 5/1/00                   3,302,690
--------------------------------------------------------------------------------
  Total                                                              $65,448,086
================================================================================

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    33

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

Smith Barney Pacific Basin Portfolio

Security Description                                                    Value
================================================================================
Time Deposits:
  Abbey National, London, 6.080% due 5/2/00                           $   56,870
  ABN AMRO Bank, London, 6.080% due 5/2/00                                56,870
  Allied Irish, London, 6.080% due 5/2/00                                 56,870
  Banco Bilbao Viz Argentaria, Milan, 6.080% due 5/2/00                   56,870
  Banco Santander SA, London, 6.063% due 5/1/00                           56,871
  Bayerische Hypo-Und Vereinsbank, 6.063% due 5/1/00                      56,871
  Bayerische Landesbank, London, 6.080% due 5/2/00                        56,871
  Caisse de Depots et Consign, Paris, 6.063% due 5/1/00                   56,871
  Commerzbank AG, Frankfurt, 6.080% due 5/2/00                            56,871
  Credit Commerciale, London, 6.120% due 5/2/00                           56,871
  Credit Communal de Belgique, 6.063% due 5/1/00                          56,871
  Dresdner Bank, 6.080% due 5/1/00                                        56,871
  Fortis Bank, London, 6.080% due 5/2/00                                  56,871
  Halifax PLC, 6.080% due 5/2/00                                          56,871
  National Bank of Australia, London, 6.080% due 5/2/00                   56,871
  Rabobank, London, 6.080% due 5/2/00                                     56,871
  Societe Generale, 6.094% due 5/2/00                                     56,871
  Toronto Dominion, London, 6.080% due 5/2/00                             56,871
  Unibank G.C., 6.063% due 5/1/00                                         29,497
  Union Bank of Switzerland, G.C., 6.063% due 5/1/00                      16,943
  Westdeutsche Landesbank, London, 6.063% due 5/1/00                      56,871
--------------------------------------------------------------------------------
  Total                                                               $1,126,985
================================================================================

INVESCO Global Strategic Income Portfolio

Security Description                                                     Value
================================================================================
Time Deposits:
  Abbey National, London, 6.080% due 5/2/00                           $  155,529
  ABN AMRO Bank, London, 6.080% due 5/2/00                               155,529
  Allied Irish, London, 6.080% due 5/2/00                                155,529
  Banco Bilbao Viz Argentaria, Milan, 6.080% due 5/2/00                  155,528
  Banco Santander SA, London, 6.063% due 5/1/00                          155,528
  Bayerische Hypo-Und Vereinsbank, 6.063% due 5/1/00                     155,528
  Bayerische Landesbank, London, 6.080% due 5/2/00                       155,528
  Caisse de Depots et Consign, Paris, 6.063% due 5/1/00                  155,528
  Commerzbank AG, Frankfurt, 6.080% due 5/2/00                           155,528
  Credit Commerciale, London, 6.120% due 5/2/00                          155,528
  Credit Communal de Belgique, 6.063% due 5/1/00                         155,528
  Dresdner Bank, 6.080% due 5/1/00                                       155,528
  Fortis Bank, London, 6.080% due 5/2/00                                 155,528
  Halifax PLC, 6.080% due 5/2/00                                         155,528
  National Bank of Australia, London, 6.080% due 5/2/00                  155,528
  Rabobank, London, 6.080% due 5/2/00                                    155,528
  Societe Generale, 6.094% due 5/2/00                                    155,528
  Toronto Dominion, London, 6.080% due 5/2/00                            155,528
  Unibank G.C., 6.063% due 5/1/00                                         80,668
  Union Bank of Switzerland, G.C., 6.063% due 5/1/00                      46,337
  Westdeutsche Landesbank, London, 6.063% due 5/1/00                     155,528
--------------------------------------------------------------------------------
  Total                                                               $3,082,040
================================================================================

--------------------------------------------------------------------------------
34                                      2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

In addition to the above noted cash collateral, the Portfolios held securities collateral with a market value of $27,421, $292,719 and $2,654,668 for SBIE, SBPB and IGSI, respectively, as of April 30, 2000.

Income earned by the Portfolios from securities loaned for the six months ended April 30, 2000, was as follows:

================================================================================
SBIE                                                                     $61,732
--------------------------------------------------------------------------------
SBPB                                                                       6,172
--------------------------------------------------------------------------------
IGSI                                                                       5,346
================================================================================

10. Portfolio Concentration

The Portfolios investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. As of April 30, 2000, 66.5% of SBPBs total investments were concentrated in Japan.

In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counter-parties to meet the terms of their contracts.

11. Securities Traded on a To-Be-Announced Basis

SBIE and IGSI may trade securities on a "to-be-announced"("TBA") basis. In a TBA transaction, the Portfolios commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolios, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At April 30, 2000, the Portfolios did not hold any TBA securities.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    35

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

12. Capital Shares

At April 30, 2000, the Fund had six billion shares of capital stock authorized with a par value of $0.00001 per share. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each share of the same Portfolio and has an equal entitlement to any dividends and distributions made by the Portfolio.

Transactions in shares of each Portfolio were as follows:

                                              Six Months Ended     Year Ended
                                               April 30, 2000   October 31, 1999
================================================================================
Smith Barney International Equity
Shares sold                                       20,853,679         37,523,494
Shares issued on reinvestment                             --             59,764
Shares reacquired                                (15,918,672)       (37,128,444)
--------------------------------------------------------------------------------
Net Increase                                       4,935,007            454,814
================================================================================
Smith Barney Pacific Basin
Shares sold                                          230,092          2,264,030
Shares issued on reinvestment                             --                 --
Shares reacquired                                   (145,588)        (1,971,974)
--------------------------------------------------------------------------------
Net Increase                                          84,504            292,056
================================================================================
INVESCO Global Strategic Income
Shares sold                                           46,107            132,083
Shares issued on reinvestment                             --            144,792
Shares reacquired                                   (251,148)          (562,926)
--------------------------------------------------------------------------------
Net Decrease                                        (205,041)          (286,051)
================================================================================

--------------------------------------------------------------------------------
36                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year ended October 31, except where noted:

Smith Barney International
  Equity Portfolio                        2000(1)(2)       1999            1998            1997            1996          1995
===============================================================================================================================
Net Asset Value,
  Beginning of Period                      $16.92         $12.60          $13.23          $12.18          $10.48        $10.55
-------------------------------------------------------------------------------------------------------------------------------
Income (Loss)
From Operations:
  Net investment income                      0.00*          0.02            0.05            0.01            0.02          0.03#
  Net realized and unrealized
   gain (loss)                               4.19           4.35           (0.68)           1.05            1.69         (0.10)
-------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                            4.19           4.37           (0.63)           1.06            1.71         (0.07)
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                        --          (0.05)             --           (0.01)          (0.01)           --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                            --          (0.05)             --           (0.01)          (0.01)           --
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $21.11         $16.92          $12.60          $13.23          $12.18        $10.48
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                24.76%++       34.73%          (4.76)%          8.73%          16.36%        (0.66)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (millions)                   $489           $309            $224            $219            $143           $54
-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses(3)                                0.95%+         1.00%           1.00%           1.01%           1.10%         1.44%
  Net investment income                      0.02+          0.16            0.37            0.09            0.23          0.25
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        30%            36%             34%             38%             41%           29%
===============================================================================================================================

(1)  For the six months ended April 30, 2000 (unaudited).
(2)  Per share amounts have been calculated using the montly average shares method.
(3) During the years ended October 31, 1996 and 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. When the credits are taken into consideration the expense ratios are 1.05% and 1.21%, respectively.
*    Amount represents less than $0.01.
#    Includes realized gains and losses from foreign currency transactions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    37

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year ended October 31, except where noted:

Smith Barney Pacific
  Basin Portfolio                        2000(1)(2)       1999          1998(2)           1997           1996            1995
=================================================================================================================================
Net Asset Value,
  Beginning of Period                   $   11.77      $    6.81      $     8.04      $     9.75      $    8.95      $   10.10
---------------------------------------------------------------------------------------------------------------------------------
Income (Loss)
From Operations:
  Net investment income (loss)(3)           (0.01)         (0.14)            --            (0.01)          0.08          (0.04)#
  Net realized and unrealized
   gain (loss)                              (0.00)*         5.10           (1.14)          (1.64)          0.75          (1.11)
---------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                           (0.01)          4.96           (1.14)          (1.65)          0.83          (1.15)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       --             --            (0.09)          (0.06)         (0.03)           --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                           --             --            (0.09)          (0.06)         (0.03)           --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $   11.76      $   11.77      $     6.81      $     8.04      $    9.75      $    8.95
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                (0.08)% ++     72.83%         (14.09)%        (17.02)%         9.26%        (11.39)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (millions)                 $   26         $   25         $    13         $    18         $   17         $    7
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses(3)                                1.26%+         1.30%           1.56%           1.38%          1.34%          1.83%
  Net investment income (loss)              (0.77)+        (0.29)          (0.03)          (0.08)          0.47          (0.51)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        26%            99%            136%            156%            59%            28%
=================================================================================================================================

(1)  For the six months ended April 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The Manager waived all or part of its fees for the years ended October 31, 1996 and October 31, 1995. If such fees were not waived, the effect on the net investment income (loss) and the expense ratios would have been as follows:

                         Per Share (Increase)            Expense Ratio
                           Decrease to Net            Without Fee Waiver
                       Investment Income (Loss)       and Custody Credits
                       ------------------------       -------------------
       1996                   $ 0.02                         1.58%
       1995                    (0.03)                        2.23

     In addition, during the years ended October 31, 1996 and 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration the expense ratios are 1.17% and 1.30%, respectively.
*    Amount represents less than $0.01.
#    Includes realized gains and losses from foreign currency transactions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
38                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year ended October 31, except where noted:

INVESCO Global Strategic
  Income Portfolio                      2000(1)          1999           1998            1997(2)         1996            1995
=================================================================================================================================
Net Asset Value,
  Beginning of Period                    $10.22          $10.97          $12.52          $12.45          $10.77          $ 9.95
---------------------------------------------------------------------------------------------------------------------------------
Income  (Loss)
From Operations:
  Net investment income(3)                 0.50            0.75            0.84            0.75            0.74            0.64*
  Net realized and unrealized
    gain (loss)                           (0.32)          (0.85)          (1.09)           0.36            1.36            0.28
---------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                          0.18           (0.10)          (0.25)           1.11            2.10            0.92
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                     --            (0.65)          (0.66)          (0.46)          (0.42)          (0.10)
  Net realized gains                        --              --            (0.64)          (0.58)            --              --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                         --            (0.65)          (1.30)          (1.04)          (0.42)          (0.10)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $10.40          $10.22          $10.97          $12.52          $12.45          $10.77
---------------------------------------------------------------------------------------------------------------------------------
Total Return                               1.76%++       $(0.96)%         (2.50)%          9.32%          20.07%           9.37%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (millions)               $   22          $   23          $   28          $   29          $   19          $    8
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses(3)                              1.10%+          1.13%           1.03%           1.07%           1.23%           1.47%
  Net investment income                    7.95+           6.43            7.31            6.05            6.87            6.44
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                      12%            135%            280%            161%            192%            295%
=================================================================================================================================

(1)  For the six months ended April 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The Manager waived all or part of its fees for the years ended October 31, 1996 and October 31, 1995. If such fees were not waived, the per share effect on net investment income and expense ratios would have been as follows:

                      Expense Ratio
                  Per Share Decreases       Without Fee Waiver
                to Net Investment Income   and Custody Credits
                ------------------------   -------------------
        1996             $0.02                    1.38%
        1995              0.04                    1.93

     In addition, during the years ended October 31, 1996 and 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration the expense ratios are 1.11% and 1.11%, respectively.
*    Includes realized gains and losses from foreign currency transactions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    39

                     (This page intentionally left blank.)

                                                  [LOGO OF SALOMON SMITH BARNEY]
                                                           A member of citigroup

Directors
Victor K. Atkins
A. E. Cohen
Robert A. Frankel
Michael Gellert
Rainer Greeven
Susan M. Heilbron
Heath B. McLendon, Chairman

Officers
Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Jeffrey J. Russell
Vice President

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Managers
SSB Citi Fund Management LLC
Travelers Investment Adviser, Inc.

Custodian
The Chase Manhattan Bank

Annuity Administration
Travelers Annuity Investor Services
5 State House Square
1 Tower Square
Hartford, Connecticut 06183

This report is submitted for the general information of the shareholders of Travelers Series Fund Inc. - Smith Barney International Equity, Smith Barney Pacific Basin and INVESCO Global Strategic Income Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Portfolios, which contains information concerning the Portfolios' investment policies and expenses as well as other pertinent information

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Travelers Series Fund Inc.
388 Greenwich Street
New York, New York


IN0802 6/00

Travelers Series Fund Inc.
MFS Total Return Portfolio
Travelers Managed Income Portfolio
Smith Barney Money Market Portfolio

--------------------
SEMI - ANNUAL REPORT
--------------------

April 30, 2000


[LOGO OF SMITH BARNEY MUTUAL FUNDS]

NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

Travelers Series Fund Inc.

[PHOTO]

HEATH B. MCLENDON
Chairman


Dear Shareholder:

We are pleased to provide the semi-annual report for the Travelers Series Fund Inc. -- MFS Total Return Portfolio, Travelers Managed Income Portfolio and Smith Barney Money Market Portfolio ("Portfolio(s)") for the period ended April 30, 2000. For your convenience, we have summarized the period's prevailing economic and market conditions and outlined each Portfolio's investment strategy1. A detailed summary of performance and current holdings can be found in the appropriate sections that follow. We hope you find this report useful and informative.


Portfolio Highlights2

MFS Total Return Portfolio
For the six months ended April 30, 2000, the MFS Total Return Portfolio ("Portfolio") returned 1.36%. In comparison, the Standard & Poor's 500 Index ("S&P 500")3 returned 7.18% and the Lehman Brothers Government/Corporate Bond Index4 returned 1.51% for the same period.

The Portfolio's primary investment objective is to offer above average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital. The Portfolio's secondary investment objective is growth of capital and income. The Portfolio invests in a broad range of equity and fixed income securities of both U.S. and foreign issuers.

-------------
1 The information provided represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Portfolios.

2 The following securities reflect the holdings of the Portfolios as of April 30, 2000. After such date this information may not reflect the current Portfolio holdings. Stock information is for information purposes. It should not be relied upon for current prices of shares or for trading securities. Further, there is no assurance that securities will remain in or out of the Portfolios. Please refer to pages 10 through 26 for the percentage breakdown of the Portfolios' holdings.

3 The S&P 500 is a market capitalization-weighted measure of 500 widely held common stocks. An investor can not invest directly in the index.

4 The Lehman Brothers Government/Corporate Bond Index tracks the performance of the overall bond market and is a broad measure of the performance of government and corporate fixed-rate debt issues. An investor can not invest directly in an index.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    1

The Portfolio faced several challenges during the reporting period. The Portfolio's managers focus on value stocks negatively impacted performance as investors favored growth stocks by ever-widening margins. (Value investing consists of identifying securities of companies that are believed to be undervalued but have positive longer-term business prospects. Growth stocks are shares of those companies that are expected to grow earnings faster than the overall market.) Many value stocks tend to be in mature industries, such as the energy, financial services, and industrial sectors. In contrast, many technology and health care companies have demonstrated their ability to grow earnings despite a lack of overall pricing flexibility. As a result, most investors continued to favor companies in these sectors,once again showing their preference for growth stocks.

The Portfolio's holdings in some of the stock market's weakest sectors, in addition to the Portfolio's 40% bond weighting,negatively impacted performance during the period. The Portfolio's holdings in financial services and electric utilities sectors underperformed the overall market during the period. In the financial services sector, both bank and insurance stocks declined due to higher interest rates.

The managers continued to focus on insurance stocks, where a trend of consolidation, which has already radically changed the banking industry, has just begun. The managers believe this trend towards consolidation may benefit regional insurance companies such as Hartford Financial Services Group and Lincoln National. (Of course, no guarantees can be given that the managers' expectations will come true.) The managers also maintained the Portfolio's holdings in the electric utilities sector which negatively impacted the Portfolio's performance during the period.

The Portfolio's holdings in the telecommunications and energy sectors positively contributed to performance during the period. The telecommunications sector continued to benefit from the worldwide explosion in data communications and Internet traffic. The Portfolio's positions in Bell Atlantic,Sprint and Telephone and Data Systems, a cellular phone company outperformed the overall market during the period. Additionally, the Portfolio's holdings in the energy sector offered solid returns during the period, in large part due to rising oil prices, what the managers deemed to be a promising supply/demand outlook and industry consolidation.

During the reporting period, the managers identified several non-U.S. companies that they deemed to be undervalued in the market relative to their long-term potential. The managers believe that companies such as Royal Dutch, an energy company, Pharmacia-Upjohn, a pharmaceutical company, are poised to benefit over the long-term as they begin to initiate plans to effectively compete on a global scale. The managers also added to the Portfolio's holdings in Japan, including Nippon Telephone & Telegraph, the large telephone utility. The managers are confident that these companies may benefit from the continued economic recovery in Japan.

--------------------------------------------------------------------------------
2                                       2000 Semi-Annual Report to Shareholders

During the reporting period, the managers began accumulating shares of oil service companies such as Noble Drilling and exploration companies Apache and Devon Energy. The managers anticipate that the shares of these companies may positively contribute to Portfolio performance over the long term due to expected earnings growth during the course of the year. The managers also added newspaper publishers Gannett and The New York Times Co. to the Portfolio. These companies presently have seen their revenue increase largely due to Internet advertising.

The managers also added wireless communications equipment manufacturer Motorola to the Portfolio when it was selling at what the managers believed was a favorable price. In the opinion of the managers, the Portfolio's holdings in SBC Communications and Exxon should benefit performance over the long term, as these companies may be well positioned to become dominant players in their respective markets.

The managers made a few changes to the Portfolio's bond holdings during the period. The managers maintained a significant holding in corporate bonds, with the remainder allocated to U.S. Treasuries and mortgage-backed securities. During the period, the manager raised the average duration of the bond portfolio to 5.9 years. (Duration is a measure of a security's sensitivity to changes in interest rates.) The duration of the bond portfolio was raised in response to the managers' belief that interest rates may only increase moderately in the year ahead. The managers do not anticipate that inflation should become a significant problem.

Looking ahead, the Portfolio's managers believe that their investment approach of selecting securities with long-term growth potential may offer investors the opportunity to participate in the performance of the stock market with some degree of protection in the event of a market downturn. While no guarantees can be given, the managers are confident that the stocks held in the Portfolio should offer long-term growth.

Travelers Managed Income Portfolio
For the six months ended April 30, 2000, the Travelers Managed Income Portfolio ("Portfolio") returned 1.48%. In comparison, the Lehman Brothers Intermediate Government/Corporate Index ("Index")5 returned 1.07% for the same period.

The Portfolio seeks high current income consistent with prudent risk of capital. The Portfolio invests primarily in U.S. corporate debt and U.S. government securities, including mortgage and asset backed securities but may also invest to a limited extent in foreign issues.

-------------
5 The Lehman Brothers Intermediate Government Corporate Index is a broad-based unmanaged index of bonds issued by the U.S. Government and its agencies as well as certain corporate issuers. An investor cannot invest directly in an index.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    3

In our view, the issues that significantly impacted the performance of the bond market during the period were the increase in interest rates by the Federal Reserve Board ("Fed"), the U.S. Treasury's buy back program, reduced inflows, investor concerns regarding credit quality, and the extreme levels of market volatility and illiquidity.

The Fed raised interest rates three times for a total of 75 basis points6 during the reporting period, and more recently, on May 16, 2000, raised interest rates an additional 50 basis points to 6.50%. Furthermore, the Federal Open Market Committee, led by Alan Greenspan, indicated at their last meeting that it will implement more rate increases in the months to come, if necessary. In addition, the plan by the U.S. Treasury to buy back more than $30 billion of its long-term debt obligation has led to reduced supply in the market.

As such, the price of longer-term bonds increased in relation to their shorter-term counterparts, as reflected by an inverted yield curve. (The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.) Instead of a "normal" yield curve, with yields rising steadily along with the maturity of Treasury bonds, the highest yields were for shorter-term bonds.

During the period, the Portfolio's duration was shorter than the Index, due to the challenges that faced the bond market during the reporting period. (Duration is a measure of a security's sensitivity to changes in interest rates. The higher the number, the greater sensitivity to interest rate volatility.) In addition, the average credit quality of the Portfolio ranged from A to BBB, as rated by Moody's Investor's Service and Standard & Poor's, two major credit-reporting and bond rating agencies. The managers also consolidated several of the Portfolio's positions with the objective of obtaining an optimal level of yield.

The continued strength of the stock markets and the inverted yield curve have made investing in bonds more challenging. In the view of the managers, bond investing may remain difficult in the year to come, as the Fed most likely will look to raise rates at the next meeting in the end of June. While no guarantees can be given, the managers believe that their investment approach will continue to offer investors the optimal balance of potential return and manageable risk.

Smith Barney Money Market Portfolio

The primary investment objective of the Smith Barney Money Market Portfolio ("Portfolio") is to obtain maximum current income and preservation of capital. For the six months ended April 30, 2000, the Portfolio returned 2.70%.

-------------
6  A basis point is 0.01% or one one-hundredth of a percent.

--------------------------------------------------------------------------------
4                                       2000 Semi-Annual Report to Shareholders

Please note that an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The Federal Reserve Board ("Fed") raised interest rates 75 basis points during the reporting period in response to robust economic growth. Most recently, on May 16, 2000, the Federal Open Market Committee ("FOMC") raised rates an additional 50 basis points to 6.50%. The FOMC has continued to address its concerns that the demand for goods and services is growing faster than the supply, possibly leading to inflation.

Although strong economic growth has continued for the last several years, signs of inflation are beginning to emerge. The Consumer Price Index ("CPI") is at an annual rate of 3.7%, its highest level since 1991. Many companies have been faced with rising labor costs and benefit costs as falling unemployment has pushed costs higher due to a short supply of eligible workers.

The managers anticipate that the Fed will continue to raise rates throughout the year. The money market yield curve has begun to steepen to reflect higher rates. One-year securities in early April were yielding 5.75% and as of April 30, 2000 were offered at a 7.00% yield. Over the last several months, the Portfolio's managers have been maintaining a shorter average maturity to take advantage of higher reinvestment rates.

The managers continue to purchase high quality bonds and corporate securities. Several new issuers were added to the managers' "approved list" during the period, including Bell Atlantic Network Funding, Shell U.K. and Exxon/Mobil Australia. In the view of the managers', these companies are well positioned to benefit from anticipated changes in their respective industries.

In closing, thank you for your investment in the Travelers Series Fund Inc. We look forward to helping you pursue your investment goals in the years ahead.

Sincerely,

/s/ Heath B. McLendon

Heath B. McLendon
Chairman

May 29, 2000

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    5

--------------------------------------------------------------------------------
                           MFS Total Return Portfolio
--------------------------------------------------------------------------------
Historical Performance
--------------------------------------------------------------------------------

                         Net Asset Value
                       -------------------
                       Beginning    End of      Income    Capital Gains  Total
Period Ended           of Period    Period     Dividends  Distribution  Returns+
================================================================================
4/30/00                $ 16.22     $ 16.44     $   0.00    $  0.00       1.36%++
--------------------------------------------------------------------------------
10/31/99                 16.23       16.22         0.37       0.88       7.62
--------------------------------------------------------------------------------
10/31/98                 15.31       16.23         0.28       0.48      10.94
--------------------------------------------------------------------------------
10/31/97                 13.13       15.31         0.29       0.18      20.64
--------------------------------------------------------------------------------
10/31/96                 11.53       13.13         0.27       0.08      17.16
--------------------------------------------------------------------------------
10/31/95                  9.98       11.53         0.05       0.00      16.12
--------------------------------------------------------------------------------
6/16/94* - 10/31/94      10.00        9.98         0.00       0.00      (0.20)++
================================================================================
Total                                           $  1.26    $  1.62
================================================================================


--------------------------------------------------------------------------------
                       Travelers Managed Income Portfolio
--------------------------------------------------------------------------------
Historical Performance
--------------------------------------------------------------------------------

                         Net Asset Value
                       -------------------
                       Beginning    End of      Income    Capital Gains  Total
Period Ended           of Period    Period     Dividends  Distribution  Returns+
================================================================================
4/30/00               $  11.49      $11.66      $  0.00    $  0.00      1.48%++
--------------------------------------------------------------------------------
10/31/99                 11.65       11.49         0.29       0.07       1.75
--------------------------------------------------------------------------------
10/31/98                 11.55       11.65         0.54       0.02       5.71
--------------------------------------------------------------------------------
10/31/97                 11.06       11.55         0.49       0.00       9.19
--------------------------------------------------------------------------------
10/31/96                 11.16       11.06         0.46       0.15       4.61
--------------------------------------------------------------------------------
10/31/95                 10.04       11.16         0.13       0.00      12.68
--------------------------------------------------------------------------------
6/16/94* - 10/31/94      10.00       10.04         0.00       0.00       0.40++
================================================================================
Total                                           $  1.91    $  0.24
================================================================================

It is the Funds' policy to distribute dividends and capital gains, if any, annually.


--------------------------------------------------------------------------------
6                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Average Annual Total Return+
--------------------------------------------------------------------------------

                                                                    Travelers
                                                        MFS Total    Managed
                                                          Return      Income
                                                         Portfolio   Portfolio
================================================================================
Six Months Ended 4/30/00++                                  1.36%      1.48%
--------------------------------------------------------------------------------
Year Ended 4/30/00                                         (0.14)      1.51
--------------------------------------------------------------------------------
Five Years Ended 4/30/00                                   13.31       6.02
--------------------------------------------------------------------------------
6/16/94* through 4/30/00                                   12.35       6.03
================================================================================

--------------------------------------------------------------------------------
Cummulative Total Return+
--------------------------------------------------------------------------------

                                                                     Travelers
                                                         MFS Total    Managed
                                                          Return      Income
                                                         Portfolio   Portfolio
================================================================================
6/16/94* through 4/30/00                                   98.23%     41.06%
================================================================================
+ Assumes the reinvestment of all dividends and capital gains distributions at net asset value.
++ Total return is not annualized, as it may not be representative of the total return for the year.
*    Commencement of operations.


--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    7

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                     Growth of $10,000 Invested in Shares of
                MFS Total Return Portfolio vs. S&P 500 Index and
                Lehman Brothers Government Corporate Bond Index+
--------------------------------------------------------------------------------
                             June 1994 -- April 2000

                                     [GRAPH]
        MFS Total Return\                           Lehman Brothers\Government
                Portfolio       S&P 500 Index             Corporate\Bond Index
--------------------------------------------------------------------------------
6/16/94          10,000              10,000                           10,000
 Oct-94           9,980              10,324                           10,075
 Oct-95          11,589              13,053                           11,704
 Oct-96          13,577              16,018                           12,335
 Oct-97          16,380              21,159                           13,423
 Oct-98          18,172              25,817                           14,802
 Oct-99          19,558              32,442                           14,703
4/30/00          19,823              37,272                           15,150

+ Hypothetical illustration of $10,000 invested in shares of the MFS Total Return Portfolio on June 16, 1994 (commencement of operations), assumes reinvestment of dividends and capital gains, if any, at net asset value through April 30, 2000. The Standard & Poor's 500 Composite Stock Index ("S&P 500 Index") is an index of widely held common stocks listed on the New York and American Stock Exchanges and the over-the-counter markets. Figures for the S&P 500 Index include reinvestment of dividends. The Lehman Brothers Government/Corporate Bond Index is comprised of over 5,000 issues of U.S. Government Treasury and Agency securities and Corporate and Yankee securities. The indexes are unmanaged and are not subject to the same management and trading expenses of a mutual fund. An investor cannot invest directly in an index.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.


--------------------------------------------------------------------------------
8                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                   Growth of $10,000 Invested in Shares of the
                     Travelers Managed Income Portfolio vs.
                      Lehman Brothers Aggregate Bond Index+
--------------------------------------------------------------------------------
                             June 1994 -- April 2000

         TBC Managed Income\Portfolio      Lehman Brothers\Aggregate Bond Index
--------------------------------------------------------------------------------
6/16/94                       10,000                                   10,000
 Oct-94                       10,040                                   10,052
 Oct-95                       11,313                                   11,626
 Oct-96                       11,835                                   12,305
 Oct-97                       12,923                                   13,399
 Oct-98                       13,661                                   14,651
 Oct-99                       13,900                                   14,730
4/30/00                       14,106                                   15,150

+ Hypothetical illustration of $10,000 invested in shares of the Travelers Managed Income Portfolio on June 16, 1994 (commencement of operations), assumes reinvestment of dividends and capital gains, if any, at net asset value through April 30, 2000. The Lehman Brothers Aggregate Bond Index is comprised of over 6,500 issues of U.S. Treasury and Agency securities, Corporate Bonds and Mortgage-Backed securities. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. An investor cannot invest directly in an index.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    9

--------------------------------------------------------------------------------
Schedules of Investments (unaudited)                             April 30, 2000
--------------------------------------------------------------------------------
                           MFS TOTAL RETURN PORTFOLIO

SHARES                             SECURITY                            VALUE
================================================================================
COMMON STOCK -- 51.9%
Aerospace -- 0.8%
     35,500    Boeing Co.                                            $ 1,408,906
     48,700    United Technologies Corp.                               3,028,531
--------------------------------------------------------------------------------
                                                                       4,437,437
--------------------------------------------------------------------------------

Automotive -- 1.4%
    202,700    Delphi Automotive Systems Corp.(a)                      3,876,638
     77,300    Ford Motor Co.                                          4,227,344
--------------------------------------------------------------------------------
                                                                       8,103,982
--------------------------------------------------------------------------------

Banks and Credit Companies -- 1.9%
     85,599    Bank of America Corp.                                   4,194,351
     48,400    Bank of New York Co., Inc.                              1,987,425
     30,600    Bank One Corp.                                            933,300
     58,600    PNC Financial Services Group                            2,556,425
     19,200    State Street Corp.                                      1,860,000
--------------------------------------------------------------------------------
                                                                      11,531,501
--------------------------------------------------------------------------------

Business Machines -- 0.4%
      8,500    Hewlett-Packard Co.                                     1,147,500
     10,200    International Business Machines Corp.                   1,138,575
--------------------------------------------------------------------------------
                                                                       2,286,075
--------------------------------------------------------------------------------

Business Services -- 0.8%
     50,300    Automatic Data Processing, Inc.                         2,706,769
     31,800    CVS Trust Automatic Common Exchange Securities          2,480,400
--------------------------------------------------------------------------------
                                                                       5,187,169
--------------------------------------------------------------------------------
Capital Goods -- 0.4%
     56,500    Ingersoll-Rand Co.                                      2,651,969
--------------------------------------------------------------------------------
Cellular Phones -- 0.5%
     30,700    Telephone & Data Systems Inc.                           3,131,400
--------------------------------------------------------------------------------
Chemicals -- 1.3%
    133,100    Air Products and Chemicals, Inc.                        4,134,419
    105,300    Rohm & Haas Co.                                         3,751,312
--------------------------------------------------------------------------------
                                                                       7,885,731
--------------------------------------------------------------------------------
Communications Equipment -- 0.7%
     35,700    Motorola Inc.                                           4,250,531
--------------------------------------------------------------------------------
Communication Services -- 4.0%
     63,700    AT&T Corp.                                              2,973,994
      9,000    Alltel Corp.                                              599,625
     21,400    Bell Atlantic Corp.                                     1,267,950
    159,700    GTE Corp.                                              10,819,675

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
10                                      2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
--------------------------------------------------------------------------------

                           MFS TOTAL RETURN PORTFOLIO

SHARES                             SECURITY                            VALUE
================================================================================
Communication Services -- 4.0% (continued)
      5,900    MediaOne Group, Inc.                                   $  446,187
     29,500    Nippon Telegraph & Telephone Corp., Sponsored ADR       1,878,781
    141,424    SBC Communications Inc.                                 6,196,139
     10,400    Sprint Corp. (FON Group)                                  639,600
--------------------------------------------------------------------------------
                                                                      24,821,951
--------------------------------------------------------------------------------
Conglomerates -- 2.0%
      3,400    General Electric Co.                                      534,650
     59,800    Honeywell International, Inc.                           3,348,800
    135,100    TRW Inc.                                                7,903,350
      8,456    Tyco International Ltd.                                   388,447
--------------------------------------------------------------------------------
                                                                      12,175,247
--------------------------------------------------------------------------------
Consumer Goods and Services -- 0.6%
     74,000    Fortune Brands Inc.                                     1,850,000
     32,900    Kimberly-Clark Corp.                                    1,910,256
--------------------------------------------------------------------------------
                                                                       3,760,256
--------------------------------------------------------------------------------
Electrical Equipment - Utilities -- 1.3%
    132,300    Emerson Electric Co.                                    7,259,963
     14,800    W.W. Grainger Inc.                                        641,950
--------------------------------------------------------------------------------
                                                                       7,901,913
--------------------------------------------------------------------------------
Entertainment -- 1.0%
     15,000    CBS Corp.                                                 881,250
      4,000    Eastman Kodak Co.                                         223,750
     37,800    Time Warner Inc.                                        3,399,637
     37,500    Walt Disney Co.                                         1,624,219
--------------------------------------------------------------------------------
                                                                       6,128,856
--------------------------------------------------------------------------------
Financial Institutions -- 2.4%
     96,900    A.G. Edwards Inc.                                       3,645,863
     31,300    Freddie Mac                                             1,437,844
    149,100    Mellon Financial Corp.                                  4,789,837
     21,900    Merrill Lynch & Co., Inc.                               2,232,431
     32,000    Morgan Stanley Dean Witter & Co.                        2,456,000
--------------------------------------------------------------------------------
                                                                      14,561,975
--------------------------------------------------------------------------------
Food and Beverages -- 2.5%
     28,000    Anheuser-Busch Cos., Inc.                              1,975,750
    190,266    Archer-Daniels-Midland Co.                             1,890,768
     12,400    Bestfoods                                                623,100
     86,300    General Mills Inc.                                     3,139,163
     34,200    Hershey Foods Corp.                                    1,551,825
     25,600    McCormick & Co., Inc.                                    798,400

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                   11

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
--------------------------------------------------------------------------------

                           MFS TOTAL RETURN PORTFOLIO

SHARES                             SECURITY                            VALUE
================================================================================
Food and Beverages -- 2.5% (continued)
     86,000    Quaker Oats Co.                                       $ 5,606,125
--------------------------------------------------------------------------------
                                                                      15,585,131
--------------------------------------------------------------------------------
Forest and Paper Products -- 0.7%
     66,500    Bowater Inc.                                            3,657,500
     20,700    International Paper Co.                                   760,725
--------------------------------------------------------------------------------
                                                                       4,418,225
--------------------------------------------------------------------------------
Gaming -- 0.6%
    123,000    Harrah's Entertainment, Inc.                            2,529,188
     46,000    MGM Grand, Inc.(a)                                      1,357,000
--------------------------------------------------------------------------------
                                                                       3,886,188
--------------------------------------------------------------------------------
Healthcare -- 3.4%
    144,800    Abbott Laboratories                                     5,565,750
     71,400    American Home Products Corp.                            4,011,788
      8,900    Baxter International Inc.                                 579,613
     54,300    Bristol-Myers Squibb Co.                                2,847,356
     27,601    CIGNA Corp.                                             2,201,180
      1,780    Edwards Lifesciences Corp.                                 26,700
     94,789    Pharmacia Corp.                                         4,733,526
     19,300    Smithkline Beecham, ADR                                 1,326,875
--------------------------------------------------------------------------------
                                                                      21,292,788
--------------------------------------------------------------------------------
Insurance -- 5.9%
     30,500    Allstate Corp.                                            720,563
      4,500    American International Group, Inc.                        493,594
    146,700    AXA Financial Inc.                                      4,786,088
     29,400    Chubb Corp.                                             1,870,575
    166,600    Hartford Financial Services Group, Inc.                 8,694,438
     31,250    Jefferson-Pilot Corp.                                   2,080,078
     37,600    Marsh & McLennan Co., Inc.                              3,705,950
    135,000    Lincoln National Corp.                                  4,699,687
     96,800    ReliaStar Financial Corp.                               4,168,450
    152,900    St. Paul Cos.                                           5,447,062
--------------------------------------------------------------------------------
                                                                      36,666,485
--------------------------------------------------------------------------------
Metals and Minerals -- 0.2%
     15,100    Alcoa Inc.                                                979,613
--------------------------------------------------------------------------------
Oil Production -- 10.7%
     54,900    Apache Corp.                                            2,659,219
    199,206    BP Amoco PLC, ADR 10,159,506
     12,900    Chevron Corp.                                           1,098,113
    204,900    Coastal Corp.                                          10,283,419
    130,400    Conoco Inc., Class A Shares                             3,105,150

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
12                                      2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
--------------------------------------------------------------------------------
                           MFS TOTAL RETURN PORTFOLIO

SHARES                             SECURITY                            VALUE
================================================================================
Oil Production -- 10.7% (continued)
    107,900    Devon Energy Corp.                                     $5,199,431
    109,753    Exxon Mobil Corp.                                       8,526,436
    156,300    Halliburton Co.                                         6,906,506
     94,600    National Fuel Gas Co.                                   4,487,587
    198,700    Noble Drilling Corp.(a)                                 7,935,581
     85,900    Royal Dutch Petroleum Co. ADR                           4,928,512
     20,200    Transocean Sedco Forex Inc.                               949,400
--------------------------------------------------------------------------------
                                                                      66,238,860
--------------------------------------------------------------------------------
Printing and Publishing -- 1.9%
     79,000    Gannett Co., Inc                                        5,046,125
    103,500    The New York Times Co., Class A Shares                  4,262,906
     67,800    Tribune Co.                                             2,635,725
--------------------------------------------------------------------------------
                                                                      11,944,756
--------------------------------------------------------------------------------
Railroads -- 0.2%
     60,800    Burlington Northern Santa Fe Corp.                      1,466,800
--------------------------------------------------------------------------------
Real Estate -- 0.4%
     57,400    Equity Residential Properties Trust                     2,611,700
--------------------------------------------------------------------------------
Retail Stores -- 0.8%
    114,400    The Kroger Co.                                          2,123,550
     70,100    Safeway Inc.                                            3,093,162
--------------------------------------------------------------------------------
                                                                       5,216,712
--------------------------------------------------------------------------------
Special Products and Services -- 1.9%
    103,300    Deere & Co.                                             4,170,738
     65,700    McDonald's Corp.                                        2,504,812
    112,500    The Williams Cos., Inc.                                 4,197,656
     44,800    Xerox Corp.                                             1,184,400
--------------------------------------------------------------------------------
                                                                      12,057,606
--------------------------------------------------------------------------------
Utilities - Electric -- 1.7%
     68,000    Carolina Power & Light Co.                              2,486,250
     28,100    CMS Energy Corp.                                          533,900
     56,500    Duke Energy Corp.                                       3,248,750
     25,000    PECO Energy Co.                                         1,042,187
     65,900    Pinnacle West Capital Corp.                             2,314,737
     56,100    Sierra Pacific Resources                                  848,512
--------------------------------------------------------------------------------
                                                                      10,474,336
--------------------------------------------------------------------------------
Utilities - Gas -- 1.5%
     36,400    Columbia Energy Group                                   2,284,100
     49,700    Eastern Enterprises                                     3,025,488
     57,100    El Paso Energy Corp.                                    2,426,750


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                   13

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
--------------------------------------------------------------------------------
                           MFS TOTAL RETURN PORTFOLIO

SHARES                             SECURITY                            VALUE
================================================================================
Utilities - Gas -- 1.5% (continued)
     49,200    Washington Gas Light Co.                             $  1,260,750
--------------------------------------------------------------------------------
                                                                       8,997,088
--------------------------------------------------------------------------------
               TOTAL COMMON STOCK
               (Cost -- $299,294,767)                                320,652,281
================================================================================
CONVERTIBLE PREFERRED STOCK -- 1.7%
Consumer Goods and Services -- 0.2%
     24,300    Seagram Co. Ltd., 7.500%                                1,236,262
--------------------------------------------------------------------------------
Containers and Packaging -- 0.1%
     38,000    Owens-Illinois Inc., 4.750%                               916,750
--------------------------------------------------------------------------------
Insurance -- 0.3%
     90,200    Lincoln National Corp., 7.750%                          1,950,575
--------------------------------------------------------------------------------
Oil and Gas -- 0.2%
     22,200    Apache Corp., 6.500%                                      983,738
--------------------------------------------------------------------------------
Utilities - Electric -- 0.6%
     40,000    CMS Energy Corp., 8.750%                                1,060,000
     34,000    NiSource Inc., 7.750%                                   1,315,375
     27,200    Texas Utilities Co., 9.250%                             1,173,000
--------------------------------------------------------------------------------
                                                                       3,548,375
--------------------------------------------------------------------------------
Utilities - Gas -- 0.3%
     36,500    El Paso Energy Corp., 4.750%                            2,007,500
--------------------------------------------------------------------------------
               TOTAL CONVERTIBLE PREFERRED STOCK
               (Cost -- $12,127,833)                                  10,643,200
================================================================================
PREFERRED STOCK -- 0.0%
Printing and Publishing -- 0.0%
     10,075    NB Capital Corp., 8.350% (Cost -- $251,875)               224,798
================================================================================
FOREIGN COMMON STOCK -- 3.0%
France -- 0.2%
      7,000    AXA Financial, Inc.                                     1,040,434
--------------------------------------------------------------------------------
Netherlands -- 1.8%
    153,200    Akzo Nobel N.V.                                         6,286,710
     89,921    ING Groep N.V.                                          4,918,355
--------------------------------------------------------------------------------
                                                                      11,205,065
--------------------------------------------------------------------------------
Switzerland -- 0.6%
      1,890    Nestle S.A.                                             3,339,495
--------------------------------------------------------------------------------



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
14                                      2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
--------------------------------------------------------------------------------
                           MFS TOTAL RETURN PORTFOLIO

SHARES                             SECURITY                            VALUE
================================================================================
United Kingdom -- 0.4%
    334,800    Diageo PLC                                            $ 2,716,393
--------------------------------------------------------------------------------
               TOTAL FOREIGN COMMON STOCK
               (Cost -- $20,181,938)                                  18,301,387
================================================================================

   FACE
  AMOUNT                           SECURITY                              VALUE
================================================================================
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 14.8%
              U.S. Treasury Notes:
$ 1,575,000    6.625% due 9/15/09                                      1,502,156
  5,000,000    4.250% due 1/15/10                                      5,107,550
  3,601,000    6.500% due 2/15/10                                      3,673,668
              U.S. Treasury Bonds:
 10,254,000    9.875% due 11/15/15                                    13,815,419
  7,398,000    6.125% due 8/15/29                                      7,412,204
  4,195,000    6.250% due 5/15/30                                      4,363,975
  1,855,000   Federal Home Loan Bank, 5.700% due 3/3/09                1,642,788
  1,455,552   Federal Home Loan Mortgage Corporation (FHLMC),
               6.500% due 11/1/28                                      1,360,942
              Federal National Mortgage Association (FNMA):
  2,512,000    5.250% due 1/15/09                                      2,178,909
  1,400,000    5.722% due 3/25/09                                      1,239,437
  7,519,000    7.250% due 1/15/10                                      7,499,751
 11,786,583    6.500% due 8/1/28 to 12/1/28                           11,005,721
    557,094    6.500% due 1/1/29                                         520,188
             Government National Mortgage Association (GNMA):
  1,462,257    7.500% due 8/15/25 to 12/15/25                          1,438,951
    316,702    8.000% due 6/20/25                                        312,066
  1,879,291    7.500% due 3/15/26 to 11/15/26                          1,849,341
  6,042,663    8.000% due 1/15/26 to 7/15/26                           6,061,520
  3,855,495    7.500% due 2/15/27 to 12/15/27                          3,794,045
  3,303,697    6.500% due 12/15/28                                     3,097,216
  4,759,058    7.000% due 4/1/28 to 10/15/28                           4,580,593
  1,017,524    6.500% due 5/15/29 to 6/15/29                             953,929
  7,057,340    8.000% due 11/15/29 to 12/15/29                         7,079,355
  1,098,286    8.000% due 2/15/30                                      1,101,713
--------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS (Cost -- $94,119,349)                91,591,437
================================================================================




                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    15

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
--------------------------------------------------------------------------------
                           MFS TOTAL RETURN PORTFOLIO

   FACE
  AMOUNT    RATING(b)              SECURITY                            VALUE
================================================================================
CORPORATE BONDS -- 20.6%
Airlines -- 1.1%
$  541,741   AAA  American Airlines Inc., 6.855% due 4/15/09          $  526,185
 1,874,122   AA-  Atlas Air Inc., 7.200% due 1/2/19                    1,739,739
                  Continental Airlines Inc.:
   354,887   BBB+   9.500% due 10/15/13                                  361,595
   619,546   AA+    6.648% due 3/15/19                                   557,846
 1,201,778   AA+    6.545% due 8/2/20                                  1,080,194
                  Jet Equipment Trust:
   250,000   A+     9.410% due 6/15/10(c)                                264,821
   179,381   A+     8.640% due 11/1/12(c)                                180,565
   100,000   BBB    10.690% due 11/1/13(c)                               109,370
   300,000   BBB    11.440% due 11/1/14(c)                               332,340
 1,477,509   AA   Northwest Airlines, 6.810% due 2/1/20                1,347,481
--------------------------------------------------------------------------------
                                                                       6,500,136
--------------------------------------------------------------------------------
Automotive -- 1.4%
   785,000   BBB  AMERCO, 7.850% due 5/15/03                             754,581
                  DaimlerChrysler AG:
 4,865,000   A+     6.630% due 9/21/01                                 4,810,269
 1,650,000   A+     7.400% due 1/20/05                                 1,637,625
                  Ford Motor Co.:
   588,000   A      6.625% due 10/1/28                                   502,740
   425,000   A      8.900% due 1/15/32                                   465,906
   345,000   A    General Motors Corp., 9.400% due 7/15/21               390,713
--------------------------------------------------------------------------------
                                                                       8,561,834
--------------------------------------------------------------------------------
Bank/Finance -- 4.6%
 1,530,000   AAA  AIG Sunamerica Global Financing I,
                    7.400% due 5/5/03(c)                               1,529,067
                  Associates Corp.:
   510,000   Aa3*   5.750% due 11/1/03                                   481,950
 1,511,000   Aa3*   5.500% due 2/15/04                                 1,399,564
 1,932,000   BB-  Beaver Valley Funding Corp., 9.000% due 6/1/17       1,922,340
   400,000   BB+  Capital One Financial Corp., 7.250% due 12/1/03        390,000
 1,233,000   A+   Chase Manhattan Corp., 6.750% due 12/1/04            1,188,304
   400,000   BB   Colonial Capital II, 8.920% due 1/15/27                359,500
   540,000   A    Countrywide Home Loans, Inc., 6.250% due 4/15/09       471,825
   457,000   A    Fleet National Bank, 5.750% due 1/15/09                397,019
                  Ford Motor Credit:
   460,000   A      6.700% due 7/16/04                                   442,750
 1,466,000   A      7.750% due 2/15/07                                 1,478,828
 2,082,000   A      7.375% due 10/28/09                                2,016,938

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
16                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
--------------------------------------------------------------------------------
                           MFS TOTAL RETURN PORTFOLIO


   FACE
  AMOUNT    RATING(b)                  SECURITY                          VALUE
================================================================================================
Bank/Finance -- 4.6% (continued)
                    GE Capital Corp.:
$ 1,232,000  AAA      7.250% due 2/1/05                              $ 1,227,380
    429,000  AAA      8.500% due 3/1/07                                  460,103
  1,168,000  AAA      8.700% due 3/1/07                                1,243,920
    313,000  AAA      8.750% due 5/21/07                                 334,519
    553,000  AAA      8.500% due 7/24/08                                 586,180
                    General Motors Acceptance Corp.:
  1,204,000  A        6.750% due 12/10/02                              1,181,425
    652,000  A        5.950% due 3/14/03                                 624,290
  4,000,000  A+     The Goldman Sachs Group, Inc., 5.900% due
                      1/15/03(c)                                       3,840,000
  2,085,000  BB+    GS Escrow Corp., 6.750% due 8/1/01                 2,012,025
    588,000  A+     John Deere Capital Corp., 7.000% due 10/15/02        579,180
                    Midamerican Funding LLC:
    780,000  BBB+     5.850% due 3/1/01                                  769,275
  1,083,000  BBB+     6.927% due 3/1/29                                  935,441
     71,605  BBB-   Midland Funding Corp. I, 10.330% due 7/23/02          74,290
    109,000  BB     Midland Funding Corp. II, 11.750% due 7/23/05        114,995
  1,061,000  A+     Morgan Stanley Dean Witter & Co., 7.125% due
                      1/15/03                                          1,049,064
    658,000  Ba3*   Providian National Bank, 9.525% due 2/1/27(c)        560,123
    350,000  BBB+   TXU Eastern Funding, 6.150% due 5/15/02(c)           339,500
    600,000  BBB-   Washington Mutual Capital Trust, 8.375% due 6/1/27   569,250
--------------------------------------------------------------------------------
                                                                      28,579,045
--------------------------------------------------------------------------------
Building and Construction -- 0.2%
  1,486,000  BB+    Mcdermott Inc., 9.375% due 3/15/02                 1,116,357
--------------------------------------------------------------------------------
Chemicals and Minerals -- 0.3%
  2,133,000  BB     Lyondell Chemical Co., 9.625% due 5/1/07           2,109,004
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations -- 1.6%
    664,070  AAA    Beneficial Mortgage Corp., 6.248% due 9/28/37        660,040
  1,174,021  Aaa*   Bear Stearns Commerical Mortgage Securities,
                      6.800% due 9/15/08                               1,135,584
    281,500  Baa2*  Blackrock Capital Finance L.P., 7.750% due 9/25/26    85,242
    817,000  AAA    Chase Commercial Mortgage Securities, 6.390% due
                      11/18/08                                           753,772
                    CRIIMI MAE Commercial Mortgage Trust:
    420,000  A        6.701% due 5/20/08(c)                              375,900
  2,150,000  A        7.000% due 3/2/11                                1,839,258
  1,349,874  AAA    Ford Credit Auto Owner Trust, 6.200% due 4/15/02   1,344,813
    377,000  AAA    Illinois Power Special Purpose Trust, 5.260% due
                      6/25/03                                            371,092
    396,000  AAA    J.P. Morgan Commercial Mortgage Finance Corp.,
                      6.613% due 1/15/30                                 368,943
                    Residential Accredit Loans, Inc.:
  1,300,000  AAA      7.000% due 3/25/28                               1,211,372
  1,740,000  AAA      6.750% due 10/25/28                              1,608,525

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    17

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
--------------------------------------------------------------------------------
                           MFS TOTAL RETURN PORTFOLIO

   FACE
  AMOUNT    RATING(b)              SECURITY                            VALUE
================================================================================
Collateralized Mortgage Obligations -- 1.6% (continued)
$   351,000   AAA    Residential Funding Mortgage Securities,
                     7.660% due 9/25/12                                $ 348,971
--------------------------------------------------------------------------------
                                                                      10,103,512
--------------------------------------------------------------------------------
Consumer Goods and Services -- 0.2%
    412,000   A      Eaton Corp., 6.950% due 11/15/04                    400,155
    112,000   BBB-   Jones Apparel Group, 6.250% due 10/1/01(c)          108,360
    280,000   BBB    Nabisco Inc., 6.375% due 2/1/05                     250,600
    430,000   BBB-   Tommy Hilfiger USA, 6.500% due 6/1/03               344,000
--------------------------------------------------------------------------------
                                                                       1,103,115
--------------------------------------------------------------------------------
Entertainment/Media -- 2.6%
  1,556,000   BBB-   Comcast Corp., 9.125% due 10/15/06                1,624,075
  1,803,000   BBB-   Hearst Argyle TV Inc., 7.500% due 11/15/27        1,631,715
                     Joseph Seagram Inc.:ns
  1,066,000   BBB-   5.790% due 4/15/01                                1,047,345
  1,565,000   BBB-   6.400% due 12/15/03                               1,492,619
    320,000   BBB-   7.500% due 12/15/18                                 302,000
    317,000   BBB-   7.600% due 12/15/28                                 296,395
                   News American Holdings, Inc.:
  1,073,000   BBB-   6.703% due 5/21/04                                1,018,009
    267,000   BBB-   6.625% due 1/9/08                                   239,299
    635,000   BBB-   7.300% due 4/30/28                                  531,812
                   Time Warner Inc.:
  5,407,000   BBB    6.100% due 12/30/01(c)                            5,285,343
  1,326,000   BBB    10.150% due 5/1/12                                1,534,845
    152,000   BBB    8.375% due 3/15/23                                  154,470
    730,000   BBB    8.375% due 7/15/33                                  737,300
--------------------------------------------------------------------------------
                                                                      15,895,227
--------------------------------------------------------------------------------
Forest and Paper Products -- 0.4%
                   Georgia-Pacific Corp.:
  1,929,000   BBB-   9.950% due 6/15/02                                2,003,749
    200,000   BBB-   9.875% due 11/1/21                                  209,750
    200,000   B+   US Timberlands Co., L.P., 9.625% due 11/15/07         177,000
--------------------------------------------------------------------------------
                                                                       2,390,499
--------------------------------------------------------------------------------
Insurance -- 0.3%
  1,885,000   A    AFLAC Inc., 6.500% due 4/15/09                      1,722,419
    176,000   BBB  Atlantic Mutual Insurance Co., 8.150% due 2/1         136,180
--------------------------------------------------------------------------------
                                                                       1,858,599
--------------------------------------------------------------------------------




                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
18                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
--------------------------------------------------------------------------------
                           MFS TOTAL RETURN PORTFOLIO

   FACE
  AMOUNT    RATING(b)              SECURITY                            VALUE
================================================================================
Oil/Oil Services -- 0.5%
$ 1,294,000   BBB    Coastal Corp., 6.200% due 5/15/04               $ 1,222,830
  1,007,000   A-     Northern Natural Gas, 7.000% due 6/1/11(c)          936,510
    888,000   BBB-   Occidental Petroleum Corp., 6.400% due 4/1/03       849,150
    115,000   BBB    Ultramar Diamond Shamrock,7.200% due 10/15/17       105,656
--------------------------------------------------------------------------------
                                                                       3,114,146
--------------------------------------------------------------------------------
Railroad -- 0.2%
                   Union Pacific Corp.:
    396,000   BBB-   5.780% due 10/15/01                                 384,120
    990,000   BBB-   6.340% due 11/25/03                                 945,450
--------------------------------------------------------------------------------
                                                                       1,329,570
--------------------------------------------------------------------------------
Real Estate -- 0.1%
    375,000   A    Socgen Real Estate LLC, 7.640% due 12/29/49(c)        338,437
--------------------------------------------------------------------------------
Retail Stores -- 0.4%
                   Federated Department Stores:
  1,639,000   BBB+   8.500% due 6/15/03                                1,671,780
  1,070,000   BBB+   6.300% due 4/1/09                                   973,700
--------------------------------------------------------------------------------
                                                                       2,645,480
--------------------------------------------------------------------------------
Telecommunications -- 2.6%
    339,000   A+   AT&T Capital Corp., 6.250%due 5/15/01                 336,034
  2,046,000   AAA  Bellsouth Capital Funding,7.750% due 2/15/10        2,038,328
                   Cable & Wireless  Communications:
  1,913,000   A      6.750% due 3/6/08                                 1,893,870
    592,000   A      6.750% due 12/1/08                                  585,340
  1,600,000   BB-  Century Communications Corp., zero coupon
                     bond to yield 8.788% due 1/15/08                    676,000
  1,000,000   B1*  FrontierVision L.P., 11.000% due 10/15/06           1,025,000
    100,000   A-   MCI Worldcom Inc., 8.875% due 1/15/06                 103,375
    215,000   BBB  Metronet Communications,  step bond to
                     yield 8.561% due  6/15/08                           169,581
  1,343,000   BB+  Qwest Communications International Inc.,
                     7.500% due 11/1/08                                1,289,280
                   Sprint Capital Corp.:
  1,622,000   BBB+   6.500% due 11/15/01                               1,603,752
  1,992,000   BBB+   5.875% due 5/1/04                                 1,874,970
    857,000   BBB+   6.375% due 5/1/09                                   774,514
  1,676,000   BBB+   6.900% due 5/1/19                                 1,493,735
  2,235,000   A    TCI Communications Inc.,  9.650% due 3/31/27        2,427,769
--------------------------------------------------------------------------------
                                                                      16,291,548
--------------------------------------------------------------------------------



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                   19

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
--------------------------------------------------------------------------------
                           MFS TOTAL RETURN PORTFOLIO

   FACE
  AMOUNT    RATING(b)              SECURITY                            VALUE
================================================================================
Utilities -- 4.1%
                   CalEnergy Co., Inc.:
$    10,000   BBB-   7.230% due 9/15/05                                  $ 9,575
      5,000   BBB-   7.520% due 9/15/08                                    4,750
  1,846,000   BBB- CE Generation LLC, 7.416% due 12/15/18              1,635,117
                   Cleveland Electric Illuminating Co.:
    137,000   BB+    7.670% due 7/1/04                                   133,918
    500,000   BB+    7.880% due 11/1/17                                  471,875
    388,000   BB+    9.000% due 7/1/23                                   391,395
                   CMS Energy Corp.:
    619,000   BB     8.000% due 7/1/01                                   612,036
  2,482,000   BB     8.375% due 7/1/03                                 2,404,438
  1,900,000   BB     6.750% due 1/15/04                                1,719,500
  1,271,000   BBB+ Commonwealth Edison, 8.500% due 7/15/22             1,263,056
                   Connecticut Lighting & Power Co.:
    137,000   BBB-   7.875% due 6/1/01                                   137,171
  1,500,000   N/R    8.590% due 6/5/03(c)                              1,447,014
    500,000   BBB-   7.875% due 10/1/24                                  497,500
                   El Paso Electric Co.:
    428,000   BBB-   8.250% due 2/1/03                                   429,070
    135,000   BBB-   8.900% due 2/1/06                                   138,544
    471,000   BBB+ Entergy Mississippi Inc., 6.200% due 5/1/04           443,329
    309,147   BBB- GG1B Funding Corp., 7.430% due 1/15/11                288,666
    236,000   BBB- Gulf States Utilities, 8.250% due 4/1/04              237,475
                   Niagara Mohawk Power Corp.:
  1,260,414   BBB-   7.250% due 10/1/02                                1,243,084
    188,000   BBB+   7.375% due 8/1/03                                   184,945
    676,707   BBB-   7.625% due 10/1/05                                  654,714
  1,870,000   BBB+   7.750% due 5/15/06                                1,839,612
  1,003,000   BBB    8.770% due 1/1/18                                 1,006,761
    450,000   BBB+   8.750% due 4/1/22                                   449,437
    140,000   BBB+   8.500% due 7/1/23                                   137,725
    122,000   BB+  North Atlantic Energy Service Co., 9.050% due 6/1/02  120,627
    209,028   BB+  Northeast Utilities, 8.580% due 12/1/06               202,235
    470,000   BBB- NRG Energy Inc., 8.700% due 3/15/05(c)                462,424
                   Salton Sea Funding:
     76,523   BBB    7.370% due 5/30/05                                   74,132
  1,100,000   BBB    7.840% due 5/30/10                                1,071,125
    400,000   BBB  Texas Gas Transmission Corp., 7.250% due 7/15/27      358,500
    482,000   BBB  Texas Utilities, 5.940% due 10/15/01                  472,360
  1,288,000   BB+  Toledo Edison Co., 7.875% due 8/1/04                1,270,290
    330,000   BBB  Utilicorp United Inc., 7.000% due 7/15/04             315,563
  1,112,414   BBB- Waterford 3 Funding - Entergy, 8.090% due 1/2/17    1,060,965



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
20                                      2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
--------------------------------------------------------------------------------
                           MFS TOTAL RETURN PORTFOLIO

   FACE
  AMOUNT    RATING(b)              SECURITY                            VALUE
================================================================================
Utilities -- 4.1% (continued)
$   353,000   BBB  Williams Gas Pipeline, 7.375% due 11/15/06(c)   $     341,969
  2,007,000   A+   Wisconsin Electric Power, 6.625% due 12/1/02        1,969,098
--------------------------------------------------------------------------------
                                                                      25,499,995
--------------------------------------------------------------------------------
                   TOTAL CORPORATE BONDS
                   (Cost -- $133,956,095)                            127,436,504
================================================================================
CONVERTIBLE CORPORATE BONDS -- 1.0%
Insurance -- 0.7%
  4,850,000   A+   Loews Corp., 3.125% due 9/15/07                     4,286,187
--------------------------------------------------------------------------------
Specialty Products and Services -- 0.3%
  3,960,000   A-   Xerox Corp., 0.570% due 4/21/18                     2,158,200
                   TOTAL CONVERTIBLE CORPORATE BONDS
                   (Cost -- $6,540,468)                                6,444,387
================================================================================
FOREIGN BONDS -- 0.1%
Luxembourg -- 0.1%
    816,000   AAA  AIG SunAmerica Institutional Funding II, 5.750% due 2/16/09
                   (Cost -- $780,066)                                    709,920
================================================================================
                   SUB-TOTAL INVESTMENTS
                   (Cost -- $567,252,391)                            576,003,914
================================================================================
SHORT-TERM SECURITIES -- 6.9%
 42,400,000        Federal Home Loan Bank, 5.880% due 5/1/00
                   (Cost -- $42,386,149)                              42,386,149
================================================================================
                   TOTAL INVESTMENTS -- 100%
                   (Cost -- $609,638,540**)                        $ 618,390,063
================================================================================
(a)  Non-income producing security.
(b) All ratings are by Standard & Poor's Ratings Service, except those identified byan asterisk (*), which are rated by Moody's Investors Service, Inc.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
**   Aggregate cost for Federal income tax purposes is substantially the same.

See page 27 for definition of ratings.



                  See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                   21

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
--------------------------------------------------------------------------------
                       TRAVELERS MANAGED INCOME PORTFOLIO

   FACE
  AMOUNT                           SECURITY                                            VALUE
==============================================================================================
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 16.9%
                   U.S. Treasury Notes:
$ 8,999,545          3.625% due 7/15/02                                            $ 8,984,966
  9,000,000          12.000% due 8/15/13                                            12,049,650
     76,775        Federal National Mortgage Association (FNMA),
                     6.889% due 6/17/11                                                 72,879
----------------------------------------------------------------------------------------------
                   TOTAL U.S. GOVERNMENT AND
                   AGENCY OBLIGATIONS (Cost -- $21,193,236)                         21,107,495
==============================================================================================
   FACE
  AMOUNT   RATING(a)               SECURITY                                            VALUE
==============================================================================================
CORPORATE BONDS -- 71.4%
Financial Services -- 30.9%
  5,250,000   A+   AT&T Captial Corp., 6.250% due 5/15/01                            5,204,063
  5,500,000   Aa3* Bank of America Corp., 7.800% due 2/15/10                         5,500,000
  1,700,000   A3*  Banponce Financial, 7.300% due 6/5/02                             1,680,875
  5,000,000   BBB+ Comdisco Inc., 7.250% due 9/20/01                                 4,962,500
  3,000,000   BBB+ Finova Captial Corp., 6.310% due 11/6/00                          2,986,440
    275,000   BB+  Golden State Holdings Corp., 7.000% due 8/1/03                      251,969
  1,050,000   BBB+ MBNA America Bank, 6.000% due 12/26/00                            1,040,813
  2,900,000   BBB+ Orix Credit Alliance, 6.780% due 5/15/01(b)                       2,878,250
  5,300,000   BBB  Osprey Trust, 8.310% due 1/15/03(b)                               5,280,125
  5,400,000   BBB  PP&L Capital Funding, 7.750% due 4/15/05                          5,312,250
  3,700,000   A2*  Telecom Newzeal Finance, 6.250% due 2/10/03(b)                    3,581,615
----------------------------------------------------------------------------------------------
                                                                                    38,678,900
----------------------------------------------------------------------------------------------
Healthcare -- 1.8%
  2,400,000   Ba2* Columbia/HCA Healthcare Corp., 6.630% due 7/15/45                 2,259,000
----------------------------------------------------------------------------------------------
Hotels -- 7.5%
  5,000,000   BBB+ Marriott International Inc., Series C, 7.875% due 9/15/09         4,875,000
  4,700,000   BBB- Park Place Entertainment Corp., 7.950% due 8/1/03(b)              4,535,500
----------------------------------------------------------------------------------------------
                                                                                     9,410,500
----------------------------------------------------------------------------------------------
Industrial -- 0.2%
                   Navistar International Corp.:
    140,000   BBB-   Sr. Notes, 7.000% due 2/1/03                                      135,100
     75,000   BB+    Series B, 8.000% due 2/1/08                                        70,875
----------------------------------------------------------------------------------------------
                                                                                       205,975
----------------------------------------------------------------------------------------------


                  See Notes to Financial Statements.

--------------------------------------------------------------------------------
22                2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
--------------------------------------------------------------------------------
                       TRAVELERS MANAGED INCOME PORTFOLIO

FACE
AMOUNT   RATING(a)                  SECURITY                                          VALUE
==============================================================================================
Oil -- 4.1%
$ 5,100,000   Baa1*  Noram Energy, Inc., 7.500% due 8/1/00                         $ 5,100,000
     35,000   BBB-   Norcen Energy Resources Ltd., 7.375% due 5/15/06                   33,337
----------------------------------------------------------------------------------------------
                                                                                     5,133,337
----------------------------------------------------------------------------------------------
Real Estate Investment Trusts -- 3.9%
  4,850,000   BBB    CarrAmerica Realty Corp., 6.625% due 10/1/00                    4,829,290
----------------------------------------------------------------------------------------------
Retail -- 2.7%
    800,000   A2*    Dayton Hudson Corp., 6.800% due 10/1/01                           792,000
                     Saks Inc.:
  1,275,000   Baa3*    7.250% due 12/1/04                                            1,187,343
  1,600,000   Baa3*    7.500% due 12/1/10                                            1,388,000
----------------------------------------------------------------------------------------------
                                                                                     3,367,343
----------------------------------------------------------------------------------------------
Tobacco -- 5.6%
                     Nabisco Inc.:
  5,500,000   BBB      6.700% due 6/15/02                                            5,252,500
    280,000   BBB      6.000% due 2/15/01                                              274,400
  1,490,000   A      Philip Morris Cos., 7.500% due 1/15/02                          1,454,612
----------------------------------------------------------------------------------------------
                                                                                     6,981,512
----------------------------------------------------------------------------------------------
Telecommunications -- 4.3%
  5,500,000   A2*    Vodafone Airtouch PLC, 7.750% due 2/15/10(b)                    5,417,500
----------------------------------------------------------------------------------------------
Transportation -- 1.0%
  1,250,000   BBB-   Union Pacific Corp., 9.650% due 6/1/00                          1,253,125
----------------------------------------------------------------------------------------------
Utilities -- 9.4%
  2,500,000   Baa2*  Cilcorp Inc., 9.375% due 10/15/29                               2,560,250
                     CMS Energy Corp.:
  3,600,000   BB       6.750% due 1/15/04                                            3,258,000
  1,150,000   BB       7.625% due 11/15/04                                           1,058,000
  5,200,000   BBB    UtiliCorp United Inc., 6.875% due 10/1/04                       4,940,000
----------------------------------------------------------------------------------------------
                                                                                    11,816,250
----------------------------------------------------------------------------------------------
                     TOTAL CORPORATE BONDS
                     (Cost -- $90,976,945)                                          89,352,732
==============================================================================================

 SHARES                             SECURITY                                          VALUE
==============================================================================================
WARRANTS(c) -- 0.0%
        150          Loral Orion Network Systems, Inc., Expire 1/31/07
                     (Cost -- $105)                                                      1,200
==============================================================================================
                     SUB-TOTAL INVESTMENTS
                     (Cost -- $112,170,286)                                        110,461,427
==============================================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    23

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
--------------------------------------------------------------------------------
                       TRAVELERS MANAGED INCOME PORTFOLIO

FACE
AMOUNT                              SECURITY                                          VALUE
==============================================================================================
REPURCHASE AGREEMENT -- 11.7%
$14,632,000          CS First Boston Corp., 5.650% due 5/1/00;
                       Proceeds at maturity -- $14,638,888; (Fully
                       collateralized by U.S. Treasury Notes,
                       6.125% due 7/31/01; Market value -- $14,924,664)
                       (Cost -- $14,632,000)                                      $ 14,632,000
==============================================================================================
                       TOTAL INVESTMENTS -- 100%
                       (Cost -- $126,802,286**)                                   $125,093,427
==============================================================================================

(a) All ratings are by Standard & Poor's Ratings Services ("Standard & Poor's"), except that those which are identified by an asterisk (*) are rated by Moody's Investors Service Inc. ("Moody's").
(b) Security is exempt from registration under Rule 144A of the Securities Act 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)  Non-income producing security.
**   Aggregate cost for Federal income tax purposes is substantially the same.

See page 27 for definition of ratings.


         See Notes to Financial Statements.

--------------------------------------------------------------------------------
24                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
--------------------------------------------------------------------------------

                     SMITH BARNEY MONEY MARKET  PORTFOLIO

 FACE                                                              ANNUALIZED
AMOUNT              SECURITY                                          YIELD             VALUE
=================================================================================================
COMMERCIAL PAPER -- 77.6%
$ 5,550,000   A.I. Credit matures 5/11/00                             6.35%       $     5,540,750
  8,000,000   Abbey National N.A. matures 5/31/00                     6.08              7,959,733
  5,000,000   AIG Funding matures 5/9/00                              5.98              4,993,367
  5,000,000   Anz Delaware Inc. matures 5/8/00                        6.04              4,994,157
 10,000,000   AT&T Corp. matures 5/10/00                              6.03              9,985,000
  4,900,000   Bank of America Corp. matures 10/27/00                  6.70              4,742,122
  5,000,000   Bank of New York matures 5/30/00                        6.23              4,975,028
  8,000,000   Barclays U.S. Funding matures 5/17/00                   6.04              7,978,631
  5,000,000   BCI Funding Corp. mature 5/19/00 to 6/5/00              6.08 to 6.12      4,979,187
  5,000,000   BellSouth Telecommunications matures 5/8/00             5.96              4,994,215
  8,000,000   British Telecommunication matures 5/8/00                6.03              7,990,667
  5,000,000   Cariplo Finance Inc. matures 5/9/00                     6.05              4,993,311
  7,000,000   Chase Manhattan Bank Corp. matures 5/3/00               6.03              6,997,667
  4,000,000   Credito Italiano Delaware Inc. matures 5/25/00          6.10              3,983,813
 10,000,000   Cregem North America matures 5/15/00                    6.03              9,976,667
  8,000,000   CS First Boston Corp. mature 5/10/00 to 5/25/00         6.00 to 6.02      7,980,753
  8,000,000   DaimlerChrysler N.A. matures 5/15/00                    6.05              7,981,271
  4,900,000   Den Danske Corp. matures 5/3/00                         6.01              4,898,388
  5,000,000   General Electric Capital Corp. matures 6/5/00           6.16              4,970,444
  5,000,000   Goldman, Sachs & Co. matures 5/15/00                    6.10              4,988,217
  5,900,000   GTE Funding Corp. matures 5/22/00                       6.05              5,879,281
  8,000,000   Halifax matures 5/2/00                                  6.04              7,998,662
 12,900,000   International Lease Finance mature
                5/1/00 to 5/18/00                                     6.02 to 6.06     12,877,616
  6,000,000   J.P. Morgan & Co. mature 5/5/00 to 5/8/00               5.96 to 6.05      5,994,007
  5,000,000   Lloyds Bank matures 5/26/00                             6.05              4,979,097
  8,000,000   Nationwide Building Society matures 5/10/00             6.05              7,987,960
  3,500,000   Oesterreich Kontrollbank matures 6/2/00                 6.13              3,481,116
  5,000,000   Procter & Gamble Co. Inc. matures 5/17/00               6.02              4,986,667
  3,000,000   San Paolo U.S. Finance Inc. matures 6/27/00             6.22              2,970,930
  5,000,000   Sara Lee Corp. matures 5/15/00                          6.04              4,988,333
  7,000,000   Societe Generale matures 5/23/00                        6.08              6,974,248
 10,000,000   Union Bank of Switzerland matures 5/1/00                6.04              10,000,000
  8,000,000   Walt Disney Co. matures 5/4/00                          6.00              7,996,013
  8,000,000   Wells Fargo Co. mature 5/1/00 to 5/15/00                6.05 to 6.08      7,992,953
  5,000,000   Woolwich Building Society matures 6/30/00               6.19              4,949,167
-------------------------------------------------------------------------------------------------
              TOTAL COMMERCIAL PAPER
              (Cost -- $225,959,438)                                                  225,959,438
=================================================================================================

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    25

--------------------------------------------------------------------------------
Schedules of Investments (unaudited)(continued)                    April 30,2000
--------------------------------------------------------------------------------

                       SMITH BARNEY MONEY MARKET PORTFOLIO
 FACE                                                               ANNUALIZED
AMOUNT              SECURITY                                          YIELD             VALUE
================================================================================================
DOMESTIC BANK OBLIGATIONS -- 1.0%
$ 3,000,000   Bank of America matures 5/8/00 (Cost -- $3,000,000)     6.02%         $  3,000,000
================================================================================================
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES -- 3.1%
  5,000,000   FHLMC matures 5/16/00                                   5.88             4,987,791
  4,000,000   FNMA matures 6/8/00                                     6.03             3,974,920
------------------------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT AGENCIES
              AND INSTRUMENTALITIES (Cost -- $8,962,711)                               8,962,711
================================================================================================
FOREIGN CERTIFICATES OF DEPOSIT -- 11.7%
  5,000,000   Bank Austriengellschaft matures 5/8/00                  6.00             5,000,010
  8,000,000   Canadian Imperial Bank mature 5/8/00 to 5/16/00     6.03 to 6.07         8,000,000
  3,000,000   Deutsche Bank matures 9/19/00                           6.35             2,999,469
  7,000,000   Harris Bank matures 5/10/00                             6.04             7,000,000
  3,000,000   National Westminster Bank PLC matures 7/10/00           6.20             2,999,494
  5,000,000   Svenska Handlesbanken matures 6/15/00                   6.16             4,999,464
  3,000,000   Toronto Dominion matures 9/25/00                        6.45             2,998,878
------------------------------------------------------------------------------------------------
              TOTAL FOREIGN CERTIFICATES OF DEPOSIT
              (Cost -- $33,997,315)                                                   33,997,315
================================================================================================
TIME DEPOSITS -- 5.1%
 10,000,000   Paribas matures 5/1/00                                  6.06            10,000,000
  5,000,000   Westdeutsche Landesbank matures 5/3/00                  5.99             5,000,000
------------------------------------------------------------------------------------------------
              TOTAL TIME DEPOSITS
              (Cost -- $15,000,000)                                                   15,000,000
================================================================================================
              SUB-TOTAL INVESTMENTS
              (Cost -- $286,919,464)                                                 286,919,464
================================================================================================
REPURCHASE AGREEMENT -- 1.5%
  4,356,000   Morgan Stanley Dean Witter & Co., 6.060% due 5/1/00;
                Proceeds at maturity -- $4,358,200; (Fully collateralized
                by U.S. Treasury Bills due 5/1/00;
                Market value -- $4,356,000) (Cost -- $4,356,000)                       4,356,000
================================================================================================
              TOTAL INVESTMENTS -- 100%
              (Cost -- $291,275,464**)                                              $291,275,464
================================================================================================

** Aggregate cost for Federal income tax purposes is substantially the same.




                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
26                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------
The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard and Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA       -- Bonds rated "AAA" have the highest rating assigned by Standard &
             Poor's. Capacity to pay interest and repay principal is extremely strong.
AA        -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A         -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB       -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B and -- Bonds rated "BB" and "B" are regarded, on balance, as predominantly
CCC speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of speculation than "B," and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major risk exposure to adverse conditions.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "A" to "Caa," where 1 is the highest and 3 the lowest rating within its generic category.

A         -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.
Baa       -- Bonds rated "Baa" are considered to be medium grade obligations,
             i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba        -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B         -- Bonds rated "B" generally lack characteristics of the desirable investments. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.
Caa       -- Bonds that are rated "Caa" are of poor standing. Such issues may be in default or present elements of danger with respect to principal or interest.
NR        -- Indicates that the bond is not rated by Standard & Poor's or
             Moody's.



--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    27

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (unaudited)                  April 30, 2000
--------------------------------------------------------------------------------

                                                                 Travelers       Smith Barney
                                                 MFS Total        Managed            Money
                                                  Return          Income            Market
                                                 Portfolio       Portfolio         Portfolio
=============================================================================================
ASSETS:
  Investments -- Cost                          $ 567,252,391   $ 112,170,286               --
  Repurchase Agreements -- Cost                           --      14,632,000    $   4,356,000
  Short-Term Investments -- Cost                  42,386,149              --      286,919,464
=============================================================================================
  Investments -- Value                         $ 576,003,914   $ 110,461,427               --
  Repurchase Agreements -- Value                          --      14,632,000    $   4,356,000
  Short-Term Investments -- Value                 42,386,149              --      286,919,464
  Cash                                                52,032              96              195
  Receivable for securities sold                   1,028,957              --               --
  Dividends and interest receivable                4,667,405       1,797,240          347,726
---------------------------------------------------------------------------------------------
  Total Assets                                   624,138,457     126,890,763      291,623,385
---------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                 2,123,095              --               --
  Management fees payable                            393,070         118,198          100,861
  Dividends payable                                       --              --          316,942
  Accrued expenses                                    54,549          44,206           69,050
---------------------------------------------------------------------------------------------
  Total Liabilities                                2,570,714         162,404          486,853
---------------------------------------------------------------------------------------------
Total Net Assets                               $ 621,567,743   $ 126,728,359    $ 291,136,532
=============================================================================================
NET ASSETS:
  Par value of capital shares                  $         378   $         109    $       2,911
  Capital paid in excess of par value            559,270,738     124,005,584      291,133,618
  Undistributed net investment income             27,972,542       8,736,665                3
  Accumulated net realized gain (loss)
    from security transactions                    25,548,534      (4,305,140)              --
  Net unrealized appreciation (depreciation)
    of investments and foreign currencies          8,775,551      (1,708,859)              --
---------------------------------------------------------------------------------------------
Total Net Assets                               $ 621,567,743   $ 126,728,359    $ 291,136,532
=============================================================================================
Shares Outstanding                                37,811,741      10,865,444      291,136,529
---------------------------------------------------------------------------------------------
Net Asset Value                                       $16.44          $11.66            $1.00
---------------------------------------------------------------------------------------------




                      See Notes to Financial Statements.


--------------------------------------------------------------------------------
28                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Operations (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended April 30, 2000

                                                                          Travelers        Smith Barney
                                                        MFS Total          Managed            Money
                                                         Return            Income             Market
                                                        Portfolio         Portfolio         Portfolio
======================================================================================================
INVESTMENT INCOME:
  Dividends                                            $ 9,334,370                --                --
  Interest                                               3,652,203       $ 4,300,564        $8,685,681
  Less: Foreign withholding tax                            (40,461)               --                --
------------------------------------------------------------------------------------------------------
  Total Investment Income                               12,946,112         4,300,564         8,685,681
------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 3)                               2,438,475           387,932           734,768
  Custody                                                   29,264             3,438            13,310
  Shareholder communications                                22,312             8,824             8,736
  Audit and legal                                           13,330             8,626            12,667
  Pricing service fees                                       8,112             2,552                --
  Directors' fees                                            7,982             2,442             3,240
  Shareholder and system servicing fees                      7,792             7,519             3,549
  Registration fees                                          1,766             5,131             2,002
  Other                                                      6,186             2,916             1,147
------------------------------------------------------------------------------------------------------
  Total Expenses                                         2,535,219           429,380           779,419
------------------------------------------------------------------------------------------------------
Net Investment Income                                   10,410,893         3,871,184         7,906,262
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN
CURRENCIES (NOTE 4):
  Realized Gain (Loss) From Security Transactions
  (excluding short-term securities*):
    Proceeds from sales                                287,907,412        94,929,123     7,900,522,962
    Cost of securities sold                            283,670,130        96,366,020     7,900,522,959
------------------------------------------------------------------------------------------------------
  Net Realized Gain (Loss)                               4,237,282        (1,436,897)                3
------------------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation
  (Depreciation) of Investments and
  Foreign Currencies:
    Beginning of period                                 15,594,261        (1,061,999)               --
    End of period                                        8,775,551        (1,708,859)               --
------------------------------------------------------------------------------------------------------
  Change in Net Unrealized
    Appreciation (Depreciation)                         (6,818,710)         (646,860)               --
------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                          (2,581,428)       (2,083,757)                3
------------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                 $ 7,829,465       $ 1,787,427        $7,906,265
======================================================================================================

* Represents only gains from the sale of short-term securities for the Smith Barney Money Market Portfolio.



                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    29

-------------------------------------------------------------------------------
Statements of Changes in Net Assets
-------------------------------------------------------------------------------
For the Six Months Ended April 30, 2000 (unaudited) and the Year Ended October 31, 1999

MFS Total Return Portfolio                             2000            1999
===============================================================================
OPERATIONS:
  Net investment income                           $  10,410,893   $  17,479,668
  Net realized gain                                   4,237,282      21,518,408
  Decrease in net unrealized appreciation            (6,818,710)     (1,626,169)
-------------------------------------------------------------------------------
  Increase in Net Assets From Operations              7,829,465      37,371,907
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                      --     (12,662,011)
  Net realized gains                                         --     (29,755,229)
-------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                            --     (42,417,240)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
  Net proceeds from sale of shares                   23,607,228     130,645,660
  Net asset value of shares issued
    for reinvestment of dividends                            --      42,417,240
  Cost of shares reacquired                         (31,697,331)     (8,462,964)
-------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
    Fund Share Transactions                          (8,090,103)    164,599,936
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                      (260,638)    159,554,603

NET ASSETS:
  Beginning of period                               621,828,381     462,273,778
-------------------------------------------------------------------------------
  End of period*                                  $ 621,567,743   $ 621,828,381
===============================================================================
*Includes undistributed net investment income of: $  27,972,542   $  17,561,649
===============================================================================



                      See Notes to Financial Statements.


--------------------------------------------------------------------------------
30                                       2000 Semi-Annual Report to Shareholders

-------------------------------------------------------------------------------
Statements of Changes in Net assets (continued)
-------------------------------------------------------------------------------
For the Six Months Ended April 30, 2000 (unaudited) and the Year Ended October 31, 1999

Travelers Managed Income Portfolio                     2000            1999
===============================================================================
OPERATIONS:
  Net investment income                             $  3,871,184   $  4,849,698
  Net realized loss                                   (1,436,897)    (2,852,152)
  Increase in net unrealized depreciation               (646,860)      (506,464)
-------------------------------------------------------------------------------
  Increase in Net Assets From Operations               1,787,427      1,491,082
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                       --     (2,440,976)
  Net realized gains                                          --       (606,387)
-------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                             --     (3,047,363)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
  Net proceeds from sale of shares                    15,592,239     58,483,264
  Net asset value of shares issued
    for reinvestment of dividends                             --      3,047,363
  Cost of shares reacquired                           (3,692,121)    (4,489,228)
-------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                           11,900,118     57,041,399
-------------------------------------------------------------------------------
  Increase in Net Assets                              13,687,545     55,485,118

NET ASSETS:
  Beginning of period                                113,040,814     57,555,696
-------------------------------------------------------------------------------
  End of period*                                    $126,728,359   $113,040,814
===============================================================================
*Includes undistributed net investment income of:   $  8,736,665   $  4,865,481
===============================================================================



                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    31

===============================================================================
Statements of Changes in Net Assets (continued)
===============================================================================
For the Six Months Ended April 30, 2000 (unaudited) and the Year Ended October 31, 1999

Smith Barney Money Market Portfolio              2000                 1999
===============================================================================
OPERATIONS:
  Net investment income                        $   7,906,262      $   9,746,393
  Net realized gain                                        3                994
-------------------------------------------------------------------------------
  Increase in Net Assets From Operations           7,906,265          9,747,387
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 2):
  Net investment income                           (7,906,259)        (9,746,393)
  Net realized gains                                      (3)              (994)
-------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                 (7,906,262)        (9,747,387)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
  Net proceeds from sale of shares               673,463,484      1,748,940,316
  Net asset value of shares issued
    for reinvestment of dividends                  7,954,408          9,720,254
  Cost of shares reacquired                     (666,980,402)    (1,646,638,975)
-------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                       14,437,490        112,021,595
-------------------------------------------------------------------------------
  Increase in Net Assets                          14,437,493        112,021,595

NET ASSETS:
  Beginning of period                            276,699,039        164,677,444
-------------------------------------------------------------------------------
  End of period                                $ 291,136,532      $ 276,699,039
===============================================================================



                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
32                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
1. Significant Accounting Policies

The MFS Total Return, Travelers Managed Income and Smith Barney Money Market Portfolios ("Portfolio(s)") are separate investment portfolios of the Travelers Series Fund Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and consists of these Portfolios and twelve other separate investment portfolios: Alliance Growth, AIM Capital Appreciation, INVESCO Global Strategic Income, Putnam Diversified Income, Smith Barney High Income, Smith Barney Large Cap Value, Smith Barney International Equity, Smith Barney Pacific Basin, Smith Barney Large Capitalization Growth,Van Kampen Enterprise, Smith Barney Aggressive Growth and Smith Barney Mid Cap Portfolios. Shares of the Fund are offered only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Portfolios are:
(a) security transactions are accounted for on trade date; (b) the Smith Barney Money Market Portfolio uses the amortized cost method for valuing all of its portfolios securities; the MFS Total Return and Travelers Managed Income Portfolios use the amortized cost method for valuing securities with maturities less than 60 days, accordingly, the cost of securities plus accreted discount or minus amortized premium, approximates value; (c) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. government agencies and obligations are valued at the mean between the bid and ask prices; (d) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence;
(e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the accounting records of the Portfolios are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank;


--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    33

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)(continued)
--------------------------------------------------------------------------------
(i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At October 31, 1999, reclassifications were made to the capital accounts of the MFS Total Return Portfolio and the Travelers Managed Income Portfolio to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; (j) the Portfolios intend to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets,liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Dividends

The Smith Barney Money Market Portfolio declares and records a dividend of substantially all its net investment income on each business day. Such dividends are paid or reinvested monthly on the payable date.

3. Management Agreement and Transactions with Affiliated Persons

SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH") which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager of the Smith Barney Money Market Portfolio ("SBMM"). Travelers Investment Adviser, Inc. ("TIA"), an affiliate of SSBC, acts as the investment manager of the MFS Total Return ("MFSTR") and the Travelers Managed Income ("TMI") Portfolios. SBMM pays SSBC a management fee calculated at an annual rate of 0.50% of the average daily net assets of the Portfolio. MFSTR and TMI pay TIA a management fee calculated at an annual rate of 0.80% and 0.65%, respectively, of the average daily net assets of each Portfolio. These fees are calculated daily and paid monthly.

TIA has sub-advisory agreements with Massachusetts Financial Services Company ("MFS") and Travelers Asset Management International Company LLC ("TAMIC"). Pursuant to each sub-advisory agreement, MFS and TAMIC are responsible for the day-to-day portfolio operations and investment decisions for MFSTR and TMI, respectively, and are compensated for such services at an annual rate of 0.375% and 0.30%, respectively, of the average daily net assets of MFSTR and TMI. These fees are calculated daily and paid monthly.


--------------------------------------------------------------------------------
34                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)(continued)
--------------------------------------------------------------------------------
TIA has entered into a Sub-Administrative Services Agreement with SSBC. TIA pays SSBC, as sub-administrator, a fee calculated at an annual rate of 0.10% of the average daily net assets of MFSTR and TMI.

Citi Fiduciary Trust Company ("CFTC"), formerly known as Smith Barney Private Trust Company, another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the six months ended April 30, 2000, the Portfolios paid transfer agent fees of $7,500 to CFTC.

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the primary broker for its portfolio agency transactions.

All officers and one Director of the Fund are employees of SSB.

4. Investments

During the six months ended April 30, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

                                                     MFSTR             TMI
================================================================================
Purchases                                           $274,808,868   $99,951,465
--------------------------------------------------------------------------------
Sales                                                287,907,412    94,929,123
================================================================================

At April 30, 2000, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                     MFSTR             TMI
================================================================================
Gross unrealized appreciation                       $ 37,630,279   $    80,265
Gross unrealized depreciation                        (28,878,756)   (1,789,124)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)          $  8,751,523   $(1,708,859)
================================================================================

5. Repurchase Agreements

The Portfolios purchase (and their custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolios require continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.


--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    35

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------
6.   Futures Contracts

MFSTR has the ability to enter into futures contracts.

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. MFSTR enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At April 30, 2000, MFSTR had no open futures contracts.

7.   Lending of Portfolio Securities

The Portfolios have an agreement with their custodian whereby the custodian may lend securities owned by the Portfolios to brokers, dealers and other financial organizations. Fees earned by the Portfolios on securities lending are recorded as interest income. Loans of securities by the Portfolios are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary between 2% and 5% depending on the type of securities loaned. The custodian establishes and maintains the collateral in segregated accounts.

At April 30, 2000, the Portfolios had no securities on loan.

8. Options Contracts

Premiums paid when put or call options are purchased by the Portfolios represent investments, which are marked-to-market daily and are included in the schedule of investments. When a purchased option expires, the Portfolios will realize a loss in the amount of the premium paid. When the Portfolios enter into a closing sales transaction, the Portfolios will realize a gain or loss depending on whether the proceeds from the closing sales transaction are

--------------------------------------------------------------------------------
36                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------
greater or less than the premium paid for the option. When the Portfolios exercise a put option, they will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolios exercise a call option, the cost of the security which the Porfolios purchase upon exercise will be increased by the premium originally paid.

At April 30, 2000, the Portfolios had no open purchased put or call option contracts.

When the Porfolios write a covered call or put option, an amount equal to the premium received by the Portfolios is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolios realize a gain. When the Portfolios enter into a closing purchase transaction, the Portfolios realize a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Portfolios purchased upon exercise. When the written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Portfolios enter into options for hedging purposes. The risk in writing a covered call option is that the Portfolios give up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Portfolios are exposed to the risk of a loss if the market price of the underlying security declines.

During the six months ended April 30, 2000, the Portfolios did not write any options.

9.   Securities Traded on a To-Be-Announced Basis

The Portfolios may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Portfolios commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolios normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At April 30, 2000, the Portfolios had no TBA securities.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    37

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------
10. Capital Loss Carryforward

At October 31, 1999, TMI had, for Federal income tax purposes, a capital loss carryforward of approximately $2,717,000, available to offset future capital gains through October 31, 2007. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

11. Capital Shares

At April 30, 2000, the Fund had six billion shares of capital stock authorized with a par value of $0.00001 per share. Each share of a Portfolio represents an identical interest in that Portfolio with each share of the same Portfolio and has an equal entitlement to any dividends and distributions made by the Portfolio.

Transactions in shares of each Portfolio were as follows:

                                          Six Months Ended       Year Ended
                                          April 30, 2000      October 31, 1999
================================================================================
MFS Total Return Portfolio
Shares sold                                  1,468,530           7,783,928
Shares issued on reinvestment                     --             2,600,689
Shares reacquired                           (2,002,693)           (514,619)
--------------------------------------------------------------------------------
Net Increase (Decrease)                       (534,163)          9,869,998
================================================================================
Travelers Managed Income Portfolio
Shares sold                                  1,346,720           5,013,814
Shares issued on reinvestment                     --               269,439
Shares reacquired                             (319,101)           (386,700)
--------------------------------------------------------------------------------
Net Increase                                 1,027,619           4,896,553
================================================================================
SB Money Market Portfolio
Shares sold                                673,463,484       1,748,940,316
Shares issued on reinvestment                7,954,408           9,720,254
Shares reacquired                         (666,980,402)     (1,646,638,975)
--------------------------------------------------------------------------------
Net Increase                                14,437,490         112,021,595
================================================================================


--------------------------------------------------------------------------------
38                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
For a share of capital stock outstanding throughout each year ended October 31, except where noted:

MFS Total Return Portfolio          2000(1)(2)          1999(2)           1998            1997            1996            1995
================================================================================================================================
Net Asset Value,
  Beginning of Period              $    16.22        $    16.23      $    15.31      $    13.13      $    11.53      $    9.98
-------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From
  Operations:
    Net investment income(3)             0.28              0.52            0.32            0.38            0.33           0.45
    Net realized and
      unrealized gain (loss)            (0.06)             0.72            1.36            2.27            1.62           1.15
-------------------------------------------------------------------------------------------------------------------------------
Total Income
  From Operations                        0.22              1.24            1.68            2.65            1.95           1.60
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income               --                  (0.37)          (0.28)          (0.29)          (0.27)         (0.05)
  Net realized gains                  --                  (0.88)          (0.48)          (0.18)          (0.08)       --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                   --                  (1.25)          (0.76)          (0.47)          (0.35)         (0.05)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                    $    16.44        $    16.22      $    16.23      $    15.31      $    13.13      $   11.53
-------------------------------------------------------------------------------------------------------------------------------
Total Return                             1.36%++           7.62%          10.94%          20.64%          17.16%         16.12%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)             $  621,568        $  621,828      $  462,274      $  263,585      $  134,529      $  49,363
-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average
  Net Assets:
    Expenses(3)                          0.83%+            0.84%           0.84%           0.86%           0.91%          0.95%
    Net investment income                3.42+             3.11            3.32            3.54            3.82           4.40
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                    47%               97%            118%             99%            139%           104%
===============================================================================================================================

(1)  For the six months ended April 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average share method.
(3) The Manager has waived all or part of its fees for the year ended October 31, 1995. If such fees were not waived, the per share effect on net investment income and expense ratio would have been as follows:

                        Net Investment Income       Expense Ratio
                        Per Share Decreases      Without Fee Waiver
                        ---------------------    --------------------
1995                        $0.01                        1.06%

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    39

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of capital stock outstanding throughout each year ended October 31, except where noted:

Travelers Managed
Income Portfolio                     2000(1)(2)          1999(2)        1998(2)        1997(2)        1996(2)         1995
============================================================================================================================
Net Asset Value,
  Beginning of Period                  $11.49            $11.65         $11.55         $11.06         $11.16         $10.04
----------------------------------------------------------------------------------------------------------------------------
Income (Loss) From
  Operations:
    Net investment income(3)             0.37              0.65           0.72           0.63           0.65           0.61
    Net realized and
      unrealized gain (loss)            (0.20)            (0.45)         (0.06)          0.35          (0.14)          0.64
----------------------------------------------------------------------------------------------------------------------------
Total Income From Operations             0.17              0.20           0.66           0.98           0.51           1.25
----------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                 --                (0.29)         (0.54)         (0.49)         (0.46)         (0.13)
  Net realized gains                    --                (0.07)         (0.02)         --             (0.15)         --
----------------------------------------------------------------------------------------------------------------------------
Total Distributions                     --                (0.36)         (0.56)         (0.49)         (0.61)         (0.13)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                        $11.66            $11.49         $11.65         $11.55         $11.06         $11.16
----------------------------------------------------------------------------------------------------------------------------
Total Return                             1.48%++           1.75%          5.71%          9.19%          4.61%         12.68%
----------------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)               $126,728          $113,041        $57,556        $31,779        $23,532        $11,279
----------------------------------------------------------------------------------------------------------------------------
Ratios to Average
  Net Assets:
    Expenses(3)                          0.72%+            0.76%          0.84%          0.87%          0.92%          0.92%
    Net investment income                6.48+             5.57           6.11           6.48           6.19           6.13
----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                    92%              411%           327%           259%           255%           170%
============================================================================================================================

(1)  For the six months ended April 30, 2000 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3)  The Manager has waived all or part of its fees for the year ended
     October 31, 1995. If such fees were not waived, the per share effect on net investment income and the expense ratio would have been as follows:

                              Net Investment Income         Expense Ratio
                               Per Share Decreases        Without Fee Waiver
                              ---------------------      ------------------
1995                                 $0.04                      1.29%

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

--------------------------------------------------------------------------------
40                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of capital stock outstanding throughout each year ended October 31, except where noted:

Smith Barney
Money Market Portfolio      2000(1)      1999        1998        1997        1996        1995
===============================================================================================
Net Asset Value,
  Beginning of Period        $ 1.00     $ 1.00      $ 1.00      $ 1.00      $ 1.00     $ 1.00
-----------------------------------------------------------------------------------------------
  Net investment income(2)    0.027      0.046       0.050       0.049       0.049      0.052
  Distributions from net
    investment income        (0.027)    (0.046)     (0.050)     (0.049)     (0.049)    (0.052)
-----------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period              $ 1.00     $ 1.00      $ 1.00      $ 1.00      $ 1.00     $ 1.00
-----------------------------------------------------------------------------------------------
Total Return                   2.70%++    4.66%       5.11%       5.05%       5.05%      5.35%
-----------------------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)     $291,137   $276,699    $164,677    $111,168     $99,150    $37,487
-----------------------------------------------------------------------------------------------
Ratios to Average
  Net Assets:
    Expenses(2)                0.53%+     0.54%       0.64%       0.65%       0.65%      0.65%
    Net investment income      5.38+      4.58        4.99        4.94        4.86       5.26
===============================================================================================


(1)  For the six months ended April 30, 2000 (unaudited).

(2) The Manager waived all or part of its fees for the years ended October 31, 1997, October 31, 1996 and October 31, 1995. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:

                          Net Investment Income            Expense Ratios
                          Per Share Decreases            Without Fee Waivers
         1997               $0.000*                             0.67%
         1996                0.001                              0.74
         1995                0.003                              0.94

*    Amount represents less than $0.001.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
Travelers Series Fund Inc.                                                    41

                        [LOGO OF SALOMON SMITH BARNEY]

Directors
Victor K. Atkins
A.E. Cohen
Robert A. Frankel
Michael Gellert
Rainer Greeven
Susan M. Heilbron
Heath B. McLendon, Chairman

Officers
Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Phyllis Zahorodny
Vice President

Irving P. David
Controller

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Managers
SSB Citi Fund Management LLC
Travelers Investment Adviser, Inc.

Custodian
PFPC Trust Company

Annuity Administration
Travelers Annuity Investor Services
5 State House Square
1 Tower Square
Hartford, CT 06183

This report is submitted for the general information of the shareholders of Travelers Series Fund Inc. -- MFS Total Return, Travelers Managed Income and Smith Barney Money Market Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Portfolios, which contains information concerning the Portfolios' investment policies and expenses as well as other pertinent information.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Travelers Series Fund Inc.
388 Greenwich Street
New York, New York 10013

IN0804 6/00